Consolidated Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.0%
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
5.50%, 05/25/32
(a)(b)
.......... AUD 3,085 $ 2,132,766
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 7.19%, 08/17/41 . USD 5,640 5,653,817
BPCRE Ltd., Series 2022-FL2, Class A,
(1-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 7.41%, 01/16/37 . 4,092 4,078,545
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 10.61%, 07/19/37 ...... 250 249,975
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 10.68%, 07/20/37 ...... 7,675 7,675,292
Symphony CLO 38 Ltd.
Series 2023-38A, Class C1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.18%, 04/24/36 ... 2,500 2,525,774
Series 2023-38A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 11.28%, 04/24/36 .. 7,500 7,537,653
Symphony CLO 39 Ltd., Series 2023-
39A, Class E, (3-mo. CME Term
SOFR at 6.19% Floor + 6.19%),
11.47%, 04/25/34 ........... 5,000 5,001,437
Symphony CLO 40 Ltd., Series 2023-
40A, Class D, (3-mo. CME Term
SOFR at 5.00% Floor + 5.00%),
10.30%, 01/14/34 ........... 3,350 3,466,616
36,189,109
Canada — 0.0%
Fairstone Financial Issuance Trust I
(c)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 3,854 2,820,814
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 13,117,081
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,505,105
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 107,747
17,550,747
Cayman Islands — 6.5%
(c)
720 East CLO Ltd., Series 2023-IA,
Class A1, (3-mo. CME Term SOFR
at 2.10% Floor + 2.10%), 7.40%,
04/15/36
(a)
................ USD 5,000 5,030,169
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 7.48%, 01/20/36
(a)
6,250 6,322,026
ACAS CLO Ltd.
(a)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 6.43%, 10/18/28 ... 590 589,960
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.14%, 10/18/28 ... 500 501,390
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 7.74%, 10/18/28 ... USD 3,690 $ 3,696,368
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (3-mo. CME Term SOFR
at 1.16% Floor + 1.42%), 6.70%,
07/20/34
(a)
................ 13,536 13,555,961
AGL CLO 3 Ltd., Series 2020-3A,
Class D, (3-mo. CME Term SOFR
at 3.30% Floor + 3.56%), 8.86%,
01/15/33
(a)
................ 375 376,130
AGL CLO 5 Ltd., Series 2020-5A,
Class A2R, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.94%,
07/20/34
(a)
................ 390 392,050
AIMCO CLO, Series 2018-BA, Class
ER, (3-mo. CME Term SOFR at
6.30% Floor + 6.30%), 11.59%,
04/16/37
(a)
................ 1,000 999,607
AIMCO CLO 12 Ltd.
(a)
Series 2020-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.17%), 6.46%, 01/17/32 ... 6,425 6,431,390
Series 2020-12A, Class DR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 8.19%, 01/17/32 ... 610 611,151
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)
... 20,000 14,176,000
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.39%), 6.68%,
01/17/31
(a)
................ 561 561,075
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(d)(e)(f)
.. 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 6.75%,
11/02/30
(a)
................ 392 391,995
AMMC CLO XII Ltd., Series 2013-12A,
Class BR, (3-mo. CME Term SOFR
at 1.50% Floor + 1.76%), 6.86%,
11/10/30
(a)
................ 640 640,532
Anchorage Capital CLO 11 Ltd.
(a)
Series 2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 9.09%, 07/22/37 ... 2,500 2,545,056
Series 2019-11A, Class ER2, (3-mo.
CME Term SOFR at 7.33% Floor
+ 7.33%), 12.67%, 07/22/37 .. 2,500 2,586,310
Anchorage Capital CLO 7 Ltd.
(a)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 6.89%, 04/28/37 ... 22,000 22,143,374
Series 2015-7A, Class BR3, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 7.38%, 04/28/37 ... 8,000 8,063,654
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 9.13%, 04/28/37 ... 8,860 9,024,583
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38 ................. 23,350 22,683,712
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38 ................. 10,000 9,668,592

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39 ................. USD 11,420 $ 10,479,226
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40 ................. 20,750 19,715,716
Anchorage Credit Funding 2 Ltd.,
Series 2015-2A, Class ARV, 3.93%,
04/25/38 ................. 12,160 11,975,181
Anchorage Credit Funding 3 Ltd.
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 20,649,739
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 7.63%, 01/28/39
(a)
.. 4,045 4,035,918
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,678,500
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39 ................. 14,250 13,537,929
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37 ................. 8,750 8,700,429
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37 ................. 6,050 6,011,825
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)
................ 10,000 6,789,000
Antares CLO Ltd.
(a)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 7.13%, 04/20/33 ... 3,250 3,251,977
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.23%, 01/23/36 ... 8,470 8,496,380
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 7.08%, 07/25/33 ... 3,250 3,250,118
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
6.55%, 04/20/31
(a)
........... 3,695 3,699,147
Apidos CLO XVIII, Series 2018-18A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 6.43%,
10/22/30
(a)
................ 21,259 21,269,161
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.65%, 07/16/31
(a)
........... 1,196 1,197,943
Apidos CLO XXII
(a)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.32%), 6.60%, 04/20/31 ... 890 891,268
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.49%, 04/20/31 ... 3,250 3,259,622
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.49%, 04/20/31 ... 800 806,335
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.49%, 10/20/30
(a)
........... 15,546 15,550,443
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXV
(a)
Series 2016-25A, Class A1R2, (3-
mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.43%, 10/20/31 USD 15,079 $ 15,088,504
Series 2016-25A, Class AJR2, (3-
mo. CME Term SOFR at 1.50%
Floor + 1.50%), 6.78%, 10/20/31 5,000 5,001,591
Apidos CLO XXVI
(a)
Series 2017-26A, Class A1AR, (3-
mo. CME Term SOFR at 0.90%
Floor + 1.16%), 6.44%, 07/18/29 640 640,122
Series 2017-26A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 7.49%, 07/18/29 ... 2,750 2,758,124
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.48%,
07/17/30
(a)
................ 3,405 3,405,084
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.04%,
01/20/31
(a)
................ 270 269,570
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 7.11%,
04/15/31
(a)
................ 250 250,330
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.14%,
07/20/34
(a)
................ 1,320 1,325,309
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 11.84%,
10/22/34
(a)
................ 850 851,393
AREIT Ltd., Series 2024-CRE9, Class
A, (1-mo. CME Term SOFR at 1.69%
Floor + 1.69%), 6.77%, 05/17/41
(a)
27,500 27,496,211
Ares LI CLO Ltd., Series 2019-51A,
Class ER, (3-mo. CME Term SOFR
at 6.85% Floor + 7.11%), 12.41%,
07/15/34
(a)
................ 300 300,820
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (3-mo. CME Term SOFR
at 1.05% Floor + 1.31%), 6.59%,
04/22/31
(a)
................ 1,777 1,779,482
Ares Loan Funding I Ltd.
(a)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 12.26%, 10/15/34 .. 10,850 10,852,235
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,213,400
Ares LV CLO Ltd., Series 2020-55A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.71%,
07/15/34
(a)
................ 750 750,950
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (3-mo. CME Term SOFR
at 0.00% Floor + 2.31%), 7.61%,
10/15/30
(a)
................ 1,125 1,128,507
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 6.48%,
04/15/30
(a)
................ 968 969,323

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
6.38%, 10/15/30
(a)
........... USD 12,673 $ 12,689,603
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.58%,
04/20/31
(a)
................ 566 566,540
Assurant CLO IV Ltd.
(a)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 7.94%, 04/20/30 ... 500 500,348
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 9.19%, 04/20/30 ... 3,500 3,537,593
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 8.64%, 07/16/37
(a)
1,450 1,469,637
Bain Capital Credit CLO, Series 2018-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.08% Floor + 1.08%),
6.36%, 07/19/31
(a)
........... 9,000 9,000,608
Ballyrock CLO 14 Ltd.
(a)
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 7.30%, 07/20/37 ... 250 250,761
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 11.15%, 07/20/37 .. 250 249,992
Ballyrock CLO 25 Ltd., Series 2023-
25A, Class C, (3-mo. CME Term
SOFR at 4.70% Floor + 4.70%),
9.98%, 01/25/36
(a)
........... 1,750 1,765,759
Ballyrock CLO Ltd.
(a)
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.54%, 04/20/31 ... 363 363,629
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.14%, 04/20/31 ... 2,300 2,300,012
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.69%, 10/20/31 .. 1,340 1,339,327
Bardot CLO Ltd., Series 2019-2A,
Class DR, (3-mo. CME Term SOFR
at 3.00% Floor + 3.26%), 8.54%,
10/22/32
(a)
................ 940 961,150
Barings CLO Ltd.
(a)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.53%, 01/20/31 ... 2,049 2,049,117
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 6.94%, 01/20/31 ... 250 250,315
Series 2016-2A, Class AR2, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.61%, 01/20/32 ... 6,032 6,036,776
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 6.51%, 04/15/31 ... 1,351 1,352,039
Series 2019-3A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.61%, 04/20/31 ... 1,230 1,234,827
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.81%,
07/15/31
(a)
................ USD 450 $ 447,922
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
7.09%, 07/18/30
(a)
........... 11,000 11,011,036
Bean Creek CLO Ltd.
(a)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.56%, 04/20/31 ... 5,335 5,339,418
Series 2015-1A, Class ER, (3-mo.
CME Term SOFR at 6.01% Floor
+ 6.01%), 11.29%, 04/20/31 .. 1,000 1,000,307
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 6.83%, 07/20/37
(a)
..... 4,550 4,582,882
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 6.64%, 01/20/31
(a)
..... 2,091 2,092,876
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A2AR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 7.09%, 04/20/34
(a)
750 750,953
Benefit Street Partners CLO XIX Ltd.,
Series 2019-19A, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor +
2.10%), 7.40%, 01/15/33
(a)
..... 1,750 1,751,060
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.58%, 01/17/32
(a)
..... 6,445 6,450,263
Benefit Street Partners CLO XVII Ltd.,
Series 2019-17A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor +
1.34%), 6.64%, 07/15/32
(a)
..... 5,500 5,503,233
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 12.31%, 07/15/34
(a)
..... 1,000 1,001,475
Benefit Street Partners CLO XXI Ltd.,
Series 2020-21A, Class A1R, (3-mo.
CME Term SOFR at 1.17% Floor +
1.43%), 6.73%, 10/15/34
(a)
..... 15,000 15,007,605
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 12.36%, 04/25/34
(a)
..... 1,250 1,251,564
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 6.60%,
04/30/31
(a)
................ 19,080 19,095,183
BlueMountain CLO Ltd.
(a)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 6.72%, 10/22/30 ... 1,296 1,297,259
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 7.14%, 10/22/30 ... 4,000 4,012,747
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.54%, 04/20/31 ... 1,545 1,545,263

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-2A, Class C1R2, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.36%), 8.49%, 08/20/32 ... USD 250 $ 249,778
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.32%, 11/15/30 ... 4,151 4,158,190
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.82%, 11/15/30 ... 7,400 7,426,657
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.22%, 07/30/30 ... 273 273,701
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.49%, 08/15/31 ... 887 886,943
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 7.08%, 08/15/31 ... 2,750 2,761,148
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 6.47%, 10/25/30 ... 12,461 12,465,138
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 6.88%, 10/25/30 ... 9,000 8,984,976
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 6.64%, 07/15/31
(a)
..... 1,121 1,121,121
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 8.70%, 07/25/34
(a)
..... 250 250,304
BlueMountain CLO XXVIII Ltd.
(a)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 6.82%, 04/15/34 ... 450 450,416
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.46%, 04/15/34 ... 2,000 1,973,000
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 12.00%, 04/15/35
(a)
..... 250 241,337
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 8.89%, 11/20/34
(a)
...... 1,510 1,515,835
BlueMountain Fuji US CLO I Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.98% Floor +
1.24%), 6.52%, 07/20/29
(a)
..... 17,267 17,284,435
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.54%, 10/20/30
(a)
..... 2,534 2,535,449
Bristol Park CLO Ltd.
(a)
Series 2016-1A, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.55%, 04/15/29 ... 12,960 12,964,584
Series 2016-1A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 7.01%, 04/15/29 ... 6,500 6,514,976
Series 2016-1A, Class DR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.51%, 04/15/29 ... 500 503,092
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carbone CLO Ltd.
(a)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.40%), 6.68%, 01/20/31 ... USD 2,484 $ 2,487,233
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 8.14%, 01/20/31 ... 3,000 3,004,666
Carlyle Global Market Strategies CLO
Ltd.
(a)
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.56%, 01/15/31 ... 2,066 2,069,694
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.52%, 04/17/31 ... 14,355 14,377,737
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.43%, 05/15/31 ... 6,683 6,688,637
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.58%, 07/27/31 ... 20,879 20,910,575
Series 2014-5A, Class A1RR, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 6.70%, 07/15/31 ... 3,192 3,196,784
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.52%, 07/20/31 ... 2,328 2,330,035
Series 2015-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.22%), 6.50%, 07/20/32 ... 20,650 20,666,520
Carlyle US CLO Ltd.
(a)
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.74%, 01/15/30 ... 1,055 1,056,575
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 6.45%, 10/15/31 ... 3,790 3,795,017
Series 2019-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.62%, 04/20/31 ... 924 925,770
Series 2019-1A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.14%, 04/20/31 ... 5,000 5,006,687
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 8.44%,
07/16/31
(a)
................ 1,705 1,704,207
CarVal CLO II Ltd.
(a)
Series 2019-1A, Class CR, (3-mo.
CME Term SOFR at 2.26% Floor
+ 2.26%), 7.54%, 04/20/32 ... 700 700,564
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.46% Floor
+ 3.46%), 8.74%, 04/20/32 ... 2,000 2,002,363
CarVal CLO III Ltd., Series 2019-2A,
Class E, (3-mo. CME Term SOFR
at 6.70% Floor + 6.70%), 11.98%,
07/20/32
(a)
................ 1,300 1,273,596
CarVal CLO VC Ltd.
(a)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.81%, 10/15/34 ... 500 501,425
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 12.31%, 10/15/34 .. 250 249,494

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
CBAM Ltd.
(a)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.51%), 6.79%, 07/20/30 ... USD 6,813 $ 6,819,681
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.66%), 7.94%, 07/20/30 ... 750 752,641
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.14%, 07/20/31 ... 1,000 1,003,417
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 6.66%, 04/20/32 ... 3,756 3,757,472
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (3-mo. CME
Term SOFR at 0.00% Floor +
1.36%), 6.65%, 07/17/31
(a)
..... 4,343 4,345,060
Cedar Funding VII CLO Ltd.
(a)
Series 2018-7A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 6.18%, 01/20/31 ... 10,750 10,760,751
Series 2018-7A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.85%, 01/20/31 ... 6,750 6,750,159
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 10.09%, 01/20/31 .. 2,963 2,903,855
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 12.44%, 01/20/31 .. 2,000 1,749,048
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 396,645
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (3-mo.
CME Term SOFR at 1.35% Floor +
1.61%), 6.67%, 05/29/32
(a)
..... 1,000 999,994
Cedar Funding XIV CLO Ltd.
(a)
Series 2021-14A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.16%, 07/15/33 ... 4,000 3,998,366
Series 2021-14A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.81%, 07/15/33 ... 13,750 13,602,927
Series 2021-14A, Class E, (3-mo.
CME Term SOFR at 6.34% Floor
+ 6.60%), 11.90%, 07/15/33 .. 4,975 4,865,889
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,290 6,821,199
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.59%, 04/27/31
(a)
..... 2,737 2,740,371
CIFC Funding 2014-V Ltd., Series
2014-5A, Class ER3, (3-mo. CME
Term SOFR at 7.50% Floor +
7.50%), 12.80%, 07/17/37
(a)
..... 1,000 1,005,002
CIFC Funding 2016-I Ltd., Series 2016-
1A, Class D1RR, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%),
8.44%, 10/21/31
(a)
........... 668 671,554
CIFC Funding 2018-II Ltd.
(a)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 0.00%, 10/20/37 ... 14,110 14,110,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 0.00%, 10/20/37 ... USD 500 $ 500,000
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.64%, 07/18/31
(a)
........... 6,464 6,468,986
CIFC Funding 2019-III Ltd., Series
2019-3A, Class DR, (3-mo. CME
Term SOFR at 6.80% Floor +
7.06%), 12.35%, 10/16/34
(a)
..... 2,275 2,283,887
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 6.82%, 07/23/37
(a)
..... 500 499,910
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3-mo. CME Term
SOFR at 8.94% Floor + 8.94%),
14.22%, 10/22/35
(a)
.......... 1,200 1,209,571
CIFC Funding Ltd.
(a)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 7.30%, 07/16/30 ... 1,250 1,253,344
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.81%), 9.10%, 07/16/30 ... 500 510,361
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.54%, 10/18/30 ... 19,072 19,110,403
Series 2013-3RA, Class A1, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.52%, 04/24/31 ... 10,572 10,581,415
Series 2013-3RA, Class B, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.39%, 04/24/31 ... 650 651,675
Series 2013-3RA, Class C, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.44%, 04/24/31 ... 1,050 1,054,959
Series 2013-4A, Class DRR, (3-mo.
CME Term SOFR at 2.80% Floor
+ 3.06%), 8.33%, 04/27/31 ... 250 250,204
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 6.64%, 01/18/31 ... 383 382,981
Series 2014-3A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.46%), 6.74%, 10/22/31 ... 3,130 3,133,234
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.65%, 01/22/31 ... 21,880 21,919,522
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 6.99%, 01/22/31 ... 400 400,507
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.13%), 6.41%, 04/19/29 ... 2,378 2,380,891
Series 2015-3A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.69%, 04/19/29 ... 8,750 8,746,973
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.49%, 04/20/30 ... 6,856 6,862,828
Series 2017-3A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 11.98%, 04/20/37 .. 1,500 1,477,507

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.49%, 10/24/30 ... USD 10,216 $ 10,221,395
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.74%, 07/17/37 ... 18,250 18,268,250
Series 2017-5A, Class DR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 8.38%, 07/17/37 ... 1,400 1,417,920
Series 2018-1A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.54%, 04/18/31 ... 1,259 1,259,192
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.30%), 6.58%, 04/20/31 ... 6,495 6,497,858
Series 2018-4A, Class A1, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.70%, 10/17/31 ... 20,904 20,915,548
Clear Creek CLO Ltd.
(a)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.46%), 6.74%, 10/20/30 ... 566 567,033
Series 2015-1A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.21%), 8.49%, 10/20/30 ... 2,900 2,881,169
Clover CLO Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 6.65%,
10/25/33
(a)
................ 1,500 1,501,919
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.71%,
07/20/34
(a)
................ 250 250,196
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
9.31%, 07/14/34
(a)
........... 1,000 1,007,080
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (3-mo. CME Term
SOFR at 6.32% Floor + 6.32%),
11.62%, 10/15/36
(a)
.......... 1,500 1,496,277
Diameter Credit Funding I Ltd., Series
2019-1A, Class A, 4.60%, 07/25/37 9,730 9,672,763
Diameter Credit Funding II Ltd., Series
2019-2A, Class A, 3.94%, 01/25/38 3,000 2,949,880
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3-mo. CME Term
SOFR at 8.87% Floor + 8.87%),
14.17%, 10/15/35
(a)
.......... 500 503,520
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.00% Floor +
1.08%), 6.20%, 11/15/28
(a)
...... 8,658 8,666,942
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.58%, 04/15/29
(a)
..... 5,216 5,217,472
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 6.66%, 01/15/31
(a)
..... 1,271 1,271,041
Dryden 40 Senior Loan Fund, Series
2015-40A, Class AR2, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 6.27%, 08/15/31
(a)
..... 25,850 25,878,044
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.53%, 04/15/31
(a)
..... USD 5,255 $ 5,264,736
Dryden 49 Senior Loan Fund
(a)
Series 2017-49A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.49%, 07/18/30 ... 587 586,940
Series 2017-49A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.14%, 07/18/30 ... 1,000 1,000,974
Dryden 50 Senior Loan Fund
(a)
Series 2017-50A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.56%, 07/15/30 ... 5,467 5,474,602
Series 2017-50A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.21%, 07/15/30 ... 250 250,439
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 6.58%,
04/15/31
(a)
................ 2,228 2,228,218
Dryden 58 CLO Ltd., Series 2018-58A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.26%), 6.55%,
07/17/31
(a)
................ 3,492 3,491,859
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 7.14%,
07/18/30
(a)
................ 700 700,812
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 6.39%,
05/20/34
(a)
................ 109 108,926
Dryden Senior Loan Fund, Series 2017-
47A, Class A1R, (3-mo. CME Term
SOFR at 0.98% Floor + 1.24%),
6.54%, 04/15/28
(a)
........... 1,236 1,236,009
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.16%), 6.46%, 04/15/29
(a)
..... 2,089 2,092,090
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 11.63%,
04/20/35
(a)
................ 4,900 4,911,950
Elmwood CLO 16 Ltd., Series 2022-3A,
Class ER, (3-mo. CME Term SOFR
at 6.75% Floor + 6.75%), 12.03%,
04/20/37
(a)
................ 2,690 2,792,635
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 9.69%,
07/17/37
(a)
................ 3,000 3,063,346
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 13.29%,
01/17/37
(a)
................ 1,500 1,466,119
Elmwood CLO 22 Ltd., Series 2023-1A,
Class E, (3-mo. CME Term SOFR
at 7.65% Floor + 7.65%), 12.94%,
04/17/36
(a)
................ 2,000 2,041,249
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.59%,
04/17/37
(a)
................ 2,000 1,936,832

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO 29 Ltd., Series 2024-5A,
Class ER, (3-mo. CME Term SOFR
at 6.40% Floor + 6.40%), 11.72%,
04/20/37
(a)
................ USD 1,750 $ 1,759,346
Elmwood CLO 30 Ltd., Series 2024-6A,
Class A, (3-mo. CME Term SOFR
at 1.43% Floor + 1.43%), 6.73%,
07/17/37
(a)
................ 25,500 25,601,166
Elmwood CLO 33 Ltd., Series 2024-
9RA, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
7.12%, 10/21/37
(a)
........... 2,500 2,516,817
Elmwood CLO II Ltd.
(a)
Series 2019-2A, Class DR, (3-mo.
CME Term SOFR at 3.26% Floor
+ 3.26%), 8.54%, 04/20/34 ... 750 750,413
Series 2019-2A, Class ER, (3-mo.
CME Term SOFR at 7.06% Floor
+ 7.06%), 12.34%, 04/20/34 .. 14,750 14,767,038
Series 2019-2A, Class FR, (3-mo.
CME Term SOFR at 8.26% Floor
+ 8.26%), 13.54%, 04/20/34 .. 7,500 7,122,256
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 2,908,800
Elmwood CLO III Ltd.
(a)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 11.27%, 07/18/37 .. 500 500,420
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 13.23%, 07/18/37 .. 3,450 3,332,824
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
0.00%, 10/17/37
(a)
........... 2,750 2,750,000
Elmwood CLO VIII Ltd.
(a)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 13.28%, 04/20/37 .. 4,500 4,371,115
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 5,634,300
Elmwood CLO X Ltd., Series 2021-3A,
Class ER, (3-mo. CME Term SOFR
at 5.85% Floor + 5.85%), 11.13%,
04/20/34
(a)
................ 4,000 3,998,278
Elmwood CLO XII Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 0.00%,
10/15/37
(a)
................ 10,045 10,045,000
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.50%,
04/17/31
(a)
................ 6,882 6,886,896
Flatiron CLO 19 Ltd.
(a)
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.44%, 11/16/34 ... 25,000 25,013,925
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 8.36%, 11/16/34 ... 800 804,281
Flatiron CLO 25 Ltd.
(a)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 10/17/37 ... 1,150 1,150,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.87%, 10/17/37 ... USD 880 $ 880,000
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.12%, 10/17/37 ... 310 310,000
Flatiron CLO 28 Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 11.02%,
07/15/36
(a)
................ 2,000 2,006,160
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 13.73%,
04/15/36
(a)
................ 650 667,265
Galaxy XIX CLO Ltd., Series 2015-19A,
Class A1RR, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.49%, 07/24/30
(a)
........... 2,495 2,499,682
Galaxy XV CLO Ltd., Series 2013-15A,
Class ARR, (3-mo. CME Term SOFR
at 0.97% Floor + 1.23%), 6.53%,
10/15/30
(a)
................ 4,935 4,940,195
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.66%, 07/15/31
(a)
........... 5,932 5,936,885
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.54%,
04/20/31
(a)
................ 17,944 17,973,572
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%),
6.75%, 04/16/34
(a)
........... 850 851,060
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class AR, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
6.29%, 11/22/31
(a)
........... 2,158 2,160,564
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
6.38%, 05/16/31
(a)
........... 10,649 10,670,407
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
6.86%, 07/15/31
(a)
........... 306 306,428
Generate CLO 8 Ltd., Series 8A, Class
ER, (3-mo. CME Term SOFR at
6.95% Floor + 7.21%), 12.49%,
10/20/34
(a)
................ 4,250 4,220,327
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A, Class
E, (3-mo. CME Term SOFR at 5.35%
Floor + 5.61%), 10.89%, 10/20/34
(a)
5,765 5,776,381
GoldenTree Loan Management US
CLO 3 Ltd., Series 2018-3A, Class
D, (3-mo. CME Term SOFR at
0.00% Floor + 3.11%), 8.39%,
04/20/30
(a)
................ 750 751,354
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 12.10%, 07/20/34
(a)
..... 2,690 2,697,654

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 7.08%, 10/25/33
(a)
..... USD 6,250 $ 6,238,792
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 7.29%, 01/20/34
(a)
..... 2,000 2,007,752
Gracie Point International Funding
(a)
Series 2023-1A, Class A, (SOFR90A
at 0.00% Floor + 1.95%), 7.32%,
09/01/26 ............... 4,766 4,793,907
Series 2023-1A, Class D, (SOFR90A
at 0.00% Floor + 4.50%), 9.87%,
09/01/26 ............... 1,512 1,528,695
Great Lakes CLO VIII Ltd., Series
2024-8A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
7.10%, 07/15/37
(a)
........... 6,500 6,534,161
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
7.63%, 07/28/31
(a)
........... 500 501,769
Halsey Point CLO I Ltd., Series 2019-
1A, Class D, (3-mo. CME Term
SOFR at 4.35% Floor + 4.61%),
9.89%, 01/20/33
(a)
........... 2,500 2,502,845
Highbridge Loan Management Ltd.,
Series 3A-2014, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.44%), 6.72%, 07/18/29
(a)
..... 95 95,098
HPS Loan Management Ltd.
(a)
Series 11A-17, Class AR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.51%, 05/06/30 ... 7,949 7,954,651
Series 6A-2015, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 6.50%, 02/05/31 ... 3,945 3,949,076
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1TR, (3-mo.
CME Term SOFR at 1.60% Floor +
1.86%), 7.14%, 07/20/33
(a)
..... 12,500 12,496,669
Ivy Hill Middle Market Credit Fund XX
Ltd., Series 20A, Class A, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 7.68%, 04/20/35
(a)
..... 2,000 2,000,083
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 7.73%, 07/18/35
(a)
..... 19,750 19,887,501
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 6.91%, 09/15/29
(a)
3,000 3,003,831
KKR Financial CLO Ltd.
(a)
Series 2013-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 6.40%, 04/15/29 ... 18,342 18,348,404
Series 2013-1A, Class A2R2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 6.75%, 04/15/29 ... 1,000 999,926
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.04%, 01/20/31
(a)
400 395,628
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 6.58%, 07/20/31
(a)
390 390,010
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.28%), 6.56%, 04/20/31
(a)
USD 4,116 $ 4,119,329
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.52%, 03/20/30
(a)
245 245,451
Lewey Park CLO Ltd.
Series 2024-1A, Class B2, 4.98%,
10/20/37 ............... 2,750 2,750,000
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.55% Floor
+ 5.55%), 0.00%, 10/20/37
(a)
.. 2,620 2,620,000
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
6.89%, 01/17/37
(a)
........... 1,714 1,711,141
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,317 2,781,243
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 7,835 6,443,762
Madison Park Funding LIV Ltd., Series
2022-54A, Class E1, (3-mo. CME
Term SOFR at 8.95% Floor +
8.95%), 14.23%, 10/21/34
(a)
..... 250 251,987
Madison Park Funding LIX Ltd., Series
2021-59A, Class ER, (3-mo. CME
Term SOFR at 6.40% Floor +
6.40%), 11.68%, 04/18/37
(a)
..... 750 751,954
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 13.85%, 04/21/35
(a)
..... 2,250 2,313,330
Madison Park Funding LXVII Ltd.,
Series 2024-67A, Class A1, (3-mo.
CME Term SOFR at 1.51% Floor +
1.51%), 6.80%, 04/25/37
(a)
..... 11,000 11,019,985
Madison Park Funding XIV Ltd.
(a)
Series 2014-14A, Class AR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.48%, 10/22/30 ... 4,883 4,887,096
Series 2014-14A, Class DRR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 8.49%, 10/22/30 ... 1,000 1,005,148
Madison Park Funding XL Ltd.
(a)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 6.31%, 05/28/30 .... 1,635 1,635,532
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.82%, 05/28/30 .... 325 325,348
Madison Park Funding XLII Ltd., Series
13A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
6.43%, 11/21/30
(a)
........... 43,228 43,270,829
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)
................ 2,000 1,184,000
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 11.79%, 04/19/33
(a)
..... 500 501,863
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.54%, 07/21/30
(a)
..... 6,343 6,345,831

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XVIII Ltd.
(a)
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor
+ 1.20%), 6.48%, 10/21/30 ... USD 45,029 $ 45,118,976
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.21%), 8.49%, 10/21/30 ... 2,750 2,761,280
Madison Park Funding XX Ltd., Series
2016-20A, Class BR, (3-mo. CME
Term SOFR at 0.00% Floor +
1.81%), 7.08%, 07/27/30
(a)
..... 2,000 2,003,005
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 6.64%, 10/15/32
(a)
..... 1,250 1,250,441
Madison Park Funding XXIII Ltd.
(a)
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.50%, 07/27/31 ... 28,431 28,456,637
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 7.08%, 07/27/31 ... 2,000 2,003,106
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.53%, 07/27/31 ... 3,000 3,009,420
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor +
1.55%), 6.83%, 10/20/29
(a)
..... 7,250 7,262,004
Madison Park Funding XXIX Ltd.
(a)
Series 2018-29A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 6.46%, 10/18/30 ... 466 466,396
Series 2018-29A, Class E, (3-mo.
CME Term SOFR at 5.70% Floor
+ 5.96%), 11.24%, 10/18/30 .. 1,750 1,754,965
Madison Park Funding XXVII Ltd.
(a)
Series 2018-27A, Class A1A, (3-mo.
CME Term SOFR at 0.26% Floor
+ 1.29%), 6.57%, 04/20/30 ... 1,301 1,301,966
Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 0.26% Floor
+ 2.86%), 8.14%, 04/20/30 ... 3,125 3,130,260
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 6.56%, 07/16/37
(a)
..... 25,800 25,877,400
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 7.45%, 07/17/34
(a)
..... 250 250,495
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
7.51%, 01/15/34
(a)
........... 2,778 2,778,467
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 9.19%, 01/22/35
(a)
..... 500 503,480
MidOcean Credit CLO XI Ltd., Series
2022-11A, Class BR, (3-mo. CME
Term SOFR at 2.65% Floor +
2.65%), 7.93%, 10/18/33
(a)
..... 2,000 2,015,690
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 6.61%,
10/20/30
(a)
................ USD 152 $ 152,047
Myers Park CLO Ltd.
(a)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 7.14%, 10/20/30 ... 250 250,483
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.59%, 10/20/30 ... 1,000 1,003,152
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.56%, 01/28/30
(a)
..... 1,268 1,268,809
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.48%, 10/15/29
(a)
..... 15,962 15,974,629
Neuberger Berman CLO XX Ltd.
(a)
Series 2015-20A, Class ARR, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.42%), 6.72%, 07/15/34 ... 689 689,265
Series 2015-20A, Class BRR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.21%, 07/15/34 ... 500 501,894
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.46%, 10/18/30
(a)
29,821 29,821,026
Neuberger Berman Loan Advisers CLO
31 Ltd., Series 2019-31A, Class AR,
(3-mo. CME Term SOFR at 1.04%
Floor + 1.30%), 6.58%, 04/20/31
(a)
2,228 2,229,422
Neuberger Berman Loan Advisers CLO
32 Ltd.
(a)
Series 2019-32A, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 6.53%, 01/20/32 ... 17,412 17,417,097
Series 2019-32A, Class ER, (3-mo.
CME Term SOFR at 6.10% Floor
+ 6.36%), 11.64%, 01/20/32 .. 825 827,698
Neuberger Berman Loan Advisers CLO
36 Ltd., Series 2020-36A, Class
CR2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 7.78%,
04/20/33
(a)
................ 6,700 6,732,664
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(3-mo. CME Term SOFR at 5.75%
Floor + 6.01%), 11.29%, 07/20/31
(a)
250 250,552
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.19%, 01/20/36
(a)
750 752,798
New Mountain CLO 3 Ltd., Series CLO-
3A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%),
7.24%, 10/20/34
(a)
........... 3,000 3,011,754
New Mountain CLO 6 Ltd., Series
CLO-6A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.40%),
0.00%, 10/15/37
(a)
........... 14,590 14,600,213

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Oaktree CLO Ltd.
(a)
Series 2019-1A, Class A1R, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 6.65%, 04/22/30 ... USD 1,944 $ 1,945,578
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.78%, 04/20/37 ... 3,000 3,046,311
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 6.35%, 10/22/37 ... 960 958,330
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.78%, 10/22/37 ... 900 909,852
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 6.62%, 04/26/31
(a)
.. 1,672 1,675,253
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 8.44%, 04/26/31
(a)
.. 1,430 1,422,830
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 6.66%, 07/20/29
(a)
.. 241 241,237
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.91%), 7.19%, 07/20/29
(a)
.. 1,600 1,602,592
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.51%), 7.79%, 07/20/29
(a)
.. 500 501,874
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,788,128
Series 2016-12A, Class BAR3,
(3-mo. CME Term SOFR at
1.68% Floor + 1.68%), 0.00%,
10/18/37
(a)
.............. 6,750 6,750,000
Series 2016-12A, Class BBR3,
(3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 0.00%,
10/18/37
(a)
.............. 4,000 4,000,000
Series 2016-12A, Class E2R3,
(3-mo. CME Term SOFR at
7.34% Floor + 7.34%), 0.00%,
10/18/37
(a)
.............. 2,250 2,227,500
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 0.00%, 10/18/37
(a)
.. 1,000 1,000,000
Series 2017-13A, Class A1AR,
(3-mo. CME Term SOFR at
0.96% Floor + 1.22%), 6.52%,
07/15/30
(a)
.............. 19,811 19,825,207
Series 2017-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.84%, 07/20/37
(a)
.. 4,000 4,045,378
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 9.24%, 07/20/37
(a)
.. 6,250 6,203,012
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 6.57%, 04/10/33
(a)
.. 489 488,621
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 8.72%, 04/10/33
(a)
.. 2,200 2,202,248
Series 2019-17A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 11.55%, 07/20/37
(a)
. 1,750 1,758,822
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-8RA, Class A1, (3-mo.
CME Term SOFR at 1.22% Floor
+ 1.48%), 6.77%, 01/17/32
(a)
.. USD 1,934 $ 1,935,552
Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at
1.37% Floor + 1.37%), 6.60%,
07/20/37
(a)
.............. 1,000 1,000,506
Series 2020-18A, Class D1R2,
(3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 8.33%,
07/20/37
(a)
.............. 2,750 2,782,211
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 11.48%, 07/20/37
(a)
. 3,650 3,646,864
Octagon 57 Ltd., Series 2021-1A,
Class C, (3-mo. CME Term SOFR
at 2.05% Floor + 2.31%), 7.61%,
10/15/34
(a)
................ 2,750 2,756,599
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor +
1.22%), 6.51%, 04/16/31
(a)
..... 6,951 6,959,801
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.54%, 03/17/30
(a)
..... 1,290 1,290,844
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.51%, 07/15/29
(a)
..... 3,433 3,435,720
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 6.60%, 01/20/31
(a)
..... 2,486 2,488,575
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor +
1.23%), 6.53%, 04/15/31
(a)
..... 47,211 47,258,014
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.84%), 7.13%, 07/25/30
(a)
..... 1,000 1,000,918
Octagon Investment Partners XIV Ltd.,
Series 2012-1A, Class AARR, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.51%, 07/15/29
(a)
..... 831 830,789
Octagon Investment Partners XV Ltd.
(a)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.51%, 07/19/30 ... 7,340 7,343,086
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.89%, 07/19/30 ... 1,000 1,002,318
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.57%, 07/17/30
(a)
..... 2,184 2,186,398
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class AAR3, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.38%, 02/14/31
(a)
..... 15,842 15,853,056
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 7.06%, 11/18/31
(a)
...... 250 250,572

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 2 Ltd., Series
2019-2A, Class ER, (3-mo. CME
Term SOFR at 6.36% Floor +
6.62%), 11.90%, 04/21/34
(a)
..... USD 2,100 $ 2,105,158
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.91%), 7.19%, 07/02/35
(a)
..... 250 251,074
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 6.69%, 10/22/36
(a)
..... 500 500,154
OHA Credit Funding 5 Ltd., Series
2020-5A, Class AR, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 0.00%, 10/18/37
(a)
..... 34,220 34,220,000
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor +
1.40%), 6.68%, 07/20/34
(a)
..... 1,000 1,000,228
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 0.00%, 10/19/37
(a)
..... 2,750 2,750,000
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%),
6.40%, 05/23/31
(a)
........... 11,900 11,916,945
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
0.00%, 10/20/37
(a)
........... 1,000 1,000,000
OSD CLO Ltd., Series 2021-23A, Class
E, (3-mo. CME Term SOFR at 6.26%
Floor + 6.26%), 11.55%, 04/17/31
(a)
500 500,039
OZLM VI Ltd.
(a)
Series 2014-6A, Class A1T, (3-mo.
CME Term SOFR at 0.87% Floor
+ 0.87%), 6.15%, 04/17/31 ... 27,873 27,909,006
Series 2014-6A, Class SUB, 0.00%,
04/17/31
(d)(e)
............. 3,200 61,304
OZLM VIII Ltd.
(a)
Series 2014-8A, Class A2R3, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.20%, 10/17/29 ... 3,815 3,815,910
Series 2014-8A, Class CRR, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.70%, 10/17/29 ... 1,835 1,842,039
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 6.89%,
01/15/35
(a)
................ 9,750 9,754,211
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 6.58%,
04/15/31
(a)
................ 3,092 3,091,728
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 7.19%,
04/20/31
(a)
................ 250 251,029
Palmer Square CLO Ltd.
(a)
Series 2013-2A, Class A1A3, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 6.55%, 10/17/31 ... 1,227 1,228,093
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class A2R3, (3-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 7.05%, 10/17/31 ... USD 1,250 $ 1,253,030
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.39%), 6.68%, 01/17/31 ... 394 397,004
Series 2015-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.64%, 07/20/30 ... 491 491,131
Series 2015-2A, Class CR2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 3.01%), 8.29%, 07/20/30 ... 500 501,366
Series 2018-1A, Class DR, (3-mo.
CME Term SOFR at 6.94% Floor
+ 6.94%), 12.22%, 04/18/37 .. 2,500 2,522,689
Series 2018-2A, Class DR, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 12.29%, 04/16/37 .. 1,500 1,515,215
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.61% Floor
+ 6.61%), 11.91%, 07/15/34 .. 250 250,109
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 6.71%, 01/15/35 ... 250 250,263
Series 2021-4A, Class E, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 11.61%, 10/15/34 .. 1,000 1,001,614
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.35%), 11.63%, 04/20/35 .. 3,500 3,509,119
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 8.13%, 07/20/37 ... 880 883,759
Series 2023-4A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 12.03%, 10/20/33 .. 2,700 2,702,163
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.94%, 07/20/37 ... 3,000 3,002,575
Palmer Square Loan Funding Ltd.
(a)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.26% Floor
+ 6.26%), 11.54%, 04/20/29 .. 3,000 2,999,669
Series 2021-2A, Class A2, (3-mo.
CME Term SOFR at 1.51% Floor
+ 1.51%), 6.64%, 05/20/29 ... 11,750 11,767,463
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.39%, 05/20/29 .. 500 500,670
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.34%, 07/20/29 ... 4,386 4,387,840
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 8.04%, 07/20/29 ... 5,250 5,260,261
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.54%, 07/20/29 .. 4,875 4,882,537
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.36%, 10/15/29 ... 1,021 1,021,140
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 7.31%, 10/15/29 ... 500 501,110

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 8.16%, 10/15/29 ... USD 2,000 $ 1,996,023
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 10.56%, 10/15/29 .. 10,000 9,992,970
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 6.57%, 10/15/30 ... 6,585 6,593,865
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.20%, 10/15/30 ... 25,000 25,039,500
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 7.50%, 10/15/30 ... 10,500 10,527,977
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.40%, 10/15/30 ... 8,395 8,445,358
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 11.50%, 10/15/30 .. 11,750 11,743,259
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 6.70%, 04/15/31 ... 5,000 4,983,480
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 11.20%, 04/15/31 .. 5,000 4,996,984
Series 2023-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 6.73%, 01/25/32 ... 1,161 1,161,583
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.63%, 01/25/32 ... 5,325 5,335,164
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 10.01%, 10/15/32 .. 1,750 1,749,691
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.08%), 6.24%, 08/08/32 ... 29,750 29,754,430
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.81%, 08/08/32 ... 2,000 2,003,160
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 7.06%, 08/08/32 ... 1,000 1,001,701
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 8.11%, 08/08/32 ... 2,000 2,006,288
Park Avenue Institutional Advisers CLO
Ltd., Series 2019-1A, Class A1,
(3-mo. CME Term SOFR at 1.48%
Floor + 1.74%), 6.86%, 05/15/32
(a)
438 437,875
Park Blue CLO 2023-III Ltd., Series
2023-3A, Class F, (3-mo. CME Term
SOFR at 7.16% Floor + 7.16%),
12.44%, 04/20/36
(a)
.......... 1,000 997,839
Park Blue CLO 2024-V Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 6.80%, 07/25/37
(a)
..... 7,500 7,519,181
Park Blue CLO Ltd., Series 2022-1A,
Class A1, (3-mo. CME Term SOFR
at 2.45% Floor + 2.45%), 7.73%,
10/20/34
(a)
................ 1,250 1,254,613
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.72%,
07/24/31
(a)
................ USD 1,613 $ 1,615,007
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.81%,
07/15/34
(a)
................ 375 375,637
Pikes Peak CLO 6
(a)
Series 2020-6A, Class AR2, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.53%, 05/18/34 ... 6,186 6,188,443
Series 2020-6A, Class ER2, (3-mo.
CME Term SOFR at 6.43% Floor
+ 6.69%), 11.79%, 05/18/34 .. 500 500,040
Prima Capital CRE Securitization Ltd.,
Series 2015-4A, Class C, 4.00%,
08/24/49 ................. 1,108 1,077,327
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.50%, 10/15/30
(a)
........... 2,463 2,462,708
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
6.65%, 07/25/31
(a)
........... 735 735,859
Rad CLO 15 Ltd., Series 2021-15A,
Class A, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 6.63%,
01/20/34
(a)
................ 2,750 2,752,507
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3-mo. CME Term SOFR
at 8.30% Floor + 8.30%), 13.58%,
10/20/35
(a)
................ 500 502,927
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 8.69%,
07/24/32
(a)
................ 250 250,096
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (3-mo. CME Term SOFR at 7.53%
Floor + 7.79%), 13.07%, 01/20/33
(a)
250 250,750
Rad CLO 7 Ltd.
(a)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 6.64%, 04/17/36 ... 250 250,005
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 7.89%, 04/17/36 ... 500 504,613
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 9.44%, 04/17/36 ... 500 509,524
Rad CLO 9 Ltd.
(a)
Series 2020-9A, Class B1, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.46%, 01/15/34 ... 500 501,062
Series 2020-9A, Class E, (3-mo.
CME Term SOFR at 7.59% Floor
+ 7.85%), 13.15%, 01/15/34 .. 3,500 3,537,425
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 0.00% Floor + 3.51%),
8.79%, 04/20/34
(a)
........... 1,000 1,002,348
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.64%, 04/20/34
(a)
........... 3,000 3,003,686

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta VII Funding Ltd.
(a)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.23%, 06/20/34 ... USD 1,300 $ 1,303,047
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.68%, 06/20/34 ... 250 251,014
Regatta VIII Funding Ltd., Series 2017-
1A, Class BR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%),
7.37%, 04/17/37
(a)
........... 6,500 6,544,845
Regatta XII Funding Ltd., Series 2019-
1A, Class ARR, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
1.39%, 10/15/37
(a)
........... 9,730 9,730,000
Regatta XIV Funding Ltd., Series 2018-
3A, Class AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
6.38%, 10/25/31
(a)
........... 3,587 3,587,737
Regatta XV Funding Ltd., Series 2018-
4A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.48%, 10/25/31
(a)
........... 1,387 1,387,592
Regatta XVII Funding Ltd.
(a)
Series 2020-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.71%, 10/15/33 ... 600 608,158
Series 2020-1A, Class E, (3-mo.
CME Term SOFR at 7.61% Floor
+ 7.87%), 13.17%, 10/15/33 .. 500 500,569
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
8.64%, 01/20/35
(a)
........... 500 500,599
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
13.71%, 07/15/36
(a)
.......... 1,000 1,034,371
Rockford Tower CLO Ltd.
(a)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.46%, 10/15/29 ... 1,250 1,251,134
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 8.41%, 10/15/29 ... 5,360 5,361,012
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 6.73%, 10/20/30 ... 7,088 7,097,317
Series 2017-3A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.91%), 8.19%, 10/20/30 ... 430 429,810
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 413,423
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 7.11%, 05/20/31 ... 250 250,487
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 382,470
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 393,312
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.54%, 07/20/34 ... 250 250,494
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)
................ 5,000 3,043,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 6.42%,
07/25/31
(a)
................ USD 12,175 $ 12,181,476
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 8.77%,
07/10/34
(a)
................ 3,500 3,505,330
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 2.41%), 7.69%,
10/23/30
(a)
................ 2,150 2,152,408
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.29%), 6.57%,
04/20/31
(a)
................ 12,779 12,787,027
RR 16 Ltd., Series 2021-16A, Class A2,
(3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.21%, 07/15/36
(a)
3,750 3,764,070
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)
....... 475 260,015
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.16%, 10/15/34
(a)
1,750 1,755,920
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.69%,
07/15/39
(a)
................ 1,000 1,005,136
RR 3 Ltd.
(a)
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor
+ 1.35%), 6.65%, 01/15/30 ... 913 913,349
Series 2018-3A, Class BR2, (3-mo.
CME Term SOFR at 1.80% Floor
+ 2.06%), 7.36%, 01/15/30 ... 1,200 1,202,697
RR 32 Ltd.
(a)
Series 2024-32RA, Class A1R, (3-
mo. CME Term SOFR at 1.36%
Floor + 1.36%), 0.00%, 10/15/39 5,325 5,325,000
Series 2024-32RA, Class A2R, (3-
mo. CME Term SOFR at 1.70%
Floor + 1.70%), 0.00%, 10/15/39 4,500 4,500,000
RR 4 Ltd., Series 2018-4A, Class A2,
(3-mo. CME Term SOFR at 0.26%
Floor + 1.81%), 7.11%, 04/15/30
(a)
2,000 2,006,818
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 12.15%, 07/15/35
(a)
250 250,856
Sandstone Peak II Ltd., Series 2023-
1A, Class E, (3-mo. CME Term
SOFR at 8.79% Floor + 8.79%),
14.07%, 07/20/36
(a)
.......... 3,000 3,100,232
Sandstone Peak III Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 7.08% Floor + 7.08%),
12.42%, 04/25/37
(a)
.......... 1,000 1,030,850
Sandstone Peak Ltd.
(a)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.92%, 10/15/34 ... 9,730 9,730,000
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 6.47%, 10/15/34 ... 4,750 4,750,000
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.80% Floor
+ 7.06%), 12.36%, 10/15/34 .. 2,172 2,145,037

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (3-mo. CME Term SOFR
at 0.00% Floor + 2.61%), 7.91%,
07/15/31
(a)
................ USD 250 $ 250,238
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
6.08%, 10/20/37
(a)
........... 6,500 6,500,000
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.53%),
6.81%, 04/20/33
(a)
........... 5,000 5,010,834
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
11.44%, 07/20/34
(a)
.......... 6,000 5,974,663
Sixth Street CLO XVII Ltd.
(a)
Series 2021-17A, Class A, (3-mo.
CME Term SOFR at 1.24% Floor
+ 1.50%), 6.78%, 01/20/34 ... 7,000 7,002,371
Series 2021-17A, Class E, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.46%), 11.74%, 01/20/34 .. 2,250 2,243,587
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 12.04%, 04/20/34
(a)
..... 4,000 4,014,387
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 6.80%, 07/24/37
(a)
..... 5,000 5,016,500
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
6.61%, 01/26/31
(a)
........... 286 286,209
Sound Point CLO XV Ltd.
(a)
Series 2017-1A, Class BR, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.76%), 7.04%, 01/23/29 ... 117 116,479
Series 2017-1A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.59%, 01/23/29 ... 3,350 3,350,534
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
9.05%, 04/25/34
(a)
........... 345 342,276
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.70%, 10/25/34
(a)
........... 19,750 19,754,114
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.51%), 6.81%,
10/15/30
(a)
................ 185 185,494
Strata CLO I Ltd., Series 2018-1A,
Class USUB, 0.00%, 01/15/2118
(a)
7,680 561,254
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a)
... 2,820 6,007
Symphony CLO XVI Ltd., Series 2015-
16A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.50%, 10/15/31
(a)
........... 1,883 1,883,784
Symphony CLO XVIII Ltd., Series 2016-
18A, Class A1R3, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
6.29%, 07/23/33
(a)
........... 3,750 3,751,875
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO XXIII Ltd.
(a)
Series 2020-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 7.56%, 01/15/34 ... USD 510 $ 511,454
Series 2020-23A, Class ER, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.71%, 01/15/34 .. 510 511,670
Symphony CLO XXIV Ltd., Series 2020-
24A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
6.48%, 01/23/32
(a)
........... 1,085 1,085,632
Symphony Static CLO I Ltd.
(a)
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 2.11%), 7.40%, 10/25/29 ... 1,500 1,503,963
Series 2021-1A, Class E1, (3-mo.
CME Term SOFR at 5.35% Floor
+ 5.61%), 10.90%, 10/25/29 .. 750 750,798
TCI-Flatiron CLO Ltd.
(a)
Series 2016-1A, Class AR3, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.10%), 6.39%, 01/17/32 ... 24,017 24,047,967
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.96% Floor
+ 1.22%), 6.32%, 11/18/30 ... 10,422 10,422,109
Series 2018-1A, Class ANR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.59%, 01/29/32 ... 171 171,874
TCI-Symphony CLO Ltd.
(a)
Series 2016-1A, Class AR2, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.58%, 10/13/32 ... 12,977 12,983,334
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.93% Floor
+ 1.19%), 6.49%, 07/15/30 ... 19,164 19,172,198
Texas Debt Capital CLO 2024-I Ltd.,
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor +
6.00%), 11.28%, 04/22/37
(a)
..... 2,750 2,790,177
TIAA CLO III Ltd.
(a)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.70%, 01/16/31 ... 129 129,197
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 7.05%, 01/16/31 ... 750 751,501
TICP CLO X Ltd., Series 2018-10A,
Class E, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 11.04%,
04/20/31
(a)
................ 1,000 999,856
TICP CLO XII Ltd.
(a)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 6.73%, 07/15/34 ... 1,000 1,000,365
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.21%, 07/15/34 ... 925 928,157
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 11.81%, 07/15/34 .. 250 250,110
TICP CLO XIII Ltd., Series 2019-13A,
Class BR, (3-mo. CME Term SOFR
at 1.96% Floor + 1.96%), 7.26%,
04/15/34
(a)
................ 3,000 3,011,934

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO XV Ltd.
(a)
Series 2020-15A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.54%), 6.82%, 04/20/33 ... USD 250 $ 250,225
Series 2020-15A, Class E, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.41%), 11.69%, 04/20/33 .. 500 501,313
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 6.71%,
07/21/34
(a)
................ 1,000 1,001,118
Trestles CLO Ltd., Series 2017-1A,
Class ERR, (3-mo. CME Term SOFR
at 5.95% Floor + 5.95%), 11.23%,
07/25/37
(a)
................ 1,250 1,253,415
Trestles CLO VI Ltd., Series 2023-6A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.78%,
01/25/36
(a)
................ 5,000 5,034,850
Triaxx Prime CDO Ltd.
(a)
Series 2006-1A, Class A2, (3-mo.
LIBOR USD at 0.00% Floor +
0.45%), 5.73%, 03/03/39
(d)(e)
.. 52,840 42,166
Series 2006-1A, Class B, (3-mo.
LIBOR USD at 0.00% Floor +
0.65%), 5.93%, 03/03/39 .... 12,800 1,216
Trimaran CAVU Ltd.
(a)
Series 2019-1A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 7.44%, 07/20/32 ... 1,250 1,250,447
Series 2019-1A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.46%), 7.74%, 07/20/32 ... 250 251,214
Series 2019-1A, Class C1, (3-mo.
CME Term SOFR at 3.15% Floor
+ 3.41%), 8.69%, 07/20/32 ... 500 500,045
Series 2019-1A, Class D, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.41%), 9.69%, 07/20/32 ... 1,300 1,286,848
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 10.26%, 11/26/32 .. 575 572,159
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 10.03%, 07/23/37 .. 3,375 3,358,823
Series 2021-1A, Class ER, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 12.28%, 07/23/37 .. 8,500 8,689,420
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 8.80%, 10/25/34 ... 1,550 1,553,679
Series 2022-1A, Class D, (3-mo.
CME Term SOFR at 5.83% Floor
+ 5.83%), 11.11%, 10/22/35 .. 2,000 2,026,748
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 9.08% Floor
+ 9.08%), 14.36%, 10/22/35 .. 2,600 2,621,471
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.12% Floor
+ 6.12%), 11.40%, 01/20/36 .. 3,000 3,051,705
Series 2022-2A, Class E, (3-mo.
CME Term SOFR at 8.81% Floor
+ 8.81%), 14.09%, 01/20/36 .. 3,500 3,557,927
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 14.22%, 07/20/36 .. USD 3,000 $ 3,095,432
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
6.94%, 10/18/31
(a)
........... 900 900,903
Trinitas CLO XIV Ltd.
(a)
Series 2020-14A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 6.62%, 01/25/34 ... 7,000 7,000,694
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 7.68%, 01/25/34 ... 625 626,596
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class D, (3-mo. CME Term
SOFR at 3.60% Floor + 3.86%),
9.14%, 01/20/35
(a)
........... 2,000 2,012,558
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 8.44%,
04/20/31
(a)
................ 2,000 2,008,042
Voya CLO Ltd.
(a)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 6.77%, 10/15/30 ... 2,084 2,085,715
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.52%, 04/25/31 ... 1,335 1,341,089
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.69%, 10/18/31 ... 992 993,967
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 6.53%, 04/18/31 ... 23,862 23,879,597
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 6.57%, 04/17/30 ... 5,337 5,339,832
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 7.65%, 07/14/31 ... 1,200 1,203,711
Series 2015-3A, Class A1R3, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 6.43%, 10/20/31 ... 19,397 19,474,054
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 6.61%, 01/20/31 ... 3,435 3,449,155
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 8.19%, 01/20/31 ... 1,085 1,086,080
Series 2016-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 6.69%, 07/19/28 ... 132 132,220
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.24%), 6.54%, 06/07/30 ... 340 339,982
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.21%, 06/07/30 ... 750 751,020
Series 2017-3A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 7.21%), 12.49%, 04/20/34 .. 500 491,823
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 6.49%, 04/19/31 ... 413 414,584

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 6.50%, 10/15/31 ... USD 265 $ 265,419
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 0.00%, 10/15/37 ... 22,750 22,750,000
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 6.62%, 04/15/31 ... 23,115 23,206,764
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 7.20%, 10/17/32 ... 1,300 1,302,525
Series 2021-1A, Class X, (3-mo.
CME Term SOFR at 0.75% Floor
+ 1.01%), 6.31%, 07/15/34 ... 137 137,379
Whitebox CLO I Ltd.
(a)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 6.66%, 07/24/36 ... 5,000 5,008,500
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 8.44%, 07/24/36 ... 9,280 9,386,788
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 11.09%, 07/24/36 .. 6,630 6,644,936
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 3,128,680
Whitebox CLO II Ltd.
(a)
Series 2020-2A, Class DR, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.89%, 10/24/34 ... 6,750 6,667,733
Series 2020-2A, Class ER, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.36%), 12.64%, 10/24/34 .. 2,000 2,000,687
Series 2020-2A, Class SUB, 0.00%,
10/24/34 ............... 4,734 2,793,060
Whitebox CLO III Ltd.
(a)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 0.00%, 10/15/35 ... 14,600 14,600,000
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 3.35% Floor
+ 3.61%), 8.91%, 10/15/34 ... 5,750 5,679,451
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 0.00%, 10/15/35 ... 5,250 5,250,000
Series 2021-3A, Class E, (3-mo.
CME Term SOFR at 6.85% Floor
+ 7.11%), 12.41%, 10/15/34 .. 6,970 6,958,775
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 0.00%, 10/15/35 ... 6,970 6,970,000
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 13.29%,
04/20/36
(a)
................ 7,000 7,165,725
2,606,771,912
Security
Par (000)
Par (000) Value
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
4.70%, 10/21/38 ............ EUR 4,000 $ 4,483,653
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.05%, 10/25/49 .... 464 515,573
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.45%, 10/25/49 .... 321 357,229
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.85%, 10/25/49 .... 642 714,800
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 5.29%, 02/25/38 ....... 95 105,934
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.30%, 02/25/43 .... 3,200 3,552,085
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 4.60%, 02/25/43 .... 2,000 2,225,527
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 5.00%, 02/25/43 .... 1,400 1,557,531
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 6.90%, 02/25/43 .... 1,500 1,669,251
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 7.85%, 02/25/43 .... 800 890,270
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
4.49%, 06/15/41 ............ 20,722 23,095,781
39,167,634
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.50%, 01/26/43 .... 258 287,678
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.45%, 01/26/43 .... 1,029 1,157,395
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 6.40%, 01/26/43 .... 322 364,535
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 8.85%, 01/26/43 .... 257 288,912
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 10.85%, 01/26/43 .... 65 75,003
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.64%, 09/15/32 .... 1,100 1,227,191
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.54%, 09/15/32 .... 600 678,831
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 4.19%,
09/15/30 ............... 218 243,426

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 4.39%,
09/15/30 ............... EUR 175 $ 194,344
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 4.79%,
09/15/30 ............... 44 48,509
4,565,824
Ireland — 1.2%
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 7.28%,
02/15/37
(a)(b)
............... 3,200 3,554,744
Anchorage Capital Europe CLO 2
DAC
(a)(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.29%, 04/15/34 .... 2,563 2,846,015
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.23%, 04/15/34 .... 2,110 2,360,886
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.89%, 04/25/34
(a)(c)
.......... 590 657,839
Aqueduct European CLO DAC
(a)
Series 2019-3X, Class AR, (3-mo.
EURIBOR at 0.93% Floor +
0.93%), 4.47%, 08/15/34
(b)
... 5,000 5,554,677
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.69%, 04/20/34
(c)
... 1,250 1,390,681
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 4.76%, 08/15/37
(b)
... 5,114 5,706,077
Arbour CLO DAC
(a)(c)
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 7.58%, 05/15/38 .... 2,750 3,086,957
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 5.78%, 05/15/38 .... 2,000 2,230,935
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 6.43%, 05/15/38 .... 2,000 2,245,156
Arbour CLO VI DAC
(a)(b)
Series 6X, Class AR, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 0.00%, 11/15/37 ..... 8,000 8,894,068
Series 6X, Class DR, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 0.00%, 11/15/37 ..... 1,790 1,982,576
Ares European CLO VII DAC, Series
7X, Class AAR, (3-mo. EURIBOR
at 1.50% Floor + 1.50%), 5.19%,
10/15/30
(a)(b)(c)
.............. 1,200 1,337,813
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 6.49%,
10/15/31
(a)(c)
............... 2,000 2,226,440
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.39%,
04/20/32
(a)(c)
............... 862 958,225
Security
Par (000)
Par (000) Value
Ireland (continued)
Arini European CLO I DAC
(a)(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.59%, 07/15/36 .... EUR 5,000 $ 5,597,917
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.73%, 07/15/36 .... 1,000 1,142,648
Arini European CLO II DAC
(a)
Series 2A, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 8.06%, 04/15/38
(c)
... 6,648 7,417,308
Series 2X, Class A, (3-mo.
EURIBOR at 1.55% Floor +
1.55%), 5.41%, 04/15/38
(b)
... 5,750 6,423,520
Series 2X, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 8.06%, 04/15/38
(b)
... 1,500 1,684,914
Arini European CLO III DAC
(a)(c)
Series 3A, Class D, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 7.03%, 10/15/37 .... 1,390 1,546,584
Series 3A, Class E, (3-mo.
EURIBOR at 6.10% Floor +
6.10%), 9.58%, 10/15/37 .... 900 990,674
Armada Euro CLO III DAC
(a)(c)
Series 3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.99%, 07/15/31 .... 2,800 3,117,640
Series 3A, Class DRR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 0.00%, 10/15/37 .... 2,800 3,116,820
Aurium CLO, Series 11A, Class D,
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.42%, 01/18/38
(a)(c)
.... 2,825 3,187,102
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.39%, 01/16/31
(a)(b)
2,091 2,321,041
Aurium CLO VIII DAC
(a)(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 4.30%, 06/23/34 .... 5,000 5,546,492
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.46%, 06/23/34 .... 750 831,152
Aurium CLO X DAC, Series 10A, Class
D, (3-mo. EURIBOR at 4.30% Floor
+ 4.30%), 7.96%, 07/17/35
(a)(c)
... 3,500 3,898,272
Avoca CLO XIV DAC
(a)(b)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.40%, 01/12/31 .... 2,240 2,511,169
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.05%, 01/12/31 .... 1,100 1,227,690
Series 14X, Class SUB, 0.00%,
01/12/31
(d)(e)
............. 4,510 2,721,006
Avoca CLO XV DAC
(a)(b)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.74%, 04/15/31 .... 150 165,464
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.81%, 04/15/31 .... 1,305 1,438,612
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.52%, 04/15/31 .... 1,760 1,917,552

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class M1, 0.00%,
04/15/31 ............... EUR 3,100 $ 1,890,329
Avoca CLO XVIII DAC
(a)(b)
Series 18X, Class B1, (3-mo.
EURIBOR at 1.25% Floor +
1.25%), 4.93%, 04/15/31 .... 5,800 6,458,627
Series 18X, Class C, (3-mo.
EURIBOR at 1.75% Floor +
1.75%), 5.43%, 04/15/31 .... 150 167,046
Avoca CLO XXII DAC
(a)
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 6.59%, 04/15/35
(c)
... 970 1,075,881
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 4.98%, 04/15/35
(b)
... 710 784,430
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 6.73%, 04/15/34
(a)(c)
750 837,844
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(a)(c)
.. 4,550 4,321,580
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 4.56%,
07/22/34
(a)(b)
............... 5,000 5,541,380
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 4.99%, 07/20/31
(a)(b)
4,300 4,782,154
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 5.89%, 01/20/37
(a)(b)
11,650 13,035,788
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 6.89%, 08/15/34
(a)(b)
1,500 1,671,429
Cairn CLO IX DAC, Series 2018-9X,
Class A, (3-mo. EURIBOR at 0.71%
Floor + 0.71%), 4.39%, 04/25/32
(a)(b)
2,498 2,774,347
Cairn CLO XVI DAC
(a)
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 7.54%, 01/15/37
(c)
... 1,520 1,722,188
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 8.89%, 01/15/37
(c)
... 939 1,072,698
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 8.89%, 01/15/37
(b)
... 617 704,850
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.52%, 04/25/36
(a)(b)
7,585 8,468,572
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 10/25/37
(a)(b)
2,600 2,894,190
Carlyle Euro CLO DAC
(a)(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 5.93%, 10/15/35 .... 250 277,884
Series 2021-2A, Class C, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.99%, 10/15/35 .... 2,690 2,991,230
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.68%, 04/25/37 .... 1,020 1,144,062
Security
Par (000)
Par (000) Value
Ireland (continued)
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.89%, 07/15/32
(a)(b)
.......... EUR 450 $ 501,558
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.29%, 04/15/33
(a)(b)
.......... 400 444,011
CIFC European Funding CLO III DAC
(a)
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.19%, 01/15/34
(c)
... 500 558,515
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 5.19%, 01/15/34
(b)
... 4,500 4,974,105
Series 3X, Class E, (3-mo.
EURIBOR at 5.61% Floor +
5.61%), 9.29%, 01/15/34
(b)
... 850 948,982
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
4.91%, 12/15/32
(a)(b)
.......... 1,000 1,121,475
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.48%, 04/15/34
(a)(b)
11,500 12,757,673
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.65%, 05/14/32
(a)(b)
350 393,253
Cumulus Static CLO DAC
(a)
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(c)
... 974 1,089,716
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 7.53%, 11/15/33
(b)
... 499 558,283
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
4.84%, 02/22/34
(a)(b)
.......... 1,120 1,233,006
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
7.26%, 12/23/33
(a)(c)
.......... 400 449,372
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.63%, 12/15/34
(a)(b)
.......... 755 842,035
CVC Cordatus Loan Fund XXIII DAC
(a)(c)
Series 23A, Class DR, (3-mo.
EURIBOR at 3.10% Floor +
3.10%), 6.65%, 04/25/36 .... 770 873,070
Series 23X, Class ER, (3-mo.
EURIBOR at 6.85% Floor +
6.85%), 10.40%, 04/25/36
(b)
.. 470 521,223
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
10.20%, 10/23/34
(a)(c)
......... 1,350 1,495,676
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
8.94%, 02/15/37
(a)(c)
.......... 1,000 1,131,615
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
10.27%, 04/15/35
(a)(b)
......... 1,300 1,474,212

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XXX DAC
Series 30A, Class A, 5.35%,
05/15/37
(c)
.............. EUR 750 $ 837,985
Series 30A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.87%, 05/15/37
(a)(c)
.. 4,233 4,762,127
Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 5.35%, 05/15/37
(a)(b)
.. 5,750 6,424,551
Series 30X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.87%, 05/15/37
(a)(b)
.. 1,500 1,680,233
CVC Cordatus Opportunity Loan Fund
DAC
(a)
Series 1A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.54%, 08/15/33
(c)
... 5,000 5,571,813
Series 1X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.54%, 08/15/33
(b)
... 1,500 1,671,544
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.19%, 04/15/34
(a)(c)
.......... 250 278,890
Euro-Galaxy III CLO DAC
(a)(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 6.05%, 04/24/34 .... 700 779,989
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 6.95%, 04/24/34 .... 1,380 1,538,182
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.85% Floor + 0.85%), 4.53%,
04/15/34
(a)(b)
............... 5,000 5,548,576
Fernhill Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 3.75%
Floor + 3.75%), 7.54%, 04/15/37
(a)(c)
533 594,111
Fidelity Grand Harbour CLO DAC
(a)
Series 2021-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.28%, 10/15/34
(c)
... 1,490 1,658,101
Series 2023-1X, Class D, (3-mo.
EURIBOR at 5.90% Floor +
5.90%), 9.44%, 08/15/36
(b)
... 1,193 1,344,458
Series 2023-2A, Class D, (3-mo.
EURIBOR at 4.10% Floor +
4.10%), 8.02%, 04/15/38
(c)
... 1,980 2,232,600
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
5.79%, 09/12/33
(a)(b)
.......... 510 573,701
Fortuna Consumer Loan Abs DAC
(a)(b)
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 0.00%, 10/18/34 .... 1,700 1,895,764
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 0.00%, 10/18/34 .... 5,800 6,456,270
Fortuna Consumer Loan ABS DAC
(a)(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 4.76%, 02/18/34 .... 7,200 8,054,866
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.71%, 02/18/34 .... 4,900 5,523,695
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 0.00%, 10/18/34 .... EUR 2,300 $ 2,565,883
Glenbrook Park CLO DAC, Series 1A,
Class E, (3-mo. EURIBOR at 7.58%
Floor + 7.58%), 11.27%, 07/21/36
(a)(c)
3,800 4,269,177
Harvest CLO XVIII DAC, Series 18X,
Class B, (3-mo. EURIBOR at 1.20%
Floor + 1.20%), 4.88%, 10/15/30
(a)(b)
700 776,622
Harvest CLO XXIII DAC
(a)(b)
Series 23X, Class A, (3-mo.
EURIBOR at 0.95% Floor +
0.95%), 4.64%, 10/20/32 .... 1,817 2,022,997
Series 23X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.69%, 10/20/32 .... 1,360 1,514,846
Harvest CLO XXX DAC, Series 30A,
Class B1, (3-mo. EURIBOR at
2.60% Floor + 2.60%), 6.29%,
07/27/36
(a)(c)
............... 2,000 2,250,912
Harvest CLO XXXII DAC
(a)
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.20%, 07/25/37
(c)
... 2,222 2,486,433
Series 32A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(c)
... 1,039 1,158,167
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/25/37
(b)
... 1,543 1,719,972
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.64%, 07/25/34
(a)(b)
3,800 4,237,500
Henley CLO IV DAC
(a)
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.68%, 04/25/34
(c)
... 500 561,840
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 5.03%, 04/25/34
(b)
... 450 497,378
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 6.68%, 04/25/34
(b)
... 1,000 1,123,681
Henley CLO X DAC
(a)
Series 10A, Class SUB, 0.00%,
07/20/37
(c)
.............. 4,000 3,910,273
Series 10X, Class D, (3-mo.
EURIBOR at 3.75% Floor +
3.75%), 7.49%, 07/20/37
(b)
... 726 812,638
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 4.47%,
11/14/32
(a)(b)
............... 600 668,509
Invesco Euro CLO II DAC, Series
2X, Class DR, (3-mo. EURIBOR
at 3.40% Floor + 3.40%), 6.94%,
08/15/34
(a)(b)
............... 4,000 4,320,279
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.38%,
04/15/33
(a)(c)
............... 625 692,938
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.34%, 04/20/36
(a)(b)
8,500 9,464,005

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 7.49%, 01/15/34
(a)(b)
EUR 450 $ 499,956
Jubilee CLO, Series 2024-29X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 0.00%, 01/15/39
(a)(b)
... 2,230 2,482,325
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 5.46%, 07/18/33
(a)(b)
5,800 6,597,953
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 4.31%, 05/18/35
(a)(b)
... 1,800 1,986,943
Madison Park Euro Funding X DAC
(a)(b)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 4.43%, 10/25/30 .... 2,676 2,965,626
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.88%, 10/25/30 .... 1,850 2,043,473
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
5.39%, 02/15/31
(a)(b)
.......... 1,350 1,496,793
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
6.89%, 05/25/34
(a)(c)
.......... 1,250 1,395,676
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.18%,
10/15/32
(a)(c)
............... 950 1,054,409
Margay CLO I DAC, Series 1X, Class
D, (3-mo. EURIBOR at 6.40% Floor
+ 6.40%), 10.09%, 07/15/36
(a)(b)
.. 570 642,665
Marlay Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 4.50%
Floor + 4.50%), 8.18%, 10/15/30
(a)(c)
830 923,937
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.18%, 04/17/34
(a)(b)
.... 658 737,858
Neuberger Berman Loan Advisers Euro
CLO 6 DAC, Series 2024-6X, Class
D, (3-mo. EURIBOR at 3.75% Floor
+ 3.75%), 7.49%, 07/15/37
(a)(b)
... 882 986,351
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 4.61%, 10/25/34
(a)(b)
.... 5,200 5,753,994
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
6.04%, 11/25/33
(a)(c)
.......... 500 556,556
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 5.59%, 01/21/35
(a)(c)
.... 425 474,196
OAK Hill European Credit Partners VI
DAC, Series 2017-6X, Class B1,
(3-mo. EURIBOR at 1.20% Floor +
1.20%), 4.89%, 01/20/32
(a)(b)
.... 450 501,170
OCP Euro CLO, Series 2022-6A, Class
DR, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 8.49%, 07/20/36
(a)(c)
3,370 3,818,747
Security
Par (000)
Par (000) Value
Ireland (continued)
OCP Euro CLO DAC
(a)(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 5.99%, 04/20/33 .... EUR 250 $ 279,393
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.99%, 04/20/33 .... 250 279,514
Series 2023-7A, Class D, (3-mo.
EURIBOR at 5.10% Floor +
5.10%), 8.79%, 04/25/36 .... 2,500 2,842,272
Palmer Square European CLO DAC
(a)(b)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 7.68%, 01/15/38 .... 1,119 1,264,688
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor +
6.20%), 9.88%, 07/15/36 .... 1,382 1,554,966
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.84%, 10/15/37 .... 5,200 5,793,241
Palmer Square European Loan Funding
DAC
(a)
Series 2023-3A, Class D, (3-mo.
EURIBOR at 5.55% Floor +
5.55%), 9.09%, 05/15/33
(c)
... 1,000 1,123,931
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 6.61%, 05/15/34
(b)
... 3,250 3,617,429
Penta CLO 16 DAC, Series 2024-16A,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.87%, 10/18/36
(a)(c)
1,650 1,840,809
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 5.99%,
07/25/34
(a)(c)
............... 500 559,529
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.81%, 08/15/38
(a)(b)
1,640 1,828,835
Prodigy Finance DAC
(a)(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 6.22%, 07/25/51 ... USD 2,980 2,968,120
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 7.47%, 07/25/51 ... 304 303,894
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.72%, 07/25/51 ... 174 175,347
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.87%, 07/25/51 .. 114 115,987
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 0.00%, 10/15/38
(a)(b)
EUR 1,349 1,501,639
Providus CLO IX DAC, Series 9A, Class
B, (3-mo. EURIBOR at 2.45% Floor
+ 2.45%), 6.12%, 07/18/36
(a)(c)
... 5,200 5,840,745
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 6.49%, 02/15/35
(a)(b)
... 1,000 1,108,975
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 6.76%, 05/20/34
(a)(b)
... 1,000 1,114,645
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.66%, 07/16/34
(a)(b)
2,000 2,230,336

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Rockford Tower Europe CLO DAC,
Series 2019-1X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
5.29%, 01/20/33
(a)(b)
.......... EUR 5,012 $ 5,580,036
RRE 18 Loan Management DAC
(a)
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. 5,000 5,159,838
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 5.27%, 04/15/39
(b)
... 5,750 6,429,014
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
5.11%, 07/15/37
(a)(b)
.......... 2,865 3,198,942
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(a)(c)
............... 4,500 4,508,258
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 5.38%,
10/15/36
(a)(c)
............... 1,720 1,912,927
SCF Rahoituspalvelut XIII DAC
(a)(b)
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.35%, 06/25/34 .... 800 888,887
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 4.75%, 06/25/34 .... 400 445,337
Sona Fios CLO III DAC
(a)(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 4.48%, 04/20/37 .... 6,700 7,435,088
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.41%, 04/20/37 .... 2,830 3,140,493
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
5.99%, 04/15/33
(a)(b)
.......... 750 838,026
Sound Point Euro CLO X Funding
DAC, Series 10A, Class D, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
7.83%, 04/20/38
(a)(c)
.......... 1,863 2,093,068
St Paul's CLO VI DAC, Series 6A,
Class DRRE, (3-mo. EURIBOR
at 3.30% Floor + 3.30%), 6.86%,
05/20/34
(a)(c)
............... 4,595 5,080,345
St Paul's CLO XII DAC
(a)(b)
Series 12X, Class B1, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.29%, 04/15/33 .... 1,350 1,497,487
Series 12X, Class D, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 6.89%, 04/15/33 .... 1,880 2,081,138
Sutton Park CLO DAC
(a)(b)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 5.24%, 11/15/31 ..... 345 384,608
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 5.89%, 11/15/31 ..... 500 557,274
Texas Debt Capital Euro CLO DAC
(a)
Series 2024-1A, Class A, (3-mo.
EURIBOR at 1.45% Floor +
1.45%), 5.15%, 07/16/38
(c)
... 2,000 2,236,097
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 5.80%, 07/16/38
(c)
... EUR 2,000 $ 2,227,698
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 6.25%, 07/16/38
(c)
... 1,500 1,661,115
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(c)
... 1,150 1,284,353
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 7.30%, 07/16/38
(b)
... 1,243 1,386,907
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 7.28%, 01/15/35
(a)(b)
... 1,000 1,117,344
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.69%, 10/20/35
(a)(b)
... 11,500 12,816,439
Tikehau CLO XII DAC
(a)(b)
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.71%, 10/20/38 .... 5,200 5,807,580
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.62%, 10/20/38 .... 5,073 5,653,986
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 6.14%,
07/25/34
(a)(c)
............... 320 355,206
Voya Euro CLO I DAC
(a)(b)
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.43%, 10/15/30 .... 2,733 3,041,992
Series 1X, Class B1NE, (3-mo.
EURIBOR at 1.15% Floor +
1.15%), 4.84%, 10/15/30 .... 750 835,153
Voya Euro CLO II DAC
(a)(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 5.36%, 07/15/35 .... 250 278,391
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 5.83%, 07/15/35 .... 250 279,138
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 5.33%,
04/15/33
(a)(b)
............... 439 487,289
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 6.78%,
10/15/34
(a)(b)
............... 900 997,443
Voya Euro CLO V DAC, Series 5A,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 6.78%, 04/15/35
(a)(c)
660 733,273
461,995,554
Italy — 0.3%
(a)(b)
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 4.11%, 12/29/36 ..... 14,440 16,077,278
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.58%, 12/29/36 .... 6,250 6,970,517

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.08%, 12/29/36 .... EUR 1,435 $ 1,600,308
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.68%, 12/29/36 .... 1,322 1,480,286
Series 2024-1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 7.88%, 12/29/36 .... 268 298,246
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 4.12%,
12/24/44 ............... 344 381,999
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 4.52%,
12/24/44 ............... 159 176,572
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.72%,
12/24/44 ............... 85 95,506
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 4.30%,
12/25/46 ............... 7,428 8,303,385
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 5.70%,
12/25/46 ............... 614 693,855
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 6.70%,
12/25/46 ............... 798 906,810
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 8.70%,
12/25/46 ............... 557 626,343
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 4.15%, 02/24/42 .... 13,361 14,884,317
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.57%, 02/24/42 .... 1,642 1,826,759
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.37%, 02/24/42 .... 588 656,245
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 7.37%, 02/24/42 .... 669 745,809
Golden Bar Securitisation Srl , Series
2024-1, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.50%), 4.93%,
09/22/43 ................. 5,677 6,340,819
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 6.36%, 09/22/43 .... 2,706 3,076,780
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 7.05%, 09/22/43 .... 3,309 3,764,566
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 9.16%, 09/22/43 .... 2,785 3,194,674
Quarzo SRL
Series 2023-1, Class A2, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.43%, 12/15/39 .... 3,479 3,882,990
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 5.08%, 06/15/41 .... 5,487 6,121,957
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 5.78%, 06/15/41 .... EUR 970 $ 1,090,998
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 7.18%, 06/15/41 .... 850 958,490
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 6.23%,
12/28/31 ............... 250 279,022
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.38%, 07/28/34 .... 2,034 2,275,772
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 5.18%,
07/28/34 ............... 929 1,045,524
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 6.18%,
07/28/34 ............... 1,012 1,146,757
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 7.18%,
07/28/34 ............... 355 400,100
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 0.00%,
07/28/36 ............... 8,360 9,313,188
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 0.00%,
07/28/36 ............... 1,266 1,409,248
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 0.00%,
07/28/36 ............... 635 706,850
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 4.38%,
07/27/48 ................. 2,950 3,297,640
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 4.23%, 04/20/34 .... 10,226 11,423,435
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.05%, 04/20/34 .... 1,766 1,974,556
117,427,601
Jersey, Channel Islands — 0.2%
AGL CLO 20 Ltd., Series 2022-20A,
Class ER, (3-mo. CME Term SOFR
at 6.40% Floor + 6.40%), 0.00%,
10/20/37
(a)(c)
............... USD 900 900,000
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 13.94%,
07/21/36
(a)(c)
............... 250 259,346
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 11.83%,
04/19/37
(a)(c)
............... 1,500 1,550,563
Apidos CLO XLI Ltd., Series 2022-41A,
Class ER, (3-mo. CME Term SOFR
at 5.65% Floor + 5.65%), 0.00%,
10/20/37
(a)(c)
............... 1,000 1,000,000
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 9.98%, 10/15/36
(a)(c)
.... 500 515,567

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 13.83%,
04/25/35
(a)(c)
............... USD 2,000 $ 2,055,085
Ballyrock CLO 21 Ltd., Series 2022-
21A, Class D, (3-mo. CME Term
SOFR at 8.76% Floor + 8.76%),
14.04%, 10/20/35
(a)(c)
......... 1,000 1,007,027
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
10.48%, 04/25/36
(a)(c)
......... 1,000 1,020,725
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 10.88%, 04/25/36
(a)(c)
.... 1,835 1,881,367
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
10.48%, 10/20/37
(a)(c)
......... 2,000 1,998,504
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 11.28%, 04/20/37 .. 825 828,156
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 13.03%, 04/20/37 .. 2,360 2,280,563
Golub Capital Partners CLO 64B Ltd.,
Series 2022-64A, Class D, (3-mo.
CME Term SOFR at 5.50% Floor +
5.50%), 10.78%, 10/25/35
(a)(c)
.... 3,000 3,028,320
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 6.11%, 10/25/37 ... 880 880,909
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 6.41%, 10/25/37 ... 310 310,244
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.64%, 10/25/37 ... 310 310,591
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.64%, 10/25/37 ... 310 313,189
Juniper Valley Park CLO Ltd., Series
2023-1A, Class ER, (3-mo. CME
Term SOFR at 5.50% Floor +
5.50%), 10.78%, 07/20/36
(a)(c)
.... 830 830,289
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.30%, 10/15/37
(a)
.. 3,410 3,382,930
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 0.00%, 10/15/37
(a)
.. 4,820 4,820,000
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 2,970 2,970,000
Series 2024-37A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 0.00%, 10/15/37
(a)
.. 1,860 1,860,000
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 13.18%, 10/25/36
(a)
(c)
...................... 1,000 1,013,712
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class E, (3-mo. CME Term
SOFR at 9.15% Floor + 9.15%),
14.43%, 04/20/36
(a)(c)
......... USD 1,280 $ 1,316,732
Pikes Peak CLO 16 Ltd., Series 2024-
16A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
7.12%, 07/25/37
(a)(c)
.......... 5,000 5,019,249
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
11.80%, 04/26/37
(a)(c)
......... 1,250 1,292,363
Valley Stream Park CLO Ltd., Series
2022-1A, Class ER, (3-mo. CME
Term SOFR at 6.85% Floor +
6.85%), 12.13%, 10/20/34
(a)(c)
.... 13,575 13,590,230
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 16,959,051
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 6.42%, 07/20/32 ... USD 7,000 7,013,919
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 6.94%, 07/20/32 ... 2,000 2,001,630
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 0.00%, 10/20/37 ... 6,750 6,741,580
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 0.00%, 10/20/37 ... 1,600 1,592,029
90,543,870
Luxembourg — 0.1%
(a)(b)
Auto1 Car Funding SARL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.14%, 12/15/33 .... EUR 4,018 4,476,152
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.94%, 12/15/33 .... 300 335,306
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 6.94%, 12/15/33 .... 300 344,929
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
4.25%, 09/25/41 ............ 1,236 1,377,749
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 4.45%, 09/22/31 ....... 2,400 2,656,653
Pony SA Compartment German Auto
Loans
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 4.29%, 01/14/33 .... 1,200 1,334,192
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 4.64%, 01/14/33 .... 600 667,100
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 5.09%, 01/14/33 .... 400 444,699

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 5.19%, 11/14/34 ..... EUR 893 $ 998,591
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 5.94%, 11/14/34 ..... 366 410,655
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 4.44%, 01/14/38 .... 1,900 2,111,643
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.74%, 01/14/38 .... 11,200 12,435,514
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.44%, 12/14/32 .... 1,100 1,231,625
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 6.44%, 12/14/32 .... 1,000 1,127,207
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 4.30%, 01/20/35 ..... 3,386 3,766,606
33,718,621
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.71%, 08/13/49 .... 4,621 5,161,988
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 5.51%, 08/13/49 .... 917 1,031,665
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.61%, 08/13/49 .... 1,331 1,508,746
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.51%, 02/18/32 .... 800 893,035
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 5.46%, 02/18/32 .... 900 1,012,708
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 6.61%, 02/18/32 .... 200 225,599
Hill FL BV
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 0.00%, 10/18/32 .... 7,500 8,352,591
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 0.00%, 10/18/32 .... 500 557,187
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 4.10%, 09/16/41 .... 6,580 7,337,382
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.36%, 09/16/41 .... 361 401,552
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 4.86%, 09/16/41 .... 268 297,759
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.41%, 09/16/41 .... EUR 188 $ 208,278
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 5.04%, 07/27/32 ....... 2,890 3,220,654
30,209,144
Portugal — 0.0%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos , Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
4.30%, 02/26/34 ............ 5,300 5,910,669
TAGUS - Sociedade de Titularizacao
de Creditos SA, Series 2, Class D,
(1-mo. EURIBOR at 0.00% Floor +
2.85%), 6.24%, 09/23/38 ....... 481 519,119
6,429,788
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 4.23%, 09/28/38 .... 10,900 12,152,239
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 4.68%, 09/28/38 .... 4,000 4,453,481
Autonoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 4.15%, 01/31/39 .... 503 558,779
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 4.40%, 01/31/39 .... 812 903,637
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 4.90%, 01/31/39 .... 348 387,492
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 6.00%, 01/31/39 .... 193 214,647
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 7.25%, 01/31/39 .... 77 84,779
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 6.15%, 01/27/40 .... 991 1,126,443
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 7.55%, 01/28/40 .... 248 283,184
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 10.35%, 01/29/40 .... 1,425 1,674,778
Autonoria Spain 2023 FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.05%, 09/30/41 .... 4,895 5,458,817
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 4.50%, 09/30/41 .... 437 487,525
Series 2023-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 5.35%, 09/30/41 .... 1,486 1,673,217
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 6.25%, 09/30/41 .... 524 591,127

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 4.41%, 03/21/33
(a)
... EUR 207 $ 229,635
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 5.41%, 03/21/33
(a)
... 62 68,838
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 103 112,649
30,461,267
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c)(g)
... USD 605 473,281
United Kingdom — 0.6%
Asimi Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.00%), 5.96%, 09/16/31 .... GBP 3,274 4,382,796
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 6.31%, 09/16/31 .... 1,786 2,385,887
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 6.91%, 09/16/31 .... 1,654 2,217,368
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.35%,
08/20/31 ............... 2,918 3,910,903
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.85%,
08/20/31 ............... 5,216 6,990,805
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 7.55%,
08/20/31 ............... 3,951 5,302,436
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 5.76%, 04/19/31
(a)(b)
3,454 4,631,383
Dowson plc
(a)(b)
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.21%,
01/20/29 ............... 2,528 3,387,850
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.66%,
01/20/29 ............... 725 970,709
Series 2022-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.66%,
08/20/29 ............... 1,814 2,436,898
Series 2022-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 10.21%,
08/20/29 ............... 989 1,336,567
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 3,078 3,817,248
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.88%,
12/15/34
(a)
.............. 2,472 2,838,939
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series B2,  (Sterling Overnight
Index Average + 2.20%), 7.16%,
03/15/36
(a)(b)
............. GBP 100 $ 107,021
Hermitage 2023 plc, Series 2023-1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 2.45%),
7.40%, 09/21/33
(a)(b)
.......... 891 1,198,665
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.85%,
04/21/33 ............... 7,019 9,398,220
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.20%,
04/21/33 ............... 2,097 2,799,081
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.55%,
04/21/33 ............... 2,189 2,922,036
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 7.30%,
04/21/33 ............... 912 1,217,020
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 8.85%,
04/21/33 ............... 1,372 1,831,654
London Cards No. 1 plc, Series 1,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.75%),
8.71%, 05/15/33
(a)(b)
.......... 1,425 1,911,892
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.35%,
03/28/34 ............... 1,383 1,860,843
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.45%,
03/28/34 ............... 1,708 2,292,010
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 8.40%,
03/28/34 ............... 1,784 2,417,640
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 10.45%,
03/28/34 ............... 2,066 2,775,071
NewDay Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 6.14%,
03/15/32 ............... 1,910 2,567,175
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.61%,
03/15/32 ............... 3,309 4,429,329
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.36%,
03/15/32 ............... 3,128 4,219,894

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Newday Funding Master Issuer plc
(a)(b)
Series 2021-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.31%,
11/15/29 ............... GBP 677 $ 906,062
Series 2022-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 5.00%), 9.96%,
07/15/30 ............... 3,271 4,462,796
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.66%,
11/15/31 ............... 4,377 5,966,649
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.66%,
11/15/31 ............... 5,555 7,658,769
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.36%,
07/15/32 ............... 1,949 2,605,864
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.86%,
07/15/32 ............... 2,323 3,112,008
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 7.61%,
07/15/32 ............... 4,901 6,568,190
Newday Funding Master Issuer plc-,
Series 2024-2X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 0.90%), 5.86%, 07/15/32
(a)(b)
9,773 13,073,016
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.86%,
07/16/29 ............... 22,145 29,676,955
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.26%,
07/16/29 ............... 2,320 3,110,970
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 7.11%,
07/16/29 ............... 150 200,361
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 6.14%,
05/15/28 ............... 6,070 8,146,676
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.46%,
05/15/28 ............... 1,125 1,530,452
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.46%,
05/15/28 ............... 712 971,393
Satus plc
(a)(b)
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.86%,
08/17/28 ............... 200 267,795
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.16%,
08/17/28 ............... GBP 166 $ 222,597
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.86%,
01/17/31 ............... 9,263 12,414,179
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.21%,
01/17/31 ............... 3,139 4,200,887
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 7.01%,
01/17/31 ............... 3,161 4,240,713
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 8.26%,
01/17/31 ............... 568 765,813
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 10.26%,
01/17/31 ............... 549 739,874
Tower Bridge Funding plc
(a)(b)
Series 2022-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.72%), 5.68%,
12/20/63 ............... 2,104 2,812,940
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.20%,
10/20/64 ............... 1,469 1,983,050
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.15%), 8.15%,
10/20/64 ............... 993 1,345,973
Series 2023-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.30%,
10/20/64 ............... 1,116 1,517,046
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 5.94%,
07/28/35
(a)(b)
............... 3,400 3,191,941
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(b)(g)
... 9,360 12,874,524
221,124,833
United States — 6.2%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(c)(g)
USD 6,727 6,677,020
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 6.58%, 10/20/31 ... 152 152,524
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 7.59%, 10/20/31 ... 750 751,445
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 5.63%,
05/25/36
(a)
................ 1,493 1,462,766
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
5.66%, 08/25/35
(a)
........... 1,023 831,243

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 5.23%, 05/25/37 ... USD 7,059 $ 1,209,599
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.57%, 05/25/37 ... 348 60,204
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 2,286 2,066,575
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 7.33%, 02/19/38
(a)(c)
8,415 8,441,000
Affirm Asset Securitization Trust, Series
2024-A, Class A, 5.61%, 02/15/29
(c)
7,128 7,221,003
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%,
12/25/57
(a)(c)
............. 4 1,281
Series 2020-C,  0.00%, 09/25/60
(f)(h)
174 173,837
Series 2020-C, Class C, 0.00%,
09/27/60
(c)
.............. 119 9,525
Series 2020-D,  0.00%, 06/25/60
(f)(h)
260 259,934
Series 2021-C, Class A, 5.11%,
01/25/61
(c)(g)
............. 15,145 15,144,845
Series 2021-C, Class B, 3.72%,
01/25/61
(c)(g)
............. 6,014 5,859,883
Series 2021-C, Class C, 0.00%,
01/25/61
(c)
.............. 14,876 16,132,775
Series 2021-D, Class A, 2.00%,
03/25/60
(c)(g)
............. 34,707 34,186,344
Series 2021-D, Class B, 4.00%,
03/25/60
(a)(c)
............. 10,911 11,467,231
Series 2021-D, Class C, 0.00%,
03/25/60
(a)(c)
............. 15,907 16,626,061
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)(c)
............. 39,794 35,097,881
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)(c)
............. 8,637 6,717,964
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)(c)
............. 5,214 3,670,907
Series 2021-E, Class B3, 4.15%,
12/25/60
(a)(c)
............. 12,677 4,464,490
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)(c)
............. 8,544 6,125,180
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)(c)
............. 80 37,371
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)(c)
............. 168,048 6,272,363
Series 2021-F, Class A, 1.87%,
06/25/61
(c)(g)
............. 85,835 84,596,258
Series 2021-F, Class B, 3.75%,
06/25/61
(c)(g)
............. 23,922 23,554,630
Series 2021-F, Class C, 0.00%,
06/25/61
(c)
.............. 36,362 34,663,609
Series 2021-G, Class A, 1.87%,
06/25/61
(a)(c)
............. 61,427 59,677,550
Series 2021-G, Class B, 3.75%,
06/25/61
(a)(c)
............. 14,966 15,965,771
Series 2021-G, Class C, 0.00%,
06/25/61
(c)
.............. 26,853 24,663,027
Series 2023-B, Class A, 4.25%,
10/25/62
(c)(g)
............. 26,873 26,199,570
Series 2023-B, Class B, 4.25%,
10/25/62
(c)(g)
............. 3,314 3,151,219
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-B, Class C, 0.00%,
10/25/62
(c)
.............. USD 7,564 $ 3,567,955
Series 2023-B, Class SA, 0.00%,
10/25/62
(c)(h)
............. 1,300 992,855
American Homes 4 Rent Trust, Series
2015-SFR1, Class XS, 0.00%,
04/17/52
(a)(c)
............... 21,731 217
AMSR Trust
(c)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,073,015
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,948,102
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,385,723
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,486,561
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,688,977
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,376,896
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,254,754
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 645 595,094
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 6.79%, 01/15/37
(a)(c)
515 514,115
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 5.45%, 05/25/35
(a)
..... 5,063 4,063,747
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.27%, 07/25/36 ... 6,899 1,861,002
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 5.55%, 03/25/36 ... 1,844 1,018,906
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(c)
..... 4,121 4,067,040
Avoca CLO XXVIII DAC
(a)(c)
Series 28A, Class B1, (3-mo.
EURIBOR at 2.85% Floor +
2.85%), 6.54%, 04/15/37 .... EUR 3,400 3,787,832
Series 28A, Class B1R, (3-mo.
EURIBOR at 1.85% Floor +
1.85%), 0.00%, 10/15/37 .... 3,400 3,784,710
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 706,057
Series 1998-2, Class B1, 7.22%,
12/10/25 ............... 8,475 1,101,762
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 750 743,586
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (3-mo. CME Term
SOFR at 2.08% Floor + 2.34%),
7.44%, 05/17/31
(a)(c)
.......... 250 251,330
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.96%, 05/28/39 ... 18,134 14,568,624

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 6.26%, 05/28/39 ... USD 604 $ 312,986
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.96%, 02/28/40 ... 8,676 8,124,260
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.96%, 12/28/40 ... 433 429,539
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 696,491
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 668,337
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 510,364
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 6.78%, 09/19/39
(a)(c)
5,300 5,286,680
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 6.69%, 08/25/34 ... 33 32,647
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.33%, 12/25/35 ... 6,560 6,082,833
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.31%, 09/25/36 ... 1,715 1,722,283
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.49%, 10/25/36 ... 1,812 1,751,928
Series 2007-FS1, Class 1A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.31%, 05/25/35 ... 105 104,278
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.29%, 03/25/37 ... 2,840 2,576,383
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.25%, 03/25/37 ... 1,644 1,545,792
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.25%, 03/25/37 ... 2,009 1,908,010
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 5.22%, 04/25/37 ... 197 195,615
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.32%, 04/25/37 ... 21,820 19,953,694
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,716 1,667,757
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,902,448
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,485,694
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,693,008
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,322,643
Security
Par (000)
Par (000) Value
United States (continued)
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2012-4A, Class A1R4, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.12%), 5.97%, 04/22/32 ... USD 3,825 $ 3,820,219
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.33%, 08/14/30 ... 407 407,493
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 5.60%, 01/25/36 ... 1,620 1,372,074
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
5.13%, 10/25/36 .......... 794 779,242
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
14,909 14,126,631
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 5.29%,
10/25/36
(a)
................ 1,076 711,131
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 5.43%,
11/25/36
(a)
................ 636 288,135
CIT Mortgage Loan Trust, Series 2007-
1, Class 1M2, (1-mo. CME Term
SOFR at 1.75% Floor + 1.86%),
6.72%, 10/25/37
(a)(c)
.......... 3,538 3,433,191
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 5.17%, 05/25/37 11,653 7,764,588
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 5.24%, 05/25/37 5,294 3,526,772
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 5.14%, 07/25/45 5,528 3,871,188
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.29%, 12/25/36
(c)
.. 6,484 3,536,954
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 7.03%, 06/25/54
(a)(c)
.... 16,705 16,863,685
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 4,614 4,217,676
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 882 817,231
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,446 1,305,501
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 656 597,941
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 157 142,324
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 490,785
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,602 1,606,262
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,527 1,516,633

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... USD 1,095 $ 1,111,667
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 477 459,193
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,311 1,292,224
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,471 789,438
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,651 809,994
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 674,577
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 850,873
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,452,117
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,723,736
Cook Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 2.86%), 8.15%,
04/17/30
(a)(c)
............... 1,430 1,431,482
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.03%,
12/25/36
(g)
.............. 982 827,259
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c)(g)
............. 1,034 1,029,073
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c)(g)
............. 5,709 4,676,952
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c)(g)
............. 11,603 434,318
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.31%, 07/25/37
(a)(c)
. 1,338 882,120
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,868 1,683,045
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.51%,
04/25/36 ............... 5,249 4,674,973
Series 2006-17, Class 2A3, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.45%, 03/25/47 ... 96 81,764
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.42%, 03/25/37 ... 12,830 10,812,506
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.31%, 05/25/47 ... 1,557 1,364,484
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
6.47%, 06/25/47
(a)(c)
.......... 2,919 2,299,578
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
5.48%, 03/15/34
(a)
........... 151 150,639
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.46%,
01/25/29
(g)
.............. 106 263,183
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 214 377,504
Security
Par (000)
Par (000) Value
United States (continued)
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.39%, 05/15/35 .......... USD 245 $ 244,187
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
5.39%, 05/15/36 .......... 1,176 1,160,512
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
5.36%, 11/15/36 .......... 688 684,030
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 5.35%, 01/15/37 ... 445 414,742
Dewolf Park CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.90% Floor + 1.18%), 6.48%,
10/15/30
(a)(c)
............... 6,857 6,863,867
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class D, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 11.61%, 07/15/36 .. 5,000 4,989,341
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,801,500
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class D, (3-mo. CME Term
SOFR at 6.80% Floor + 6.80%),
12.10%, 04/15/37
(a)(c)
......... 2,300 2,307,246
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
7.05%, 07/15/30
(a)(c)
.......... 1,750 1,751,229
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,389,950
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 5,704 5,733,075
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 1,796 1,620,981
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 12.53%,
04/22/35
(a)(c)
............... 1,800 1,804,240
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 6.02%, 10/25/34 ... 2,818 2,613,156
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.21%, 10/25/36 ... 4,385 2,865,092
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.29%, 10/25/36 2,571 1,701,156
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.39%, 12/25/36 4,909 2,029,285
FirstKey Homes Trust
(c)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,434,719
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,568,158

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... USD 5,000 $ 4,865,509
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,793,659
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 7,887,270
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 5,277 4,961,203
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 6,290 6,426,324
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,833 1,885,522
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 3,092 3,097,538
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.25%, 02/25/37 ... 4,817 3,602,984
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 5.31%, 02/25/37 ... 5,217 1,681,655
FS Rialto Issuer LLC
(a)(c)
Series 2022-FL5, Class A, (1-mo.
CME Term SOFR at 2.30% Floor
+ 2.30%), 7.27%, 06/19/37 ... 6,888 6,906,944
Series 2022-FL6, Class A, (1-mo.
CME Term SOFR at 2.58% Floor
+ 2.58%), 7.54%, 08/17/37 ... 23,880 23,969,345
Series 2022-FL7, Class A, (1-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.99%, 10/19/39 ... 11,152 11,197,277
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 6.00%,
08/27/51
(a)(c)
............... 5,143 5,097,254
GoldenTree Loan Management US
CLO 14 Ltd.
(a)(c)
Series 2022-14A, Class ER, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 11.18%, 07/20/37 .. 2,300 2,311,794
Series 2022-14A, Class FR, (3-mo.
CME Term SOFR at 8.40% Floor
+ 8.40%), 13.68%, 07/20/37 .. 2,670 2,678,134
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 12.78%,
10/20/36
(a)(c)
............... 2,500 2,420,809
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,014 3,843,452
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 3,810 3,918,956
Golub Capital BDC 3 CLO LLC, Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%),
7.16%, 04/15/33
(a)(c)
.......... 10,000 10,007,062
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 7.45%, 11/09/36
(a)(c)
.... 2,500 2,521,116
Security
Par (000)
Par (000) Value
United States (continued)
Golub Capital Partners CLO 71 M,
Series 2024-71A, Class A, (3-mo.
CME Term SOFR at 1.95% Floor +
1.95%), 7.05%, 02/09/37
(a)(c)
.... USD 28,580 $ 28,706,084
Goodleap Sustainable Home Solutions
Trust, Series 2023-3C, Class A,
6.50%, 07/20/55
(c)
........... 9,864 10,242,089
GoodLeap Sustainable Home Solutions
Trust
(c)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 10,074 8,149,892
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 3,719 3,562,627
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 5,573 5,534,978
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 7.07%,
03/01/28
(a)(c)
............... 14,644 14,693,016
Greenpoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 2,455 2,451,300
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 27,395 27,805,588
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 2,127 2,170,355
Greenwood Park CLO Ltd., Series
2018-1A, Class A2, (3-mo. CME
Term SOFR at 0.00% Floor +
1.27%), 6.57%, 04/15/31
(a)(c)
.... 6,192 6,199,716
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.67%, 12/25/35 ... 5,333 2,375,947
Series 2006-4, Class 1A1, 4.13%,
03/25/36 ............... 3,556 2,415,127
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 210 61,997
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,069 618,319
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,421 271,974
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.37%, 01/25/47 ... 2,797 1,425,742
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 8.34%, 02/25/47 ... 3,414 3,354,380
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(c)
8,287 8,188,748
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.57%, 07/25/36 ... 4,008 3,792,620
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.27%, 05/25/37 ... 4,598 3,622,967
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.75%,
07/25/34
(a)
................ 801 777,660

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(g)
................ USD 6,933 $ 715,796
Huntington Bank Auto Credit-Linked
Notes, Series 2024-1, Class B2,
(SOFR 30 day Average at 0.00%
Floor + 1.40%), 6.75%, 05/20/32
(a)(c)
12,409 12,425,708
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 5.25%,
12/25/36
(a)(c)
............... 56 54,533
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.37%, 05/25/36
(a)
.. 1,649 1,623,404
Series 2007-CH1, Class MF1,
4.54%, 11/25/36
(g)
......... 11,339 11,685,181
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
LIBOR USD at 0.00% Floor +
1.25%), 6.78%, 07/28/42 .... 5,049 4,739,210
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 6.20%, 12/27/38 ... 8,665 8,366,651
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 6,329 6,055,581
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,513 850,962
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,164 4,804,822
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 4,353 4,406,736
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 480 474,924
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 5.06%, 06/25/37
(a)(c)
.... 881 590,895
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,200,961
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 391,276
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 4,973,352
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,260,219
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,366,891
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,669,503
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... 8,082 8,192,705
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,093,243
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,342,286
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,833,506
Litigation Systems, Inc., Series 2020-1,
Class A, 4.00%, 10/30/27
(f)
..... 1,364 1,364,187
Security
Par (000)
Par (000) Value
United States (continued)
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. USD 16,660 $ 14,314,792
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.33%, 03/25/46 ... —
(i)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 5.27%, 06/25/36 ... 7,950 3,781,625
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 5.29%, 08/25/36 ... 17,901 7,146,072
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
6.92%, 01/17/30
(a)(c)
.......... 3,750 3,749,050
Mariner Finance Issuance Trust
(c)
Series 2020-AA, Class A, 2.19%,
08/21/34 ............... 915 912,137
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 6,926 6,877,286
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,502,813
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,284,211
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,113,700
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,121,310
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,713,414
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,052,735
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,263,670
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,725,264
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,478,172
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,575,558
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 616,398
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,529,098
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 5.49%, 06/25/36
(c)
.. 2,952 2,727,038
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.25%, 05/25/37 ... 5,000 4,199,087
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
5.49%, 06/25/46
(a)(c)
.......... 672 653,191
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 5.45%, 05/25/37 ... 3,682 2,642,817
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.47%, 10/25/37 ... 3,539 3,336,177

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 5.36%, 08/25/37 USD 1,122 $ 989,179
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.15%, 06/25/37 ... 2,730 586,338
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.03%, 10/19/38
(a)(c)
4,192 4,202,480
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.60%, 09/17/37 ... 5,160 5,171,301
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 6.70%, 03/19/39 ... 3,340 3,341,035
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 8,812 8,334,270
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 15,101 13,805,518
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 5.84%, 09/25/35 ... 7,653 6,391,752
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 8.77%,
02/25/47
(c)
.............. 684 637,495
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.29%, 04/25/36
(a)
2,206 1,554,799
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(g)
.............. 3,566 828,653
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(g)
......... 1,378 393,123
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 5.47%,
11/25/36
(a)
.............. 1,914 533,972
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 7,876 7,421,809
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,873 1,596,478
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 11,553 11,012,411
Series 2022-3A, Class A, 6.10%,
06/20/53 ............... 3,082 3,149,858
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 8,692 8,704,442
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor +
0.52%), 5.38%, 04/25/37
(a)
..... 5,455 5,197,884
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,514,926
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,246,668
Security
Par (000)
Par (000) Value
United States (continued)
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... USD 111 $ 108,464
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,635,803
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
6.51%, 04/15/60
(a)
......... 6,735 6,663,305
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,736 1,546,665
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,317,924
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,339,349
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 16,331 16,705,734
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 32,724 33,629,245
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,517,408
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 36,284,263
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,747,564
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,730,237
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,067,588
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,316,851
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,372,845
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,034,478
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,041,729
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,585,288
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 11,427,434
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,787,652
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 542,107
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 7.53%,
11/25/53
(a)
.............. 7,690 7,670,189
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 5.64%, 12/25/35
(a)
..... 3,943 3,335,914
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,220,155
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 5,888,420
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
5.37%, 10/25/36
(a)(c)
.......... 75 91,097
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)(g)
.......... 14,201 14,101,993

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... USD 1,484 $ 599,547
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,213 585,354
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,522,963
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,285,739
Series 2021-1A, Class A2, (SOFR
30 day Average at 0.00% Floor +
0.76%), 6.10%, 06/16/36
(a)
... 4,537 4,539,236
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 729,834
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,625,899
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,848,114
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 27,323,230
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 35,206,548
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 5.70%, 11/25/35
(a)
.. 6,618 5,608,615
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 5.18%, 03/25/37
(a)
.. 6,755 5,721,568
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(g)
......... 13,904 12,066,609
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(g)
......... 11,818 10,305,838
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,370 2,375,404
Series 2007-B, Class A1, (1-mo.
LIBOR USD at 1.20% Floor and
18.00% Cap + 1.20%), 6.41%,
10/15/37
(c)
.............. 818 809,633
Owl Rock CLO VII LLC, Series 2022-
7A, Class A1, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
7.38%, 07/20/33
(a)(c)
.......... 1,300 1,307,827
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
5,000 4,958,043
Owl Rock CLO XII LLC, Series 2023-
12A, Class A1B, 6.37%, 07/20/34
(c)
9,000 8,919,358
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
7.00%, 07/24/36
(a)(c)
.......... 3,975 3,969,748
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(g)
................ 4,244 3,903,861
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 848 835,525
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,223,539
Security
Par (000)
Par (000) Value
United States (continued)
Pennantpark CLO IX LLC, Series 2024-
9A, Class A1, (3-mo. CME Term
SOFR at 1.98% Floor + 1.98%),
7.27%, 04/20/37
(a)(c)
.......... USD 9,000 $ 9,045,648
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
7.96%, 04/22/35
(a)(c)
.......... 8,500 8,556,007
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 6,901,280
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 7.58%, 04/18/36
(a)(c)
.... 8,000 8,031,610
PFS Financing Corp., Series 2022-E,
7.00%, 10/15/26
(c)(f)
.......... 25,000 25,052,500
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 8.73%, 01/20/37 ... 2,110 2,168,863
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 10.93%, 01/20/37 .. 1,690 1,696,168
PRET LLC
(c)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(g)
.............. 8,116 8,065,554
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(a)
.............. 9,627 9,616,248
Series 2023-RN2, Class A1, 8.11%,
11/25/53
(g)
.............. 14,167 14,372,219
Series 2024-NPL1, Class A1, 7.14%,
01/25/54
(g)
.............. 19,681 19,705,506
Series 2024-NPL4, Class A1, 7.00%,
07/25/54
(g)
.............. 13,429 13,588,505
Series 2024-NPL5, Class A1, 5.96%,
09/25/54
(g)
.............. 10,353 10,352,918
Progress Residential Trust
(c)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,878,241
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,641 1,522,911
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,626 6,217,236
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,645,549
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 11,667,794
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 14,337,507
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,022,275
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,090,899
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,419,157
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,972,271
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,854,552
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,417,931
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,115,243
Series 2023-SFR2, Class E1,
4.75%, 10/17/40 .......... 2,773 2,630,043

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... USD 3,875 $ 3,492,068
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,785,587
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1-mo. LIBOR USD at
0.62% Floor and 14.00% Cap +
0.62%), 5.17%, 07/25/34
(a)
..... 2,113 1,661,949
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 5.45%, 11/25/36
(a)
...... 2,545 2,110,508
RCO VII Mortgage LLC, Series 2024-1,
Class A1, 7.02%, 01/25/29
(c)(g)
... 11,544 11,627,018
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.23%, 10/25/39
(a)(c)
6,932 6,958,383
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c)(g)
.... 883 883,219
Regional Management Issuance Trust
(c)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 1,814 1,805,807
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,124,478
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,468,305
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 918 902,717
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,406,387
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,205,802
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 510,773
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,230,743
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 9,895 9,726,844
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,649,068
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,088,461
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,484,654
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,288,462
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 522 542,853
Republic Finance Issuance Trust
(c)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 182 181,341
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,287,703
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,389,165
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 28,426 27,873,799
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,733,353
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 4,340 4,159,310
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,752,380
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,417,820
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-A, Class C, 7.28%,
08/20/32 ............... USD 685 $ 698,633
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,858,994
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%, 10/17/33
(f)
43,330 40,461,554
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 3.01%,
08/25/35
(g)
.............. 829 629,150
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 5.26%, 01/25/47
(a)
.. 6,006 5,830,950
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 5.97%, 10/25/35 ... 570 445,547
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 5.19%, 02/25/37 ... 656 286,706
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 5.51%, 02/25/37 ... 6,989 3,054,531
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 5.41%, 01/25/37 ... 1,092 789,438
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 6,862 6,646,880
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 8,072 8,321,222
Sesac Finance LLC
(c)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... 33,857 33,704,243
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,422 2,481,567
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 5.29%, 07/25/36 2,321 499,576
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.21%
Floor + 0.32%), 5.18%, 10/25/36 4,623 3,451,274
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.96%, 10/15/41
(a)(c)
.... 17,778 18,606,540
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 5,194 5,120,371
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 2,916 2,882,333
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,414,884
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,681,232
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 14,544 12,576,176
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 848 745,241
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 6.79%, 03/15/56
(a)
... 19,965 20,087,658
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 19,727 20,285,497

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 6.44%, 06/17/52
(a)
... USD 7,947 $ 7,883,040
SoFi Personal Loan Trust
  0.00%, 10/15/30
(h)
.......... 351 17,340,734
Series 2023-1A, Class A, 6.00%,
11/12/30
(c)
.............. 19,659 20,012,607
Series 2024-1A, Class A, 6.06%,
02/12/31
(c)
.............. 20,732 21,106,493
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,014 958,473
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 510,076
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 258,977
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 679,228
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 5.76%, 01/25/35 98 82,353
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 5.99%, 11/25/35 69 53,397
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.32%, 01/25/37 ... 1,076 1,027,839
Splitrock Services, Inc., 0.00%,
02/12/31 ................. 304 11,666,582
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 5,988 5,552,449
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 18,065,977
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 7.60%, 04/17/38
(a)(c)
1,870 1,827,739
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
6.02%, 05/25/37
(a)(c)
.......... 4,001 3,147,738
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... 11,174 11,539,630
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(c)
7,984 7,578,805
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 5.99%, 06/25/36
(a)
..... 711 639,563
Tricon American Homes Trust
(c)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,343,099
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,620,354
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 7,727,939
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(c)
................ 308 304,244
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(c)(g)
... 15,586 15,522,219
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.33%, 09/25/36 ... USD 12,428 $ 3,356,204
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.37%, 10/25/36 ... 3,565 2,691,482
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 5.37%,
06/25/37
(a)(c)
............... 5,356 1,687,194
2,475,057,666
Total Asset-Backed Securities — 15.5%
(Cost: $6,309,136,977) ........................... 6,173,819,617
Shares
Shares
Common Stocks
Belgium — 0.0%
Azelis Group NV .............. 80,658 1,767,235
Cambodia — 0.0%
NagaCorp Ltd.
(e)
.............. 1,484,000 705,272
Canada — 0.1%
Agnico Eagle Mines Ltd. ......... 11,455 922,786
Algoma Steel Group, Inc.
(j)
........ 1,251,408 12,801,904
Hydro One Ltd.
(b)(c)
............. 26,469 917,496
Intact Financial Corp. ........... 4,759 913,832
Lionsgate Studios Corp.
(e)(j)
....... 340,953 2,437,814
17,993,832
Chile — 0.0%
Antofagasta plc ............... 39,581 1,066,900
Czech Republic — 0.0%
Komercni Banka A/S ........... 20,614 726,717
Moneta Money Bank A/S
(b)(c)
...... 66,493 326,451
1,053,168
Denmark — 0.0%
Novo Nordisk A/S , Class B ....... 800 94,889
France — 0.0%
Accor SA ................... 22,227 966,206
Casino Guichard Perrachon SA
(e)
... 22,622 75,545
LVMH Moet Hennessy Louis Vuitton SE 11,898 9,124,292
10,166,043
Georgia — 0.0%
Bank of Georgia Group plc ....... 6,708 329,584
Germany — 0.1%
Covestro AG
(b)(c)(e)
.............. 134,578 8,386,976
Evonik Industries AG ........... 271,324 6,351,527
K+S AG (Registered) ........... 366,899 4,704,445
TUI AG
(e)
................... 1,037,559 7,920,785
27,363,733
Greece — 0.0%
Athens International Airport SA ..... 112,319 953,663
National Bank of Greece SA ...... 117,136 1,001,346
OPAP SA , Class R ............. 28,398 504,515
Piraeus Financial Holdings SA ..... 66,337 282,417
2,741,941

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hungary — 0.0%
MOL Hungarian Oil & Gas plc ..... 86,164 $ 644,518
OTP Bank Nyrt . ............... 13,047 682,428
1,326,946
India — 0.1%
Aditya Birla Capital Ltd.
(e)
........ 237,218 671,661
Axis Bank Ltd. ................ 90,452 1,329,821
Bharat Electronics Ltd. .......... 301,103 1,025,928
Bharat Petroleum Corp. Ltd. ...... 243,026 1,070,949
Cipla Ltd. ................... 78,018 1,541,452
Eicher Motors Ltd. ............. 18,029 1,081,320
GAIL India Ltd. ............... 697,946 2,000,819
Godrej Consumer Products Ltd. .... 78,568 1,304,207
Hero MotoCorp Ltd. ............ 25,893 1,765,607
IndusInd Bank Ltd. ............. 117,084 2,021,211
InterGlobe Aviation Ltd.
(b)(c)(e)
...... 25,313 1,443,873
JSW Energy Ltd. .............. 125,112 1,093,451
Larsen & Toubro Ltd. ........... 17,096 749,720
Maruti Suzuki India Ltd. ......... 7,927 1,251,667
REC Ltd. ................... 82,058 543,230
Reliance Industries Ltd. ......... 48,023 1,689,591
ReNew Energy Global plc , Class A
(e)
. 460,000 2,893,400
UltraTech Cement Ltd. .......... 7,567 1,065,463
24,543,370
Indonesia — 0.0%
Astra International Tbk . PT ....... 2,745,700 914,493
Bank Central Asia Tbk . PT ........ 4,024,700 2,744,718
Bank Negara Indonesia Persero Tbk .
PT ..................... 3,620,000 1,278,290
Bank Syariah Indonesia Tbk . PT .... 2,845,600 566,839
Ciputra Development Tbk . PT ..... 8,387,600 735,178
6,239,518
Italy — 0.0%
Intesa Sanpaolo SpA ........... 1,247,040 5,338,204
UniCredit SpA ................ 221,667 9,731,543
Wizz Air Holdings plc
(b)(c)(e)
........ 44,157 856,603
15,926,350
Japan — 0.0%
Aeon Fantasy Co. Ltd.
(j)
......... 26,000 412,755
Amiyaki Tei Co. Ltd. ............ 34,500 456,577
Aoyama Trading Co. Ltd. ......... 43,500 410,793
Doutor Nichires Holdings Co. Ltd. ... 26,500 424,741
Fujita Kanko, Inc.
(e)
............. 8,700 590,669
Hiday Hidaka Corp. ............ 21,700 408,369
HIS Co. Ltd.
(e)
................ 34,900 408,552
Isetan Mitsukoshi Holdings Ltd. .... 25,200 395,602
J Front Retailing Co. Ltd. ......... 40,100 436,338
Marui Group Co. Ltd. ........... 25,800 431,480
PAL GROUP Holdings Co. Ltd. ..... 28,000 490,535
Round One Corp. ............. 77,000 590,325
Ryohin Keikaku Co. Ltd. ......... 23,600 433,362
Saizeriya Co. Ltd. ............. 11,500 457,359
St Marc Holdings Co. Ltd. ........ 28,400 430,926
6,778,383
Kazakhstan — 0.0%
Kaspi.KZ JSC , ADR
(b)
........... 13,624 1,444,008
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 328,000 641,843
Frontken Corp. Bhd. ............ 1,186,900 1,054,611
1,696,454
Security
Shares
Shares Value
Netherlands — 0.0%
Adyen NV
(b)(c)(e)
............... 648 $ 1,014,522
ASML Holding NV ............. 4,337 3,607,780
Universal Music Group NV ....... 82,968 2,170,544
6,792,846
Philippines — 0.0%
Ayala Land, Inc. ............... 2,064,600 1,344,654
Bloomberry Resorts Corp.
(e)
....... 8,217,500 1,186,341
International Container Terminal
Services, Inc. .............. 104,000 753,676
Metropolitan Bank & Trust Co. ..... 460,130 647,033
3,931,704
Poland — 0.0%
LPP SA .................... 98 401,694
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 65,221 950,413
Powszechny Zaklad Ubezpieczen SA 91,240 997,435
2,349,542
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(e)(j)
........ 6,275 591,607
Sweden — 0.0%
Skandinaviska Enskilda Banken AB ,
Class A .................. 51,502 788,404
Volvo AB , Class A ............. 30,546 815,657
1,604,061
Thailand — 0.0%
Advanced Info Service PCL ....... 164,000 1,323,363
CP ALL PCL ................. 373,200 756,404
True Corp. PCL , NVDR
(e)
......... 2,261,300 785,267
2,865,034
Turkey — 0.0%
Eldorado Gold Corp.
(e)
.......... 58,778 1,020,974
Turkiye Is Bankasi A/S , Class C .... 2,420,914 992,199
2,013,173
United Kingdom — 0.0%
Barclays plc ................. 319,445 959,799
Genius Sports Ltd.
(e)(j)
........... 1,345,384 10,547,810
Mobico Group plc
(e)
............ 2,543,814 2,501,059
NEW Look Retailers
(e)(f)
.......... 4,100,922 55
14,008,723
United States — 1.8%
Adobe, Inc.
(e)(k)
................ 7,582 3,925,808
AES Corp. (The) .............. 338,983 6,799,999
Aiven , Inc., Series D
(e)(f)
.......... 169,258 9,315,960
Albertsons Cos., Inc. , Class A ..... 376,824 6,963,708
Altice USA, Inc. , Class A
(e)
........ 740,096 1,820,636
Amazon.com, Inc.
(e)(k)
........... 115,113 21,449,005
AMC Networks, Inc. , Class A
(e)
..... 197,308 1,714,607
Anduril Engineering LLC, Series F
(e)(f)
688,766 14,971,431
Apple, Inc.
(k)
................. 37,641 8,770,353
Astra Space, Inc. , Class A
(e)
....... 69,879 34,939
Autodesk, Inc.
(e)
............... 3,360 925,613
Avaya, Inc.
(e)
................. 4,218 27,417
Bank of America Corp. .......... 325,446 12,913,697
Boyd Gaming Corp. ............ 44,825 2,897,936
Caesars Entertainment, Inc.
(e)(j)
..... 278,230 11,613,320
Capri Holdings Ltd.
(e)
........... 158,797 6,739,345
Carlson Travel, Inc.
(e)
........... 17,611 61,639
Carnival Corp.
(e)
............... 49,943 922,947
Centuri Holdings, Inc.
(e)(j)
......... 74,685 1,206,163
Cheniere Energy, Inc. ........... 39,968 7,187,845

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Cisco Systems, Inc. ............ 17,330 $ 922,303
Citigroup, Inc. ................ 132,710 8,307,646
Colgate-Palmolive Co. .......... 8,821 915,708
Comerica, Inc. ................ 25,531 1,529,562
Concentra Group Holdings Parent,
Inc.
(e)
.................... 151,176 3,380,295
Constellium SE , Class A
(e)
........ 751,443 12,218,463
Costco Wholesale Corp. ......... 999 885,633
Crown PropTech Acquisitions
(e)(f)
.... 312,703 45,908
Crown PropTech Acquisitions , Class A
(e)
133,068 1,429,150
Cummins, Inc. ................ 2,658 860,634
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 03/31/23, cost
$0)
(e)(l)(m)
.................. —
(n)
27,875,068
Dell Technologies, Inc. , Class C .... 7,810 925,797
Delta Air Lines, Inc. ............ 134,604 6,836,537
DF Residential I LP
(e)(f)
.......... 48,552,000 48,552,000
DiamondRock Hospitality Co. ...... 412,567 3,601,710
eBay, Inc. ................... 14,071 916,163
Eli Lilly & Co.
(k)
............... 12,806 11,345,348
EOG Resources, Inc. ........... 94,270 11,588,611
EPAM Systems, Inc.
(e)
........... 4,389 873,543
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$27,387,008)
(e)(f)(l)
............ 403,700 28,016,780
Farmers Business Network, Inc.
(e)(f)
.. 217,669 576,823
First Citizens BancShares , Inc. , Class A 6,566 12,087,678
First Horizon Corp. ............. 283,917 4,409,231
FLYR, Inc.
(e)(f)
................ 4,503,497 32,109,934
Forestar Group, Inc.
(e)
........... 118,660 3,841,024
Formentera Partners Fund II LP
(f)(m)
.. —
(n)
24,036,871
Freeport-McMoRan, Inc. ......... 134,118 6,695,171
FreeWire Technologies, Inc.
(e)(f)
..... 328 —
Golden Entertainment, Inc. ....... 79,939 2,541,261
Green Plains, Inc.
(e)
............ 308,129 4,172,067
Halliburton Co. ............... 223,860 6,503,133
HawkEye 360, Inc., Series D1
(e)(f)
... 1,684,066 17,329,039
Home Depot, Inc. (The) ......... 15,000 6,078,000
Intuit, Inc. ................... 1,475 915,975
Kinder Morgan, Inc. ............ 175,252 3,871,317
Kroger Co. (The) .............. 149,243 8,551,624
Lam Research Corp. ........... 9,719 7,931,482
Landsea Homes Corp.
(e)
......... 271,780 3,356,483
Latch, Inc.
(e)
................. 715,325 357,662
Linde plc ................... 250 119,215
Lineage, Inc. ................. 14,619 1,145,837
Lions Gate Entertainment Corp. , Class
A
(e)(j)
..................... 661,236 5,177,478
Lions Gate Entertainment Corp. , Class
B
(e)
..................... 60,575 419,179
Lockheed Martin Corp. .......... 1,495 873,917
Lumen Technologies, Inc.
(e)
....... 1,586,444 11,263,752
Martin Marietta Materials , Inc.
(j)
..... 10,000 5,382,500
Mastercard, Inc. , Class A ......... 11,000 5,431,800
Melange Secondaries Partners
(e)(m)
.. 1,924,217 1,924,217
Meta Platforms, Inc. , Class A ...... 25,374 14,525,093
Micron Technology, Inc. .......... 76,536 7,937,549
Microsoft Corp. ............... 7,000 3,012,100
NetApp, Inc. ................. 7,470 922,620
New Look Builders, Inc.
(e)(f)
....... 8,689,610 87
New York Community Bancorp, Inc. . 2,034,133 22,843,317
NRG Energy, Inc. .............. 108,465 9,881,161
NVIDIA Corp. ................ 70,216 8,527,031
Opendoor Technologies, Inc.
(e)
..... 1,367,000 2,734,000
Palladyne AI Corp.
(e)
............ 853,789 1,528,283
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp.
(e)
............ 73,917 $ 132,311
Paramount Global , Class B ....... 192,484 2,044,180
Park Hotels & Resorts, Inc. ....... 221,093 3,117,411
Playstudios , Inc.
(e)
............. 1,145,983 1,730,434
RXO, Inc.
(e)
.................. 20,000 560,000
Schneider Electric SE ........... 3,293 868,061
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,541,250)
(e)(l)
............. 250,000 1,787,500
Service Properties Trust ......... 768,304 3,503,466
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(e)(f)(l)
........... 40,613 261,142
Sonder Holdings, Inc. , Class A
(e)
.... 60,116 281,344
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$7,985,223)
(e)(f)(l)
............ 98,583 11,041,296
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,570,448)
(e)(f)(l)
............ 105,808 11,850,496
Sunstone Hotel Investors, Inc. ..... 248,338 2,562,848
Tesla, Inc.
(e)
.................. 57,300 14,991,399
Texas Capital Bancshares, Inc.
(e)
... 34,964 2,498,527
Toll Brothers, Inc. .............. 93,515 14,447,132
Transocean Ltd.
(e)(j)
............. 2,193,850 9,323,863
United States Steel Corp. ........ 1,043,328 36,860,778
Vertex Pharmaceuticals, Inc.
(e)
..... 1,985 923,184
Vistra Corp. ................. 139,569 16,544,509
Walmart, Inc. ................. 46,771 3,776,758
Walt Disney Co. (The) .......... 60,450 5,814,685
Warner Bros Discovery, Inc.
(e)(j)
..... 534,399 4,408,792
Welltower, Inc. ................ 7,248 927,961
Workday, Inc. , Class A
(e)
......... 3,797 928,025
Wynn Resorts Ltd. ............. 46,904 4,497,156
695,986,396
Zambia — 0.0%
First Quantum Minerals Ltd.
(e)
..... 43,612 594,628
Total Common Stocks — 2.1%
(Cost: $882,729,671) ............................. 851,975,340
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
Generacion Mediterranea SA, 9.88%
,
12/01/27
(c)
................ USD 5,293 4,636,677
Australia — 0.7%
AGI Finance Pty. Ltd., 6.11%
,
06/28/30
(b)
................ AUD 850 615,449
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 1,940 1,800,572
ANZ Holdings New Zealand Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid + 2.95%), 7.37%
(a)(b)(o)
. AUD 11,170 7,880,379
Arc Infrastructure Wa Pty. Ltd., 6.02%
,
05/27/31
(b)
................ 6,580 4,677,094
Aurizon Network Pty. Ltd., 6.10%
,
09/12/31
(b)
................ 2,590 1,842,560
Australia & New Zealand Banking
Group Ltd.
(a)(b)
(3-mo. EURIBOR + 0.40%), 3.95%,
05/21/27 ............... EUR 29,500 32,869,121

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 2.57%, 11/25/35 ..... USD 10,000 $ 8,676,988
Australian Gas Networks Ltd., 2.82%
,
04/28/31 ................. AUD 10,000 5,939,733
BHP Billiton Finance Ltd., (5-Year EUR
Swap Annual + 4.80%), 5.63%
,
10/22/79
(a)(b)
............... EUR 6,900 7,687,928
CIMIC Finance USA Pty. Ltd., 7.00%
,
03/25/34
(b)
................ USD 15,000 16,103,548
Commonwealth Bank of Australia,
2.69%
,
03/11/31
(b)
........... 10,000 8,804,098
FMG Resources August 2006 Pty. Ltd.
(c)
4.50%, 09/15/27 ............ 839 825,636
5.88%, 04/15/30 ............ 1,642 1,663,088
4.38%, 04/01/31 ............ 1,095 1,023,173
6.13%, 04/15/32 ............ 1,312 1,341,991
Glencore Capital Finance DAC, 1.13%
,
03/10/28
(b)
................ EUR 7,600 7,916,338
Glencore Finance Europe Ltd.
(b)
3.13%, 03/26/26 ............ GBP 8,000 10,437,355
1.50%, 10/15/26 ............ EUR 5,200 5,611,834
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.85%), 6.22%
,
02/20/35
(a)(b)
............... AUD 8,270 5,703,857
Macquarie Group Ltd., (1-day SOFR +
1.53%), 2.87%
,
01/14/33
(a)(b)
.... USD 10,000 8,685,928
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ............ 1,436 1,474,999
9.25%, 10/01/28 ............ 6,409 6,824,231
8.50%, 05/01/30 ............ 1,042 1,085,591
National Australia Bank Ltd.
(a)(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.35%, 01/12/37 .... 10,000 8,912,291
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.34%,
06/06/39 ............... AUD 4,520 3,253,367
National Storage Finance Pty. Ltd.,
3.63%
,
09/19/29
(b)(p)
.......... 10,700 7,375,031
NSW Ports Finance Co. Pty. Ltd.,
5.43%
,
09/19/34
(b)
........... 14,890 10,199,804
Oceana Australian Fixed Income Trust
(f)
12.00%, 08/31/25 ........... 11,002 7,658,716
12.50%, 07/31/26 ........... 16,502 11,501,068
12.50%, 07/31/27 ........... 27,503 19,324,130
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(b)
................ EUR 18,101 17,914,457
Qantas Airways Ltd., 5.90%
,
09/19/34
(b)
AUD 14,670 10,082,469
QBE Insurance Group Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 2.25%), 6.30%
,
09/11/39
(a)(b)
7,790 5,431,448
Scentre Group Trust 1
(a)(b)
(ADSWAP5 + 2.30%), 5.88%,
09/10/54 ............... 3,620 2,523,109
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.72%,
09/10/54 ............... 4,050 2,823,767
Westpac Banking Corp.
(a)
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.88%), 5.75%,
04/03/34
(b)
.............. 3,400 2,398,213
Security
Par (000)
Par (000) Value
Australia (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 2.67%, 11/15/35 ..... USD 10,000 $ 8,724,945
267,614,306
Austria — 0.1%
ams -OSRAM AG
(b)
0.00%, 03/05/25
(h)(p)
.......... EUR 7,400 8,000,487
2.13%, 11/03/27
(p)
........... 3,600 3,195,854
10.50%, 03/30/29 ........... 12,266 14,128,508
Erste Group Bank AG, (3-mo.
EURIBOR + 0.90%), 3.25%
,
08/27/32
(a)(b)
............... 9,000 10,045,279
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(a)(b)(o)
....... 20,200 21,784,303
57,154,431
Belgium — 0.2%
Anheuser-Busch InBev SA
(b)
4.00%, 09/24/25 ............ GBP 3,266 4,333,163
3.95%, 03/22/44 ............ EUR 13,130 14,928,098
Azelis Finance NV
(b)
5.75%, 03/15/28 ............ 3,242 3,735,863
4.75%, 09/25/29 ............ 3,241 3,669,231
Elia Transmission Belgium SA, 3.75%
,
01/16/36
(b)
................ 10,700 12,139,581
KBC Group NV
(a)(b)
(GUKG1 + 0.92%), 1.25%, 09/21/27 GBP 3,300 4,112,563
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 3,400 4,101,680
KBC IFIMA SA, (3-mo. EURIBOR
at 0.00% Floor + 0.35%), 3.82%
,
03/04/26
(a)(b)
............... 8,000 8,914,702
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(c)
...... USD 13,200 12,906,115
UCB SA, 4.25%
,
03/20/30
(b)
....... EUR 7,900 8,986,471
77,827,467
Brazil — 0.3%
3R Lux SARL
9.75%, 02/05/31
(c)
........... USD 15,657 16,532,813
9.75%, 02/05/31
(b)
........... 200 211,188
Azul Secured Finance LLP, 11.93%
,
08/28/28
(c)
................ 7,461 7,218,518
Braskem Netherlands Finance BV
8.50%, 01/12/31
(b)
........... 5,000 5,304,750
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
8.22%), 8.50%, 01/23/81
(a)(c)
.. 1,356 1,358,966
Cosan Luxembourg SA, 7.25%
,
06/27/31
(c)
................ 1,941 2,029,267
CSN Resources SA, 5.88%
,
04/08/32
(c)
1,235 1,049,132
Gol Finance SA, (1-mo. CME Term
SOFR + 10.50%), 15.34%
,
01/29/25
(a)(c)
............... 7,001 7,421,271
LD Celulose International GmbH,
7.95%
,
01/26/32
(c)
........... 2,085 2,135,040
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 6,990 5,989,362
7.25%, 06/30/31
(b)
........... 2,698 2,311,557
Pluxee NV, 3.50%
,
09/04/28
(b)
..... EUR 21,800 24,485,458
Raizen Fuels Finance SA
(c)
6.45%, 03/05/34 ............ USD 2,290 2,407,706
6.95%, 03/05/54 ............ 825 880,852

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil (continued)
Samarco Mineracao SA, 9.00%
,
(9.00%
Cash or 9.00% PIK), 06/30/31
(b)(q)
. USD 23,624 $ 21,999,748
Suzano Austria GmbH, 5.00%
,
01/15/30 ................. 2,575 2,562,769
Trident Energy Finance plc, 12.50%
,
11/30/29
(b)
................ 1,702 1,784,973
Vale Overseas Ltd., 6.40%
,
06/28/54 2,121 2,227,474
107,910,844
Canada — 0.7%
1011778 BC ULC
(c)
3.88%, 01/15/28 ............ 838 805,259
4.38%, 01/15/28 ............ 1,175 1,141,530
3.50%, 02/15/29 ............ 850 796,756
4.00%, 10/15/30 ............ 8,589 7,920,266
Baytex Energy Corp., 7.38%
,
03/15/32
(c)
................ 1,591 1,585,199
Bombardier, Inc.
(c)
7.50%, 02/01/29 ............ 7,472 7,906,056
8.75%, 11/15/30 ............ 1,105 1,213,372
7.25%, 07/01/31 ............ 5,236 5,535,421
7.00%, 06/01/32 ............ 356 372,353
Brookfield Residential Properties, Inc.
(c)
6.25%, 09/15/27 ............ 4,534 4,527,209
5.00%, 06/15/29 ............ 2,902 2,781,297
4.88%, 02/15/30 ............ 2,497 2,350,659
Dye & Durham Ltd., 8.63%
,
04/15/29
(c)
4,485 4,744,587
Emera, Inc., Series 16-A, (3-mo. LIBOR
USD + 5.44%), 6.75%
,
06/15/76
(a)
1,086 1,092,266
Enbridge, Inc.
3.40%, 08/01/51 ............ 3,826 2,761,552
Series 20-A, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.31%), 5.75%,
07/15/80
(a)
.............. 5,388 5,290,143
Garda World Security Corp.
(c)
9.50%, 11/01/27 ............ 2,793 2,796,670
7.75%, 02/15/28 ............ 1,621 1,680,828
HR Ottawa LP, 11.00%
,
03/31/31
(c)
.. 99,478 109,101,918
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ............ 4,672 4,644,509
4.63%, 03/01/30 ............ 7,171 6,865,535
Methanex Corp.
5.13%, 10/15/27 ............ 500 494,755
5.25%, 12/15/29 ............ 150 148,080
NOVA Chemicals Corp., 4.25%
,
05/15/29
(c)
................ 9,139 8,496,835
Open Text Corp., 3.88%
,
02/15/28
(c)
. 400 382,018
Open Text Holdings, Inc.
(c)
4.13%, 02/15/30 ............ 200 187,732
4.13%, 12/01/31 ............ 350 321,643
Parkland Corp.
(c)
5.88%, 07/15/27 ............ 250 249,356
4.50%, 10/01/29 ............ 200 189,357
4.63%, 05/01/30 ............ 980 924,190
Rogers Communications, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.59%),
5.25%
,
03/15/82
(a)(c)
.......... 1,117 1,096,751
Toronto-Dominion Bank (The)
(b)
2.88%, 04/05/27 ............ GBP 3,266 4,173,323
2.78%, 09/03/27 ............ EUR 31,520 35,359,180
3.19%, 02/16/29 ............ 41,620 47,501,898
Videotron Ltd., 5.13%
,
04/15/27
(c)
... USD 275 274,088
Security
Par (000)
Par (000) Value
Canada (continued)
Wrangler Holdco Corp., 6.63%
,
04/01/32
(c)
................ USD 6,491 $ 6,746,908
282,459,499
Cayman Islands — 0.0%
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(a)
(b)(o)
..................... 15,000 14,893,050
Chile — 0.1%
AES Andes SA
(c)
6.30%, 03/15/29 ............ 1,487 1,540,978
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(a)
... 12,700 13,124,688
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a)(c)(o)
................ 1,110 1,191,862
Engie Energia Chile SA, 3.40%
,
01/28/30
(b)
................ 2,468 2,263,619
Kenbourne Invest SA
(d)(e)
6.88%, 11/26/24
(c)
........... 17,203 10,321,800
6.88%, 11/26/24
(b)
........... 11,153 6,691,800
4.70%, 01/22/28
(c)
........... 1,288 772,800
4.70%, 01/22/28
(b)
........... 12,041 7,224,600
43,132,147
China — 0.3%
ANLLIAN Capital Ltd.
(b)(h)(p)
0.00%, 02/05/25 ............ EUR 7,100 8,306,437
0.00%, 02/05/25 ............ 15,900 18,601,738
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(b)(d)(e)(f)
.. CNY 2,990 —
China Development Bank Financial
Leasing Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.75%), 2.88%
,
09/28/30
(a)(b)
............... USD 8,084 7,886,993
eHi Car Services Ltd., 7.00%
,
09/21/26
(b)
................ 1,000 695,000
European TopSoho SARL, Series
SMCP, 4.00%
,
10/14/24
(b)(d)(e)(p)
... EUR 13,600 4,861,196
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
11.88%, 06/01/24 ........... USD 3,142 43,203
7.95%, 07/05/24 ............ 5,938 89,070
9.88%, 10/19/24 ............ 3,695 50,806
6.95%, 12/17/24 ............ 3,180 47,700
11.75%, 04/17/25 ........... 10,550 158,250
Far East Horizon Ltd.
(b)
6.63%, 04/16/27 ............ 7,185 7,256,778
5.88%, 03/05/28 ............ 20,000 19,866,000
Fortune Star BVI Ltd.
(b)
5.95%, 10/19/25 ............ 2,561 2,500,176
3.95%, 10/02/26 ............ EUR 800 819,279
Geely Automobile Holdings Ltd., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.45%),
4.00%
(a)(b)(o)
................ USD 7,800 7,758,562
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(b)
........... 5,000 4,806,250
Huarong Finance 2019 Co. Ltd., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 6.98%),
4.25%
(a)(b)(o)
................ 800 787,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Huarong Finance Co. Ltd., 4.25%
,
11/07/27
(b)
................ USD 5,200 $ 4,992,000
Meituan
(b)
4.63%, 10/02/29 ............ 15,000 14,925,450
3.05%, 10/28/30 ............ 1,500 1,365,937
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(b)(d)(e)(f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd., 0.88%
,
07/22/29
(b)(p)
....... USD 10,700 13,765,550
Trip.com Group Ltd., 0.75%
,
06/15/29
(c)
(p)
...................... 8,496 9,715,857
Zhongsheng Group Holdings Ltd.,
0.00%
,
05/21/25
(b)(h)(p)
......... HKD 22,000 3,190,826
132,490,058
Colombia — 0.2%
ABRA Global Finance, 11.50%
,
(11.50%
Cash or 11.50% PIK), 03/02/28
(c)(q)
USD 9,240 9,762,204
Bancolombia SA
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.94%), 4.63%, 12/18/29 .... 1,328 1,315,132
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34 .... 11,796 12,550,944
Colombia Telecomunicaciones SA ESP,
4.95%
,
07/17/30
(c)
........... 10,000 8,489,000
Gran Tierra Energy, Inc., 9.50%
,
10/15/29
(c)
................ 17,706 16,758,729
Oleoducto Central SA, 4.00%
,
07/14/27
(b)
................ 6,049 5,785,868
Promigas SA ESP, 3.75%
,
10/16/29
(c)
1,831 1,677,654
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(b)
................ 1,795 1,646,913
57,986,444
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance, 10.88%
,
01/15/31
(c)
.... 1,089 1,195,178
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(c)
2,830 2,830,000
Bank of Cyprus PCL, (1-Year EUR
Swap Annual + 2.79%), 2.50%
,
06/24/27
(a)(b)
............... EUR 4,656 5,066,213
7,896,213
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(b)
........... 17,551 20,709,109
Denmark — 0.3%
AP Moller - Maersk A/S, 3.75%
,
03/05/32
(b)
................ 10,825 12,354,903
Danske Bank A/S
(a)(b)
(1-Year EUR Swap Annual +
0.85%), 1.38%, 02/17/27 .... 15,000 16,309,206
(3-mo. EURIBOR + 0.65%), 4.35%,
04/10/27 ............... 22,680 25,297,997
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 23,500 29,566,466
(1-Year EUR Swap Annual +
1.35%), 4.50%, 11/09/28 ..... EUR 10,000 11,589,742
Security
Par (000)
Par (000) Value
Denmark (continued)
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 8.44%
,
04/22/30
(a)
................ EUR 11,104 $ 12,391,319
107,509,633
Finland — 0.2%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
........... 6,573 7,004,457
4.88%, 02/04/28
(c)
........... USD 4,120 3,878,403
4.88%, 02/04/28
(b)
........... 3,800 3,577,168
Citycon Treasury BV
(b)
Series EURO, 2.38%, 01/15/27 .. EUR 909 976,155
1.63%, 03/12/28 ............ 5,000 5,130,508
Nordea Bank Abp , (3-mo. EURIBOR +
0.68%), 4.38%
,
09/06/26
(a)(b)
.... 12,000 13,503,053
OP Mortgage Bank, 3.38%
,
02/15/27
(b)
25,030 28,449,339
62,519,083
France — 2.9%
Accor SA, (5-Year EURIBOR ICE Swap
Rate + 2.67%), 4.88%
(a)(b)(o)
..... 3,100 3,489,068
Afflelou SAS, 6.00%
,
07/25/29
(b)
.... 5,000 5,720,756
Air Liquide Finance SA, 3.38%
,
05/29/34
(b)
................ 10,000 11,396,430
Altice France SA
2.50%, 01/15/25
(b)
........... 1,048 1,122,460
5.88%, 02/01/27
(b)
........... 2,412 2,103,434
8.13%, 02/01/27
(c)
........... USD 2,550 2,085,221
11.50%, 02/01/27
(b)
.......... EUR 1,455 1,333,768
5.50%, 01/15/28
(c)
........... USD 1,000 727,152
5.13%, 07/15/29
(c)
........... 1,250 879,022
4.25%, 10/15/29
(b)
........... EUR 1,139 885,790
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a)(b)(o)
......... 2,300 2,477,293
Atos SE
(b)(d)(e)
0.00%, 11/06/24
(h)(p)
.......... 12,600 911,670
1.75%, 05/07/25 ............ 2,400 204,283
2.50%, 11/07/28 ............ 1,800 99,568
1.00%, 11/12/29 ............ 2,300 174,404
AXA SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(o)
.......... 5,050 5,875,996
(3-mo. EURIBOR + 3.60%), 5.50%,
07/11/43 ............... 9,000 10,948,213
Banijay Entertainment SAS, 7.00%
,
05/01/29
(b)
................ 8,856 10,363,282
Banque Federative du Credit Mutuel
SA
(b)
3.00%, 09/11/25 ............ 11,000 12,218,365
4.88%, 09/25/25 ............ GBP 21,000 28,032,008
(3-mo. EURIBOR + 0.64%), 4.10%,
03/05/27
(a)
.............. EUR 17,200 19,232,338
3.75%, 02/03/34 ............ 5,200 5,965,620
Banque Stellantis France SACA,
3.50%
,
07/19/27
(b)
........... 10,000 11,246,822
Bertrand Franchise Finance SAS
(b)
6.50%, 07/18/30 ............ 2,190 2,524,340
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49%, 07/18/30
(a)
... 11,488 12,878,981
BNP Paribas SA
(5-Year USD Swap Semi + 5.15%),
7.38%
(a)(b)(o)
.............. USD 734 740,593
3.38%, 01/23/26
(b)
........... GBP 13,266 17,388,921
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(c)(o)
........ USD 1,754 1,662,133

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR + 0.70%), 0.25%,
04/13/27
(a)(b)
............. EUR 27,000 $ 28,779,123
1.88%, 12/14/27
(b)
........... GBP 3,300 4,022,836
(5-Year EUR Swap Annual +
4.65%), 6.88%
(a)(b)(o)
........ EUR 2,400 2,795,120
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(a)(b)(o)
........ 2,600 3,085,930
(5-Year EUR Swap Annual +
1.20%), 1.13%, 01/15/32
(a)(b)
.. 15,100 15,844,459
Series TMO, (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a)(o)
.... 1,983 2,091,769
BPCE SA
4.50%, 03/15/25
(c)
........... USD 8,918 8,871,131
(3-mo. EURIBOR + 0.39%), 3.84%,
03/06/26
(a)(b)
............. EUR 26,400 29,408,377
(3-mo. EURIBOR + 1.00%), 0.50%,
09/15/27
(a)(b)
............. 15,000 15,900,992
4.38%, 07/13/28
(b)
........... 6,800 7,872,689
4.00%, 11/29/32
(b)
........... 10,100 11,822,944
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50%, 11/30/32
(a)(b)
.. GBP 8,000 9,688,879
(3-mo. EURIBOR + 1.45%), 4.13%,
03/08/33
(a)(b)
............. EUR 32,000 36,679,699
Cie Generale des Etablissements
Michelin SCA, 3.38%
,
05/16/36
(b)
. 21,900 24,205,803
Clariane SE, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
9.08%), 13.17%
(a)(b)(o)
......... GBP 11,700 15,329,469
Credit Agricole Assurances SA, 5.88%
,
10/25/33
(b)
................ EUR 9,000 11,193,082
Credit Agricole SA
(b)
2.63%, 03/17/27 ............ 11,500 12,665,276
(GUKG1 + 2.60%), 5.75%,
11/29/27
(a)
.............. GBP 27,500 37,272,873
(5-Year EUR Swap Annual +
1.90%), 1.63%, 06/05/30
(a)
... EUR 21,500 23,571,724
3.75%, 01/22/34 ............ 6,700 7,726,656
Danone SA, (5-Year EUR Swap Annual
+ 1.27%), 1.00%
(a)(b)(o)
......... 8,300 8,734,041
Elior Group SA, 3.75%
,
07/15/26
(b)
.. 4,000 4,405,848
Elis SA, 3.75%
,
03/21/30
(b)
....... 4,100 4,601,750
Engie SA
(b)
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a)(o)
......... 4,700 5,362,490
3.88%, 12/06/33 ............ 3,800 4,372,960
4.25%, 03/06/44 ............ 12,000 13,589,692
Forvia SE
(b)
7.25%, 06/15/26 ............ 314 361,546
2.75%, 02/15/27 ............ 8,652 9,246,736
3.75%, 06/15/28 ............ 5,185 5,542,466
5.50%, 06/15/31 ............ 7,818 8,626,459
Goldstory SAS
(b)
6.75%, 02/01/30 ............ 7,438 8,469,379
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.63%, 02/01/30
(a)
... 3,859 4,300,693
Holding d'Infrastructures des Metiers de
l'Environnement
(b)
0.13%, 09/16/25 ............ 9,300 10,015,866
0.63%, 09/16/28 ............ 17,684 17,134,071
Iliad Holding SASU
5.13%, 10/15/26
(b)
........... 810 911,522
6.50%, 10/15/26
(c)
........... USD 797 805,688
5.63%, 10/15/28
(b)
........... EUR 300 339,789
7.00%, 10/15/28
(c)
........... USD 5,140 5,229,010
6.88%, 04/15/31
(b)
........... EUR 7,891 9,332,858
Security
Par (000)
Par (000) Value
France (continued)
8.50%, 04/15/31
(c)
........... USD 11,236 $ 12,085,509
Iliad SA
(b)
5.38%, 06/14/27 ............ EUR 9,200 10,627,782
5.38%, 02/15/29 ............ 13,600 15,820,088
5.63%, 02/15/30 ............ 7,100 8,348,340
5.38%, 05/02/31 ............ 900 1,048,170
Kering SA, 5.13%
,
11/23/26
(b)
...... GBP 18,900 25,482,451
La Financiere Atalian , 8.50%
,
(8.50%
Cash or 5.00% PIK), 06/30/28
(b)(q)
. EUR 9,662 5,183,786
Lion/Polaris Lux 4 SA, (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
7.33%
,
07/01/29
(a)(b)
.......... 7,248 8,108,452
Loxam SAS
(b)
3.75%, 07/15/26 ............ 6,681 7,418,363
4.50%, 02/15/27 ............ 921 1,031,788
4.50%, 04/15/27 ............ 500 543,613
5.75%, 07/15/27 ............ 828 920,518
6.38%, 05/15/28 ............ 2,073 2,396,978
6.38%, 05/31/29 ............ 6,298 7,326,096
Lune Holdings SARL, 5.63%
,
11/15/28
(b)
................ 3,332 3,251,371
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 8.91%, 07/15/29
(a)(b)
.. 5,718 6,237,692
Paprec Holding SA
(b)
6.50%, 11/17/27 ............ 3,951 4,656,661
7.25%, 11/17/29 ............ 12,449 14,720,933
Picard Bondco SA, 5.38%
,
07/01/27
(b)
3,466 3,810,452
Picard Groupe SAS, 6.38%
,
07/01/29
(b)
7,083 8,116,638
RCI Banque SA
(b)
4.13%, 12/01/25 ............ 8,108 9,071,684
(5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
... 29,500 32,518,478
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34
(a)
... 20,200 22,966,800
Sabena Technics SAS, (Acquired
10/28/22, cost $16,982,711), (3-
mo. EURIBOR + 5.00%), 8.72%
,
09/30/29
(a)(f)(l)
............... 15,039 16,740,143
Societe Generale SA
1.88%, 10/03/24
(b)
........... GBP 3,300 4,411,489
(5-Year USD Swap Rate + 5.87%),
8.00%
(a)(c)(o)
.............. USD 1,068 1,078,769
(3-mo. EURIBOR + 0.50%), 4.18%,
01/19/26
(a)(b)
............. EUR 16,200 18,087,129
(3-mo. EURIBOR + 1.50%), 1.13%,
04/21/26
(a)(b)
............. 17,500 19,225,832
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(a)(c)(o)
........ USD 3,240 3,403,756
(5-Year EUR Swap Annual +
1.60%), 1.13%, 06/30/31
(a)(b)
.. EUR 9,000 9,547,347
5.63%, 06/02/33
(b)
........... 8,000 9,590,900
Tereos Finance Groupe I SA
(b)
7.25%, 04/15/28 ............ 2,000 2,312,681
5.88%, 04/30/30 ............ 5,608 6,284,682
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(b)
........... GBP 3,300 4,205,037
TotalEnergies SE
(a)(b)(o)
(5-Year EUR Swap Annual +
2.15%), 2.63% ........... EUR 44,470 49,192,394
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... 12,400 13,696,887
Series NC7, (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 60,900 63,212,242

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Veolia Environnement SA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... EUR 6,400 $ 6,942,138
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... 22,200 23,124,312
Worldline SA
(b)
0.00%, 07/30/25
(h)(p)
.......... 5,617 6,963,404
0.00%, 07/30/26
(h)(p)
.......... 28,902 29,195,753
4.13%, 09/12/28 ............ 38,200 41,429,379
1,143,236,543
Germany — 3.6%
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(b)
................ 6,800 7,208,056
Allianz SE, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.17%), 3.20%
(a)(b)(o)
......... USD 18,800 16,098,867
APCOA Group GmbH, (3-mo.
EURIBOR at 0.00% Floor + 4.13%),
7.38%
,
04/15/31
(a)(b)
.......... EUR 3,775 4,203,192
Aroundtown Finance SARL
(a)(b)(o)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 15,512 19,494,027
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 5,546,500
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 17,712 18,335,985
Aroundtown SA
(b)
0.38%, 04/15/27 ............ 3,000 3,054,067
1.45%, 07/09/28 ............ 3,900 3,938,518
Bayer AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50%, 09/13/54 .... 32,400 36,058,486
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82 .... 15,000 16,500,556
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 15,700 17,325,633
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 51,300 59,489,283
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83 .... 11,400 13,530,858
Bertelsmann SE & Co. KGaA
(a)(b)
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 17,300 18,910,302
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 7,900 8,635,340
BMW International Investment BV,
(3-mo. EURIBOR + 0.16%), 3.62%
,
06/05/26
(a)(b)
............... 43,700 48,632,494
BRANICKS Group AG, 2.25%
,
09/22/26
(b)
................ 4,200 2,587,328
Cheplapharm Arzneimittel GmbH
(b)
3.50%, 02/11/27 ............ 5,297 5,804,372
4.38%, 01/15/28 ............ 10,392 11,323,079
7.50%, 05/15/30 ............ 3,328 3,900,220
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 16,200 18,084,064
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 6,000 6,697,801
(3-mo. EURIBOR + 0.70%), 4.16%,
03/12/27 ............... 17,200 19,219,299
Security
Par (000)
Par (000) Value
Germany (continued)
(5-Year EUR Swap Annual +
4.39%), 4.25%
(o)
.......... EUR 14,000 $ 14,505,680
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 3,800 4,292,532
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 5,800 6,551,758
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(o)
.......... 2,400 2,852,449
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33 .......... GBP 8,800 12,721,997
Daimler Truck Finance Canada, Inc.,
(3-mo. EURIBOR + 0.50%), 3.99%
,
03/18/25
(a)(b)
............... EUR 16,600 18,509,243
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(b)
... 14,900 14,016,608
Deutsche Bahn Finance GmbH
(a)(b)(o)
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 62,300 68,126,479
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 32,400 35,430,143
Series CB, (5-Year EUR Swap
Annual + 1.89%), 1.60% ..... 23,900 23,465,512
Deutsche Bank AG
4.50%, 04/01/25 ............ USD 139 138,426
(USISOA05 at 0.00% Floor +
4.36%), 4.79%
(a)(b)(o)
........ 11,400 11,052,300
(1-day SOFR + 3.19%), 6.12%,
07/14/26
(a)
.............. 1,694 1,707,410
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50%
(a)(b)(o)
........ EUR 1,200 1,228,083
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(a)(b)(o)
........ 5,600 6,490,777
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00%, 06/24/32
(a)(b)
.. 6,900 7,670,919
Deutsche Lufthansa AG, Series LHA,
2.00%
,
11/17/25
(b)(p)
.......... 5,900 6,523,490
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(b)
................ 6,585 7,375,906
E.ON SE, 4.13%
,
03/25/44
(b)
...... 7,930 9,065,704
EnBW Energie Baden-Wuerttemberg
AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
1.73%), 1.63%, 08/05/79 .... 14,800 15,374,445
(5-Year EUR Swap Annual +
1.42%), 1.13%, 11/05/79 ..... 21,200 23,485,506
EnBW International Finance BV
(b)
4.30%, 05/23/34 ............ 29,730 35,079,587
4.00%, 07/22/36 ............ 16,650 19,054,714
Envalior Deutschland Gmbh , (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
12.66%
,
04/01/31
(a)(f)
......... 21,540 21,910,188
Eurogrid GmbH
(b)
3.60%, 02/01/29 ............ 4,600 5,205,900
3.72%, 04/27/30 ............ 15,400 17,509,359
3.92%, 02/01/34 ............ 4,400 5,032,855
Fraport AG Frankfurt Airport Services
Worldwide, 4.25%
,
06/11/32
(b)
... 12,918 14,947,669
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ............ 7,590 8,400,693
4.13%, 05/15/28 ............ 3,348 3,728,242
6.75%, 05/15/30 ............ 2,833 3,381,455
HT Troplast GmbH, 9.38%
,
07/15/28
(b)
9,472 10,872,617

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
IHO Verwaltungs GmbH
(q)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(b)
.............. EUR 12,210 $ 13,554,185
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(b)
............. 2,348 2,601,089
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(c)
.............. USD 400 393,048
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)(b)
............. EUR 2,618 3,060,754
LEG Properties BV, 1.00%
,
09/04/30
(b)(p)
7,800 9,279,931
Mahle GmbH
(b)
2.38%, 05/14/28 ............ 7,800 7,512,611
6.50%, 05/02/31 ............ 13,598 14,697,652
Mercedes-Benz International Finance
BV, (3-mo. EURIBOR + 0.19%),
3.90%
,
04/09/26
(a)(b)
.......... 29,200 32,493,481
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 9,667 8,247,581
Merck KGaA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
1.54%), 3.88%, 08/27/54 .... EUR 2,200 2,449,503
(5-Year EURIBOR ICE Swap Rate +
2.00%), 1.63%, 09/09/80 .... 18,600 19,952,185
Nidda Healthcare Holding GmbH,
7.00%
,
02/21/30
(b)
........... 11,958 13,876,767
PCF GmbH
(b)
4.75%, 04/15/29 ............ 8,061 7,726,148
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 8.44%, 04/15/29
(a)
... 5,120 4,934,179
Phoenix PIB Dutch Finance BV, 4.88%
,
07/10/29
(b)
................ 3,500 4,003,555
PrestigeBidCo GmbH, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.46%
,
07/01/29
(a)(b)
.......... 6,078 6,850,297
ProGroup AG
(b)
5.13%, 04/15/29 ............ 6,087 6,631,888
5.38%, 04/15/31 ............ 8,979 9,735,884
Sartorius Finance BV
(b)
4.25%, 09/14/26 ............ 4,500 5,122,122
4.38%, 09/14/29 ............ 10,000 11,642,324
4.88%, 09/14/35 ............ 10,000 11,946,816
Schaeffler AG, 4.50%
,
08/14/26
(b)
... 9,400 10,601,458
Siemens Financieringsmaatschappij
NV, 3.63%
,
02/22/44
(b)
........ 10,000 11,152,015
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(b)
....... 7,115 7,933,915
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(a)(b)(q)
17,114 14,938,793
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(b)
................ 4,151 4,608,912
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
........... 6,229 6,875,983
Traton Finance Luxembourg SA, (3-mo.
EURIBOR at 0.00% Floor + 1.00%),
4.69%
,
01/21/26
(a)(b)
.......... 10,000 11,198,846
TUI AG, 5.88%
,
03/15/29
(b)
....... 1,530 1,774,446
TUI Cruises GmbH, 6.50%
,
05/15/26
(b)
993 1,121,222
Volkswagen Financial Services NV
(b)
1.88%, 12/03/24 ............ GBP 1,800 2,391,457
4.25%, 10/09/25 ............ 1,400 1,848,833
5.50%, 12/07/26 ............ 26,400 35,446,368
6.50%, 09/18/27 ............ 17,000 23,452,496
Security
Par (000)
Par (000) Value
Germany (continued)
Volkswagen Financial Services
Overseas AG, (3-mo. EURIBOR +
0.78%), 4.25%
,
06/10/27
(a)(b)
.... EUR 16,790 $ 18,738,195
Volkswagen International Finance
NV
(a)(b)
(5-Year EUR Swap Annual +
3.75%), 3.50%
(o)
.......... 18,600 20,497,544
(12-Year EUR Swap Annual +
2.97%), 4.63%
(o)
.......... 6,100 6,749,963
(3-mo. EURIBOR + 0.65%), 4.00%,
03/27/26 ............... 32,700 36,520,084
(5-Year EUR Swap Annual +
2.92%), 3.75%
(o)
.......... 1,700 1,814,365
(10-Year EUR Swap Annual +
3.98%), 4.63%
(o)
.......... 14,800 16,066,922
Wintershall Dea Finance 2 BV
(a)(b)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.92%), 2.50% ..... 53,300 56,945,793
Series NC8, (5-Year EUR Swap
Annual + 3.32%), 3.00% ..... 24,800 25,504,604
Wintershall Dea Finance BV
(b)
1.33%, 09/25/28 ............ 35,000 35,943,480
1.82%, 09/25/31 ............ 11,400 10,987,812
4.36%, 10/03/32 ............ 21,680 24,232,062
ZF Europe Finance BV
(b)
2.00%, 02/23/26 ............ 1,300 1,399,934
2.50%, 10/23/27 ............ 1,900 1,969,897
4.75%, 01/31/29 ............ 800 862,914
ZF Finance GmbH
(b)
3.00%, 09/21/25 ............ 7,900 8,695,059
5.75%, 08/03/26 ............ 5,100 5,773,519
2.00%, 05/06/27 ............ 1,800 1,863,814
2.75%, 05/25/27 ............ 3,100 3,267,819
2.25%, 05/03/28 ............ 1,900 1,911,492
3.75%, 09/21/28 ............ 10,700 11,199,469
ZF North America Capital, Inc., 6.88%
,
04/14/28
(c)
................ USD 1,710 1,726,100
1,423,014,558
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(b)
1,468 1,418,914
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(c)
... 5,110 5,259,892
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual +
1.80%), 4.00%, 09/24/30 .... EUR 3,900 4,368,652
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88%, 04/30/31 .... 3,750 4,358,567
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(a)(b)
.......... 11,496 13,326,968
27,314,079
Guatemala — 0.0%
Millicom International Cellular SA,
7.38%
,
04/02/32
(c)
........... USD 1,521 1,559,025
Hong Kong — 0.4%
AIA Group Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.76%), 2.70%
(a)(o)
......... 10,000 9,654,800
5.38%, 04/05/34 ............ 8,000 8,240,320
5.40%, 09/30/54 ............ 6,000 6,025,620

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
CAS Capital No. 1 Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.64%), 4.00%
(a)
(b)(o)
..................... USD 6,133 $ 5,887,067
Cathay Pacific Finance III Ltd., 2.75%
,
02/05/26
(b)(p)
............... HKD 8,000 1,117,078
Celestial Dynasty Ltd.
6.38%, 08/22/28
(b)
........... USD 8,800 8,756,000
Cheung Kong Infrastructure Finance
BVI Ltd., 1.00%
,
12/12/24
(b)
..... EUR 10,000 11,060,370
CLP Power Hong Kong Financing Ltd.
(b)
5.10%, 07/19/27 ............ AUD 10,000 6,994,249
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.85%), 5.32%, 07/19/27
(a)
... 7,570 5,221,378
FWD Group Holdings Ltd.
8.40%, 04/05/29
(c)
........... USD 1,579 1,660,919
8.40%, 04/05/29
(b)
........... 32,217 33,888,418
Link CB Ltd., 4.50%
,
12/12/27
(b)(p)
... HKD 40,000 5,225,388
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(c)
........... USD 625 618,555
4.88%, 06/06/25
(b)
........... 5,800 5,740,187
5.25%, 04/26/26
(b)
........... 2,900 2,845,625
5.63%, 07/17/27
(c)
........... 1,133 1,102,905
5.63%, 07/17/27
(b)
........... 8,200 7,982,187
5.75%, 07/21/28
(c)
........... 1,348 1,302,505
5.75%, 07/21/28
(b)
........... 6,000 5,797,500
5.38%, 12/04/29
(c)
........... 3,042 2,855,678
5.38%, 12/04/29
(b)
........... 1,500 1,408,125
7.63%, 04/17/32
(c)
........... 5,549 5,713,389
7.63%, 04/17/32
(b)
........... 1,560 1,606,215
NWD Finance BVI Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.86%), 4.13%
(a)
(b)(o)
..................... 5,000 3,190,650
NWD MTN Ltd., 8.63%
,
02/08/28
(b)
.. 5,000 4,662,500
REXLot Holdings Ltd.
(b)(d)(e)(f)(p)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
148,557,628
India — 1.0%
Adani Ports & Special Economic Zone
Ltd., 4.20%
,
08/04/27
(b)
........ USD 10,000 9,621,875
Adani Transmission Step-One Ltd.,
4.25%
,
05/21/36
(b)
........... 13,590 11,857,275
Axis Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a)(b)(o)
... 9,000 8,575,312
Azure Power Energy Ltd., 3.58%
,
08/19/26
(b)
................ 3,294 3,097,762
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24
(b)
........... 4,000 3,990,120
CA Magnum Holdings, 5.38%
,
10/31/26
(b)
................ 12,657 12,478,410
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%
,
03/25/27
(b)
........ 10,896 10,395,346
Continuum Energy Aura Pte . Ltd.,
9.50%
,
02/24/27
(b)
........... 13,000 13,641,875
Continuum Green Energy India Pvt,
7.50%
,
06/26/33
(c)
........... 1,800 1,892,808
Delhi International Airport Ltd., 6.13%
,
10/31/26
(b)
................ 15,000 15,145,312
Diamond II Ltd.
7.95%, 07/28/26
(c)
........... 1,306 1,322,325
Security
Par (000)
Par (000) Value
India (continued)
7.95%, 07/28/26
(b)
........... USD 25,500 $ 25,818,750
GMR Hyderabad International Airport
Ltd.
(b)
4.75%, 02/02/26 ............ 1,090 1,075,045
4.25%, 10/27/27 ............ 15,000 14,385,938
Greenko Dutch BV, 3.85%
,
03/29/26
(b)
3,604 3,477,474
Greenko Solar Mauritius Ltd.
(b)
5.55%, 01/29/25 ............ 10,200 10,162,770
5.95%, 07/29/26 ............ 6,000 5,979,375
Greenko Wind Projects Mauritius Ltd.,
5.50%
,
04/06/25
(b)
........... 10,000 9,956,250
HDFC Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a)(b)(o)
... 10,000 9,521,700
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(b)
................ 5,000 4,964,063
India Cleantech Energy, 4.70%
,
08/10/26
(b)
................ 12,315 11,902,447
India Green Power Holdings, 4.00%
,
02/22/27
(b)
................ 12,346 11,763,130
India Vehicle Finance, 5.85%
,
03/25/29
(b)
................ 1,700 1,697,875
JSW Hydro Energy Ltd., 4.13%
,
05/18/31
(b)
................ 3,909 3,569,113
Manappuram Finance Ltd., 7.38%
,
05/12/28
(b)
................ 12,396 12,674,910
Muthoot Finance Ltd.
7.13%, 02/14/28
(b)
........... 7,525 7,731,937
7.13%, 02/14/28
(c)
........... 2,196 2,256,390
Network i2i Ltd.
(a)(b)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.27%), 5.65% ........... 2,162 2,157,027
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.39%), 3.98% ........... 10,000 9,693,750
Oil India International Pte. Ltd., 4.00%
,
04/21/27
(b)
................ 15,000 14,821,875
Periama Holdings LLC, 5.95%
,
04/19/26
(b)
................ 11,500 11,474,844
Piramal Capital & Housing Finance Ltd.,
7.80%
,
01/29/28
(b)
........... 14,138 14,438,432
REC Ltd.
(b)
3.88%, 07/07/27 ............ 1,000 979,375
5.63%, 04/11/28 ............ 8,000 8,217,500
ReNew Pvt Ltd., 5.88%
,
03/05/27
(b)
.. 12,000 11,775,600
ReNew Wind Energy AP2, 4.50%
,
07/14/28
(b)
................ 9,000 8,429,063
Sammaan Capital Ltd., 9.70%
,
07/03/27
(b)
................ 675 671,693
Shriram Finance Ltd.
(b)
6.63%, 04/22/27 ............ 9,155 9,298,734
6.15%, 04/03/28 ............ 10,000 10,001,500
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(b)
................ 5,799 5,704,882
Vedanta Resources Finance II plc
13.88%, 12/09/28
(b)(g)
......... 1,044 1,047,712
10.88%, 09/17/29
(c)
.......... 39,028 39,595,857
10.88%, 09/17/29
(b)
.......... 15,000 15,218,250
Vedanta Resources Ltd., 13.88%
,
12/09/28
(b)(g)
............... 9,141 9,334,797
Videocon Industries Ltd., 2.84%
,
12/31/20
(b)(d)(e)(f)(g)(p)
........... 735 —
401,816,478

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.3%
Cikarang Listrindo Tbk . PT, 4.95%
,
09/14/26
(b)
................ USD 10,000 $ 9,835,000
Freeport Indonesia PT
(b)
4.76%, 04/14/27 ............ 1,877 1,886,385
5.32%, 04/14/32 ............ 10,000 10,133,750
Indofood CBP Sukses Makmur Tbk . PT,
3.40%
,
06/09/31
(b)
........... 10,000 9,092,100
Medco Laurel Tree Pte . Ltd., 6.95%
,
11/12/28
(b)
................ 18,200 18,174,884
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(c)
........... 6,306 6,665,316
8.96%, 04/27/29
(b)
........... 10,000 10,575,000
Minejesa Capital BV
(b)
4.63%, 08/10/30 ............ 8,596 8,480,491
5.63%, 08/10/37 ............ 5,000 4,806,250
Pakuwon Jati Tbk . PT, 4.88%
,
04/29/28
(b)
................ 375 362,929
Pertamina Geothermal Energy PT,
5.15%
,
04/27/28
(b)
........... 850 864,609
PT Tower Bersama Infrastructure Tbk .,
4.25%
,
01/21/25
(b)
........... 10,000 9,972,400
Sorik Marapi Geothermal Power PT,
7.75%
,
08/05/31
(c)
........... 3,346 3,325,087
Star Energy Geothermal Darajat II,
3.25%
,
04/14/29
(b)
........... 1,240 1,178,903
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(b)
... 10,179 10,379,425
105,732,529
Ireland — 0.1%
(b)
AIB Group plc
(a)
(1-Year EUR Swap Annual +
2.00%), 3.63%, 07/04/26 .... EUR 19,550 21,800,863
(5-Year EUR Swap Annual +
1.90%), 4.63%, 05/20/35 .... 6,950 7,919,466
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual +
6.43%), 6.00%
(o)
.......... 7,000 7,852,049
(1-Year EURIBOR ICE Swap Rate +
1.10%), 1.88%, 06/05/26 .... 7,000 7,715,875
Fidelity Grand Harbour CLO DAC,
Series 2023-2X, Class D, (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
8.02%
,
04/15/38
(a)
........... 781 878,208
Kerry Group Financial Services Unltd
Co., 3.75%
,
09/05/36 ......... 9,160 10,364,328
56,530,789
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(b)
........... 2,710 2,854,040
3.75%, 05/09/27 ............ 4,876 5,378,219
7.38%, 09/15/29 ............ 14,486 18,100,414
4.38%, 05/09/30 ............ 4,764 5,272,501
Teva Pharmaceutical Finance
Netherlands III BV, 7.88%
,
09/15/29 USD 1,454 1,604,853
33,210,027
Italy — 2.1%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a)(b)(o)
..... EUR 5,300 6,017,394
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(b)
................ 14,163 15,167,651
Security
Par (000)
Par (000) Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate
at 0.00% Floor + 5.01%), 7.71%,
01/18/28
(a)
.............. EUR 3,000 $ 3,636,060
3.50%, 04/23/29 ............ 34,600 39,656,959
10.50%, 07/23/29 ........... 7,108 9,712,391
Banco BPM SpA
(b)
3.88%, 09/18/26 ............ 49,840 56,716,586
(5-Year EUR Swap Annual +
3.80%), 3.25%, 01/14/31
(a)
... 10,700 11,760,642
(5-Year EUR Swap Annual +
3.17%), 2.88%, 06/29/31
(a)
... 3,685 4,025,046
(5-Year EUR Swap Annual +
3.40%), 3.38%, 01/19/32
(a)
... 6,650 7,295,808
Bubbles Bidco SpA
(b)
6.50%, 09/30/31 ............ 11,691 13,021,889
(3-mo. EURIBOR + 4.25%), 7.53%,
09/30/31
(a)
.............. 11,988 13,311,081
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 8.17%, 05/15/28 .... 4,281 4,754,673
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 9.04%, 05/15/28 .... 4,182 4,665,668
Davide Campari-Milano NV, 2.38%
,
01/17/29
(b)(p)
............... 3,100 3,375,211
doValue SpA , 3.38%
,
07/31/26
(b)
... 5,415 5,795,930
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.80%
,
07/15/31
(a)(b)
............... 4,384 4,926,410
Enel SpA
(a)(b)(o)
(5-Year EUR Swap Annual +
3.56%), 3.50% ........... 9,094 10,086,209
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... 15,300 16,330,191
Series 6.5Y, (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 32,100 32,997,715
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(b)
....... 11,275 12,739,028
Eni SpA
(a)(b)(o)
Series NC5., (5-Year EUR Swap
Annual + 3.17%), 2.63% ..... 43,100 47,302,691
Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75% ..... 26,000 26,481,839
Fiber Bidco SpA
(b)
10.00%, 06/15/29 ........... 2,476 2,722,165
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.35%, 01/15/30
(a)
... 6,326 7,082,104
6.13%, 06/15/31 ............ 20,643 22,863,862
Fiber Midco SpA , 10.00%
,
(10.00%
Cash or 10.75% PIK), 06/15/29
(b)(q)
563 618,974
FIS Fabbrica Italiana Sintetici SpA ,
5.63%
,
08/01/27
(b)
........... 13,346 14,820,445
Iccrea Banca SpA , 4.00%
,
11/08/27
(b)
33,040 38,042,847
IMA Industria Macchine Automatiche
SpA
(b)
3.75%, 01/15/28 ............ 7,872 8,519,876
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.44%, 04/15/29
(a)
... 11,317 12,740,500
Infrastrutture Wireless Italiane SpA
(b)
1.63%, 10/21/28 ............ 13,405 14,078,397
1.75%, 04/19/31 ............ 6,226 6,332,400
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual +
6.07%), 5.88%
(a)(b)(o)
........ 5,555 6,191,278
1.63%, 04/21/25
(b)
........... 6,800 7,502,355

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
5.71%, 01/15/26
(c)
........... USD 525 $ 529,073
0.63%, 02/24/26
(b)
........... EUR 7,000 7,539,385
(5-Year EUR Swap Annual +
7.19%), 7.75%
(a)(b)(o)
........ 11,100 12,898,083
(3-mo. EURIBOR + 0.60%), 4.26%,
04/16/27
(a)(b)
............. 13,240 14,774,185
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a)(b)(o)
........ 5,000 5,537,921
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(b)(o)
........ 1,775 2,240,110
5.15%, 06/10/30
(b)
........... GBP 15,009 19,119,676
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.60%), 4.20%, 06/01/32
(a)(c)
.. USD 2,085 1,858,213
8.51%, 09/20/32
(b)
........... GBP 821 1,227,038
Intesa Sanpaolo Vita SpA , (6-mo.
EURIBOR + 4.82%), 4.75%
(a)(b)(o)
. EUR 8,000 8,905,200
Lottomatica SpA
(b)
5.38%, 06/01/30 ............ 5,622 6,480,214
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.50%, 12/15/30
(a)
... 6,167 6,917,815
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 6.76%, 06/01/31
(a)
... 4,808 5,392,441
Nexi SpA , 0.00%
,
02/24/28
(b)(h)(p)
.... 26,200 25,373,927
Optics Bidco SpA
2.88%, 01/28/26
(b)
........... 910 999,291
6.88%, 02/15/28
(b)
........... 6,076 7,355,306
7.88%, 07/31/28
(b)
........... 7,871 9,900,043
1.63%, 01/18/29 ............ 3,983 4,053,338
Series 2034, 6.00%, 09/30/34
(c)
.. USD 4,791 4,850,020
7.20%, 07/18/36
(c)
........... 7,101 7,641,869
7.72%, 06/04/38
(c)
........... 630 696,623
Pachelbel Bidco SpA
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07%, 05/17/31
(a)(b)
.. EUR 12,917 14,472,019
Rekeep SpA , 7.25%
,
02/01/26
(b)
.... 6,526 6,790,486
Rossini SARL
(b)
6.75%, 12/31/29 ............ 11,310 13,238,097
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 7.22%, 12/31/29
(a)
... 10,386 11,659,735
Snam SpA
(a)(b)
(3-mo. EURIBOR + 0.40%), 4.08%,
04/15/26 ............... 19,240 21,459,240
(5-Year EURIBOR ICE Swap Rate +
2.16%), 4.50%
(o)
.......... 3,600 4,049,433
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$22,430,009), (3-mo. EURIBOR +
3.25%), 6.80%
,
08/22/27
(a)(f)(l)
.... 20,682 22,600,779
TeamSystem SpA
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.13%, 07/31/31
(a)(b)
.. 7,289 8,148,948
Telecom Italia SpA
(b)
2.75%, 04/15/25 ............ 1,975 2,185,280
3.00%, 09/30/25 ............ 600 663,654
2.88%, 01/28/26 ............ 190 210,737
6.88%, 02/15/28 ............ 3,453 4,165,483
7.88%, 07/31/28 ............ 3,829 4,815,270
1.63%, 01/18/29 ............ 1,962 1,997,924
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(b)(o)
......... 17,000 19,491,257
(3-mo. EURIBOR + 2.55%), 2.20%,
07/22/27
(b)
.............. 13,650 15,001,132
Security
Par (000)
Par (000) Value
Italy (continued)
(5-Year USD Swap Rate + 3.70%),
5.86%, 06/19/32
(c)
......... USD 2,007 $ 2,019,534
(5-Year USD Swap Rate + 4.91%),
7.30%, 04/02/34
(c)
......... 11,739 12,511,929
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 5.46%, 06/30/35
(c)
... 1,865 1,834,983
UnipolSai Assicurazioni SpA , 4.90%
,
05/23/34
(b)
................ EUR 3,500 3,976,829
816,874,795
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series
2B14, 0.00%
,
12/31/30
(c)(h)
...... USD 2,752 1,031,865
Digicel Intermediate Holdings Ltd.,
10.50%
,
(10.50% Cash or 10.50%
PIK), 05/25/27
(q)
............. 4,866 4,870,107
Digicel Midco Ltd., 10.50%
,
(10.50%
Cash or 10.50% PIK), 11/25/28
(q)
. 3,277 2,865,471
8,767,443
Japan — 0.6%
Daiwa House Industry Co. Ltd., 0.00%
,
03/30/29
(b)(h)(p)
.............. JPY 10,000 70,621
East Japan Railway Co., 4.11%
,
02/22/43
(b)
................ EUR 18,567 21,623,951
Kansai Paint Co. Ltd.
(b)(h)(p)
0.00%, 03/08/29 ............ JPY 10,000 75,596
0.00%, 03/07/31 ............ 10,000 75,665
Koei Tecmo Holdings Co. Ltd., 0.00%
,
12/20/24
(b)(h)(p)
.............. 700,000 4,841,190
Mitsubishi UFJ Financial Group, Inc.,
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
0.45%), 0.96%
,
10/11/25
(a)
..... USD 1,931 1,928,608
Nagoya Railroad Co. Ltd., 0.00%
,
06/16/34
(b)(h)(p)
.............. JPY 20,000 143,851
Nissan Motor Co. Ltd., 2.65%
,
03/17/26
(b)
................ EUR 3,940 4,332,795
Rakuten Card Co. Ltd., Series 6,
0.62%
,
12/17/26 ............ JPY 400,000 2,626,379
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(c)(o)
........ USD 2,500 2,382,500
(5-Year EUR Swap Annual +
4.74%), 4.25%
(a)(b)(o)
........ EUR 14,000 13,339,210
9.75%, 04/15/29
(c)
........... USD 8,999 9,820,159
9.75%, 04/15/29
(b)
........... 4,300 4,692,375
Rohm Co. Ltd.
(b)(h)(p)
0.00%, 12/05/24 ............ JPY 1,400,000 9,716,472
0.00%, 04/24/29 ............ 3,990,000 27,206,123
SoftBank Group Corp.
(b)
4.50%, 04/20/25 ............ EUR 689 766,961
4.75%, 07/30/25 ............ 2,888 3,219,233
3.13%, 09/19/25 ............ 6,981 7,664,050
4.00%, 07/06/26 ............ USD 2,879 2,815,921
5.00%, 04/15/28 ............ EUR 3,813 4,291,236
5.38%, 01/08/29 ............ 18,706 21,186,979
3.38%, 07/06/29 ............ 13,467 14,052,368
4.00%, 09/19/29 ............ 645 692,206
3.88%, 07/06/32 ............ 7,787 7,962,221
3.88%, 07/06/32 ............ 100 102,250
5.75%, 07/08/32 ............ 28,474 32,174,123

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Japan (continued)
Toyota Motor Finance Netherlands BV,
(3-mo. EURIBOR + 0.40%), 4.06%
,
04/30/26
(a)(b)
............... EUR 22,950 $ 25,585,215
223,388,258
Jersey, Channel Islands — 0.3%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
.......... USD 7,514 7,373,326
10.38%, 03/31/29
(b)
.......... GBP 12,059 16,162,586
TER Finance Jersey Ltd.
(c)(h)
Series 21, 0.00%, 01/02/25
(f)
.... USD 50,000 48,435,000
Series 22, 0.00%, 10/02/25 ..... 58,596 55,219,716
127,190,628
Kuwait — 0.0%
(b)
MEGlobal BV, 4.25%
,
11/03/26 .... 1,920 1,895,808
MEGlobal Canada ULC, 5.88%
,
05/18/30 ................. 1,500 1,568,445
3,464,253
Luxembourg — 0.6%
Adler Financing SARL
(q)
Series 1L, 12.50%, (12.50% Cash or
12.50% PIK), 12/31/28 ...... EUR 12,543 14,471,438
Series 1.5L, 14.00%, (14.00% Cash
or 14.00% PIK), 12/31/29
(b)
... 8,825 10,196,101
Altice Financing SA
2.25%, 01/15/25
(b)
........... 4,861 5,329,857
9.63%, 07/15/27
(c)
........... USD 3,821 3,721,536
4.25%, 08/15/29
(b)
........... EUR 4,577 4,088,647
Cidron Aida Finco SARL
(b)
5.00%, 04/01/28 ............ 4,317 4,667,792
6.25%, 04/01/28 ............ GBP 10,108 12,828,060
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(b)
................ EUR 15,632 18,759,586
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ............ 7,782 5,834,216
7.75%, 11/01/25 ............ GBP 7,650 6,826,968
Herens Holdco SARL, 4.75%
,
05/15/28
(c)
................ USD 2,236 1,951,526
INEOS Finance plc, 6.38%
,
04/15/29
(b)
EUR 11,664 13,412,506
Intelsat Jackson Holdings SA, 6.50%
,
03/15/30
(c)
................ USD 13,863 13,263,757
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ............ EUR 2,422 2,528,759
4.25%, 03/01/26 ............ 9,368 9,780,933
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(b)
................ 1,751 1,481,686
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(b)
................ 7,814 8,952,575
Opus-Chartered Issuances SA, 2.50%
,
07/04/25
(a)(b)(f)
.............. 4,288 4,792,280
SES SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.19%), 2.88%
(o)
.......... 73,435 77,558,624
(5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54 .... 4,050 4,240,390
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(b)
................ 6,306 7,019,524
Titanium 2l Bondco SARL, 6.25%
,
(6.25% Cash or 6.25% PIK),
01/14/31
(q)
................ 40,098 12,373,900
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Vivion Investments SARL, 8.00%
,
(8.00% Cash or 8.00% PIK),
02/28/29
(b)(q)
............... EUR 3,133 $ 3,363,620
247,444,281
Macau — 0.3%
MGM China Holdings Ltd.
5.25%, 06/18/25
(c)
........... USD 425 422,610
5.88%, 05/15/26
(c)
........... 327 326,285
5.88%, 05/15/26
(b)
........... 350 349,234
4.75%, 02/01/27
(c)
........... 400 389,250
4.75%, 02/01/27
(b)
........... 13,466 13,104,101
7.13%, 06/26/31
(c)
........... 7,020 7,235,023
7.13%, 06/26/31
(b)
........... 745 767,819
Sands China Ltd.
(g)
5.13%, 08/08/25 ............ 800 797,400
3.80%, 01/08/26 ............ 3,651 3,584,826
5.40%, 08/08/28 ............ 5,490 5,531,175
2.85%, 03/08/29 ............ 4,000 3,630,000
Studio City Co. Ltd., 7.00%
,
02/15/27
(b)
6,000 6,056,250
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
........... 5,500 5,494,500
6.50%, 01/15/28
(c)
........... 2,354 2,308,391
6.50%, 01/15/28
(b)
........... 5,000 4,903,125
5.00%, 01/15/29
(c)
........... 11,075 10,105,938
5.00%, 01/15/29
(b)
........... 5,000 4,562,500
Wynn Macau Ltd.
4.88%, 10/01/24
(c)
........... 747 747,000
4.88%, 10/01/24
(b)
........... 200 200,000
5.50%, 01/15/26
(c)
........... 5,596 5,555,779
5.50%, 01/15/26
(b)
........... 1,700 1,687,781
5.63%, 08/26/28
(c)
........... 4,035 3,919,195
5.63%, 08/26/28
(b)
........... 9,500 9,227,350
4.50%, 03/07/29
(c)(p)
.......... 18,648 19,748,232
5.13%, 12/15/29
(c)
........... 2,100 1,971,375
112,625,139
Malaysia — 0.0%
(b)
Petronas Capital Ltd., 3.50%
,
03/18/25 10,000 9,923,000
TNB Global Ventures Capital Bhd ,
3.24%
,
10/19/26 ............ 7,000 6,827,188
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,271,875
18,022,063
Mexico — 0.1%
Banco Mercantil del Norte SA, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.64%),
5.88%
(a)(c)(o)
................ 1,620 1,588,248
Braskem Idesa SAPI, 6.99%
,
02/20/32
(c)
................ 3,731 2,938,163
FIEMEX Energia - Banco Actinver
SA Institucion de Banca Multiple ,
7.25%
,
01/31/41
(c)
........... 14,107 14,653,646
Food Service Project SA, 5.50%
,
01/21/27
(b)
................ EUR 4,287 4,784,004
Grupo Posadas SAB de CV, 7.00%
,
12/30/27
(b)(g)
............... USD 11,058 10,118,141
34,082,202
Netherlands — 0.9%
ABN AMRO Bank NV
(b)
(5-Year EUR Swap Annual +
4.67%), 4.38%
(a)(o)
......... EUR 14,000 15,409,480
4.38%, 10/20/28 ............ 32,300 37,693,948

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
3.00%, 06/01/32 ............ EUR 19,000 $ 20,728,503
(5-Year EUR Swap Annual +
3.90%), 6.38%
(a)(o)
......... 900 1,015,590
Boels Topholding BV
(b)
6.25%, 02/15/29 ............ 3,652 4,220,231
5.75%, 05/15/30 ............ 8,780 10,044,181
Cooperatieve Rabobank UA
(a)(b)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(o)
.......... 5,800 6,294,863
(GUKG1 + 1.05%), 1.88%, 07/12/28 GBP 3,300 4,097,753
IMCD NV
(b)
2.13%, 03/31/27 ............ EUR 6,945 7,523,556
4.88%, 09/18/28 ............ 22,370 26,233,129
3.63%, 04/30/30 ............ 22,000 24,545,919
ING Groep NV
(5-Year USD Swap Semi + 4.45%),
6.50%
(a)(o)
............... USD 800 800,670
3.00%, 02/18/26
(b)
........... GBP 3,300 4,304,681
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.34%), 5.75%
(a)(o)
......... USD 17,730 17,588,211
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(o)
......... 11,690 10,538,556
(5-Year EUR Swap Annual +
1.35%), 2.00%, 03/22/30
(a)(b)
.. EUR 8,400 9,250,204
(3-mo. EURIBOR + 2.15%), 5.25%,
11/14/33
(a)(b)
............. 11,000 13,759,448
(USISSO05 + 4.08%), 7.25%
(a)(b)(o)
USD 6,250 6,453,750
(5-Year EUR Swap Annual +
1.78%), 4.25%, 08/26/35
(a)(b)
.. EUR 22,500 25,426,347
Koninklijke KPN NV, (5-Year EUR Swap
Annual + 2.34%), 2.00%
(a)(b)(o)
.... 6,200 6,833,205
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(b)
................ 3,992 4,394,112
Nobian Finance BV, 3.63%
,
07/15/26
(b)
5,323 5,866,341
Q-Park Holding I BV
(b)
2.00%, 03/01/27 ............ 2,488 2,672,916
5.13%, 03/01/29 ............ 3,678 4,210,665
5.13%, 02/15/30 ............ 7,593 8,621,191
REWE International Finance BV,
4.88%
,
09/13/30
(b)
........... 6,700 7,982,395
Sunrise FinCo . I BV, 4.88%
,
07/15/31
(c)
USD 4,000 3,784,720
Titan Holdings II BV, 5.13%
,
07/15/29
(b)
EUR 5,233 5,912,491
Trivium Packaging Finance BV
3.75%, 08/15/26
(b)(g)
.......... 1,106 1,226,219
5.50%, 08/15/26
(c)(g)
.......... USD 4,128 4,111,918
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.29%, 08/15/26
(a)(b)
.. EUR 1,483 1,654,929
8.50%, 08/15/27
(c)(g)
.......... USD 2,231 2,236,392
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(b)
................ EUR 4,450 4,805,135
Viterra Finance BV
(b)
0.38%, 09/24/25 ............ 13,300 14,387,708
1.00%, 09/24/28 ............ 15,131 15,526,702
VZ Secured Financing BV
3.50%, 01/15/32
(b)
........... 1,500 1,539,036
5.00%, 01/15/32
(c)
........... USD 15,870 14,604,264
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(b)
................ EUR 5,001 5,142,874
Ziggo BV
2.88%, 01/15/30
(b)
........... 5,250 5,399,949
4.88%, 01/15/30
(c)
........... USD 3,547 3,370,424
370,212,606
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
IHS Holding Ltd., 6.25%
,
11/29/28
(c)
. USD 10,980 $ 10,252,575
Norway — 0.0%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(a)(b)
............... EUR 10,387 12,689,612
Panama — 0.0%
C&W Senior Finance Ltd., 6.88%
,
09/15/27
(c)
................ USD 6,130 6,101,434
Peru — 0.0%
(c)
Intercorp Peru Ltd., 3.88%
,
08/15/29 . 1,911 1,779,619
Pluspetrol Camisea SA, 6.24%
,
07/03/36 ................. 2,716 2,900,172
Volcan Cia Minera SAA, 8.75%
,
01/24/30 ................. 1,180 1,017,585
5,697,376
Philippines — 0.3%
(b)
ACEN Finance Ltd., 4.00%
(o)
...... 5,215 3,585,312
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(a)
(o)
...................... 11,000 10,733,910
Manila Water Co., Inc., 4.38%
,
07/30/30 2,473 2,389,536
Petron Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.57%), 5.95%
(a)(o)
.... 18,017 17,926,915
Rizal Commercial Banking Corp.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.24%), 6.50%
(a)(o)
......... 14,000 13,943,125
5.50%, 01/18/29 ............ 4,995 5,157,338
Royal Capital BV, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 7.40%), 5.00%
(a)(o)
.... 8,000 7,984,800
San Miguel Global Power Holdings
Corp.
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
9.20%), 7.00% ........... 5,650 5,632,372
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 23,680 24,272,000
Security Bank Corp., 5.50%
,
05/14/29 10,000 10,396,875
SMIC SG Holdings Pte. Ltd., 5.38%
,
07/24/29 ................. 3,871 3,947,220
VLL International, Inc., 9.38%
,
07/29/29 2,060 2,075,450
108,044,853
Portugal — 0.2%
(b)
Banco Espirito Santo SA
(d)(e)
2.63%, 05/08/17 ............ EUR 6,100 1,901,260
4.75%, 01/15/18 ............ 15,500 4,831,071
4.00%, 01/21/25 ............ 19,000 5,921,958
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .... 4,800 5,404,566
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54 .... 8,800 9,820,347
(5-Year EUR Swap Annual +
1.84%), 1.70%, 07/20/80 .... 13,300 14,538,947
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 25,500 27,353,149

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Portugal (continued)
Series NC5., (5-Year EUR Swap
Annual + 1.89%), 1.50%,
03/14/82 ............... EUR 18,300 $ 19,211,148
88,982,446
Romania — 0.0%
RCS & RDS SA, 3.25%
,
02/05/28
(b)
.. 12,400 13,240,585
Saudi Arabia — 0.0%
EIG Pearl Holdings SARL
(c)
3.55%, 08/31/36 ............ USD 2,224 1,974,890
4.39%, 11/30/46 ............ 2,474 2,022,495
3,997,385
Singapore — 0.2%
(b)
DBS Bank Ltd., 3.21%
,
08/19/26 ... EUR 21,840 24,606,091
DBS Group Holdings Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.92%), 3.30%
(a)
(o)
...................... USD 9,332 9,244,512
GLP Pte. Ltd., 3.88%
,
06/04/25 .... 2,500 2,384,375
Oversea-Chinese Banking Corp. Ltd.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83%
,
09/10/30
(a)
..... 8,000 7,762,960
Puma International Financing SA,
7.75%
,
04/25/29 ............ 1,717 1,764,218
ST Engineering RHQ Ltd., 1.50%
,
04/29/25 ................. 10,000 9,815,625
Straits Trading Co. Ltd., 3.25%
,
02/13/28
(p)
................ SGD 3,000 2,266,485
STT GDC Pte. Ltd., (SDSOA6 +
3.98%), 5.70%
(a)(o)
........... 4,250 3,520,696
Trafigura Group Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.92%), 5.88%
(a)
(o)
...................... USD 1,300 1,253,902
United Overseas Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.23%), 2.00%
,
10/14/31
(a)
................ 8,000 7,576,640
70,195,504
Slovenia — 0.1%
(b)
Summer BidCo BV, 10.00%
,
(10.00%
Cash or 10.75% PIK), 02/15/29
(q)
. EUR 753 830,070
United Group BV
3.13%, 02/15/26 ............ 5,001 5,491,738
4.00%, 11/15/27 ............ 4,978 5,409,933
4.63%, 08/15/28 ............ 2,108 2,311,322
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 7.79%, 02/01/29
(a)
... 2,784 3,091,262
6.75%, 02/15/31 ............ 562 649,050
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.79%, 02/15/31
(a)
... 5,618 6,238,043
24,021,418
South Africa — 0.1%
Anglo American Capital plc
(b)
4.50%, 09/15/28 ............ 3,360 3,904,827
5.00%, 03/15/31 ............ 20,030 23,968,847
4.13%, 03/15/32 ............ 9,120 10,411,005
4.75%, 09/21/32 ............ 10,726 12,753,334
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 697 675,219
Security
Par (000)
Par (000) Value
South Africa (continued)
6.50%, 09/27/28 ............ USD 1,530 $ 1,516,612
53,229,844
South Korea — 0.4%
Hanwha Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
3.38%
,
02/04/32
(a)(b)
.......... 9,000 8,673,750
Hyundai Assan Otomotiv Sanayi ve
Ticaret A/S, 1.63%
,
07/12/26
(b)
... 1,260 1,196,606
Hyundai Capital Services, Inc.
(b)
5.13%, 02/05/27 ............ 6,725 6,821,672
5.13%, 02/05/29 ............ 6,075 6,198,398
Hyundai Card Co. Ltd., 5.75%
,
04/24/29
(b)
................ 8,595 8,930,721
KB Capital Co. Ltd., 1.50%
,
10/28/25
(b)
7,427 7,157,771
KB Kookmin Card Co. Ltd., 4.00%
,
06/09/25
(b)
................ 10,000 9,943,750
KEB Hana Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.41%), 3.50%
(a)(b)(o)
... 4,000 3,812,500
KODIT Global Co., Ltd., 3.62%
,
05/27/25
(b)
................ 8,698 8,627,981
Korea East-West Power Co. Ltd.
(b)
1.75%, 05/06/25 ............ 8,862 8,712,454
3.60%, 05/06/25 ............ 5,405 5,371,219
Korea Western Power Co. Ltd., 4.13%
,
06/28/25
(b)
................ 1,163 1,158,639
Korean Air Lines Co. Ltd., 4.75%
,
09/23/25
(b)
................ 500 500,525
KT Corp., 4.00%
,
08/08/25
(b)
...... 7,326 7,284,791
LG Electronics, Inc.
(c)
5.63%, 04/24/27 ............ 4,283 4,391,788
5.63%, 04/24/29 ............ 1,296 1,348,566
LOTTE Property & Development Co.
Ltd., 4.50%
,
08/01/25
(b)
........ 1,845 1,839,557
POSCO, 5.75%
,
01/17/28
(c)
....... 1,427 1,477,473
Shinhan Bank Co. Ltd.
(b)
3.88%, 03/24/26 ............ 10,000 9,865,625
3.75%, 09/20/27 ............ 10,000 9,759,375
Shinhan Card Co. Ltd., 2.50%
,
01/27/27
(b)
................ 3,445 3,297,511
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a)(b)(o)
................ 1,229 1,172,543
SK Broadband Co. Ltd., 4.88%
,
06/28/28
(b)
................ 570 577,125
SK Hynix, Inc.
(b)
5.50%, 01/16/27 ............ 5,000 5,098,450
5.50%, 01/16/29 ............ 7,490 7,717,041
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.98%),
5.25%
(a)(b)(o)
................ 10,000 9,896,200
Woori Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 2.66%), 4.25%
(a)(b)(o)
......... 10,000 9,975,000
Woori Card Co. Ltd., 1.75%
,
03/23/26
(b)
5,476 5,237,684
156,044,715

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 1.5%
Abertis Infraestructuras Finance BV,
(5-Year EUR Swap Annual + 3.69%),
3.25%
(a)(b)(o)
................ EUR 11,000 $ 12,091,592
Amadeus IT Group SA, 3.50%
,
03/21/29
(b)
................ 7,000 7,932,891
Banco Bilbao Vizcaya Argentaria SA
(a)(b)
(3-mo. EURIBOR + 0.67%), 4.13%,
05/10/26 ............... 6,400 7,158,463
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(o)
.......... 3,000 3,641,837
(5-Year EUR Swap Annual +
4.27%), 6.88%
(o)
.......... 3,800 4,341,007
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.88%, 02/08/36 .... 8,200 9,488,087
Banco de Credito Social Cooperativo
SA
(a)(b)
(1-Year EUR Swap Annual +
2.15%), 1.75%, 03/09/28 .... 4,200 4,489,366
(1-Year EURIBOR ICE Swap Rate +
4.27%), 7.50%, 09/14/29 .... 4,000 5,068,506
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.13%, 09/03/30 .... 2,800 3,157,619
Banco de Sabadell SA
(a)(b)
(1-Year EUR Swap Annual +
2.40%), 5.25%, 02/07/29 .... 2,400 2,843,664
(1-Year EURIBOR ICE Swap Rate +
2.40%), 5.50%, 09/08/29 .... 3,500 4,209,967
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 3,500 3,871,503
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 6,300 6,899,237
(5-Year EUR Swap Annual +
3.15%), 6.00%, 08/16/33 .... 3,800 4,525,146
Banco Santander SA
(b)
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(a)
... 32,900 36,809,557
(GUKG1 + 1.80%), 3.13%,
10/06/26
(a)
.............. GBP 11,200 14,678,653
(1-Year EUR Swap Annual +
1.25%), 4.63%, 10/18/27
(a)
... EUR 36,700 42,121,691
3.13%, 05/28/29 ............ 10,300 11,742,221
4.88%, 10/18/31 ............ 11,200 13,518,957
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... 7,200 8,096,911
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(o)
.......... 1,000 1,167,583
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00%, 06/25/34 .... 4,400 5,032,267
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(o)
.......... 19,000 20,912,972
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 7,800 8,725,983
(5-Year EUR Swap Annual +
1.68%), 2.25%, 04/17/30 .... 13,400 14,760,037
Cellnex Finance Co. SA
(b)
3.63%, 01/24/29 ............ 15,700 17,790,157
2.00%, 02/15/33 ............ 2,800 2,761,347
Cellnex Telecom SA
(b)
1.88%, 06/26/29 ............ 3,400 3,565,291
2.13%, 08/11/30
(p)
........... 12,600 14,883,406
1.75%, 10/23/30 ............ 2,700 2,746,608
0.75%, 11/20/31
(p)
........... 19,700 19,304,623
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ........... 257 303,208
Security
Par (000)
Par (000) Value
Spain (continued)
7.88%, 07/31/28 ............ EUR 3,507 $ 4,142,340
(3-mo. EURIBOR + 4.50%), 8.14%,
07/31/28
(a)
.............. 5,988 6,732,464
6.50%, 03/15/29 ............ 3,078 3,587,688
Deutsche Bank SA, 3.63%
,
11/23/26
(b)
39,400 44,818,954
Iberdrola Finanzas SA, (5-Year EUR
Swap Annual + 1.68%), 1.58%
(a)(b)(o)
16,500 17,128,857
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(b)
................ 1,673 1,859,972
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 ............ 6,173 6,827,704
5.75%, 04/30/29 ............ 3,299 3,833,017
Natural Foods, (6-mo. EURIBOR at
0.00% Floor + 6.75%), 10.36%
,
10/13/29
(a)(f)
................ 21,501 23,933,949
Naturgy Finance Iberia SA, (5-Year
EUR Swap Annual + 2.44%),
2.37%
(a)(b)(o)
................ 6,200 6,663,427
Repsol Europe Finance SARL, 3.63%
,
09/05/34
(b)
................ 17,000 18,993,643
Repsol International Finance BV, (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a)(b)(o)
................ 31,425 33,776,352
Telefonica Emisiones SA
(b)
5.38%, 02/02/26 ............ GBP 27,294 36,690,463
3.70%, 01/24/32 ............ EUR 15,300 17,444,219
Telefonica Europe BV
(a)(b)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 24,200 26,818,517
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 15,000 17,833,080
(EUAMDB08 + 3.62%), 6.75% .. 400 490,899
(EUAMDB08 + 3.12%), 5.75% .. 10,200 11,889,023
602,104,925
Sweden — 0.4%
Balder Finland OYJ, 1.00%
,
01/20/29
(b)
4,323 4,269,236
Dometic Group AB, 2.00%
,
09/29/28
(b)
1,080 1,072,244
Fastighets AB Balder, 1.13%
,
01/29/27
(b)
................ 999 1,052,643
Heimstaden Bostad AB
(b)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(a)(o)
......... 3,300 3,361,156
1.13%, 01/21/26 ............ 800 851,249
(5-Year EUR Swap Annual +
3.15%), 2.63%
(a)(o)
......... 10,577 10,085,262
Heimstaden Bostad Treasury BV
(b)
0.63%, 07/24/25 ............ 800 864,171
1.38%, 03/03/27 ............ 6,416 6,607,815
1.00%, 04/13/28 ............ 2,600 2,550,650
Intrum AB
(b)
3.50%, 07/15/26 ............ 1,239 1,041,291
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
6.58%, 09/09/26
(a)
......... SEK 6,000 434,824
3.00%, 09/15/27 ............ EUR 14,938 12,554,317
9.25%, 03/15/28 ............ 1,440 1,215,955
Skandinaviska Enskilda Banken AB,
(3-mo. EURIBOR + 0.38%), 4.02%
,
05/03/27
(a)(b)
............... 18,640 20,783,352
Stena International SA
(c)
7.25%, 01/15/31 ............ USD 16,795 17,648,724
7.63%, 02/15/31 ............ 6,700 7,031,139

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
Svenska Handelsbanken AB, (3-mo.
EURIBOR + 0.45%), 3.92%
,
03/08/27
(a)(b)
............... EUR 24,700 $ 27,574,980
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(a)(b)
.......... GBP 3,266 4,068,794
Verisure Holding AB
(b)
3.88%, 07/15/26 ............ EUR 5,079 5,625,420
9.25%, 10/15/27 ............ 1,230 1,435,922
7.13%, 02/01/28 ............ 1,800 2,090,509
Volvo Treasury AB
(b)
(3-mo. EURIBOR at 0.00% Floor +
0.38%), 3.92%, 05/22/26
(a)
... 11,028 12,293,004
4.75%, 06/15/26 ............ GBP 13,460 17,996,319
162,508,976
Switzerland — 0.9%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(a)
(b)(o)
..................... USD 13,101 13,135,036
Dufry One BV, 4.75%
,
04/18/31
(b)
... EUR 3,715 4,265,202
Julius Baer Group Ltd., (5-Year EUR
Swap Annual + 3.85%), 6.63%
(a)(b)(o)
11,680 13,164,112
Lonza Finance International NV, 3.50%
,
09/04/34
(b)
................ 13,490 15,054,385
Novartis Capital Corp., 4.70%
,
09/18/54 USD 13,907 13,609,948
Raiffeisen Schweiz Genossenschaft,
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.85%
,
09/03/32
(a)(b)
.... EUR 10,600 12,083,685
UBS AG
7.95%, 01/09/25 ............ USD 10,000 10,077,405
3.70%, 02/21/25 ............ 23,000 22,892,857
2.95%, 04/09/25 ............ 8,000 7,920,553
(3-mo. EURIBOR at 0.00% Floor +
0.35%), 4.05%, 04/12/26
(a)(b)
.. EUR 25,100 27,955,991
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a)(b)(o)
.............. USD 8,900 8,921,182
(5-Year USD Swap Semi + 4.59%),
6.88%
(a)(b)(o)
.............. 10,529 10,564,904
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.55%), 4.49%, 05/12/26
(a)(c)
.. 5,982 5,964,555
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(a)(b)(o)
........ 2,302 2,189,605
(1-day SOFR + 2.04%), 2.19%,
06/05/26
(a)(c)
............. 14,516 14,248,764
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(a)(b)(o)
........ 7,974 7,824,886
(1-Year EUR Swap Annual +
1.60%), 2.13%, 10/13/26
(a)(b)
.. EUR 37,600 41,396,720
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(c)(o)
........ USD 1,833 1,754,023
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(a)(b)(o)
........ 2,275 2,176,980
(GUKG1 + 2.23%), 2.25%,
06/09/28
(a)(b)
............. GBP 7,900 9,832,867
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a)(c)(o)
........ USD 700 773,921
(USISSO05 + 3.63%), 6.85%
(a)(c)(o)
12,400 12,547,647
Security
Par (000)
Par (000) Value
Switzerland (continued)
(1-Year EUR Swap Annual +
1.95%), 2.88%, 04/02/32
(a)(b)
.. EUR 8,600 $ 9,270,484
0.63%, 01/18/33
(b)
........... 15,000 13,307,241
(USISSO01 + 1.86%), 5.38%,
09/06/45
(a)(c)
............. USD 6,197 6,339,593
UBS Switzerland AG
(b)
2.58%, 09/23/27 ............ EUR 44,030 49,133,740
3.30%, 03/05/29 ............ 16,150 18,514,177
VistaJet Malta Finance plc
(c)
9.50%, 06/01/28 ............ USD 2,150 2,101,384
6.38%, 02/01/30 ............ 2,954 2,537,884
359,559,731
Thailand — 0.2%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(a)(b)(o)
........ 10,000 9,880,000
5.30%, 09/21/28
(c)
........... 4,119 4,229,801
5.50%, 09/21/33
(c)
........... 3,689 3,827,227
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(b)
.. 8,577 7,942,902
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(a)(b)
............... 3,000 2,874,375
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(a)
(b)(o)
..................... 11,980 11,732,913
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(a)
(b)(o)
..................... 5,300 5,089,484
TMBThanachart Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 4.90%
(a)
(b)(o)
..................... 15,400 15,338,400
60,915,102
Turkey — 0.0%
(c)
Eregli Demir ve Celik Fabrikalari TAS,
8.38%
,
07/23/29 ............ 2,004 2,059,110
Sisecam UK plc, 8.25%
,
05/02/29 ... 3,479 3,588,936
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27 ................. 3,211 3,029,052
8,677,098
Ukraine — 0.1%
Metinvest BV, 7.65%
,
10/01/27
(b)
... 4,517 3,071,560
MHP Lux SA, 6.25%
,
09/19/29
(b)
.... 7,468 5,675,680
NAK Naftogaz Ukraine
(d)(e)
7.13%, 07/19/26
(b)
........... EUR 26,665 22,261,466
7.63%, 11/08/28
(c)
........... USD 24,448 19,925,120
VF Ukraine PAT, 6.20%
,
02/11/25
(b)
.. 4,833 4,337,617
55,271,443
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a)(b)(o)
................ 993 1,072,132
Abu Dhabi Developmental Holding Co.
PJSC, 5.25%
,
10/02/54
(c)
...... 2,743 2,708,712

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Adnoc Murban Rsc Ltd., 5.13%
,
09/11/54
(c)
................. USD 2,841 $ 2,792,703
Alpha Star Holding VIII Ltd., 8.38%
,
04/12/27
(b)
................ 7,000 7,230,125
DAE Funding LLC, 2.63%
,
03/20/25
(b)
3,914 3,865,662
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a)(b)(o)
... 3,726 3,720,411
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(a)
(b)(o)
..................... 1,517 1,523,402
Magellan Capital Holdings Ltd., (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%
,
07/08/29
(a)(b)
.......... 6,900 7,027,512
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(c)
................. 1,797 1,770,607
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29
(c)
................ 12,797 11,773,240
43,484,506
United Kingdom — 3.7%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$5,115,255), 15.00%
,
06/19/26
(f)(l)(p)
GBP 4,125 6,011,427
Amber Finco plc, 6.63%
,
07/15/29
(b)
. EUR 8,059 9,385,779
Ardonagh Finco Ltd., 6.88%
,
02/15/31
(b)
14,152 15,969,907
Avianca Midco 2 plc, 9.00%
,
12/01/28
(c)
USD 7,118 7,082,717
Babcock International Group plc
(b)
1.88%, 10/05/26 ............ GBP 9,600 12,087,739
1.38%, 09/13/27 ............ EUR 2,000 2,111,517
Barclays plc
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.58%),
7.13%
(a)(o)
............... GBP 4,642 6,207,090
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.02%),
6.38%
(a)(b)(o)
.............. 16,800 22,292,304
3.00%, 05/08/26
(b)
........... 3,266 4,240,148
3.25%, 02/12/27
(b)
........... 3,266 4,202,247
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a)(o)
......... USD 1,754 1,569,938
(3-mo. EURIBOR + 0.80%), 4.32%,
05/08/28
(a)(b)
............. EUR 26,700 29,788,988
(USISSO05 + 5.78%), 9.63%
(a)(o)
. USD 2,250 2,533,306
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75%, 11/22/30
(a)(b)
........ GBP 5,000 6,535,424
(5-Year EUR Swap Annual +
1.55%), 1.13%, 03/22/31
(a)(b)
.. EUR 8,900 9,537,899
(1-Year EUR Swap Annual +
2.55%), 5.26%, 01/29/34
(a)(b)
.. 21,000 25,850,936
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.35%, 05/08/35
(a)(b)
.. 10,300 11,917,688
BAT International Finance plc , 4.13%
,
04/12/32
(b)
................ 6,830 7,694,573
BCP V Modular Services Finance II
plc
(b)
4.75%, 11/30/28 ............ 2,888 3,126,371
6.13%, 11/30/28 ............ GBP 6,198 7,872,841
Bellis Acquisition Co. plc , 8.13%
,
05/14/30
(b)
................ 17,555 23,228,837
Bellis Finco plc, 4.00%
,
02/16/27
(b)
.. 700 864,973
Security
Par (000)
Par (000) Value
United Kingdom (continued)
BG Energy Capital plc, 5.13%
,
12/01/25
(b)
................ GBP 5,989 $ 8,018,564
British Telecommunications plc
(a)
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)
... EUR 49,015 53,469,827
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(c)
... USD 4,700 4,561,230
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(b)
... 21,800 21,156,344
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(c)
... 3,600 3,323,328
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... GBP 30,725 44,289,250
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(b)
................ 9,699 13,407,959
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(a)(b)
.... 7,473 10,243,301
Chanel Ceres plc, 0.50%
,
07/31/26
(b)
. EUR 3,518 3,750,663
Channel Link Enterprises Finance
plc
(a)(b)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... 4,400 4,685,098
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,691,117
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(b)
........ 12,515 12,350,305
CK Hutchison International 23 Ltd.,
4.88%
,
04/21/33
(b)
........... USD 965 973,145
Connect Finco SARL
(c)
6.75%, 10/01/26 ............ 13,418 13,418,000
9.00%, 09/15/29 ............ 7,947 7,690,591
CPUK Finance Ltd.
(b)
3.59%, 08/28/25 ............ GBP 806 1,061,093
4.50%, 08/28/27 ............ 3,205 4,027,829
Deuce Finco plc, 5.50%
,
06/15/27
(b)
. 2,070 2,715,942
EC Finance plc, 3.00%
,
10/15/26
(b)
.. EUR 3,651 3,946,048
EnQuest plc, 11.63%
,
11/01/27
(c)
... USD 4,800 4,868,539
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(b)
GBP 23,362 30,999,572
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(b)
................ 5,935 7,760,201
Global Switch Finance BV, 1.38%
,
10/07/30
(b)
................ EUR 17,914 18,298,073
Heathrow Finance plc
(b)
5.75%, 03/03/25
(g)
........... GBP 1,486 1,980,851
3.88%, 03/01/27
(g)
........... 5,212 6,619,774
4.13%, 09/01/29
(g)
........... 1,956 2,392,793
6.63%, 03/01/31 ............ 9,981 13,355,414
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%),
2.63%, 11/07/25 .......... USD 1,807 1,801,606
(1-day SOFR + 1.43%), 3.00%,
03/10/26 ............... 24,891 24,658,850
(1-day SOFR + 1.54%), 1.65%,
04/18/26 ............... 7,393 7,256,332
(3-mo. EURIBOR + 1.00%), 4.44%,
09/24/26
(b)
.............. EUR 17,200 19,278,097
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(b)
.............. GBP 35,500 45,963,238

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(b)
.............. EUR 21,000 $ 23,389,475
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27 .... GBP 29,675 37,499,579
(5-Year EUR Swap Annual +
3.84%), 4.75%
(b)(o)
......... EUR 10,309 11,203,208
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.30%), 6.88%
(o)
.......... USD 25,000 25,752,675
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.21%,
03/21/34
(b)
.............. AUD 4,190 2,970,971
INEOS Quattro Finance 2 plc
(b)
2.50%, 01/15/26 ............ EUR 100 110,758
8.50%, 03/15/29 ............ 18,578 21,892,472
Informa plc, 3.13%
,
07/05/26
(b)
..... GBP 24,147 31,243,550
Intu Jersey 2 Ltd., 2.88%
,
11/01/24
(b)(d)(e)
(p)
...................... 3,858 799,583
ITV plc, 1.38%
,
09/26/26
(b)
........ EUR 603 650,415
Jaguar Land Rover Automotive plc,
4.50%
,
10/01/27
(c)
........... USD 550 538,504
Jerrold Finco plc, 5.25%
,
01/15/27
(b)
. GBP 12,790 16,821,722
Lloyds Banking Group plc
2.25%, 10/16/24
(b)
........... 6,659 8,891,123
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.61%),
5.13%
(a)(o)
............... 1,700 2,267,426
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(b)(o)
........ EUR 12,540 13,941,452
(GUKG1 + 1.30%), 1.88%,
01/15/26
(a)(b)
............. GBP 35,119 46,469,114
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.00%), 2.44%, 02/05/26
(a)
... USD 2,965 2,936,577
Market Bidco Finco plc, 5.50%
,
11/04/27
(b)
................ GBP 8,725 10,995,732
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/24
(q)
................ 1,138 764,563
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 7.32%
,
06/15/36
(a)(b)
............... 2,225 2,439,978
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a)(o)
............... 7,246 8,795,317
3.63%, 11/20/28
(g)
........... 408 491,604
4.88%, 09/26/31 ............ EUR 11,046 12,111,122
Motability Operations Group plc
(b)
0.13%, 07/20/28 ............ 6,809 6,856,042
3.63%, 07/24/29 ............ 21,750 24,837,351
3.50%, 07/17/31 ............ 14,155 15,990,782
4.25%, 06/17/35 ............ 15,900 18,600,287
Motion Finco SARL, 7.38%
,
06/15/30
(b)
13,237 14,909,374
National Grid Electricity Distribution
South West plc, 5.88%
,
03/25/27
(b)
GBP 3,275 4,465,950
Nationwide Building Society
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.39%),
5.88%
(o)
................ 4,556 6,083,074
(3-mo. EURIBOR + 0.93%), 1.50%,
03/08/26 ............... EUR 15,000 16,567,178
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(o)
................ GBP 5,100 $ 6,584,777
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(o)
................ 7,575 10,178,033
NatWest Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 3,300 3,298,289
(3-mo. EURIBOR + 1.08%), 1.75%,
03/02/26
(b)
.............. EUR 27,000 29,853,681
(BPSW1 + 1.49%), 2.88%,
09/19/26
(b)
.............. GBP 13,408 17,534,597
(BPSW1 + 2.01%), 3.13%,
03/28/27
(b)
.............. 3,266 4,248,278
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.99%),
5.13%
(o)
................ 6,150 7,859,930
(5-Year EUR Swap Annual +
1.27%), 1.04%, 09/14/32
(b)
... EUR 11,000 11,393,769
NGG Finance plc, (5-Year EUR Swap
Annual + 2.14%), 1.63%
,
12/05/79
(a)
(b)
...................... 45,185 50,046,194
NIE Finance plc, 2.50%
,
10/27/25
(b)
. GBP 4,800 6,238,772
Phoenix Group Holdings plc, (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(a)(b)(o)
................ USD 4,700 4,915,330
Pinewood Finco plc
6.00%, 03/27/30
(b)
........... GBP 20,101 26,948,984
Pinnacle Bidco plc, 10.00%
,
10/11/28
(b)
8,709 12,414,879
Premier Foods Finance plc, 3.50%
,
10/15/26
(b)
................ 6,048 7,903,941
Rolls-Royce plc
3.63%, 10/14/25
(c)
........... USD 9,694 9,524,648
5.75%, 10/15/27
(c)
........... 275 283,524
5.75%, 10/15/27
(b)
........... GBP 8,700 11,867,002
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(b)
........... 3,266 4,303,121
SCC Power plc
(c)(q)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 21,341 8,739,218
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 11,655 1,660,881
SP Distribution plc, 5.88%
,
07/17/26
(b)
GBP 4,200 5,716,600
SSE plc, 8.38%
,
11/20/28
(b)
....... 10,800 16,356,481
Standard Chartered plc
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
0.88%), 1.63%, 10/03/27 .... EUR 10,400 11,265,230
(SDSOA5 + 3.08%), 5.30%
(o)
... SGD 8,500 6,825,131
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(o)
.......... USD 8,000 8,454,000
Stonegate Pub Co. Financing 2019
plc
(b)
(3-mo. EURIBOR + 6.63%),
10.17%, 07/31/29
(a)
........ EUR 1,892 2,148,728
10.75%, 07/31/29 ........... GBP 1,825 2,522,281
Synthomer plc, 3.88%
,
07/01/25
(b)
... EUR 768 850,727
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(b)
................ GBP 2,767 4,190,700
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(b)
................ 6,293 8,480,670

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(b)
................ GBP 2,993 $ 4,040,754
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(b)(d)(e)
......... 4,273 177,096
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(b)
........... 27,434 28,229,092
TSB Bank plc, 3.32%
,
03/05/29
(b)
... EUR 11,130 12,750,014
Virgin Media Finance plc, 5.00%
,
07/15/30
(c)
................ USD 2,400 2,110,859
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
........... GBP 400 502,693
5.50%, 05/15/29
(c)
........... USD 4,906 4,705,336
4.25%, 01/15/30
(b)
........... GBP 2,425 2,861,157
4.50%, 08/15/30
(c)
........... USD 200 177,908
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(b)
....... GBP 2,460 3,038,447
Virgin Money UK plc, (1-Year EURIBOR
ICE Swap Rate + 1.20%), 4.00%
,
03/18/28
(a)(b)
............... EUR 3,480 3,954,782
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
........... GBP 9,000 10,769,132
3.25%, 01/31/31
(b)
........... EUR 7,736 7,962,895
4.25%, 01/31/31
(c)
........... USD 3,036 2,687,593
4.50%, 07/15/31
(b)
........... GBP 5,956 6,867,979
4.75%, 07/15/31
(c)
........... USD 875 778,774
5.63%, 04/15/32
(b)
........... EUR 1,666 1,873,902
7.75%, 04/15/32
(c)
........... USD 4,218 4,329,693
Vodafone Group plc
5.63%, 02/10/53 ............ 4,280 4,356,609
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(a)(b)
.. EUR 2,310 2,590,662
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(a)(b)
........ GBP 1,500 1,986,253
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(a)(b)
........ 15,008 19,873,125
(5-Year USD Swap Semi + 3.05%),
6.25%, 10/03/78
(a)(b)
........ USD 5,297 5,297,000
(5-Year EUR Swap Annual +
3.00%), 2.63%, 08/27/80
(a)(b)
.. EUR 2,845 3,093,439
Series NC6, (5-Year EUR Swap
Annual + 3.00%), 2.63%,
08/27/80
(a)(b)
............. 3,212 3,492,488
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(a)(b)
............. 9,005 9,340,134
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.77%), 4.13%, 06/04/81
(a)
... USD 1,046 948,171
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(a)(b)
........ GBP 3,552 5,212,002
Zegona Finance plc
6.75%, 07/15/29
(b)
........... EUR 2,442 2,837,238
8.63%, 07/15/29
(c)
........... USD 10,079 10,759,333
1,483,625,537
United States — 13.8%
Adient Global Holdings Ltd.
(c)
4.88%, 08/15/26 ............ 250 247,689
8.25%, 04/15/31 ............ 5,639 5,982,980
ADT Security Corp. (The), 4.13%
,
08/01/29
(c)
................ 450 429,814
Security
Par (000)
Par (000) Value
United States (continued)
AES Corp. (The), (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(a)
................ USD 2,663 $ 2,801,585
Affinity Interactive, 6.88%
,
12/15/27
(c)
3,515 3,021,827
Air Lease Corp., Series D, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.56%), 6.00%
(a)
(o)
...................... 18,000 17,814,208
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ............ 575 556,006
4.63%, 01/15/27 ............ 588 572,043
5.88%, 02/15/28 ............ 300 301,339
6.50%, 02/15/28 ............ 500 509,100
3.50%, 03/15/29 ............ 3,790 3,533,878
4.88%, 02/15/30 ............ 435 427,982
Alexander Funding Trust II, 7.47%
,
07/31/28
(c)
................ 18,297 19,769,205
Allegiant Travel Co., 7.25%
,
08/15/27
(c)
4,805 4,764,121
Allied Universal Holdco LLC
9.75%, 07/15/27
(c)
........... 3,283 3,290,062
3.63%, 06/01/28
(b)
........... EUR 12,981 13,600,874
4.63%, 06/01/28
(c)
........... USD 1,100 1,033,427
4.88%, 06/01/28
(b)
........... GBP 11,356 13,974,796
7.88%, 02/15/31
(c)
........... USD 11,950 12,206,770
Allison Transmission, Inc.
(c)
4.75%, 10/01/27 ............ 325 319,771
3.75%, 01/30/31 ............ 175 159,109
Ambac Assurance Corp., 5.10%
(c)(o)
.. 1,407 1,956,307
AMC Networks, Inc.
10.25%, 01/15/29
(c)
.......... 5,477 5,628,439
4.25%, 02/15/29 ............ 13,387 9,682,010
4.25%, 02/15/29
(c)(p)
.......... 4,356 4,007,520
Amentum Escrow Corp., 7.25%
,
08/01/32
(c)
................ 2,221 2,317,909
American Airlines Pass-Through Trust,
Series 2017-2, Class A, 3.50%
,
06/15/26
(f)
................. 27,580 26,926,354
American Airlines, Inc.
(c)
5.50%, 04/20/26 ............ 492 490,929
7.25%, 02/15/28 ............ 642 657,165
5.75%, 04/20/29 ............ 4,124 4,117,165
8.50%, 05/15/29 ............ 1,197 1,270,034
American Axle & Manufacturing, Inc.
6.88%, 07/01/28 ............ 150 149,753
5.00%, 10/01/29 ............ 5,798 5,323,316
American Express Co., (1-day SOFR +
1.00%), 4.99%
,
05/01/26
(a)
..... 8,000 8,008,274
American Tower Corp.
4.13%, 05/16/27 ............ EUR 7,590 8,674,299
0.50%, 01/15/28 ............ 7,900 8,098,719
4.10%, 05/16/34 ............ 8,470 9,750,586
American University (The), Series 2019,
3.67%
,
04/01/49 ............ USD 4,870 4,039,625
Amgen, Inc.
5.50%, 12/07/26
(b)
........... GBP 35,798 48,745,549
5.65%, 03/02/53 ............ USD 27,185 28,596,686
Amkor Technology, Inc., 6.63%
,
09/15/27
(c)
................ 10,550 10,623,449
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ............ 250 250,219
5.38%, 06/15/29 ............ 475 470,007
6.63%, 02/01/32 ............ 2,050 2,121,721

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
AP Grange Holdings LLC, (Acquired
06/21/24, cost $14,801,000), 6.50%
,
03/20/45
(f)(l)
................ USD 14,801 $ 14,912,008
Archrock Partners LP, 6.25%
,
04/01/28
(c)
................ 575 577,857
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
........... EUR 12,323 11,857,275
4.13%, 08/15/26
(c)
........... USD 41,715 37,603,778
4.75%, 07/15/27
(b)
........... GBP 1,163 992,942
Ares Capital Corp.
4.25%, 03/01/25 ............ USD 3,469 3,454,073
3.88%, 01/15/26 ............ 3,695 3,641,179
2.15%, 07/15/26 ............ 491 466,585
7.00%, 01/15/27 ............ 6,049 6,296,461
5.88%, 03/01/29 ............ 13,000 13,312,346
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 300 292,037
4.63%, 11/15/29
(c)
........... 500 476,849
5.00%, 02/15/32
(c)
........... 2,050 1,943,974
Ascent Resources Utica Holdings LLC
(c)
8.25%, 12/31/28 ............ 375 384,178
5.88%, 06/30/29 ............ 600 592,738
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ............ 12,838 12,953,722
4.63%, 08/01/29 ............ 1,672 1,605,020
4.63%, 04/01/30 ............ 4,694 4,497,278
Associated Banc-Corp., (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(a)
..... 12,235 12,578,225
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 41,509 53,500,951
5.50%, 03/15/27
(b)
........... 17,800 24,167,336
4.25%, 06/01/43 ............ 8,200 9,065,428
3.55%, 09/15/55 ............ USD 17,395 12,723,305
ATI, Inc., 7.25%
,
08/15/30 ........ 6,246 6,650,972
Avantor Funding, Inc.
3.88%, 07/15/28
(b)
........... EUR 2,774 3,075,094
4.63%, 07/15/28
(c)
........... USD 575 562,001
3.88%, 11/01/29
(c)
........... 250 236,542
Avis Budget Car Rental LLC
(c)
5.75%, 07/15/27 ............ 683 680,070
4.75%, 04/01/28 ............ 983 924,436
5.38%, 03/01/29 ............ 4,445 4,154,748
8.00%, 02/15/31 ............ 3,334 3,409,745
Ball Corp.
6.88%, 03/15/28 ............ 2,900 3,003,086
6.00%, 06/15/29 ............ 250 258,726
2.88%, 08/15/30 ............ 175 155,753
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.13%),
2.46%, 10/22/25 .......... 8,361 8,346,124
(3-mo. CME Term SOFR + 1.07%),
3.37%, 01/23/26 .......... 6,152 6,117,668
(1-day SOFR + 1.33%), 3.38%,
04/02/26 ............... 7,908 7,844,802
(1-day SOFR + 1.15%), 1.32%,
06/19/26 ............... 18,000 17,556,597
Bath & Body Works, Inc.
7.50%, 06/15/29 ............ 200 206,697
6.63%, 10/01/30
(c)
........... 2,300 2,344,710
Bausch + Lomb Corp., 8.38%
,
10/01/28
(c)
................ 11,491 12,151,733
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 8,623 8,853,223
Becton Dickinson & Co., 0.03%
,
08/13/25 ................. EUR 4,400 4,765,569
Security
Par (000)
Par (000) Value
United States (continued)
Belden, Inc.
(b)
3.38%, 07/15/27 ............ EUR 2,635 $ 2,904,406
3.88%, 03/15/28 ............ 3,371 3,717,981
Berry Global, Inc., 4.88%
,
07/15/26
(c)
USD 8,000 7,987,216
Big River Steel LLC, 6.63%
,
01/31/29
(c)
5,243 5,311,725
Blackstone Private Credit Fund, 4.70%
,
03/24/25 ................. 2,182 2,176,545
Block, Inc.
2.75%, 06/01/26 ............ 500 484,753
3.50%, 06/01/31 ............ 275 250,759
Blue Racer Midstream LLC, 7.25%
,
07/15/32
(c)
................ 4,997 5,243,852
Boeing Co. (The), 7.01%
,
05/01/64
(c)
. 44,752 49,306,779
Booking Holdings, Inc., 4.00%
,
03/01/44 ................. EUR 10,390 11,744,896
Boyd Gaming Corp.
4.75%, 12/01/27 ............ USD 375 370,756
4.75%, 06/15/31
(c)
........... 5,594 5,341,402
BP Capital Markets BV, 3.36%
,
09/12/31
(b)
................ EUR 22,250 24,840,231
BP Capital Markets plc
(a)(o)
(5-Year EUR Swap Annual +
3.52%), 3.25%
(b)
.......... 78,842 86,727,369
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.15%), 6.45% ........... USD 36,500 38,395,549
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(c)
................ 6,921 7,411,360
Breeze Aviation Group, Inc.
(Acquired 07/30/21, cost
$16,053,438) 20.00%, 01/30/28
(f)
(l)
..................... 8,847 9,333,683
Buckeye Partners LP
4.35%, 10/15/24 ............ 1,647 1,644,537
4.13%, 03/01/25
(c)
........... 1,644 1,630,340
3.95%, 12/01/26 ............ 521 505,869
4.50%, 03/01/28
(c)
........... 400 387,925
Builders FirstSource , Inc., 6.38%
,
06/15/32
(c)
................ 1,025 1,062,537
Burford Capital Global Finance LLC
(c)
6.25%, 04/15/28 ............ 666 664,613
9.25%, 07/01/31 ............ 1,016 1,093,319
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 ............ 3,849 3,928,255
4.63%, 10/15/29 ............ 8,634 8,212,815
6.50%, 02/15/32 ............ 450 465,486
California Resources Corp., 8.25%
,
06/15/29
(c)
................ 4,771 4,862,023
Calpine Corp.
(c)
5.25%, 06/01/26 ............ 125 124,509
4.50%, 02/15/28 ............ 300 292,917
5.13%, 03/15/28 ............ 9,538 9,405,350
4.63%, 02/01/29 ............ 750 724,378
5.00%, 02/01/31 ............ 468 453,133
3.75%, 03/01/31 ............ 50 46,331
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(c)
......... 9,830 9,661,464
Carnival Corp., 7.00%
,
08/15/29
(c)
... 1,225 1,301,562
Carnival plc, 1.00%
,
10/28/29 ..... EUR 8,000 7,730,337
Carrier Global Corp., 4.50%
,
11/29/32 2,972 3,563,734
Catalent Pharma Solutions, Inc., 5.00%
,
07/15/27
(c)
................ USD 2,728 2,714,491
CCO Holdings LLC
5.13%, 05/01/27
(c)
........... 800 787,373

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.38%, 06/01/29
(c)
........... USD 6,100 $ 5,878,528
6.38%, 09/01/29
(c)
........... 6,058 6,065,179
4.75%, 03/01/30
(c)
........... 8,896 8,182,867
4.50%, 08/15/30
(c)
........... 7,165 6,494,911
4.25%, 02/01/31
(c)
........... 6,351 5,599,864
7.38%, 03/01/31
(c)
........... 2,139 2,190,067
4.50%, 05/01/32 ............ 4,708 4,070,788
4.50%, 06/01/33
(c)
........... 2,583 2,193,572
4.25%, 01/15/34
(c)
........... 5,357 4,394,133
Cedar Fair LP
5.38%, 04/15/27 ............ 2,921 2,912,757
5.25%, 07/15/29 ............ 8,268 8,123,641
Central Parent, Inc., 7.25%
,
06/15/29
(c)
6,793 6,946,583
Century Communities, Inc., 6.75%
,
06/01/27 ................. 1,175 1,186,284
Champions Financing, Inc., 8.75%
,
02/15/29
(c)
................ 1,288 1,311,898
Charles River Laboratories
International, Inc.
(c)
3.75%, 03/15/29 ............ 475 447,108
4.00%, 03/15/31 ............ 225 207,418
Charter Communications Operating
LLC, 4.91%
,
07/23/25 ......... 4,261 4,254,030
Chemours Co. (The)
4.00%, 05/15/26 ............ EUR 7,700 8,519,399
5.38%, 05/15/27 ............ USD 639 625,537
5.75%, 11/15/28
(c)
........... 3,568 3,389,292
4.63%, 11/15/29
(c)
........... 12,073 10,811,566
Chesapeake Energy Corp.
6.13%, 02/15/21
(d)(e)(f)
......... 27,853 3
5.38%, 06/15/21
(d)(e)(f)
......... 4,795 —
5.50%, 02/01/26
(c)
........... 2,019 2,015,290
5.88%, 02/01/29
(c)
........... 25 25,128
6.75%, 04/15/29
(c)
........... 600 611,246
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ............ 2,034 2,026,336
4.75%, 01/15/28 ............ 427 418,671
5.75%, 04/01/30 ............ 1,445 1,446,583
6.75%, 05/01/31 ............ 7,664 7,914,291
Cinemark USA, Inc., 7.00%
,
08/01/32
(c)
3,583 3,740,505
Citigroup Global Markets Holdings, Inc.,
7.12%
,
06/20/31
(b)(f)
.......... 13,000 13,068,640
Citigroup, Inc.
(1-day SOFR + 2.84%), 3.11%,
04/08/26
(a)
.............. 6,313 6,250,781
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(a)(b)
............. EUR 10,500 11,521,730
1.75%, 10/23/26 ............ GBP 5,104 6,446,178
(3-mo. EURIBOR + 1.05%), 3.75%,
05/14/32
(a)(b)
............. EUR 26,700 30,348,547
Citizens Bank NA, (1-day SOFR +
1.45%), 6.06%
,
10/24/25
(a)
..... USD 1,750 1,749,969
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ............ 7,623 7,538,188
8.38%, 07/01/28 ............ 6,992 7,267,967
Clarios Global LP
4.38%, 05/15/26
(b)
........... EUR 5,382 5,970,903
6.25%, 05/15/26
(c)
........... USD 830 829,702
6.75%, 05/15/28
(c)
........... 875 901,910
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ............ 225 221,807
6.38%, 02/01/31 ............ 225 230,494
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ............ 1,053 1,035,212
9.00%, 09/15/28 ............ 2,902 3,085,169
Security
Par (000)
Par (000) Value
United States (continued)
7.88%, 04/01/30 ............ USD 4,842 $ 5,063,260
Cleveland-Cliffs, Inc.
5.88%, 06/01/27 ............ 225 225,500
6.75%, 04/15/30
(c)
........... 4,357 4,430,413
7.00%, 03/15/32
(c)
........... 1,639 1,657,014
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ............ 44,641 44,416,296
9.00%, 09/30/29 ............ 7,371 7,500,805
8.25%, 06/30/32 ............ 1,563 1,633,802
Clydesdale Acquisition Holdings, Inc.,
8.75%
,
04/15/30
(c)
........... 4,940 5,016,288
CNX Resources Corp.
(c)
7.38%, 01/15/31 ............ 500 522,487
7.25%, 03/01/32 ............ 233 244,688
Coca-Cola Co. (The)
3.38%, 08/15/37 ............ EUR 6,440 7,252,710
5.20%, 01/14/55 ............ USD 38,530 40,425,545
5.40%, 05/13/64 ............ 4,980 5,330,078
Comcast Corp., 3.55%
,
09/26/36 ... EUR 18,900 21,154,499
CommScope Technologies LLC, 6.00%
,
06/15/25
(c)
................ USD 9,688 9,373,140
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ............ 7,747 7,551,025
5.88%, 01/15/30 ............ 1,972 1,843,993
Constellium SE, 5.38%
,
08/15/32
(b)
.. EUR 9,008 10,318,046
Consumers Energy Co., 4.35%
,
04/15/49 ................. USD 4,387 3,960,311
Continuum Group, Inc., 5.00%
,
09/13/27
(c)(f)
................ 19,384 19,723,220
Coty, Inc.
(c)
5.00%, 04/15/26 ............ 425 423,158
6.63%, 07/15/30 ............ 375 389,638
CQP Holdco LP, 7.50%
,
12/15/33
(c)
.. 3,346 3,630,330
Crown Americas LLC
4.75%, 02/01/26 ............ 500 498,241
4.25%, 09/30/26 ............ 75 73,814
Crown European Holdings SACA
(b)
3.38%, 05/15/25 ............ EUR 4,093 4,544,323
5.00%, 05/15/28 ............ 1,851 2,148,380
4.50%, 01/15/30 ............ 4,569 5,201,027
CrownRock LP, 5.00%
,
05/01/29
(c)
.. USD 350 354,124
CRSO Trust, 7.12%
,
07/10/28
(c)
.... 4,399 4,675,494
CSC Holdings LLC
(c)
5.50%, 04/15/27 ............ 15,472 13,606,884
11.25%, 05/15/28 ........... 3,579 3,454,869
11.75%, 01/31/29 ........... 7,101 6,863,764
6.50%, 02/01/29 ............ 5,900 4,886,219
4.50%, 11/15/31 ............ 4,075 2,966,565
CSX Corp., 4.90%
,
03/15/55 ...... 4,258 4,184,223
Dana Financing Luxembourg SARL
(b)
3.00%, 07/15/29 ............ EUR 2,132 2,089,397
8.50%, 07/15/31 ............ 6,292 7,455,554
Dana, Inc.
5.63%, 06/15/28 ............ USD 100 98,047
4.25%, 09/01/30 ............ 907 814,382
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ............ 400 397,881
6.00%, 06/15/30 ............ 175 176,665
Delta Air Lines, Inc.
7.38%, 01/15/26 ............ 575 591,540
4.38%, 04/19/28 ............ 100 99,018
Diamondback Energy, Inc.
5.75%, 04/18/54 ............ 13,285 13,386,912
5.90%, 04/18/64 ............ 8,400 8,466,714

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DirecTV Financing LLC, 5.88%
,
08/15/27
(c)
................ USD 1,163 $ 1,141,871
DISH DBS Corp., 5.88%
,
11/15/24 .. 22,532 22,401,554
DISH Network Corp.
(p)
0.00%, 12/15/25
(h)
........... 8,645 7,478,451
3.38%, 08/15/26 ............ 3,464 2,779,360
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ............ 500 478,270
4.38%, 06/15/31 ............ 225 212,986
Duke Energy Corp.
3.10%, 06/15/28 ............ EUR 10,000 11,134,305
3.75%, 04/01/31 ............ 20,409 22,968,566
Eaton Capital UnLtd Co., 3.80%
,
05/21/36
(b)
................ 3,800 4,378,298
Edgewell Personal Care Co., 4.13%
,
04/01/29
(c)
................ USD 525 496,643
Edison International
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53 .... 3,100 3,255,018
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.66%), 7.88%, 06/15/54 .... 4,305 4,522,075
Eli Lilly & Co.
5.05%, 08/14/54 ............ 24,063 24,656,446
5.20%, 08/14/64 ............ 3,480 3,591,652
EMRLD Borrower LP, 6.38%
,
12/15/30
(b)
................ EUR 9,045 10,561,191
Encompass Health Corp.
4.50%, 02/01/28 ............ USD 450 441,685
4.75%, 02/01/30 ............ 1,410 1,378,165
4.63%, 04/01/31 ............ 2,542 2,434,093
Encore Capital Group, Inc.
4.88%, 10/15/25
(b)
........... EUR 7,437 8,282,537
5.38%, 02/15/26
(b)
........... GBP 2,175 2,886,057
8.50%, 05/15/30
(c)
........... USD 519 546,988
Energizer Holdings, Inc.
(c)
4.75%, 06/15/28 ............ 5,304 5,146,733
4.38%, 03/31/29 ............ 5,972 5,655,484
Energy Transfer LP
5.63%, 05/01/27
(c)
........... 700 702,418
7.38%, 02/01/31
(c)
........... 350 372,347
5.00%, 05/15/50 ............ 12,675 11,450,854
EnLink Midstream LLC
5.38%, 06/01/29 ............ 425 435,711
6.50%, 09/01/30
(c)
........... 275 296,502
EnLink Midstream Partners LP
4.15%, 06/01/25 ............ 425 421,173
4.85%, 07/15/26 ............ 75 75,068
Entegris , Inc., 4.75%
,
04/15/29
(c)
... 1,500 1,478,175
EQM Midstream Partners LP
(c)
6.00%, 07/01/25 ............ 300 300,422
7.50%, 06/01/27 ............ 5,775 5,943,988
6.50%, 07/01/27 ............ 225 231,773
4.50%, 01/15/29 ............ 375 366,852
7.50%, 06/01/30 ............ 5,025 5,518,631
Equinix, Inc., 3.40%
,
02/15/52 ..... 780 568,262
EquipmentShare.com, Inc.
(c)
9.00%, 05/15/28 ............ 12,606 13,164,105
8.63%, 05/15/32 ............ 5,955 6,247,379
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(d)(e)(f)
......... 1,665 —
Exo Imaging, Inc., Series C, (Acquired
08/14/24, cost $284,712), 8.00%
,
08/14/25
(f)(l)
................ 285 1,140,270
Security
Par (000)
Par (000) Value
United States (continued)
Fair Isaac Corp.
(c)
5.25%, 05/15/26 ............ USD 300 $ 299,954
4.00%, 06/15/28 ............ 275 266,086
Ferrellgas LP
(c)
5.38%, 04/01/26 ............ 1,197 1,194,219
5.88%, 04/01/29 ............ 4,362 4,081,915
FirstCash , Inc., 5.63%
,
01/01/30
(c)
.. 249 246,717
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(g)
.... 575 569,027
Series B, 2.25%, 09/01/30 ...... 275 243,393
FirstEnergy Pennsylvania Electric Co.,
4.00%
,
04/15/25
(c)
........... 3,536 3,510,935
FirstEnergy Transmission LLC, 4.55%
,
01/15/30
(c)
................ 6,131 6,184,893
Fiserv, Inc., 2.25%
,
07/01/25 ...... GBP 3,800 4,969,962
Five Point Operating Co. LP, 10.50%
,
01/15/28
(c)(g)
............... USD 10,911 11,163,745
Florida Power & Light Co.
3.99%, 03/01/49 ............ 7,000 5,973,335
5.60%, 06/15/54 ............ 18,750 20,447,508
FLYR, Inc., 7.74%
,
01/20/27
(f)
..... 12,353 11,920,293
Ford Motor Co.
3.25%, 02/12/32 ............ 2,269 1,932,337
6.10%, 08/19/32 ............ 12,205 12,509,766
5.29%, 12/08/46 ............ 11,000 9,976,757
Ford Motor Credit Co. LLC
5.13%, 06/16/25 ............ 12,600 12,595,238
4.13%, 08/04/25 ............ 2,912 2,885,119
3.38%, 11/13/25 ............ 4,207 4,126,675
4.39%, 01/08/26 ............ 2,218 2,198,695
6.95%, 03/06/26 ............ 4,552 4,658,757
6.86%, 06/05/26 ............ GBP 14,906 20,299,806
6.95%, 06/10/26 ............ USD 3,725 3,834,606
2.70%, 08/10/26 ............ 15,371 14,767,288
5.78%, 04/30/30 ............ GBP 7,400 9,841,905
Forestar Group, Inc., 5.00%
,
03/01/28
(c)
USD 5,349 5,210,018
Fortrea Holdings, Inc., 7.50%
,
07/01/30
(c)
................ 460 463,020
Freed Hotels & Resorts, 12.00%
,
11/21/28
(a)(f)
................ 109,764 111,552,715
Freedom Mortgage Corp.
(c)
7.63%, 05/01/26 ............ 1,209 1,219,792
6.63%, 01/15/27 ............ 903 905,063
12.00%, 10/01/28 ........... 3,467 3,787,288
12.25%, 10/01/30 ........... 6,852 7,673,932
Freedom Mortgage Holdings LLC
(c)
9.25%, 02/01/29 ............ 4,308 4,477,933
9.13%, 05/15/31 ............ 1,732 1,780,683
FreeWire Technologies, Inc., 6.00%
,
02/20/28
(f)
................. 20,043 2
Frontier Communications Holdings
LLC
(c)
5.00%, 05/01/28 ............ 2,425 2,403,127
6.75%, 05/01/29 ............ 6,810 6,858,001
8.75%, 05/15/30 ............ 30,128 32,106,325
8.63%, 03/15/31 ............ 9,270 9,993,894
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 19,615 20,326,942
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,996,148
Full House Resorts, Inc., 8.25%
,
02/15/28
(c)
................ 2,412 2,415,570
Gen Digital, Inc.
(c)
6.75%, 09/30/27 ............ 9,371 9,628,462

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.13%, 09/30/30 ............ USD 250 $ 262,326
General Electric Co., 4.13%
,
09/19/35
(b)
EUR 4,100 4,832,132
General Motors Co., 5.95%
,
04/01/49 USD 12,550 12,439,517
General Motors Financial Co., Inc.
2.90%, 02/26/25 ............ 2,000 1,983,380
5.15%, 08/15/26
(b)
........... GBP 6,800 9,077,369
4.50%, 11/22/27
(b)
........... EUR 6,500 7,525,089
GFL Environmental, Inc.
(c)
5.13%, 12/15/26 ............ USD 25 24,942
4.00%, 08/01/28 ............ 1,950 1,872,766
4.75%, 06/15/29 ............ 2,743 2,675,683
4.38%, 08/15/29 ............ 2,453 2,351,229
6.75%, 01/15/31 ............ 400 419,533
Gilead Sciences, Inc., 5.55%
,
10/15/53 26,030 27,941,716
Global Atlantic Fin Co., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.61%), 7.95%
,
10/15/54
(a)(c)
............... 1,070 1,116,900
Global Payments, Inc., 4.88%
,
03/17/31 EUR 16,606 19,701,723
GLP Capital LP, 4.00%
,
01/15/31 ... USD 3,678 3,447,855
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ............ 125 124,541
3.50%, 03/01/29 ............ 350 328,395
Goldman Sachs Group, Inc. (The)
Series U, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.92%), 3.65%
(a)(o)
.. 4,217 3,997,431
7.25%, 04/10/28 ............ GBP 3,332 4,808,618
(3-mo. CME Term SOFR + 1.56%),
4.22%, 05/01/29
(a)
......... USD 19,242 19,129,804
3.00%, 02/12/31
(b)
........... EUR 7,500 8,306,882
Goodyear Europe BV, 2.75%
,
08/15/28
(b)
................ 7,367 7,421,849
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 ............ USD 857 837,013
5.00%, 07/15/29 ............ 4,312 3,965,866
5.25%, 07/15/31 ............ 895 807,402
5.63%, 04/30/33 ............ 5,161 4,553,693
GoTo Group, Inc.
5.50%, 05/01/28
(c)
........... 18,683 9,848,955
Grand Canyon University, 5.13%
,
10/01/28 ................. 8,775 8,223,404
Graphic Packaging International LLC,
3.50%
,
03/15/28
(c)
........... 623 593,280
Gray Television, Inc.
(c)
7.00%, 05/15/27 ............ 400 393,161
5.38%, 11/15/31 ............ 1,037 648,562
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(c)
................ 6,358 5,969,167
Hanesbrands, Inc.
(c)
4.88%, 05/15/26 ............ 1,025 1,016,014
9.00%, 02/15/31 ............ 8,795 9,493,314
HCA, Inc.
4.63%, 03/15/52 ............ 32,465 28,177,107
5.95%, 09/15/54 ............ 16,270 17,091,775
Helios Software Holdings, Inc.
(b)
Series SEPT, 7.88%, 05/01/29 ... EUR 7,222 8,178,448
7.88%, 05/01/29 ............ 10,815 12,247,288
Hertz Corp. (The), 5.00%
,
12/01/29
(c)(r)
USD 2,075 1,370,802
Hess Midstream Operations LP
(c)
5.63%, 02/15/26 ............ 525 525,043
5.13%, 06/15/28 ............ 150 148,402
4.25%, 02/15/30 ............ 100 95,485
Security
Par (000)
Par (000) Value
United States (continued)
Hilcorp Energy I LP
(c)
5.75%, 02/01/29 ............ USD 475 $ 462,100
6.25%, 04/15/32 ............ 551 536,301
8.38%, 11/01/33 ............ 4,978 5,366,777
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
........... 450 451,974
5.88%, 04/01/29
(c)
........... 1,262 1,293,860
4.88%, 01/15/30 ............ 17 16,775
4.00%, 05/01/31
(c)
........... 1,575 1,472,716
3.63%, 02/15/32
(c)
........... 150 135,514
Hilton Grand Vacations Borrower
Escrow LLC
(c)
5.00%, 06/01/29 ............ 6,261 5,948,289
4.88%, 07/01/31 ............ 2,849 2,585,896
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 975 972,105
Hologic, Inc., 3.25%
,
02/15/29
(c)
.... 625 582,249
Home Depot, Inc. (The), 2.38%
,
03/15/51 ................. 16,700 10,483,062
Homes By West Bay LLC, 11.00%
,
02/06/30
(f)
................. 80,958 82,779,555
Honeywell International, Inc., 3.75%
,
05/17/32 ................. EUR 7,800 8,984,715
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(c)
................ USD 8,796 8,666,767
Hyatt Hotels Corp., 5.38%
,
04/23/25
(g)
5,964 5,973,702
Hyundai Capital America
(a)(b)
(1-day SOFR + 1.04%), 5.89%,
03/19/27 ............... 10,000 10,029,800
(1-day SOFR + 1.04%), 5.87%,
06/24/27 ............... 10,000 10,026,063
International Game Technology plc
(c)
4.13%, 04/15/26 ............ 500 493,473
6.25%, 01/15/27 ............ 300 306,227
IQVIA, Inc.
(c)
5.00%, 10/15/26 ............ 225 224,381
5.00%, 05/15/27 ............ 375 372,716
6.50%, 05/15/30 ............ 300 313,004
Iron Mountain Information Management
Services, Inc., 5.00%
,
07/15/32
(c)
. 475 457,839
Iron Mountain UK plc, 3.88%
,
11/15/25
(b)
................ GBP 6,724 8,866,044
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ............ USD 1,950 2,032,509
4.50%, 02/15/31 ............ 4,150 3,936,677
J.P. Morgan Structured Products BV,
13.70%
,
03/31/25
(b)
.......... 8,037 13,004,117
Jane Street Group, 4.50%
,
11/15/29
(c)
1,267 1,219,512
Jazz Investments I Ltd., 3.13%
,
09/15/30
(c)(p)
............... 6,036 6,286,494
Jazz Securities DAC, 4.38%
,
01/15/29
(c)
675 652,803
Jefferies GmbH, (ESTRON at 0.00%
Floor + 0.80%), 4.24%
,
07/22/26
(a)(b)
EUR 9,000 10,008,098
John Deere Capital Corp., 3.45%
,
07/16/32
(b)
................ 24,300 27,723,890
JP Morgan Structured Products BV,
10.17%
,
05/21/26
(b)(f)
......... USD 10,022 10,146,873
JPMorgan Chase & Co.
3.13%, 01/23/25 ............ 4,150 4,126,601
(1-day SOFR + 0.61%), 1.56%,
12/10/25
(a)
.............. 2,500 2,481,011
(1-day SOFR + 0.92%), 2.60%,
02/24/26
(a)
.............. 16,621 16,457,187

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
......... USD 16,610 $ 16,388,438
(1-day SOFR + 1.85%), 2.08%,
04/22/26
(a)
.............. 16,610 16,344,966
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(a)(b)
.. GBP 20,248 26,424,065
Series KK, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a)(o)
.. USD 1,643 1,589,507
(3-mo. EURIBOR + 0.61%), 4.06%,
06/06/28
(a)(b)
............. EUR 16,620 18,573,445
(3-mo. EURIBOR + 1.28%), 4.46%,
11/13/31
(a)(b)
............. 7,000 8,330,309
(3-mo. EURIBOR + 0.98%), 3.76%,
03/21/34
(a)(b)
............. 10,120 11,568,661
KeyCorp, (SOFR Index + 2.42%),
6.40%
,
03/06/35
(a)
........... USD 24,795 26,958,571
KLA Corp., 4.95%
,
07/15/52 ...... 4,159 4,132,570
Kohl's Corp., 4.63%
,
05/01/31
(g)
.... 2,749 2,315,071
Kraft Heinz Foods Co.
(3-mo. EURIBOR + 0.50%), 4.07%,
05/09/25
(a)
.............. EUR 27,700 30,890,188
4.13%, 07/01/27
(b)
........... GBP 1,960 2,590,163
Kroger Co. (The)
4.70%, 08/15/26 ............ USD 13,185 13,270,354
4.60%, 08/15/27 ............ 10,185 10,272,563
Kronos International, Inc.
(b)
3.75%, 09/15/25 ............ EUR 1,305 1,440,095
9.50%, 03/15/29 ............ 10,124 12,255,412
LABL, Inc., 5.88%
,
11/01/28
(c)
..... USD 11,074 10,371,316
Lamar Media Corp.
3.75%, 02/15/28 ............ 810 776,987
4.88%, 01/15/29 ............ 5,399 5,333,422
4.00%, 02/15/30 ............ 175 164,856
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ............ 250 248,381
4.38%, 01/31/32 ............ 400 371,031
Landsea Homes Corp., 11.00%
,
07/17/28
(f)
................. 78,968 86,272,540
Las Vegas Sands Corp.
2.90%, 06/25/25 ............ 4,222 4,148,515
3.50%, 08/18/26 ............ 475 464,974
3.90%, 08/08/29 ............ 100 95,312
Lessen, Inc., (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(c)(f)
... 43,058 40,207,878
Level 3 Financing, Inc.
(c)
4.63%, 09/15/27 ............ 4,343 3,825,184
10.50%, 04/15/29 ........... 4,435 4,834,367
11.00%, 11/15/29 ........... 5,007 5,545,907
10.50%, 05/15/30 ........... 3,632 3,908,940
10.00%, 10/15/32 ........... 20,904 19,966,296
LGI Homes, Inc., 8.75%
,
12/15/28
(c)
. 6,472 6,930,968
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ............ 569 573,982
7.25%, 11/15/29 ............ 1,711 1,770,242
7.50%, 09/01/31 ............ 9,792 10,270,633
Lightning eMotors , Inc., 7.50%
,
05/15/25
(c)(d)(e)(p)
............. 4,313 43,130
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(c)
........... 34,686 31,138,156
Lithia Motors, Inc.
(c)
3.88%, 06/01/29 ............ 3,356 3,131,830
4.38%, 01/15/31 ............ 3,477 3,235,518
Live Nation Entertainment, Inc.
(c)
6.50%, 05/15/27 ............ 975 994,493
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 10/15/27 ............ USD 2,746 $ 2,707,172
3.75%, 01/15/28 ............ 150 144,135
Lowe's Cos., Inc., 5.63%
,
04/15/53 .. 13,305 13,848,760
Macy's Retail Holdings LLC
(c)
5.88%, 04/01/29 ............ 1,705 1,682,831
5.88%, 03/15/30 ............ 1,851 1,814,829
6.13%, 03/15/32 ............ 1,224 1,186,349
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 8,102,632
Mastercard, Inc., 4.55%
,
01/15/35 .. 7,004 7,035,953
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ............ 450 437,526
3.63%, 10/01/31 ............ 1,437 1,286,839
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(c)
........ 18,820 19,444,401
Medline Borrower LP, 3.88%
,
04/01/29
(c)
................ 23,832 22,563,292
Medtronic Global Holdings SCA, 2.63%
,
10/15/25 ................. EUR 4,940 5,477,246
Medtronic, Inc., 4.15%
,
10/15/53 ... 11,960 13,778,972
Meta Platforms, Inc.
5.40%, 08/15/54 ............ USD 42,118 44,125,107
5.55%, 08/15/64 ............ 16,165 17,265,348
MGM Resorts International
5.75%, 06/15/25 ............ 121 121,411
4.63%, 09/01/26 ............ 75 74,529
5.50%, 04/15/27 ............ 125 125,432
4.75%, 10/15/28 ............ 1,450 1,420,991
MicroStrategy, Inc.
(c)(p)
0.63%, 09/15/28 ............ 6,293 7,567,332
2.25%, 06/15/32 ............ 10,000 11,050,000
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(c)
................ 5,752 5,517,153
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ............ 375 364,565
3.88%, 11/15/30 ............ 175 162,561
3.88%, 05/15/32 ............ 100 91,452
Molson Coors Beverage Co., 3.80%
,
06/15/32 ................. EUR 7,930 9,078,963
Morgan Stanley
(a)
Series I, (1-day SOFR + 0.75%),
0.86%, 10/21/25 .......... USD 2,565 2,558,245
(1-day SOFR + 0.56%), 1.16%,
10/21/25 ............... 35,901 35,828,098
(1-day SOFR + 0.94%), 2.63%,
02/18/26 ............... 12,457 12,338,776
(3-mo. EURIBOR + 0.65%), 4.13%,
03/19/27 ............... EUR 42,400 47,350,031
(3-mo. EURIBOR + 0.70%), 0.41%,
10/29/27 ............... 18,000 19,022,803
MSD Netherlands Capital BV, 3.75%
,
05/30/54 ................. 12,910 14,281,294
Murphy Oil Corp., 5.88%
,
12/01/27 .. USD 325 328,966
Murphy Oil USA, Inc.
4.75%, 09/15/29 ............ 162 157,411
3.75%, 02/15/31
(c)
........... 900 810,964
National Grid North America, Inc.
(b)
1.05%, 01/20/31 ............ EUR 3,871 3,745,817
4.67%, 09/12/33 ............ 9,440 11,265,079
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ............ USD 2,068 2,068,238
5.50%, 08/15/28 ............ 10,923 10,812,979
6.50%, 08/01/29 ............ 2,690 2,735,267
5.13%, 12/15/30 ............ 13,191 12,654,126
5.75%, 11/15/31 ............ 2,581 2,528,272

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
7.13%, 02/01/32 ............ USD 3,111 $ 3,248,970
NCL Corp. Ltd.
(c)
8.38%, 02/01/28 ............ 625 656,342
8.13%, 01/15/29 ............ 9,958 10,647,084
NCR Atleos Corp., 9.50%
,
04/01/29
(c)
18,665 20,547,720
NCR Voyix Corp.
(c)
5.00%, 10/01/28 ............ 3,321 3,259,585
5.13%, 04/15/29 ............ 660 645,836
Neogen Food Safety Corp., 8.63%
,
07/20/30
(c)
................ 2,639 2,920,927
Netflix, Inc., 3.63%
,
05/15/27 ...... EUR 11,800 13,400,721
New Generation Co., 10.34%
,
09/30/29
(c)
................ USD 11,161 10,993,132
New York Life Global Funding, 4.35%
,
09/16/25
(b)
................ GBP 3,899 5,186,115
Newell Brands, Inc.
5.70%, 04/01/26
(g)
........... USD 660 661,620
6.38%, 09/15/27 ............ 2,875 2,907,789
6.63%, 09/15/29 ............ 1,561 1,580,430
News Corp.
(c)
3.88%, 05/15/29 ............ 475 449,266
5.13%, 02/15/32 ............ 125 122,815
Nexstar Media, Inc.
(c)
5.63%, 07/15/27 ............ 5,325 5,274,556
4.75%, 11/01/28 ............ 6,279 5,999,242
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.46%), 6.75%
,
06/15/54
(a)
..... 18,260 19,704,220
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 ............ 3,773 3,868,634
8.38%, 02/15/32 ............ 4,904 5,053,842
NiSource, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.45%), 6.95%
,
11/30/54
(a)
................ 2,645 2,732,388
Nordstrom, Inc.
4.38%, 04/01/30 ............ 588 539,439
4.25%, 08/01/31 ............ 3,456 3,044,073
Northern Oil & Gas, Inc., 8.75%
,
06/15/31
(c)
................ 8,096 8,436,145
Novelis Corp.
(c)
3.25%, 11/15/26 ............ 350 337,741
3.88%, 08/15/31 ............ 1,225 1,119,848
NRG Energy, Inc.
5.75%, 01/15/28 ............ 14 14,104
3.38%, 02/15/29
(c)
........... 950 885,576
5.25%, 06/15/29
(c)
........... 13 12,957
3.63%, 02/15/31
(c)
........... 2,750 2,491,849
3.88%, 02/15/32
(c)
........... 50 45,553
NuStar Logistics LP
5.75%, 10/01/25 ............ 375 375,576
5.63%, 04/28/27 ............ 300 301,368
6.38%, 10/01/30 ............ 300 311,287
Ohio Power Co., Series R, 2.90%
,
10/01/51 ................. 3,800 2,497,613
OI European Group BV
(b)
6.25%, 05/15/28 ............ EUR 6,349 7,360,728
5.25%, 06/01/29 ............ 4,255 4,836,914
Olin Corp.
5.13%, 09/15/27 ............ USD 500 497,123
5.00%, 02/01/30 ............ 200 195,339
Olympus Water US Holding Corp.
7.13%, 10/01/27
(c)
........... 3,940 4,021,116
4.25%, 10/01/28
(c)
........... 3,755 3,585,618
Security
Par (000)
Par (000) Value
United States (continued)
9.63%, 11/15/28
(b)
........... EUR 12,553 $ 14,991,136
9.75%, 11/15/28
(c)
........... USD 13,707 14,628,919
OPENLANE, Inc., 5.13%
,
06/01/25
(c)
. 117 116,433
Oracle Corp.
2.50%, 04/01/25 ............ 12,000 11,861,582
4.00%, 07/15/46 ............ 3,000 2,488,620
5.55%, 02/06/53 ............ 34,270 35,070,229
5.38%, 09/27/54 ............ 24,476 24,461,051
Organon & Co.
2.88%, 04/30/28
(b)
........... EUR 10,331 11,033,054
4.13%, 04/30/28
(c)
........... USD 1,125 1,081,786
5.13%, 04/30/31
(c)
........... 11,547 10,878,676
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ............ 294 292,324
4.25%, 01/15/29 ............ 6,594 6,278,467
4.63%, 03/15/30 ............ 8,331 7,916,033
Owens-Brockway Glass Container, Inc.,
7.25%
,
05/15/31
(c)
........... 4,805 4,936,330
Pacific Gas & Electric Co., 5.55%
,
05/15/29 ................. 15,000 15,581,023
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(c)
........... 6,029 5,774,814
Pactiv Evergreen Group Issuer, Inc.,
4.00%
,
10/15/27
(c)
........... 4,321 4,154,912
Palomino Funding Trust I, 7.23%
,
05/17/28
(c)
................ 4,440 4,760,891
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(c)
................ 11,207 11,755,123
Paramount Global
7.88%, 07/30/30 ............ 9,765 10,665,241
5.25%, 04/01/44 ............ 22,973 18,301,267
4.90%, 08/15/44 ............ 1,760 1,352,636
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
... 13,247 12,253,295
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 ............ 8,354 8,340,550
4.88%, 05/15/29 ............ 11,786 11,435,618
PBF Holding Co. LLC, 7.88%
,
09/15/30
(c)
................ 3,648 3,757,834
PECO Energy Co.
4.38%, 08/15/52 ............ 4,100 3,688,324
5.25%, 09/15/54 ............ 3,938 4,069,888
PennyMac Financial Services, Inc.
(c)
5.38%, 10/15/25 ............ 100 99,829
7.88%, 12/15/29 ............ 8,882 9,471,037
7.13%, 11/15/30 ............ 1,606 1,662,912
5.75%, 09/15/31 ............ 612 599,824
Performance Food Group, Inc., 4.25%
,
08/01/29
(c)
................ 7,946 7,556,214
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ............ 32,104 31,994,837
8.00%, 04/15/27 ............ 9,512 9,793,644
5.88%, 07/01/29 ............ 2,835 2,832,340
7.00%, 01/15/32 ............ 3,634 3,780,569
Perrigo Finance Unlimited Co.
5.38%, 09/30/32 ............ EUR 6,355 7,197,864
Pfizer Investment Enterprises Pte. Ltd.,
5.34%
,
05/19/63 ............ USD 8,280 8,505,737
PG&E Corp.
5.00%, 07/01/28 ............ 450 446,068
5.25%, 07/01/30 ............ 100 99,319
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55
(a)
... 12,860 13,488,509

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Pilgrim's Pride Corp.
4.25%, 04/15/31 ............ USD 750 $ 712,724
6.25%, 07/01/33 ............ 12,804 13,584,545
Pioneer, Inc., 10.50%
,
11/18/30
(a)(c)(f)
. 32,438 33,491,789
Pitney Bowes, Inc., 6.88%
,
03/15/27
(c)
22,275 22,139,205
Playtika Holding Corp., 4.25%
,
03/15/29
(c)
................ 1,312 1,204,096
Post Holdings, Inc.
(c)
5.63%, 01/15/28 ............ 1,152 1,161,782
5.50%, 12/15/29 ............ 3,548 3,522,258
4.63%, 04/15/30 ............ 925 885,095
4.50%, 09/15/31 ............ 5,936 5,545,460
PRA Group, Inc., 8.88%
,
01/31/30
(c)
. 1,592 1,658,171
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ............ 450 452,054
3.38%, 08/31/27 ............ 125 118,772
6.25%, 01/15/28 ............ 4,603 4,604,238
Prologis LP, 3.25%
,
09/11/29
(b)
..... CNY 97,000 13,862,690
Public Service Electric & Gas Co.,
5.30%
,
08/01/54 ............ USD 23,705 24,833,584
Public Storage Operating Co., 5.35%
,
08/01/53 ................. 8,390 8,673,099
QIAGEN NV, 2.50%
,
09/10/31
(b)(p)
... 10,200 10,475,435
Qorvo, Inc., 1.75%
,
12/15/24 ...... 2,632 2,611,098
Rand Parent LLC, 8.50%
,
02/15/30
(c)
10,917 11,133,626
Resorts World Las Vegas LLC
4.63%, 04/16/29
(b)
........... 4,000 3,605,000
8.45%, 07/27/30
(b)
........... 5,000 5,277,400
4.63%, 04/06/31
(c)
........... 3,000 2,595,000
Reworld Holding Corp., 4.88%
,
12/01/29
(c)
................ 2,452 2,308,166
RHP Hotel Properties LP
4.75%, 10/15/27 ............ 836 825,801
7.25%, 07/15/28
(c)
........... 250 261,595
4.50%, 02/15/29
(c)
........... 350 338,654
RingCentral, Inc., 8.50%
,
08/15/30
(c)
. 19,845 21,231,114
Roche Holdings, Inc., 5.22%
,
03/08/54
(c)
................ 12,575 13,212,005
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 ............ 16,542 15,881,597
3.63%, 03/01/29 ............ 5,455 5,129,206
3.88%, 03/01/31 ............ 926 852,605
4.00%, 10/15/33 ............ 100 89,329
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 ............ 375 368,587
4.95%, 07/15/29 ............ 2,417 2,311,584
RTX Corp., 2.15%
,
05/18/30 ...... EUR 14,800 15,456,983
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 ............ USD 18,644 18,338,688
11.25%, 12/15/27 ........... 12,077 12,531,766
SBA Communications Corp.
3.88%, 02/15/27 ............ 450 438,556
3.13%, 02/01/29 ............ 2,700 2,495,596
SCIL IV LLC
(b)
4.38%, 11/01/26 ............ EUR 2,376 2,634,688
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 8.01%, 11/01/26
(a)
... 2,347 2,624,450
9.50%, 07/15/28 ............ 6,719 8,072,173
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ............ USD 3,687 3,545,409
4.00%, 04/01/31 ............ 2,660 2,436,972
4.38%, 02/01/32 ............ 1,707 1,581,908
Seagate HDD Cayman
4.88%, 06/01/27 ............ 200 198,944
Security
Par (000)
Par (000) Value
United States (continued)
8.25%, 12/15/29
(c)
........... USD 7,048 $ 7,651,003
8.50%, 07/15/31
(c)
........... 5,057 5,518,656
9.63%, 12/01/32 ............ 14,005 16,261,766
Sealed Air Corp.
(c)
4.00%, 12/01/27 ............ 300 289,872
6.13%, 02/01/28 ............ 75 76,256
7.25%, 02/15/31 ............ 470 497,442
SeaWorld Parks & Entertainment, Inc.,
5.25%
,
08/15/29
(c)
........... 567 553,311
Select Medical Corp., 6.25%
,
08/15/26
(c)
................ 8,157 8,206,619
Sensata Technologies BV, 4.00%
,
04/15/29
(c)
................ 250 238,319
Sensata Technologies, Inc., 3.75%
,
02/15/31
(c)
................ 925 846,880
Service Corp. International
4.63%, 12/15/27 ............ 425 419,257
3.38%, 08/15/30 ............ 150 135,943
4.00%, 05/15/31 ............ 825 763,403
Service Properties Trust
4.95%, 02/15/27 ............ 1,712 1,620,549
5.50%, 12/15/27 ............ 1,318 1,254,815
3.95%, 01/15/28 ............ 3,057 2,644,011
8.38%, 06/15/29 ............ 22,089 22,064,174
4.95%, 10/01/29 ............ 5,814 4,617,918
4.38%, 02/15/30 ............ 6,425 4,863,343
8.88%, 06/15/32 ............ 23,998 22,923,298
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,990,040
Sirius XM Radio, Inc.
(c)
5.00%, 08/01/27 ............ USD 1,856 1,825,888
4.00%, 07/15/28 ............ 7,304 6,890,918
5.50%, 07/01/29 ............ 898 877,280
4.13%, 07/01/30 ............ 900 816,190
3.88%, 09/01/31 ............ 3,787 3,299,497
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(c)
......... 5,259 5,501,461
Six Flags Entertainment Corp.
(c)
5.50%, 04/15/27 ............ 150 149,062
7.25%, 05/15/31 ............ 8,941 9,260,373
Smyrna Ready Mix Concrete LLC,
8.88%
,
11/15/31
(c)
........... 1,772 1,911,445
Solventum Corp.
(c)
5.45%, 02/25/27 ............ 5,999 6,122,902
5.40%, 03/01/29 ............ 20,600 21,193,550
5.45%, 03/13/31 ............ 39,456 40,674,606
5.90%, 04/30/54 ............ 16,570 17,164,673
Sonder Corp., 10.00%
,
12/31/24
(f)
... 5,214 5,181,956
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.35%
,
12/10/27
(a)(f)
.... 38,987 36,648,000
Southern Co. (The), (5-Year EUR Swap
Annual + 2.11%), 1.88%
,
09/15/81
(a)
EUR 63,922 65,640,279
Southern Power Co., 1.85%
,
06/20/26 5,500 6,012,405
Southwestern Energy Co.
5.38%, 02/01/29 ............ USD 350 348,820
5.38%, 03/15/30 ............ 150 149,545
4.75%, 02/01/32 ............ 375 358,733
Spectrum Brands, Inc., 3.88%
,
03/15/31
(c)
................ 2,738 2,397,100
Spirit AeroSystems, Inc.
(c)
9.38%, 11/30/29 ............ 12,155 13,186,376
9.75%, 11/15/30 ............ 36,958 41,208,170
Sprint Spectrum Co. LLC
(c)
4.74%, 03/20/25 ............ 1,788 1,782,826

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
5.15%, 03/20/28 ............ USD 1,292 $ 1,304,321
Standard Industries, Inc.
(c)
5.00%, 02/15/27 ............ 334 331,177
4.75%, 01/15/28 ............ 310 303,642
4.38%, 07/15/30 ............ 2,361 2,234,693
3.38%, 01/15/31 ............ 1,826 1,626,672
Starwood Property Trust, Inc.
(c)
3.63%, 07/15/26 ............ 50 48,281
4.38%, 01/15/27 ............ 550 535,967
7.25%, 04/01/29 ............ 1,565 1,640,999
State Street Corp., (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
6.21%
,
06/15/47
(a)
........... 30,841 26,751,228
Station Casinos LLC
(c)
4.50%, 02/15/28 ............ 2,272 2,193,910
4.63%, 12/01/31 ............ 1,178 1,092,374
6.63%, 03/15/32 ............ 6,349 6,490,233
Stem, Inc., 0.50%
,
12/01/28
(c)(p)
.... 1,234 342,437
STL Holding Co. LLC, 8.75%
,
02/15/29
(c)
................ 4,671 4,969,038
Summit Materials LLC, 7.25%
,
01/15/31
(c)
................ 662 701,256
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%
,
03/15/31
(f)
................. 6,792 6,689,645
Sun Country, Inc., Series 2019-1B,
4.70%
,
12/15/25
(f)
........... 2,567 2,519,200
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,519,500
7.00%, 09/15/28
(c)
........... 575 595,914
4.50%, 04/30/30 ............ 1,631 1,562,821
Talen Energy Supply LLC, 8.63%
,
06/01/30
(c)
................ 7,100 7,737,736
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ............ 50 49,959
5.50%, 01/15/28 ............ 1,824 1,765,954
7.38%, 02/15/29 ............ 2,654 2,683,926
6.00%, 12/31/30 ............ 571 542,455
6.00%, 09/01/31 ............ 2,126 2,013,478
Talos Production, Inc.
(c)
9.00%, 02/01/29 ............ 5,031 5,180,224
9.38%, 02/01/31 ............ 507 521,253
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ............ 5,398 5,510,251
5.75%, 01/15/28 ............ 1,139 1,158,895
TEGNA, Inc.
4.75%, 03/15/26
(c)
........... 175 172,763
4.63%, 03/15/28 ............ 3,281 3,130,731
5.00%, 09/15/29 ............ 2,889 2,751,621
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ............ 1,446 1,348,529
3.88%, 10/15/31 ............ 2,304 2,053,710
Tenet Healthcare Corp.
4.63%, 06/15/28 ............ 775 760,625
4.25%, 06/01/29 ............ 25,200 24,297,167
4.38%, 01/15/30 ............ 8,752 8,396,953
6.13%, 06/15/30 ............ 6,609 6,717,004
6.75%, 05/15/31 ............ 575 599,363
Tenneco, Inc., 8.00%
,
11/17/28
(c)
... 16,614 15,416,609
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(a)
........... 7,800 7,405,585
T-Mobile USA, Inc.
3.70%, 05/08/32 ............ EUR 8,100 9,259,312
Security
Par (000)
Par (000) Value
United States (continued)
3.40%, 10/15/52 ............ USD 22,781 $ 16,675,350
5.75%, 01/15/54 ............ 12,970 13,786,609
5.50%, 01/15/55 ............ 13,565 14,051,867
TransDigm , Inc.
5.50%, 11/15/27 ............ 5,425 5,406,357
6.75%, 08/15/28
(c)
........... 4,275 4,400,206
4.63%, 01/15/29 ............ 8,951 8,643,403
4.88%, 05/01/29 ............ 400 389,450
6.88%, 12/15/30
(c)
........... 475 497,409
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(c)
........... 2,888 2,974,672
Transocean, Inc.
(c)
8.25%, 05/15/29 ............ 6,349 6,293,940
8.75%, 02/15/30 ............ 436 454,640
Travel + Leisure Co.
6.63%, 07/31/26
(c)
........... 590 601,142
6.00%, 04/01/27
(g)
........... 668 676,303
4.50%, 12/01/29
(c)
........... 682 646,312
Uber Technologies, Inc.
4.80%, 09/15/34 ............ 14,885 14,864,382
5.35%, 09/15/54 ............ 3,576 3,546,674
UGI International LLC, 2.50%
,
12/01/29
(b)
................ EUR 6,204 6,435,271
UKG, Inc., 6.88%
,
02/01/31
(c)
...... USD 6,297 6,506,696
United Airlines Pass-Through Trust,
Series 2013-1, Class A, 4.30%
,
08/15/25 ................. 1,510 1,494,438
United Airlines, Inc.
(c)
4.38%, 04/15/26 ............ 675 664,165
4.63%, 04/15/29 ............ 4,845 4,680,556
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 525 525,851
4.88%, 01/15/28 ............ 350 347,409
5.25%, 01/15/30 ............ 2,600 2,601,947
3.75%, 01/15/32 ............ 525 479,277
United Wholesale Mortgage LLC
(c)
5.50%, 11/15/25 ............ 275 274,487
5.75%, 06/15/27 ............ 228 226,517
5.50%, 04/15/29 ............ 1,075 1,047,051
UnitedHealth Group, Inc.
5.63%, 07/15/54 ............ 63,982 68,639,988
5.75%, 07/15/64 ............ 25,000 26,987,663
Uniti Group LP, 10.50%
,
02/15/28
(c)
.. 20,761 22,160,416
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ............ 898 899,099
8.00%, 08/15/28 ............ 8,225 8,409,775
4.50%, 05/01/29 ............ 12,957 11,574,790
7.38%, 06/30/30 ............ 719 695,847
8.50%, 07/31/31 ............ 6,108 6,121,644
US Airways Pass-Through Trust, Series
2012-2, Class A, 4.63%
,
06/03/25 425 423,254
US Bancorp
(a)
(3-mo. EURIBOR + 0.80%), 4.35%,
05/21/28 ............... EUR 20,700 22,964,035
(3-mo. EURIBOR + 1.20%), 4.01%,
05/21/32 ............... 13,000 14,885,630
US Foods, Inc.
(c)
6.88%, 09/15/28 ............ USD 650 677,480
4.63%, 06/01/30 ............ 50 48,305
7.25%, 01/15/32 ............ 1,400 1,481,683
USA Compression Partners LP
6.88%, 09/01/27 ............ 175 176,479
7.13%, 03/15/29
(c)
........... 14,763 15,205,182
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(c)
........... 9,053 9,111,582

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ventas Realty LP, 5.00%
,
01/15/35 .. USD 12,000 $ 12,018,508
Venture Global Calcasieu Pass LLC
(c)
6.25%, 01/15/30 ............ 2,850 2,987,544
3.88%, 11/01/33 ............ 225 201,794
Venture Global LNG, Inc.
(c)
9.50%, 02/01/29 ............ 5,432 6,119,173
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a)(o)
......... 10,497 10,640,063
7.00%, 01/15/30 ............ 531 542,479
Veritas US, Inc., 7.50%
,
09/01/25
(c)
.. 4,830 4,531,211
Verizon Communications, Inc.
1.13%, 11/03/28 ............ GBP 3,266 3,823,244
4.81%, 03/15/39 ............ USD 20,900 20,577,292
5.50%, 02/23/54 ............ 21,405 22,439,272
VF Corp., 2.40%
,
04/23/25 ....... 10,346 10,172,515
Viasat , Inc.
(c)
6.50%, 07/15/28 ............ 9,433 7,402,153
7.50%, 05/30/31 ............ 4,673 3,217,220
VICI Properties LP
3.50%, 02/15/25
(c)
........... 12,437 12,332,462
4.38%, 05/15/25 ............ 3,068 3,051,035
4.63%, 06/15/25
(c)
........... 2,533 2,517,535
4.50%, 09/01/26
(c)
........... 2,481 2,469,532
4.25%, 12/01/26
(c)
........... 544 538,709
5.75%, 02/01/27
(c)
........... 4,802 4,884,753
3.75%, 02/15/27
(c)
........... 327 318,929
4.75%, 02/15/28 ............ 4,200 4,216,220
3.88%, 02/15/29
(c)
........... 5,000 4,788,651
4.63%, 12/01/29
(c)
........... 5,361 5,259,092
4.95%, 02/15/30 ............ 7,775 7,821,020
4.13%, 08/15/30
(c)
........... 5,000 4,748,157
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ............ 4,229 4,226,045
9.13%, 07/15/31 ............ 2,641 2,888,063
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ............ 17 16,994
5.00%, 07/31/27 ............ 6,026 5,996,558
7.75%, 10/15/31 ............ 7,410 7,977,591
Vital Energy, Inc.
9.75%, 10/15/30 ............ 985 1,052,502
7.88%, 04/15/32
(c)
........... 7,507 7,272,106
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 ............ 375 360,754
8.13%, 08/15/29 ............ 3,973 3,965,380
3.20%, 04/15/30 ............ 4,799 3,893,355
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(c)
5,060 5,330,700
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 9,938 9,943,872
Washington Mutual Bank
(d)(e)(f)
0.00%, 09/21/17
(h)
........... 15,753 2
0.00%, 09/21/17
(a)
........... 25,126 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00%, 11/06/09 ............ 45,161 587,093
0.00%, 09/19/17
(h)
........... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(a)(d)(e)(f)
............. 14,745 1
Wayfair LLC, 7.25%
,
10/31/29
(c)
.... 1,898 1,944,425
Weekley Homes LLC, 4.88%
,
09/15/28
(c)
................ 3,099 3,017,394
Wells Fargo & Co.
2.00%, 07/28/25
(b)
........... GBP 9,000 11,734,359
(1-day SOFR + 1.32%), 3.91%,
04/25/26
(a)
.............. USD 16,089 15,987,036
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 2.00%), 2.19%,
04/30/26
(a)
.............. USD 8,304 $ 8,168,791
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(a)(b)
.. GBP 11,300 14,596,423
(3-mo. EURIBOR + 0.70%), 4.39%,
07/22/28
(a)(b)
............. EUR 13,100 14,524,695
(1-day SOFR + 1.79%), 6.30%,
10/23/29
(a)
.............. USD 33,924 36,297,153
(3-mo. EURIBOR + 1.22%), 3.90%,
07/22/32
(a)(b)
............. EUR 11,500 13,134,825
Western Digital Corp., 4.75%
,
02/15/26 USD 800 795,680
Westlake Corp., 3.38%
,
08/15/61 ... 5,830 3,851,635
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(c)
........... 4,119 4,053,312
Williams Scotsman, Inc., 7.38%
,
10/01/31
(c)
................ 103 108,867
Willis North America, Inc., 5.90%
,
03/05/54 ................. 4,145 4,348,847
WMG Acquisition Corp., 3.88%
,
07/15/30
(c)
................ 550 512,699
WRKCo , Inc., 3.75%
,
03/15/25 ..... 4,000 3,976,067
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ............ 3,138 3,100,322
7.13%, 02/15/31 ............ 2,590 2,794,345
Xerox Holdings Corp.
(c)
5.50%, 08/15/28 ............ 8,073 6,892,725
8.88%, 11/30/29 ............ 4,088 3,796,549
XHR LP
(c)
6.38%, 08/15/25 ............ 2,317 2,316,755
4.88%, 06/01/29 ............ 1,125 1,078,300
Yum! Brands, Inc.
3.63%, 03/15/31 ............ 2,150 1,985,382
5.38%, 04/01/32 ............ 250 249,157
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(c)
................ 10,618 9,497,196
5,478,696,652
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(b)
........... 17,215 16,661,695
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(c)
................ 6,298 6,675,880
Total Corporate Bonds — 38.6%
(Cost: $14,913,762,639) ........................... 15,381,075,669
Fixed Rate Loan Interests
India — 0.1%
Vedanta Holdings Mauritius II Ltd., 1st
Lien Term Loan, 18.00%
,
04 / 17 / 26
(f)
34,120 35,826,252
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 0.00%
,
 11/09/29
(f)
....... GBP 161 2,153
Spain — 0.1%
Findango Finance SL, 1st Lien Term
Loan, 7.59%
,
 07/21/25
(f)
....... EUR 30,000 33,521,399

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 0.2%
(f)
AMF MF Portfolio, 1st Lien Term Loan,
6.67%
,
 11/06/28 ............ USD 4,446 $ 4,514,419
Aspen Owner LLC , 1st Lien Term Loan,
7.27%
,
 02/09/27 ............ 58,433 59,155,846
OD Intermediate Subi HoldCo
II LLC, 1st Lien Term Loan,
10.00%
,
 04/01/26 ........... 13,435 13,166,561
76,836,826
Total Fixed Rate Loan Interests — 0.4%
(Cost: $143,060,587) ............................. 146,186,630
Floating Rate Loan Interests
Australia — 0.0%
Voyage Australia Pty Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
9.04%
,
 07/20/28
(a)(m)
.......... 990 988,337
Austria — 0.0%
Innio Group Holding GmbH, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
7.41%
,
 11/02/28
(a)
........... EUR 3,000 3,347,331
Belgium — 0.0%
(a)(s)
Finco Utilitas BV, Facility 1st Lien Term
Loan B, 09/26/30 ............ 4,513 5,025,203
QSRP Finco BV, Facility 1st Lien Term
Loan B, 06/19/31 ............ 4,609 5,135,813
10,161,016
Canada — 0.0%
(a)
Air Canada, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor +
2.50%), 7.25%
,
 03/21/31
(m)
..... USD 594 594,757
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.54% -
8.60%
,
 02/01/29 ............ 3,980 3,975,321
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan, (2-mo.
CME Term SOFR at 0.00% Floor +
5.00%), 10.33%
,
 02/15/29
(m)
.... 952 946,065
KDC US Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.50%),
9.36%
,
 08/15/28
(m)
........... 860 859,950
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.89%
,
 08/01/30
(m)
........... 411 410,209
Westjet Loyalty LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.08%
,
 02/14/31
(m)
947 936,186
7,722,488
Cayman Islands — 0.0%
Usavflow II Ltd., 1st Lien Term Loan B,
0 9 / 10 / 29
(a)(s)
............... 19,977 19,976,764
Security
Par (000)
Par (000) Value
Colombia — 0.1%
Ecopetrol SA, 1st Lien Term Loan,
(6-mo. CME Term SOFR at
0.00% Floor + 4.75%), 9.37% -
9.98%
,
 09/06/30
(a)(f)
.......... USD 27,200 $ 27,980,640
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, Facility 1st Lien
Term Loan B5, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 4.00% -
7.62%
,
 08/05/31 ............ EUR 6,506 7,247,803
Spa Holdings 3 Oy, Facility 1st Lien
Term Loan B, 02/04/28
(s)
....... 4,500 4,996,652
12,244,455
France — 0.2%
(a)
Acropole Holding SAS, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 7.10% -
7.37%
,
 11/16/28 ............ 3,000 3,341,320
Athena Bidco SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.35% -
7.72%
,
 04/15/31 ............ 1,000 1,118,538
Banijay Group SAS, Facility 1st Lien
Term Loan B, 03/01/28
(s)
....... 3,000 3,357,049
Care Bidco SaS , Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.85% -
7.22%
,
 11/06/28 ............ 3,000 3,285,184
Casper Bidco SasU , Facility 1st Lien
Term Loan B5, (1-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.63% -
7.63%
,
 03/21/31 ............ 4,000 4,460,704
Circet Europe, Facility 1st Lien Term
Loan B, 10/13/28
(s)
........... 4,500 4,926,824
ELSAN SAS, Facility 1st Lien Term
Loan B5, (3-mo. EURIBOR at 0.00%
Floor + 3.35%), 6.83%
,
 06/16/28 . 2,000 2,208,000
Financiere Mendel SaS , 1st Lien Term
Loan B, 11/08/30
(s)
........... 4,500 5,018,592
Galileo Global Education Finance
SARL, Facility 1st Lien Term Loan B,
07/14/28
(s)
................ 4,740 5,249,350
Granite France Bidco , 1st Lien Term
Loan B, 10/17/28
(s)
........... 3,000 3,320,682
Holding Socotec , Facility 1st Lien Term
Loan B, 06/02/28
(s)
........... 4,741 5,278,484
HomeVi SAS, 1st Lien Term Loan B,
10/31/29
(s)
................ 4,000 4,343,600
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B3,
03/03/28
(s)
................ 3,000 3,254,461
Obol France 3 SAS, 1st Lien Term Loan
B, 12/29/28
(s)
............... 2,000 2,133,708
Parts Europe SA, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.19%
,
 02/03/31 ...... 4,000 4,459,012
Powder Bidco SAS, Facility 1st Lien
Term Loan B, 07/28/28
(s)
....... 4,000 4,457,320
SAM Bidco , Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.85% - 7.22%
,
 12/13/27 4,000 4,466,893

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Siaci Saint Honore , Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.85% -
7.22%
,
 11/16/28 ............ EUR 1,000 $ 1,113,773
Tarkett SA, Facility 1st Lien Term Loan
B, (6-mo. EURIBOR at 0.00% Floor
+ 3.45%), 7.12%
,
 04/21/28 ..... 3,979 4,409,372
Vivalto Sante SaS , Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.35%), 6.70% -
7.07%
,
 07/21/28 ............ 2,370 2,624,025
ZF Invest, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.48%),
7.18%
,
 07/12/28 ............ 4,000 4,409,944
77,236,835
Germany — 0.2%
(a)
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
3.75% - 7.39%
,
 04/28/28 ...... 5,673 6,333,953
Athena Bidco GmbH, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 7.60% -
7.92%
,
 04/16/29 ............ 1,818 2,032,005
Blitz 20-487 GmbH, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 2.70%),
6.34%
,
 04/28/28 ............ 3,000 3,326,526
Cheplapharm Arzneimittel GmbH,
Facility 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.69%
,
 02/22/29 ............ 3,000 3,346,129
CTEC III GmbH, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 7.01% -
7.01%
,
 03/16/29 ............ 3,000 3,325,424
Ifco Management GmbH, 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.40%
,
 11/29/29 . 4,000 4,459,101
Minimax Viking GmbH, Facility 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.75% Floor + 2.75%),
7.71% - 8.11%
,
 07/31/28
(m)
..... USD 994 996,049
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B1, 08/21/26
(s)
... EUR 4,000 4,447,301
Nidda Healthcare Holding GmbH, 1st
Lien Term Loan B2, 02/21/30
(s)
... 8,072 8,980,360
Nx Arzneimittel , Facility 1st Lien Term
Loan B1, 12/15/27
(s)
.......... 1,414 1,577,932
Nx Arzneimittel , Facility 1st Lien Term
Loan B2, 12/13/27
(s)
.......... 586 653,667
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.56%
,
 10/31/28 ...... 3,713 4,086,260
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B, 03/31/27
(s)
.... 4,500 5,006,069
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B5,
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 7.29%
,
 07/16/29 ...... 4,000 4,457,486
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(s)
....... 4,089 3,414,269
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.59%
,
 04/30/30 ............ EUR 6,138 $ 6,849,238
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, 09/29/28
(s)
....... 4,229 4,102,739
67,394,508
Ireland — 0.1%
(a)
Broom Holdings Bidco Ltd., Facility 1st
Lien Term Loan B, 08/24/28
(s)
.... 4,500 5,015,437
Helios Software Holdings, Inc., 1st Lien
Term Loan, 03/13/28
(s)
........ 4,000 4,397,432
Promontoria Beech DAC, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 7. 00%
,
 05/17/27
(f)
27,006 30,025,891
Virgin Media Ireland Ltd., Facility
1st Lien Term Loan B1, (1-mo.
EURIBOR at 0.00% Floor + 3.58%),
7.01%
,
 07/13/29 ............ 4,000 4,411,324
43,850,084
Jersey, Channel Islands — 0.1%
(a)(f)
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50%
,
 11/10/27 ....... GBP 295 196,871
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(Sterling Overnight Index Average
at 1.19% Floor + 7.00%),
8.19%, 07/06/27 .......... 7,194 9,064,984
(6-mo. SONIA at 0.00% Floor +
7.00%), 10.74%, 07/06/27 .... EUR 11,990 12,579,237
21,841,092
Luxembourg — 0.3%
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan, 09/01/28
(a)(f)(s)
. 14,673 14,673,000
AI Monet (Luxembourg) Parentco
SARL, 1st Lien Term Loan B,
03/06/31
(a)(s)
............... 4,500 5,020,145
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 4.00%), 7.38% - 7.59%
,
 09/29/28
(a)
4,000 4,470,321
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. EURIBOR at
0.00% Floor + 3.75%), 7.13% -
7.34%
,
 05/12/28
(a)
........... 3,972 4,394,432
Altice Financing SA, 1st Lien Term
Loan, 10/29/27
(a)(s)
........... 4,368 4,317,552
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 8.69% - 8.69%
,
 10/29/27
(a)
5,771 5,703,707
Chrysaor Bidco SARL, 1st Lien Term
Loan B, 05/14/31
(a)(s)
.......... 3,672 4,095,146
Cidron Aida Finco SARL, Facility 1st
Lien Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.88% -
8.09%
,
 06/01/28
(a)
........... 2,000 2,225,944
Claudius Finance Parent SARL, Facility
1st Lien Term Loan B2, 07/10/28
(a)(s)
4,500 5,015,987
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.31%
,
 08/06/29
(a)
........... 4,000 4,227,209

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Connect Finco SARL, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.50%), 9.35% -
9.75%, 09/13/29
(a)(m)
........ USD 15,486 $ 14,491,371
Delta 2 SARL, 1st Lien Term Loan B,
09/10/31
(a)(m)(s)
.............. 600 599,320
Eircom Finco SARL, 1st Lien Term Loan
B3, 05/15/29
(a)(s)
............. EUR 4,500 5,020,997
Ephios Subco 3 SARL, Facility 1st Lien
Term Loan B, 12/23/30
(a)(s)
...... 1,000 1,113,105
Froneri International Ltd., 1st Lien Term
Loan, 09/16/31
(a)(s)
........... 2,000 2,224,207
Froneri International Ltd., Facility
1st Lien Term Loan B1, (6-mo.
EURIBOR at 0.00% Floor + 2.13%),
5.72%
,
 01/29/27
(a)
........... 3,000 3,335,810
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10%
,
 12/29/28
(a)
.. 3,811 763,573
Jazz Financing Luxembourg SARL,
1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 7.10% - 7.50%
,
 05/05/28
(a)(m)
USD 986 984,526
Liberty Media Corp., 1st Lien Term
Loan, 08/01/31
(a)(m)(s)
.......... 299 299,020
Matador Bidco SARL, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 9.20% -
9.60%
,
 07/16/29
(a)(m)
.......... 1,500 1,500,000
Motion Finco SARL, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 3.75%), 7.10% -
7.47%
,
 11/12/29
(a)
........... EUR 3,924 4,264,898
Radar Bidco SARL, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.96%
,
 04/04/31
(a)
..... 4,258 4,742,851
Rainbow Finco SARL, Facility 1st Lien
Term Loan B2, 02/26/29
(a)(s)
..... 6,600 7,328,570
Tackle SARL, Facility 1st Lien Term
Loan B, 05/20/28
(a)(s)
.......... 4,400 4,880,032
Telenet International Finance SARL,
1st Lien Term Loan AQ, (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
5.69%
,
 04/30/29
(a)
........... 4,000 4,369,782
110,061,505
Netherlands — 0.2%
Ammega Group BV, Facility 1st Lien
Term Loan B3, 8.10%
,
 01/01/29 .. 4,000 4,455,761
Barentz Midco BV, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.35% -
7.72%
,
 03/03/31
(a)
........... 3,000 3,349,535
Bock Capital Bidco BV, 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 6.85% -
7.22%
,
 06/29/28
(a)
........... 4,000 4,431,717
Boels Topholding BV, Facility 1st
Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.56%
,
 05/23/31
(a)
........... 4,417 4,931,705
Flutter Entertainment plc, 1st Lien Term
Loan B, (3-mo. CME Term SOFR
at 0.50% Floor + 2.00%), 6.60% -
7.34%
,
 11/25/30
(a)(m)
.......... USD 943 942,536
Security
Par (000)
Par (000) Value
Netherlands (continued)
Fugue Finance BV, 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 7.76%
,
 01/31/28
(a)
..... EUR 3,000 $ 3,355,813
KOUTI BV, Facility 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.43%), 6.93%
,
 08/31/28
(a)
.... 3,500 3,891,700
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 8.27% - 8.65%
,
 10/14/27
(a)
2,618 2,888,928
Median BV, Facility 1st Lien Term Loan
B2, (Daily SONIA at 0.00% Floor +
5.93%), 11.27%
,
 10/14/27
(a)(d)(e)
.. GBP 5,300 6,793,544
Nobian Finance BV, 1st Lien Term Loan
B, 07/02/29
(a)(s)
............. EUR 4,928 5,484,598
Peer Holding III BV, 1st Lien Term Loan
B3, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.10% - 7.37%
,
 09/30/28
(a)
3,000 3,345,862
Peer Holding III BV, Facility 1st Lien
Term Loan B4, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.85% - 8.59%
,
 10/21/30
(a)(m)
.... USD 795 796,500
Peer Holding III BV, Facility 1st Lien
Term Loan B6, 07/01/31
(a)(s)
..... EUR 1,500 1,669,875
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 7.29%
,
 07/12/29
(a)
.... 3,760 4,186,767
Sandy Bidco BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.60%), 6.82%
,
 08/17/29
(a)
3,000 3,321,718
Sigma HoldCo BV, Facility 1st Lien
Term Loan B9, (6-mo. EURIBOR
at 0.00% Floor + 4.50%), 8.15% -
8.18%
,
 01/03/28
(a)
........... 7,500 8,333,347
Stage Entertainment BV, Facility 1st
Lien Term Loan B2, 06/02/26
(a)(s)
.. 4,708 5,222,757
TMF Sapphire Bidco BV, 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.46%
,
 05/03/28
(a)
4,000 4,464,355
UPC Broadband Holding BV, Facility 1st
Lien Term Loan AU, 04/30/29
(a)(s)
. 4,500 5,000,409
WP/AP Telecom Holdings IV BV, 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.90%), 7.25% -
7.62%
,
 03/30/29
(a)
........... 4,000 4,465,780
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 6.44%
,
 01/31/29
(a)
..... 4,279 4,675,622
86,008,829
Norway — 0.0%
Sector Alarm Holding AS, Facility 1st
Lien Term Loan B2, 06/12/29
(a)(s)
.. 4,535 5,063,465
Spain — 0.3%
(a)
Aernnova Aerospace SAU, Facility 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 4.00% -
7.71%
,
 02/27/30 ............ 4,042 4,497,833
Boluda Towage SL, Facility 1st Lien
Term Loan B3, 01/31/30
(s)
...... 4,513 5,037,360
Cervantes Bidco SL, 1st Lien Term
Loan B, 06/13/31
(s)
........... 4,746 5,297,588
Lorca Finco plc, Facility 1st Lien Term
Loan B3, 03/25/31
(s)
.......... 25,716 28,626,147

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 5.00%),
8.74%
,
 12/31/29 ............ EUR 8,528 $ 9,468,285
Promontoria Challenger I SA, 1st
Lien Term Loan, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
6.66%
,
 12/20/24
(f)
........... 22,995 25,565,944
Sirocco Lux SA, 1st Lien Term Loan A,
(3-mo. EURIBOR at 0.00% Floor +
3.90%), 7.57%
,
 02/28/26
(f)
...... 29,646 32,999,930
111,493,087
Sweden — 0.0%
(a)
Anticimex Global AB, 1st Lien Term
Loan B6, (1-day SOFR at 0.50%
Floor + 3.40%), 8.73%
,
 11/16/28
(m)
USD 119 119,251
Platea (BC) Bidco AB, Delayed
Draw 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
7.85% - 8.20%
,
 04/02/31 ...... EUR 131 145,919
Platea (BC) Bidco AB, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.85% -
8.22%
,
 04/02/31 ............ 3,333 3,720,926
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 2.93%), 6.62%
,
 02/16/26 . 3,000 3,325,424
Verisure Holding AB ( publ ), Facility 1st
Lien Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.00%), 6.35% -
6.72%
,
 03/27/28 ............ 3,000 3,340,585
10,652,105
United Kingdom — 0.5%
(a)
Bellis Acquisition Co. plc, Facility 1st
Lien Term Loan B, 05/09/31
(s)
.... 4,000 4,360,787
CD&R Firefly Bidco Ltd., Facility 1st
Lien Term Loan B6, 06/21/28
(s)
... GBP 4,475 5,969,749
City Football Group Ltd., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.97%
,
 07/22/30
(m)
........... USD 998 990,847
CML Project Horizons, 1st Lien Term
Loan, (3-mo. SONIA at 0.00% Floor
+ 3.75%), 8.70%
,
 04/12/28
(f)
.... GBP 30,990 41,284,750
Eagle 4 Ltd., 1st Lien Term Loan B2,
07/12/28
(s)
................ EUR 4,000 4,446,099
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, 03/20/28
(s)
........... 8,283 9,198,093
Element Materials Technology Group
US Holdings, Inc., 1st Lien Term
Loan, 07/06/29
(s)
............ 4,000 4,460,392
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, 06/30/28
(s)
4,000 4,471,301
Entain plc, Facility 1st Lien Term
Loan B3, (2-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
8.01%
,
 10/31/29
(m)
........... USD 812 811,400
HNVR HoldCo Ltd., 1st Lien Term Loan
D2, (6-mo. EURIBOR at 0.00% Floor
+ 4.25%), 8.09%
,
 09/12/27 ..... EUR 4,667 5,207,116
INEOS Finance plc, 1st Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor +
4.00%), 7.38% - 7.59%, 02/07/31 3,000 3,342,055
Security
Par (000)
Par (000) Value
United Kingdom (continued)
 06/23/31
(s)
................ EUR 9,036 $ 10,009,164
Ineos Quattro Holdings Ltd., Facility 1st
Lien Term Loan B, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 7.88% -
8.09%
,
 04/03/29 ............ 11,295 12,562,392
Ineos US Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.50%
,
 02/18/30
(m)
........... USD 965 963,794
Inspired Finco Holdings Ltd., Facility
1st Lien Term Loan B5, (1-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.38% - 7.59%
,
 02/28/31 ...... EUR 4,000 4,459,546
Market Bidco Ltd., 1st Lien Term Loan
B1, 11/04/27
(s)
.............. 4,500 4,971,105
Mercia, 1st Lien Term Loan A1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.63%
,
 04/08/26
(f)
........... GBP 9,371 12,523,356
Mercia, 1st Lien Term Loan A2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.58%
,
 04/08/26
(f)
........... 28,574 38,185,079
Mercia, 1st Lien Term Loan B1, (3-mo.
SONIA at 0.00% Floor + 0.00%),
7.58%
,
 04/09/25
(f)
........... 1,646 2,199,587
Modulaire Group Holdings, Ltd., Facility
1st Lien Term Loan B2, 12/15/28
(s)
EUR 5,000 5,458,721
Restaurant Brands Iberia, Facility 1st
Lien Term Loan B, 10/19/28
(s)
.... 2,500 2,789,832
Rubix Group Finco Ltd., 1st Lien Term
Loan B, 09/29/28
(s)
........... 4,000 4,456,296
Seashell Bidco SL, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 5.50%), 8.66% -
9.36%
,
 10/10/29
(f)
........... 2,270 2,526,878
Synlab Bond plc, Facility 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 6.18%
,
 07/01/27 . 3,230 3,577,352
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z, 10/15/31
(s)
. 4,000 4,427,220
193,652,911
United States — 3.0%
ABG Intermediate Holdings 2 LLC, 1st
Lien Term Loan, 12/21/28
(a)(m)(s)
... USD 987 987,877
Action Environmental Group, Inc.,
(The), 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
4.00%), 8.60% - 9.34%
,
 10/24/30
(a)(m)
570 570,226
ADMI Corp., 1st Lien Term Loan,
12/23/27
(a)(m)(s)
.............. 496 481,756
AHP Health Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.20% - 7.76%
,
 08/24/28
(a)(m)
.... 879 878,450
AI Aqua Merger Sub, Inc., 1st Lien Term
Loan B, 07/31/28
(a)(m)(s)
........ 1,033 1,031,605
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan B
(a)
(1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.71% -
9.11%, 02/02/26 .......... 8,225 7,997,534
(1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71% -
10.11%, 02/02/26 ......... 3,232 3,153,777

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
AlixPartners LLP, 1st Lien Term Loan
(a)
 02/04/28
(s)
................ EUR 4,346 $ 4,838,920
(1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 7.46% -
7.86%, 02/04/28
(m)
......... USD 615 615,340
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan, 09/19/31
(a)(m)(s)
... 995 989,090
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.70% -
9.10%
,
 05/12/28
(a)
........... 13,246 13,110,680
AllSpring Buyer LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.14% -
8.89%
,
 11/01/28
(a)(m)
.......... 987 983,333
Alorica, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
1.00% Floor + 6.88%), 11.72% -
12.12%
,
 12/21/27
(a)(f)
......... 21,141 20,798,184
Altar Bidco , Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
 02/01/30
(a)
35,591 34,300,748
Alterra Mountain Co., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.35% -
8.75%
,
 05/31/30
(a)(m)
.......... 161 160,932
Amazon Holdco, Inc., 1st Lien Term
Loan B
 07/30/31
(a)(m)(s)
.............. 13,657 13,605,786
Amer Sports Co., 1st Lien Term Loan,
02/17/31
(a)(m)(s)
.............. 1,640 1,642,284
American Airlines, Inc., 1st Lien
Term Loan, (2-mo. CME Term
SOFR at 1.00% Floor + 2.50%),
7.21%
,
 06/04/29
(a)(m)
.......... 1,000 991,610
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.75% - 10.49%
,
 12/30/27
(a)
..... 3,153 3,162,857
American Axle & Manufacturing Inc., 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.10%
,
 12/13/29
(a)(m)
.......... 975 976,452
AmWINS Group, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 2.25%), 7.21% -
7.61%
,
 02/21/28
(a)(m)
.......... 1,104 1,102,070
Amynta Agency Borrower, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
9.00%
,
 02/28/28
(a)(m)
.......... 549 548,899
AppLovin Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 2.50%), 7.35% -
7.75%
,
 10/25/28
(a)(m)
.......... 992 991,770
Arcline FM Holdings LLC, 1st Lien
Term Loan, (6-mo. CME Term SOFR
at 0.75% Floor + 4.50%), 9.56% -
9.74%
,
 06/23/28
(a)(m)
.......... 465 465,108
Arsenal AIC Parent LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 8.10% -
8.56%, 08/19/30
(a)(m)
........ 1,830 1,826,749
Security
Par (000)
Par (000) Value
United States (continued)
Ascend Learning LLC, 1st Lien Term
Loan, 12/11/28
(a)(m)(s)
.......... USD 997 $ 992,379
AssuredPartners , Inc., 1st Lien Term
Loan, 02/14/31
(a)(m)(s)
.......... 997 996,317
Avaya, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
1.00% Floor + 7.50%), 12.35% -
12.75%
,
 08/01/28
(a)
.......... 92 81,083
AZEK Group LLC (The), 1st Lien Term
Loan B, 09/19/31
(a)(f)(m)(s)
....... 1,035 1,035,000
Bakelite US Holdco, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.10% -
8.84%
,
 05/28/29
(a)
........... 15,045 15,068,121
Baldwin Insurance Group Holdings
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.10% - 8.50%
,
 05/26/31
(a)(f)
(m)
...................... 478 477,695
Bally's Corp., Facility 1st Lien Term
Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.79%, 10/02/28
(a)(m)
........ 30,683 29,187,267
Barnes Group, Inc., Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.35% - 7.75%
,
 08/30/30
(a)(m)
.... 493 492,336
Barracuda Networks, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.81%
,
 08/15/29
(a)(m)
.......... 992 963,098
Bausch & Lomb, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.25%),
8.27%, 05/10/27
(a)(m)
........ 10,884 10,833,739
BCPE North Star US HoldCo 2, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 8.96% -
11.00%
,
 06/09/28
(a)
.......... 9,978 9,425,753
Bleriot US Bidco , Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.12% -
8.59%
,
 10/31/30
(a)(m)
.......... 1,202 1,202,373
Boost Newco Borrower LLC, 1st Lien
Term Loan B1
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 7.10% -
7.75%, 01/31/31
(a)(m)
........ 12,813 12,807,594
Boxer Parent Co., Inc., 1st Lien Term
Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.66%, 07/03/31 .... EUR 9,552 10,612,181
(3-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.96% -
9.01%, 07/30/31
(m)
......... USD 1,430 1,426,516
Brand Industrial Services, Inc., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.75%
,
 08/01/30
(a)(m)
.......... 1,087 1,055,458
Broadstreet Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.10% - 8.50%
,
 06/16/31
(a)(m)
.... 1,000 995,630

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BSREP II Houston Office 1HC Owner
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.21%), 7.53%
,
 01/09/25
(a)(f)
..... USD 30,825 $ 13,561,811
Caesars Entertainment, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.60% - 8.00%
,
 02/06/30
(a)(m)
.... 950 948,856
Caesars Entertainment, Inc., 1st Lien
Term Loan B1
 02/06/31
(a)(m)(s)
.............. 19,517 19,492,663
Calpine Construction Finance Co.
LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 07/19/30
(a)(m)
1,215 1,206,455
Cambrex Corp., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR
at 0.75% Floor + 3.50%), 8.45% -
8.85%
,
 12/04/26
(a)(m)
.......... 995 988,427
Camelot US Acquisition LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.60% - 8.00%
,
 01/31/31
(a)(m)
.... 934 931,848
Carnival Corp., 1st Lien Term Loan
(a)(m)
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 8.00%, 08/09/27 351 351,074
(1-mo. CME Term SOFR at 0.75%
Floor + 2.75%), 8.00%, 10/18/28 232 231,651
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
 12/29/28
(a)(m)
.......... 966 966,871
Catalent Pharma Solutions, Inc., 1st
Lien Term Loan B4, (1-mo. CME
Term SOFR at 0.50% Floor +
3.00%), 7.92%
,
 02/22/28
(a)(f)(m)
... 782 782,070
Central Parent LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.85% -
8.59%
,
 07/06/29
(a)(m)
.......... 997 986,186
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.85%
,
 02/06/29
(a)(m)
.......... 383 367,680
Charter Communications Operating
LLC, 1st Lien Term Loan B2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 7.08%
,
 02/01/27
(a)
..... 2,010 2,007,300
Charter Next Generation, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.10% - 8.50%
,
 12/01/27
(a)(m)
.... 990 989,645
Chemours Co. (The), 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.35% -
8.75%
,
 08/18/28
(a)(m)
.......... 918 916,867
Chemours Co. (The), 1st Lien Term
Loan B3, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 7.38% -
7.60%
,
 08/18/28
(a)
........... EUR 8,000 8,903,330
CHG Healthcare Services, Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.46% -
8.86%, 09/29/28
(a)(m)
........ USD 1,292 1,292,014
Security
Par (000)
Par (000) Value
United States (continued)
Chobani LLC, 1st Lien Term Loan
(a)(m)
(1-mo. CME Term SOFR at
1.00% Floor + 3.25%), 8.21% -
8.61%, 10/25/27 .......... USD 495 $ 495,711
(1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 8.60% -
9.09%, 10/25/27 .......... 508 509,304
Chromalloy Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.08%
,
 03/27/31
(a)(m)
1,370 1,299,131
Cincinnati Bell, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.20% -
8.60%
,
 11/22/28
(a)(m)
.......... 997 993,945
Citadel Securities LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 7.10% -
7.50%
,
 07/29/30
(a)(m)
.......... 993 991,597
Cloud Software Group, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 9.10% -
9.84%
,
 03/21/31
(a)(m)
.......... 1,478 1,481,074
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 4.00%), 7.35% -
7.72%
,
 03/29/30
(a)
........... EUR 2,257 2,524,923
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.60% - 9.34%
,
 03/30/29
(a)
..... USD 11,842 11,784,293
Clue Opco LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 9.75%
,
 12/19/30
(a)(m)
929 921,068
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 8.02% - 8.42%
,
 04/13/29
(a)
11,974 11,906,364
CML Terranea Resort, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
9.55%
,
 01/01/28
(a)(f)
.......... 16,500 16,535,104
Cobham Ultra US Co-Borrower LLC,
Facility 1st Lien Term Loan B, (2-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 9.24%
,
 08/03/29
(a)(m)
.... 1,389 1,327,684
Colorado Plaza, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 0.00%
,
 11/15/24
(a)(d)
(e)(f)
..................... 15,894 183,464
Conair Holdings LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.71% -
9.11%
,
 05/17/28
(a)
........... 2,268 2,070,509
ConnectWise LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.37% -
9.10%
,
 09/29/28
(a)
........... 18,892 18,845,202
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6, 10/15/29
(a)(m)(s)
.... 1,000 993,060
Core & Main LP, 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.11%
,
 02/10/31
(a)(m)
764 764,160

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition
Co. II LLC, Delayed Draw 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 9.62%),
14.31%
,
 07/30/28
(a)(f)
......... USD 60,594 $ 60,521,137
CoreWeave Compute Acquisition Co.
IV LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 6.00%), 6.00% -
11.28%
,
 05/16/29
(a)(f)
......... 12,500 12,312,565
Cornerstone Building Brands Inc., 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.45%
,
 04/12/28
(a)
........... 11,999 11,734,347
Cotiviti Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.45%
,
 05/01/31
(a)(f)
(m)
...................... 1,296 1,294,374
Covanta Holding Corp., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.85%
,
 11/30/28
(a)(m)
.......... 1,877 1,877,223
Covanta Holding Corp., 1st Lien
Term Loan C, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.85%
,
 11/30/28
(a)(m)
.......... 103 102,838
CPM Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.70%
,
 09/28/28
(a)(m)
.......... 311 294,175
Cppib Ovm Member US LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.85% -
8.73%
,
 08/07/31
(a)
........... 11,404 11,399,210
Creative Artists Agency LLC, 1st Lien
Term Loan B2, (US Prime Rate
at 0.00% Floor + 2.25%), 8.50% -
10.25%
,
 11/27/28
(a)(m)
......... 269 268,320
Crocs, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.85% - 7.59%
,
 02/19/29
(a)(m)
521 522,818
CSC Holdings LLC, 1st Lien Term Loan
B5, 04/15/27
(a)(s)
............. 4,257 3,886,349
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 8.60% - 9.00%
,
 01/31/30
(a)(m)
998 996,672
Dave & Buster's, Inc., 1st Lien Term
Loan B, 06/29/29
(a)(m)(s)
........ 1,000 995,420
Dayforce, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 7.35% -
7.75%
,
 02/28/31
(a)(m)
.......... 260 259,697
Dealer Tire Financial LLC, 1st Lien
Term Loan B4, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.35% - 8.75%
,
 07/02/31
(a)(m)
.... 1,495 1,496,842
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 1.00% Floor + 3.75%), 8.35% -
9.09%
,
 04/09/27
(a)(m)
.......... 997 976,012
Delta Topco, Inc., 1st Lien Term Loan,
(2-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.20%
,
 11/30/29
(a)(m)
1,000 997,500
Security
Par (000)
Par (000) Value
United States (continued)
Derby Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.70%
,
 11/01/30
(a)(m)
USD 518 $ 518,525
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
10.60%
,
 12/21/28
(a)
.......... 6,156 5,940,685
DirecTV Financing LLC, 1st Lien Term
Loan
(a)
(1-mo. CME Term SOFR at
0.75% Floor + 5.00%), 9.96% -
10.36%, 08/02/27 ......... 3,577 3,574,065
(1-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 10.21% -
10.61%, 08/02/29
(m)
........ 883 866,972
Discovery Purchaser Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.38%),
9.69%
,
 10/04/29
(a)(m)
.......... 276 274,463
Dun & Bradstreet Corp. (The), 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.61%
,
 01/18/29
(a)(m)
.......... 990 988,586
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1, 08/24/28
(a)(m)(s)
.... 796 796,605
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2, 08/24/28
(a)(m)(s)
.... 307 307,380
Eastman Chemical, 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.75% Floor + 5.25%), 10.12% -
10.85%
,
 11/01/28
(a)
.......... 4,441 3,727,791
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.85% - 9.25%
,
 08/31/30
(a)
..... 21,973 22,020,806
EIS Group Ltd., 1st Lien Term Loan
(a)(f)
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.69%, 07/08/27 28,919 28,484,797
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.85% -
12.25%, 07/10/28 ......... 2,892 2,848,480
Elanco Animal Health, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
7.05%
,
 08/02/27
(a)(m)
.......... 676 674,647
Electron Bidco , Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.00%), 7.96% -
8.36%
,
 11/01/28
(a)(m)
.......... 990 990,590
Element Materials Technology Group
US Holdings, Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.35% -
9.69%
,
 06/22/29
(a)(m)
.......... 797 797,405
Ellucian Holdings, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.45% -
8.85%
,
 10/07/29
(a)(m)
.......... 992 993,912
Emerald Technologies US
AcquisitionCo ., Inc., 1st Lien Term
Loan B, 0.00%
,
 12/29/27
(a)(f)
..... 7,538 6,030,185
EMRLD Borrower LP, 1st Lien Term
Loan B, 05/31/30
(a)(m)(s)
........ 1,496 1,492,491

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ensemble RCM LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.25%
,
 08/01/29
(a)(m)
.......... USD 974 $ 974,845
EP Purchaser LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.37% -
9.10%
,
 11/06/28
(a)(m)
.......... 987 988,931
Fanatics Commerce Intermediate
Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.21% -
8.61%
,
 11/23/28
(a)(m)
.......... 1,500 1,489,995
Fertitta Entertainment LLC, 1st Lien
Term Loan B
 01/29/29
(a)(m)(s)
.............. 29,424 29,327,948
First Advantage Holdings LLC, 1st Lien
Term Loan 1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.71% - 8.11%
,
 01/31/27
(a)(m)
.... 1,000 995,000
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.64%
,
 03/30/27
(a)(f)
EUR 6,730 7,500,494
Fleet Midco I Ltd., 1st Lien Term Loan
B2, (6-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.58% -
7.81%
,
 02/21/31
(a)(f)(m)
......... USD 437 435,879
Fortrea Holdings, Inc., 1st Lien
Term Loan B, (2-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.49%
,
 07/01/30
(a)(m)
.......... 307 306,638
Fortress Intermediate 3, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.75%), 8.60% -
9.00%
,
 06/27/31
(a)(m)
.......... 1,000 997,500
Foundation Building Materials, Inc., 1st
Lien Term Loan, 01/29/31
(a)(m)(s)
... 1,485 1,443,369
Gainwell Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.70% - 9.44%
,
 10/01/27
(a)(m)
.... 995 944,673
Galaxy Universal LLC, 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.79%
,
 11/12/26
(a)(f)
.......... 27,662 27,385,489
Gemini HDPE LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 8.51%
,
 12/31/27
(a)(m)
487 488,717
Genesys Cloud Services Holdings II
LLC, 1st Lien Term Loan
(a)(m)
 12/01/27
(s)
................ 245 245,264
(1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 8.71% -
9.11%, 12/01/27 .......... 384 384,120
Genuine Financial Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
9.34%
,
 09/20/30
(a)(m)
.......... 975 967,122
GoGo Intermediate Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.11%
,
 05/01/28
(a)(m)
.......... 1,000 939,580
GoTo Group, Inc., 1st Lien Term Loan
 04/30/28
(a)(s)
............... 23,107 13,201,055
Security
Par (000)
Par (000) Value
United States (continued)
Green Plains Operating Co. LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.21%
,
 07/20/26
(a)(f)
......... USD 20,894 $ 21,182,823
Grifols Worldwide Operations Ltd., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
7.40%
,
 11/15/27
(a)(m)
.......... 683 662,453
Grinding Media, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
9.57%
,
 10/12/28
(a)(f)(m)
......... 990 987,321
Gulfside Supply, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.29%
,
 06/17/31
(a)(m)
.......... 561 560,114
Hanesbrands, Inc., 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 8.60% -
9.00%
,
 03/08/30
(a)(m)
.......... 992 989,962
Helios Service Partners LLC, 1st Lien
Term Loan
(a)(f)
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.85%, 03/19/27 4,688 4,688,368
(3-mo. CME Term SOFR at 1.00%
Floor + 6.50%), 12.10%, 03/19/27 891 895,365
Helios Service Partners LLC, Delayed
Draw 1st Lien Term Loan
(a)(f)
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.85%, 03/19/27 7,195 7,195,457
(3-mo. CME Term SOFR at 1.00%
Floor + 6.50%), 12.10%, 03/19/27 3,994 4,014,471
Helios Software Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.75%), 8.35% -
9.09%
,
 07/18/30
(a)(m)
.......... 716 711,292
Herschend Entertainment Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.85% - 8.25%
,
 08/28/28
(a)
..... 3,689 3,689,403
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 6.60%
,
 11/08/30
(a)(m)
.... 276 275,843
Hilton Garden Inn Waikiki, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 3.25% Floor + 3.50%),
8.40%
,
 05/31/29
(a)(f)
.......... 29,100 29,013,154
Hilton Grand Vacations Borrower LLC,
1st Lien Term Loan
(a)
 08/02/28
(s)
................ 3,608 3,583,487
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.10% -
7.50%, 01/17/31
(m)
......... 656 649,968
HLP Hotel LLC, 1st Lien Term Loan,
(SOFR 30 day Average at 1.00%
Floor + 3.55%), 8.67%
,
 09/09/26
(a)(f)
25,700 25,700,000
HomeServe USA Holding Corp., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
7.26%
,
 10/21/30
(a)(m)
.......... 1,444 1,440,389
HP LQ Investment LP, 1st Lien
Term Loan, (SOFR 30 day
Average at 0.00% Floor + 3.00%),
8.21%
,
 12/09/26
(a)(f)
.......... 24,307 24,254,558

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Hrni Holdings LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75%
Floor + 4.25%), 9.74%
,
 12/11/28
(a)
USD 31,419 $ 31,144,356
Hub International Ltd., 1st Lien Term
Loan, 06/20/30
(a)(m)(s)
.......... 998 995,904
Hunter Douglas, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.57%
,
 02/25/29
(a)(m)
.......... 1,492 1,477,462
Hydrofarm Holdings Group, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.73% - 10.86%
,
 10/25/28
(a)(f)
... 4,353 3,482,799
Icon Parent, Inc., 1st Lien Term Loan B,
09/12/31
(a)(s)
............... 29,083 28,852,663
Indy US Bidco LLC, 1st Lien Term Loan,
03/06/28
(a)(s)
............... EUR 4,500 5,000,209
Ineos Enterprises Holdings US
Finco LLC, 1st Lien Term Loan B,
07/07/30
(a)(m)(s)
.............. USD 992 993,513
Informatica LLC, 1st Lien Term Loan B,
10/27/28
(a)(m)(s)
.............. 1,000 998,330
Innio North America Holding, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.48% - 8.54%
,
 11/02/28
(a)(m)
.... 661 660,945
Interface Security Systems LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
12.35%
,
 10/31/24
(a)(f)
......... 17,493 8,396,659
IRB Holding Corp., 1st Lien Term Loan
B, 12/15/27
(a)(m)(s)
............ 997 995,997
Iridium Satellite LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR
at 0.75% Floor + 2.25%), 7.10% -
7.50%
,
 09/20/30
(a)(m)
.......... 1,132 1,110,923
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.00%), 8.96% -
9.36%
,
 04/26/28
(a)
........... 7,849 7,823,639
Jack Ohio Finance LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 4.75%), 9.71% -
10.11%
,
 10/04/28
(a)
.......... 5,994 5,991,143
JFL-Tiger Acquisition Co., 1st Lien Term
Loan, 10/17/30
(a)(m)(s)
.......... 664 663,998
Jump Financial LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 9.37% -
10.10%
,
 08/07/28
(a)(f)(m)
........ 991 978,673
KBR, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.85% - 7.25%
,
 01/21/31
(a)(m)
306 306,013
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.60% - 9.34%
,
 08/11/28
(a)(m)
.... 206 206,827
Level 3 Financing, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 2.00% Floor + 6.56%),
11.41%
,
 04/16/29
(a)
.......... 2,870 2,927,162
Light & Wonder International, Inc.,
1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 7.33% - 7.71%
,
 04/16/29
(a)(m)
992 990,686
Security
Par (000)
Par (000) Value
United States (continued)
LSF11 A5 Holdco LLC, 1st Lien Term
Loan, 10/16/28
(a)(m)(s)
.......... USD 997 $ 994,769
Lummus Technology Holdings V LLC,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor +
3.50%), 8.46% - 8.86%
,
 12/31/29
(a)(m)
990 991,421
M6 ETX Holdings II Midco LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 9.45% -
9.85%
,
 09/19/29
(a)(m)
.......... 987 985,757
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
8.28%
,
 10/19/27
(a)(m)
.......... 987 981,761
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
12.82%, 06/05/28
(a)
........ 8,098 6,432,531
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.75% Floor + 3.50%), 8.35% -
8.75%, 05/04/28
(a)(m)
........ 5,131 5,124,650
McAfee Corp., 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 7.09% - 7.14%
,
 03/01/29
(a)
EUR 3,448 3,816,522
McAfee Corp., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.45% -
8.49%
,
 03/01/29
(a)
........... USD 16,353 16,276,319
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.35%
,
 11/01/29
(a)
.......... 3,210 2,086,500
Medline Borrower LP, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 7.60% -
8.00%, 10/23/28
(a)(m)
........ 42,335 42,330,735
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.25%), 9.10% -
9.50%
,
 05/03/28
(a)(m)
.......... 1,486 1,475,804
Mitchell International, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.10% -
8.50%
,
 06/17/31
(a)(m)
.......... 998 982,073
Momentive Performance Materials,
Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 9.35% - 9.75%
,
 03/29/28
(a)(m)
987 989,523
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
11.32%
,
 02/16/29
(a)(f)
......... 12,063 12,063,277
Motion Finco SARL, Facility 1st Lien
Term Loan B3, 11/13/29
(a)(m)(s)
.... 1,496 1,438,270
MPH Acquisition Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
9.57%
,
 09/01/28
(a)(m)
.......... 496 372,371

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor + 6.00%), 10.70% -
11.44%
,
 01/24/30
(a)
.......... USD 943 $ 572,014
Neon Maple US Debt Mergersub , Inc.,
1st Lien Term Loan, 07/18/31
(a)(m)(s)
1,000 988,750
NGL Energy Operating LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.75%), 8.60% -
9.00%
,
 02/03/31
(a)(m)
.......... 415 412,322
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan
 07/25/31
(a)(f)(m)(s)
............. 6,399 6,391,001
Oculus Acquisition Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.75%
,
 11/08/27
(a)(m)
.......... 511 511,920
Olaplex , Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.45% -
8.85%
,
 02/16/29
(a)
........... 12,518 11,881,581
Oldcastle BuildingEnvelope , Inc., 1st
Lien Term Loan B, (6-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.50% - 9.59%
,
 04/30/29
(a)(m)
.... 987 974,382
Olympus Water US Holding Corp., 1st
Lien Term Loan B5, 06/23/31
(a)(s)
.. EUR 5,362 5,959,850
OMNIA Partners LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.53%
,
 07/25/30
(a)(m)
.......... USD 941 942,459
OneDigital Borrower LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.10% -
8.50%
,
 06/13/31
(a)(m)
.......... 998 987,944
Organon & Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 7.46% -
7.74%
,
 05/19/31
(a)(m)
.......... 617 614,686
Orion Group HoldCo LLC, 1st Lien
Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 6.00%),
11.60%, 03/19/27
(a)(f)
....... 914 917,524
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.60%, 03/19/27
(a)(f)
....... 10,437 10,474,187
Osaic Holdings, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term SOFR
at 0.00% Floor + 4.00%), 8.85% -
9.25%
,
 08/17/28
(a)(m)
.......... 1,400 1,383,453
Ovation Parent, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.84%
,
 04/19/31
(a)(m)
.......... 278 278,812
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.84%
,
 12/28/27
(a)
........... 2,062 2,026,110
Peraton Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 8.70% -
9.10%
,
 02/01/28
(a)(m)
.......... 701 673,241
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 8.70% -
9.10%
,
 02/11/28
(a)(m)
.......... USD 1,238 $ 1,225,722
Phoenix Guarantor, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
 02/21/31
(a)(m)
.......... 995 991,836
Planet US Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.60%
,
 02/07/31
(a)(m)
.......... 959 959,556
Playtika Holding Corp., Facility 1st Lien
Term Loan B1, 03/13/28
(a)(m)(s)
.... 997 989,746
Polaris Newco LLC, 1st Lien Term
Loan, 06/02/28
(a)(m)(s)
.......... 997 979,875
Precision Medicine Group LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 3.00%), 7.70% -
8.44%
,
 11/18/27
(a)(m)
.......... 992 986,386
Prime Security Services Borrower
LLC, 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 7.45%
,
 10/11/30
(a)(m)
.... 353 352,711
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 9.00%
,
 10/28/30
(a)(m)
.... 963 964,691
Project Montage Note, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
11.32%
,
 02/16/29
(a)(f)
......... 670 670,182
Proofpoint, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 7.85% -
8.25%
,
 08/31/28
(a)(m)
.......... 997 996,756
Quartz AcquireCo LLC, 1st Lien Term
Loan B1
 06/28/30
(a)(m)(s)
.............. 9,373 9,355,250
RealPage, Inc., 1st Lien Term Loan,
04/24/28
(a)(m)(s)
.............. 997 967,506
Redstone HoldCo 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.26%
,
 04/27/28
(a)
.......... 19,419 14,758,678
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.26%
,
 04/27/29
(a)
.......... 10,460 7,583,500
Refficiency Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 3.50%), 8.45% -
8.85%
,
 12/16/27
(a)(m)
.......... 878 880,067
Robertshaw US Holding Corp., 1st Lien
Term Loan, 0.00%
,
 02/28/27
(a)(f)
.. 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan, 11/28/28
(a)(s)
........... EUR 4,000 4,453,847
Roper Industrial Products Investment
Co. LLC, 1st Lien Term Loan
C, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.85% -
8.74%
,
 11/22/29
(a)(m)
.......... USD 997 998,920

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
 03/16/27
(a)
........... USD 9,000 $ 8,991,968
Severin Acquisition LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
8.25%
,
 08/01/27
(a)(m)
.......... 601 600,870
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
8.13%
,
 10/25/26
(a)(f)
.......... 19,245 18,925,810
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.20%
,
 09/11/29
(a)
.......... 43,531 42,660,380
Sotera Health Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.10% -
8.50%
,
 05/30/31
(a)(m)
.......... 1,000 996,250
Star Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.09%
,
 09/27/30
(a)(m)
995 966,642
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
7.10% - 7.50%
,
 03/14/31
(a)
..... 7,654 7,616,878
Summer Bidco B LLC, 1st Lien Term
Loan, 7.97%
,
 01/31/29 ........ EUR 588 656,323
Summer Bidco LLC, Facility 1st Lien
Term Loan B, 01/31/29
(a)(s)
...... 2,412 2,690,774
Surgery Center Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.67% -
7.99%
,
 12/19/30
(a)(m)
.......... USD 303 303,509
TK Elevator Midco GmbH, 1st Lien
Term Loan C, (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.59%
,
 04/30/30
(a)(m)
.......... 988 989,212
Topgolf Callaway Brands Corp, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.85% -
8.25%
,
 03/18/30
(a)(m)
.......... 947 932,571
TransDigm , Inc., 1st Lien Term Loan J
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 7.10% -
7.84%, 02/28/31
(a)(m)
........ 6,209 6,182,861
TransDigm , Inc., 1st Lien Term Loan
L, (3-mo. CME Term SOFR at
0.00% Floor + 2.50%), 7.25% -
7.32%
,
 01/19/32
(a)(m)
.......... 330 328,624
Triton Water Holdings, Inc., 1st Lien
Term Loan
 03/31/28
(a)(m)(s)
.............. 4,581 4,570,896
Truist Insurance Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.85% -
8.59%
,
 05/06/31
(a)(m)
.......... 1,137 1,134,158
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.55%
,
 02/10/31
(a)(m)
.... 992 992,437
Security
Par (000)
Par (000) Value
United States (continued)
UPC Financing Partnership, Facility
1st Lien Term Loan AX, (1-mo.
CME Term SOFR at 0.00% Floor +
2.93%), 8.14%
,
 01/31/29
(a)(m)
.... USD 1,000 $ 994,030
USI, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 7.35% - 8.09%
,
 09/27/30
(a)(m)
1,296 1,291,969
Vaco Holding LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor + 5.00%), 9.95% -
10.49%
,
 01/22/29
(a)
.......... 7,587 7,430,992
VC GB Holdings I Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.50%), 8.37% -
9.10%
,
 07/23/28
(a)(m)
.......... 990 986,575
Verifone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(a)(s)
........... 10,456 9,558,820
Veritas US, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at
1.00% Floor + 5.00%), 9.96% -
10.36%
,
 09/02/25
(a)
.......... 3,152 2,946,476
Vestis Corp., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.37%
,
 02/24/31
(a)(m)
1,051 1,043,237
Viasat , Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 9.73%
,
 05/30/30
(a)(m)
.... 463 421,042
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.46%
,
 01/31/29
(a)(m)
.......... 1,000 955,560
Virtusa Corp., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at
0.75% Floor + 3.25%), 8.10% -
8.50%
,
 02/15/29
(a)(m)
.......... 987 986,131
VS Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.35%
,
 04/14/31
(a)(m)
992 991,915
Wand Newco 3, Inc., 1st Lien Term
Loan, 01/30/31
(a)(m)(s)
.......... 1,238 1,235,793
Waystar Technologies, Inc., 1st Lien
Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.60% -
8.24%, 10/22/29
(a)(m)
........ 514 514,059
Wec US Holdings Ltd., 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.75%), 7.60% -
8.00%
,
 01/27/31
(a)(m)
.......... 1,351 1,350,203
Whatabrands LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.60% - 8.00%
,
 08/03/28
(a)(m)
.... 373 372,409
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.10% - 8.50%
,
 10/19/29
(a)(m)
1,000 992,250
Wilsonart LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.81% -
9.49%
,
 08/05/31
(a)(m)
.......... 1,000 988,330

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Woof Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor + 3.75%), 8.62% -
9.35%
,
 12/21/27
(a)
........... USD 3,183 $ 2,119,526
WR Grace Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 7.85% -
8.50%
,
 09/22/28
(a)(m)
.......... 992 993,835
Xerox Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at
0.50% Floor + 4.00%), 8.60% -
9.25%
,
 11/19/29
(a)
........... 5,469 5,440,213
Zayo Group Holdings, Inc., 1st Lien
Term Loan, 03/09/27
(a)(s)
....... EUR 1,995 2,076,156
Ziggo Financing Partnership, 1st Lien
Term Loan I, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
7.71%
,
 04/28/28
(a)(m)
.......... USD 1,000 975,800
1,192,889,582
Total Floating Rate Loan Interests — 5.0%
(Cost: $2,059,956,810) ........................... 2,002,565,034
Foreign Agency Obligations
Argentina — 0.1%
YPF SA
6.95%, 07/21/27
(b)
........... 5,000 4,850,000
9.50%, 01/17/31
(c)
........... 15,201 16,018,054
20,868,054
Australia — 0.0%
NBN Co. Ltd., 5.00%
,
08/28/31
(b)
... AUD 15,000 10,380,413
Chile — 0.0%
Banco del Estado de Chile, 2.70%
,
01/09/25
(b)
................ USD 1,242 1,231,915
Empresa Nacional del Petroleo
(c)
6.15%, 05/10/33 ............ 995 1,056,571
5.95%, 07/30/34 ............ 1,337 1,404,518
3,693,004
Colombia — 0.0%
Ecopetrol SA
8.88%, 01/13/33 ............ 1,622 1,737,486
8.38%, 01/19/36 ............ 975 994,500
2,731,986
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021 ........ GBP 5,000 4,946,715
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ... EUR 1,525 1,750,602
6,697,317
Estonia — 0.0%
Eesti Energia A/S, (5-Year EURIBOR
ICE Swap Rate + 5.17%), 7.88%
(a)(b)
(o)
...................... 12,200 14,089,696
Finland — 0.0%
Finnair OYJ, 4.75%
,
05/24/29
(b)
.... 5,700 6,365,392
Security
Par (000)
Par (000) Value
France — 0.4%
Electricite de France SA
(b)
(12-Year EUR Swap Annual +
3.79%), 5.38%
(a)(o)
......... EUR 11,000 $ 12,275,262
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a)(o)
............... GBP 19,400 25,800,610
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a)(o)
......... EUR 14,200 15,238,794
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a)(o)
......... 1,000 1,061,945
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a)(o)
......... 22,400 23,332,515
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a)(o)
......... 10,000 12,217,934
(BPISDS15 + 3.32%), 5.88%
(a)(o)
. GBP 2,800 3,650,192
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(a)(o)
......... EUR 3,400 3,801,923
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a)(o)
......... 9,800 9,939,071
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a)(o)
......... 4,000 4,513,044
6.13%, 06/02/34 ............ GBP 8,600 11,920,264
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a)(o)
............... 7,800 10,652,521
5.50%, 10/17/41 ............ 20,000 24,915,935
159,320,010
Hong Kong — 0.0%
(b)
Airport Authority, 3.83%
,
07/09/27 ... HKD 25,000 3,256,109
Hong Kong Mortgage Corp. Ltd. (The)
4.10%, 02/28/29 ............ 35,000 4,502,273
4.20%, 02/28/34 ............ 11,500 1,581,118
9,339,500
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt ., 6.00%
,
05/16/29 ................. EUR 2,890 3,461,303
MVM Energetika Zrt ., 7.50%
,
06/09/28 USD 1,646 1,750,418
5,211,721
India — 0.1%
(b)
NTPC Ltd., 4.38%
,
11/26/24 ...... 10,000 9,981,500
Power Finance Corp. Ltd.
4.50%, 06/18/29 ............ 1,500 1,482,656
3.95%, 04/23/30 ............ 8,000 7,672,500
19,136,656
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk .
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a)(o)
........... 13,000 12,415,000
Bank Tabungan Negara Persero Tbk .
PT, 4.20%
,
01/23/25 .......... 10,000 9,949,900
Pelabuhan Indonesia Persero PT,
4.88%
,
10/01/24 ............ 10,000 10,000,000
Pertamina Persero PT, 3.65%
,
07/30/29 3,097 2,978,927
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 1.88%
,
11/05/31 .................. EUR 8,000 7,600,031
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .................. USD 10,000 9,462,500
52,406,358

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland — 0.1%
AIB Group plc
(a)(b)(o)
(5-Year EUR Swap Annual +
5.70%), 5.25% ........... EUR 10,200 $ 11,361,180
(5-Year EUR Swap Annual +
6.63%), 6.25% ........... 12,837 14,427,757
25,788,937
Italy — 0.1%
(a)(b)
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26 ................. 8,755 9,869,281
Poste Italiane SpA , (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(o)
4,860 4,943,845
14,813,126
Latvia — 0.0%
Air Baltic Corp. A/S, 14.50%
,
08/14/29
(c)
3,938 4,942,492
Mexico — 0.2%
Petroleos Mexicanos
4.25%, 01/15/25 ............ USD 617 612,576
3.63%, 11/24/25
(b)
........... EUR 965 1,050,692
6.50%, 03/13/27 ............ USD 65,674 64,327,683
8.75%, 06/02/29 ............ 2,571 2,607,106
5.95%, 01/28/31 ............ 2,395 2,066,646
6.70%, 02/16/32 ............ 2,836 2,535,809
10.00%, 02/07/33 ........... 2,588 2,737,845
75,938,357
Morocco — 0.1%
OCP SA
4.50%, 10/22/25
(b)
........... 4,882 4,819,755
6.75%, 05/02/34
(c)
........... 13,459 14,424,279
5.13%, 06/23/51
(b)
........... 922 749,402
7.50%, 05/02/54
(c)
........... 2,920 3,166,915
23,160,351
Netherlands — 0.1%
TenneT Holding BV
(b)
(5-Year EUR Swap Annual +
2.72%), 2.37%
(a)(o)
......... EUR 17,400 19,047,869
1.00%, 06/13/26 ............ 11,300 12,190,444
1.38%, 06/05/28 ............ 3,900 4,128,757
2.00%, 06/05/34 ............ 1,600 1,609,950
4.75%, 10/28/42 ............ 4,271 5,226,243
42,203,263
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(c)
........ USD 1,866 1,481,716
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(b)
........... 5,568 5,548,345
Philippines — 0.0%
Development Bank of the Philippines,
2.38%
,
03/11/31
(b)
........... 10,000 8,721,100
South Korea — 0.1%
Korea Development Bank (The), 2.13%
,
10/01/24 ................. 10,000 10,000,000
Korea Electric Power Corp., 3.63%
,
06/14/25
(b)
................ 10,000 9,934,375
Korea Housing Finance Corp., 4.48%
,
04/06/26
(b)
................ AUD 6,300 4,339,607
Korea Hydro & Nuclear Power Co. Ltd.,
3.25%
,
06/15/25
(b)
........... USD 3,292 3,260,109
Security
Par (000)
Par (000) Value
South Korea (continued)
Korea South-East Power Co. Ltd.,
2.13%
,
02/03/25
(b)
........... USD 2,786 $ 2,760,759
30,294,850
Supranational — 0.6%
European Union
(b)
3.25%, 02/04/50 ............ EUR 73,566 81,280,732
3.38%, 10/05/54 ............ 124,480 138,773,729
220,054,461
Thailand — 0.0%
Export Import Bank of Thailand, 3.90%
,
06/02/27
(b)
................ USD 6,000 5,918,880
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%
,
02/14/29
(b)
........... 1,160 1,220,538
Venezuela — 0.0%
Petroleos de Venezuela SA, 9.75%
,
05/17/35
(b)(d)(e)
.............. 24,995 2,874,425
Total Foreign Agency Obligations — 2.0%
(Cost: $755,682,498) ............................. 773,200,948
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
1.00%, 07/09/29 ............ 2,544 1,652,328
4.12%, 07/09/35
(g)
........... 4,819 2,313,240
5.00%, 01/09/38
(g)
........... 2,951 1,549,012
3.50%, 07/09/41
(g)
........... 4,778 2,178,540
7,693,120
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(b)
1,795 1,729,375
Belgium — 0.1%
Kingdom of Belgium, 3.30%
,
06/22/54
(b)
(c)
...................... EUR 23,877 26,003,746
Benin — 0.0%
Benin Government Bond, 7.96%
,
02/13/38
(c)
................ USD 1,037 1,027,602
Brazil — 0.2%
Federative Republic of Brazil
10.00%, 01/01/25 ........... BRL 103 18,401,129
10.00%, 01/01/27 ........... 333 56,920,636
7.13%, 05/13/54 ............ USD 4,046 4,194,327
79,516,092
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(b)
................ 2,456 2,459,070
Cameroon — 0.0%
Republic of Cameroon, 9.50%
,
07/31/31
(b)
................ 10,997 10,639,597
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. 4,800 4,375,200
Colombia — 0.5%
Republic of Colombia
4.50%, 01/28/26 ............ 3,131 3,096,950
3.88%, 03/22/26 ............ EUR 700 777,117
5.75%, 11/03/27 ............ COP 237,392,700 51,956,127
6.00%, 04/28/28 ............ 413,491,800 89,304,958

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
7.00%, 03/26/31 ............ COP 62,990,100 $ 13,194,592
8.00%, 04/20/33 ............ USD 2,719 2,918,384
8.00%, 11/14/35 ............ 21,613 23,007,039
8.75%, 11/14/53 ............ 633 692,901
184,948,068
Costa Rica — 0.0%
Republic of Costa Rica
6.13%, 02/19/31
(b)
........... 10,199 10,566,164
6.55%, 04/03/34
(b)
........... 1,487 1,582,168
7.30%, 11/13/54
(c)
........... 1,807 1,996,103
14,144,435
Czech Republic — 0.3%
Czech Republic
2.75%, 07/23/29 ............ CZK 858,500 36,800,668
5.00%, 09/30/30 ............ 927,540 44,305,774
4.50%, 11/11/32 ............ 442,830 20,723,105
101,829,547
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(b)
........... USD 716 729,201
5.95%, 01/25/27
(b)
........... 3,297 3,341,303
4.50%, 01/30/30
(c)
........... 4,291 4,104,599
7.05%, 02/03/31
(c)
........... 4,709 5,074,136
4.88%, 09/23/32
(c)
........... 3,144 2,996,625
4.88%, 09/23/32
(b)
........... 18,004 17,160,063
10.75%, 06/01/36
(c)
.......... DOP 1,164,350 20,545,112
53,951,039
Egypt — 0.2%
Arab Republic of Egypt
3.88%, 02/16/26
(b)
........... USD 14,349 13,784,008
4.75%, 04/16/26
(b)
........... EUR 20,085 21,742,783
5.80%, 09/30/27
(b)
........... USD 7,125 6,728,672
5.63%, 04/16/30
(b)
........... EUR 2,023 1,884,561
7.63%, 05/29/32
(b)
........... USD 30,262 26,781,870
8.50%, 01/31/47
(c)
........... 1,473 1,188,987
7.50%, 02/16/61
(c)
........... 1,725 1,249,556
7.50%, 02/16/61
(b)
........... 1,345 974,291
74,334,728
El Salvador — 0.0%
Republic of El Salvador, 7.65%
,
06/15/35
(b)
................ 6,136 5,298,436
France — 0.1%
French Republic, 3.00%
,
05/25/54
(b)(c)
EUR 24,477 24,585,460
Gabon — 0.0%
Gabon Government Bond, 7.00%
,
11/24/31
(b)
................ USD 7,617 5,855,569
Germany — 0.4%
Federal Republic of Germany
(b)
0.10%, 04/15/26 ............ EUR 58,986 64,582,870
1.70%, 08/15/32 ............ 83,140 90,651,922
155,234,792
Greece — 0.1%
Hellenic Republic, 4.13%
,
06/15/54
(b)(c)
40,468 46,497,294
Guatemala — 0.1%
Republic of Guatemala
4.88%, 02/13/28
(b)
........... USD 29,863 29,387,058
5.25%, 08/10/29
(c)
........... 247 243,789
7.05%, 10/04/32
(c)
........... 2,884 3,114,720
7.05%, 10/04/32
(b)
........... 1,975 2,133,000
Security
Par (000)
Par (000) Value
Guatemala (continued)
6.60%, 06/13/36
(c)
........... USD 4,755 $ 4,976,108
4.65%, 10/07/41
(c)
........... 3,085 2,548,017
42,402,692
Hungary — 0.2%
Hungary Government Bond
5.25%, 06/16/29
(c)
........... 4,406 4,468,213
4.00%, 07/25/29
(b)
........... EUR 42,600 47,965,522
1.63%, 04/28/32
(b)
........... 8,900 8,439,556
5.38%, 09/12/33
(b)
........... 2,495 2,985,677
7.00%, 10/24/35 ............ HUF 3,075,630 9,152,240
5.50%, 03/26/36
(c)
........... USD 1,225 1,232,656
74,243,864
India — 1.1%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(b)
........... 638 597,128
Republic of India
7.37%, 10/23/28 ............ INR 13,274,400 162,207,026
6.54%, 01/17/32 ............ 5,529,400 65,220,214
7.18%, 08/14/33 ............ 11,000,000 134,821,825
7.18%, 07/24/37 ............ 5,303,800 65,310,766
428,156,959
Indonesia — 0.6%
Bank Negara Indonesia Persero Tbk .
PT, 3.75%
,
03/30/26
(b)
........ USD 1,980 1,929,886
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 291,505,000 19,612,751
4.55%, 01/11/28 ............ USD 475 481,351
6.88%, 04/15/29 ............ IDR 597,153,000 40,510,895
4.85%, 01/11/33 ............ USD 500 510,469
7.00%, 02/15/33 ............ IDR 242,985,000 16,637,437
6.63%, 02/15/34 ............ 1,217,827,000 81,311,140
8.25%, 05/15/36 ............ 266,289,000 19,901,321
7.13%, 06/15/38 ............ 646,006,000 44,360,613
5.65%, 01/11/53 ............ USD 400 434,250
5.10%, 02/10/54 ............ 3,000 3,040,312
6.88%, 07/15/54 ............ IDR 112,586,000 7,438,261
236,168,686
Ireland — 0.6%
Republic of Ireland, 2.60%
,
10/18/34
(b)
EUR 206,401 232,165,875
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(b)
........... USD 3,907 3,907,000
5.25%, 03/22/30
(b)
........... EUR 10,730 11,376,755
5.88%, 10/17/31
(b)
........... 4,498 4,744,084
6.13%, 06/15/33
(b)
........... USD 11,973 11,269,586
8.25%, 01/30/37
(c)
........... 1,091 1,120,321
32,417,746
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. 3,408 3,596,496
Japan — 0.6%
Japan Government Bond
1.50%, 09/20/43 ............ JPY 19,404,000 131,540,827
1.30%, 12/20/43 ............ 17,330,050 113,354,021
244,894,848
Jordan — 0.0%
Hashemite Kingdom of Jordan
(b)
4.95%, 07/07/25 ............ USD 1,930 1,904,061

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jordan (continued)
5.85%, 07/07/30 ............ USD 11,277 $ 10,572,187
12,476,248
Kenya — 0.0%
Republic of Kenya
9.75%, 02/16/31
(c)
........... 2,326 2,340,537
8.00%, 05/22/32
(b)
........... 12,632 11,685,232
14,025,769
Malaysia — 0.2%
Federation of Malaysia, 4.64%
,
11/07/33 .................. MYR 47,467 12,289,504
Malaysia Government Bond
3.89%, 08/15/29 ............ 89,246 22,009,684
3.83%, 07/05/34 ............ 126,822 30,985,658
65,284,846
Mexico — 0.4%
Mex Bonos Desarr Fix Rt
7.00%, 09/03/26 ............ MXN 6,740 32,754,933
8.50%, 03/01/29 ............ 199 986,337
8.00%, 11/07/47 ............ 5,625 24,099,011
United Mexican States
3.75%, 01/11/28 ............ USD 1,858 1,809,227
8.50%, 03/01/29 ............ MXN 913 4,519,532
8.50%, 05/31/29 ............ 4,503 22,308,385
2.66%, 05/24/31 ............ USD 3,536 3,033,216
7.50%, 05/26/33 ............ MXN 8,313 37,766,443
7.75%, 11/23/34 ............ 1,563 7,109,138
6.35%, 02/09/35 ............ USD 3,174 3,326,352
6.34%, 05/04/53 ............ 2,237 2,223,718
139,936,292
Mongolia — 0.0%
State of Mongolia
(b)
3.50%, 07/07/27 ............ 10,586 9,831,748
7.88%, 06/05/29 ............ 485 512,281
10,344,029
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(b)
................ EUR 2,124 2,233,554
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
........... USD 202 187,040
2.38%, 12/15/27
(b)
........... 283 262,041
5.95%, 03/08/28
(c)
........... 1,557 1,608,584
6.50%, 09/08/33
(c)
........... 1,220 1,322,556
3,380,221
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(c)
........... 1,640 1,588,750
7.14%, 02/23/30
(b)
........... 18,285 16,599,352
7.88%, 02/16/32
(b)
........... 12,719 11,447,100
7.63%, 11/28/47
(b)
........... 1,624 1,242,867
9.25%, 01/21/49
(b)
........... 921 834,368
31,712,437
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(b)
................ EUR 1,600 1,855,612
Oman — 0.0%
Oman Government Bond
(b)
6.50%, 03/08/47 ............ USD 1,917 2,020,638
Security
Par (000)
Par (000) Value
Oman (continued)
6.75%, 01/17/48 ............ USD 3,561 $ 3,859,234
5,879,872
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ............ 3,658 3,998,194
6.40%, 02/14/35 ............ 5,095 5,214,427
8.00%, 03/01/38 ............ 1,649 1,857,598
11,070,219
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74%, 01/29/33 ............ 1,937 1,650,082
5.60%, 03/13/48 ............ 1,577 1,508,400
3,158,482
Peru — 0.2%
Republic of Peru
2.78%, 01/23/31 ............ 2,793 2,492,752
6.95%, 08/12/31
(c)
........... PEN 249,604 71,957,308
1.86%, 12/01/32 ............ USD 4,761 3,825,166
7.60%, 08/12/39
(c)
........... PEN 68,297 20,101,365
98,376,591
Philippines — 0.2%
Republic of Philippines
6.25%, 02/28/29 ............ PHP 1,261,000 22,926,446
6.25%, 01/25/34 ............ 2,921,110 53,754,873
2.65%, 12/10/45 ............ USD 1,702 1,198,846
77,880,165
Poland — 0.7%
Republic of Poland
5.75%, 04/25/29 ............ PLN 429,864 115,188,810
4.75%, 07/25/29 ............ 185,290 47,522,986
2.75%, 10/25/29 ............ 151,104 35,560,279
4.88%, 10/04/33 ............ USD 798 809,962
5.00%, 10/25/34 ............ PLN 145,380 37,015,999
2.05%, 08/25/36 ............ 94,244 22,053,973
5.50%, 04/04/53 ............ USD 2,921 2,995,631
261,147,640
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(c)
........... 789 794,701
2.13%, 03/07/28
(b)
........... EUR 3,913 4,096,588
2.50%, 02/08/30
(b)
........... 3,019 3,029,245
2.12%, 07/16/31
(b)
........... 3,455 3,228,199
11,148,733
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(b)
........... USD 2,741 2,756,418
5.00%, 01/18/53
(c)
........... 2,664 2,467,530
3.45%, 02/02/61
(b)
........... 10,042 6,813,798
12,037,746
Senegal — 0.0%
Republic of Senegal
6.25%, 05/23/33
(b)
........... 2,400 2,066,250
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(b)
........... 1,937 2,069,258
6.00%, 06/12/34
(c)
........... 2,206 2,271,077
4,340,335

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Singapore — 0.1%
Republic of Singapore, 3.38%
,
05/01/34 SGD 28,633 $ 23,720,332
South Africa — 0.5%
Republic of South Africa
8.00%, 01/31/30 ............ ZAR 1,202,586 67,150,464
7.00%, 02/28/31 ............ 1,076,422 55,761,175
5.88%, 04/20/32 ............ USD 2,869 2,851,069
8.88%, 02/28/35 ............ ZAR 86,900 4,653,105
9.00%, 01/31/40 ............ 304,742 15,423,237
8.75%, 01/31/44 ............ 662,077 32,058,279
5.00%, 10/12/46 ............ USD 2,130 1,642,762
8.75%, 02/28/48 ............ ZAR 487,389 23,572,180
203,112,271
South Korea — 0.2%
Republic of Korea
3.25%, 03/10/29 ............ KRW 6,193,250 4,792,345
3.50%, 06/10/34 ............ 69,269,280 55,078,448
59,870,793
Spain — 2.5%
Bonos y Obligaciones del Estado
0.00%, 05/31/25 ............ EUR 106,630 116,445,673
2.80%, 05/31/26 ............ 122,950 137,766,996
3.50%, 05/31/29 ............ 242,394 282,364,854
2.55%, 10/31/32
(b)(c)
.......... 102,487 112,748,081
3.15%, 04/30/33
(b)(c)
.......... 30,606 35,044,977
3.25%, 04/30/34
(b)(c)
.......... 83,221 95,455,951
3.45%, 10/31/34
(b)(c)
.......... 81,672 94,976,370
3.90%, 07/30/39
(b)(c)
.......... 23,720 28,216,811
2.90%, 10/31/46
(b)(c)
.......... 45,767 46,239,137
3.45%, 07/30/66
(b)(c)
.......... 42,500 44,611,323
993,870,173
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka, 6.85%
,
11/03/25
(b)(d)(e)
.... USD 6,500 3,662,360
Thailand — 0.5%
Kingdom of Thailand
2.40%, 03/17/29 ............ THB 1,150,569 35,946,454
2.80%, 06/17/34 ............ 1,909,398 60,823,027
3.39%, 06/17/37 ............ 1,229,700 41,216,112
3.45%, 06/17/43 ............ 1,080,563 36,314,842
4.00%, 06/17/55 ............ 143,309 5,213,504
179,513,939
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%
,
06/26/34
(c)
................ USD 2,543 2,625,775
Turkey — 0.2%
Republic of Turkiye (The)
37.00%, 02/18/26 ........... TRY 971,526 28,125,177
31.08%, 11/08/28 ........... 326,596 9,791,434
26.20%, 10/05/33 ........... 1,112,671 32,016,032
69,932,643
Ukraine — 0.1%
Ukraine Government Bond
1.75%, 02/01/29
(c)(g)
.......... USD 735 430,751
0.00%, 02/01/30
(c)(g)
.......... 1,196 520,255
0.00%, 02/01/34
(c)(g)
.......... 4,469 1,512,831
1.75%, 02/01/34
(c)(g)
.......... 6,103 2,703,449
0.00%, 02/01/35
(c)(g)
.......... 3,777 1,644,799
1.75%, 02/01/35
(c)(g)
.......... 6,875 2,963,276
0.00%, 02/01/36
(c)(g)
.......... 3,147 1,355,716
1.75%, 02/01/36
(c)(g)
.......... 8,181 3,486,906
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 08/01/41
(a)(b)(d)(e)
....... USD 38,349 $ 26,863,475
41,481,458
United Kingdom — 0.4%
U.K. Treasury Bonds
(b)
3.50%, 01/22/45 ............ GBP 33,536 38,821,032
3.75%, 10/22/53 ............ 37,893 43,937,572
0.50%, 10/22/61 ............ 203,531 83,051,101
165,809,705
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 89,353 2,134,025
5.75%, 10/28/34 ............ USD 3,321 3,610,042
5.25%, 09/10/60 ............ 3,400 3,399,874
9,143,941
Uzbekistan — 0.0%
(c)
Republic of Uzbekistan
5.38%, 05/29/27 ............ EUR 8,488 9,513,375
7.85%, 10/12/28 ............ USD 1,763 1,861,067
Republic of Uzbekistan International
Bond, 5.38%
,
05/29/27 ........ EUR 213 238,731
11,613,173
Venezuela — 0.0%
Bolivarian Republic of Venezuela,
11.95%
,
08/05/31
(b)(d)(e)
........ USD 36,820 5,835,970
Total Foreign Government Obligations — 11.6%
(Cost: $4,506,126,369) ........................... 4,632,717,910
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(e)(m)(t)
..... 2,140,095 77,321,632
Total Grantor Trust — 0.2%
(Cost: $74,503,385) .............................. 77,321,632
Investment Companies
BlackRock AAA CLO ETF
(t)
....... 200,000 10,394,000
Invesco S&P 500 Equal Weight ETF . 180,106 32,267,791
iShares 0-5 Year TIPS Bond ETF
(t)
.. 401,690 40,699,231
iShares Biotechnology ETF
(j)(t)
..... 170,100 24,766,560
iShares Broad USD High Yield
Corporate Bond ETF
(j)(t)
........ 5,219,372 196,509,356
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(j)(t)
........ 186,519 21,072,917
iShares Latin America 40 ETF
(j)(t)
... 321,640 8,333,693
iShares MSCI Brazil ETF
(t)
........ 298,064 8,789,907
iShares Russell Mid-Cap Growth ETF
(j)(t)
47,883 5,616,197
Janus Henderson AAA CLO ETF
(j)
.. 981,578 49,942,688
SPDR Blackstone Senior Loan ETF
(j)
457,799 19,117,686
SPDR S&P Homebuilders ETF ..... 55,000 6,850,800
VanEck JPMorgan EM Local Currency
Bond ETF
(j)
................ 1,780,566 45,226,376
VanEck Semiconductor ETF
(j)
...... 96,000 23,563,200
Vanguard Intermediate-Term Corporate
Bond ETF
(j)
................ 612,000 51,255,000
Total Investment Companies — 1.4%
(Cost: $517,765,353) ............................. 544,405,402

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... USD 3,115 $ 3,656,299
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 6,820 8,422,543
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,332,824
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,777,428
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,513,071
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,623,066
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,593,394
Series 2009, GO, 7.55%, 04/01/39 4,840 6,096,370
Series 2009, GO, 7.30%, 10/01/39 3,720 4,486,696
Series 2009, GO, 7.35%, 11/01/39 2,270 2,751,562
State of California Department of
Water Resources , Series BC, RB,
1.77%, 12/01/34 ............ 4,600 3,622,082
47,875,335
Colorado - 0.1%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 11,498,727
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,173,369
Series 2022, RB, 3.00%, 08/01/39 1,340 1,216,809
Series 2022, RB, 3.00%, 08/01/40 1,380 1,230,405
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 8,040 7,719,668
Denver City & County School
District No. 1 , Series 2022A, GO,
5.00%, 12/01/45 ............ 5,950 6,563,235
29,402,213
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 8,052,926
Florida - 0.0%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 9,000 9,647,654
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,796,403
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,913,063
Florida Development Finance Corp. ,
Series 2024, RB, AMT , VRDN ,
12.00%, 07/15/28
(c)(u)
......... 7,455 7,924,126
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,355,935
29,637,181
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 3,950 4,142,241
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,227,545
12,369,786
Security
Par (000)
Par (000) Value
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 USD 8,000 $ 6,414,994
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 853,163
Series 2019H, GO, 2.90%, 09/01/49 1,055 780,436
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 485 490,972
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 335,103
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 10,487,392
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,419,854
21,366,920
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 8,207,074
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, RB, 3.00%, 02/15/38 1,530 1,457,075
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,905,309
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,900,018
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 3,119,813
10,925,140
New York - 0.2%
Empire State Development Corp.
Series 2020E, RB, 4.00%, 03/15/38 4,755 4,891,586
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,362,463
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,469,973
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,716,657
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,921,999
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,637,633
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 10,334,607
State of New York Mortgage Agency
Homeowner Mortgage , Series 2014-
189, RB, AMT, 3.85%, 10/01/34 .. 10 9,976
48,344,894
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 10,469,774

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... USD 4,015 $ 5,081,962
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 5,315 5,308,978
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,583,543
14,974,483
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 5,466 5,589,880
Series 2005A, GO, 4.76%, 06/30/28 2,110 2,124,550
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,057 3,147,202
10,861,632
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,516,346
Puerto Rico - 0.2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00%, 11/01/51
(d)(e)(u)
102,508 55,995,158
Puerto Rico Electric Power Authority
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 875,500
Series 2007TT, RB,
5.00%, 07/01/18
(d)(e)
........ 1,915 813,875
Series 2008WW, RB,
5.38%, 07/01/24
(d)(e)
........ 1,530 650,250
Series 2008WW, RB,
5.25%, 07/01/33
(d)(e)
........ 2,930 1,245,250
Series 2008WW, RB,
5.50%, 07/01/38
(d)(e)
........ 6,160 2,618,000
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 726,750
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 399,500
Series 2010CCC, RB,
5.25%, 07/01/28
(d)(e)
........ 1,635 694,875
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 520,625
Series 2010ZZ, RB,
5.25%, 07/01/23
(d)(e)
........ 500 212,500
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 488,750
Series 2010ZZ, RB,
5.25%, 12/31/49
(d)(e)
........ 6,255 2,658,375
Series 2013A, RB,
5.00%, 07/01/42
(d)(e)
........ 6,800 2,890,000
Series 2013A, RB,
5.05%, 07/01/42
(d)(e)
........ 1,030 437,750
Series 2013A, RB,
7.00%, 07/01/43
(d)(e)
........ 7,405 3,147,125
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 2,049,895
76,424,178
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 732,715
Series 2018-3, RB, 3.95%, 01/01/49 615 579,897
1,312,612
Security
Par (000)
Par (000) Value
Texas - 0.1%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 USD 2,360 $ 1,877,117
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26
(c)
.......... 17,945 18,483,903
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,899,862
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,830,303
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... 5,530 4,504,520
35,595,705
Utah - 0.1%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 13,064,280
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,465 8,057,176
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,951,403
11,008,579
Washington - 0.1%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 11,178,852
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 15,260 15,252,050
26,430,902
Total Municipal Bonds — 1.1%
(Cost: $450,225,990) ............................. 425,712,029
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.0%
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
................ 17,980 17,142,580
Ireland — 0.0%
(a)
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 4.21%, 05/20/62
(b)
... EUR 1,961 2,179,985
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 4.46%, 05/20/62
(b)
... 518 573,350
Dilosk Rmbs No. 9 Dac , Series 9, Class
A, (3-mo. EURIBOR at 0.00% Floor
+ 0.68%), 4.47%, 01/25/63
(b)
.... 5,300 5,894,633
8,647,968
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 4.99%,
04/28/62
(a)(b)
............... 8,612 9,378,499

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.0%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 4.11%, 06/15/53
(b)
... EUR 1,722 $ 1,917,826
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 4.66%, 02/15/55
(b)
... 2,377 2,679,067
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 5.24%, 02/15/55
(b)
... 803 908,593
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 4.79%, 07/28/58
(b)
... 740 823,935
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 4.39%, 04/28/59
(b)
... 1,863 2,075,389
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 4.49%, 04/28/59
(b)
... 820 908,751
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 4.74%, 04/28/59
(b)
... 504 557,352
9,870,913
United Kingdom — 1.3%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.77%,
02/25/60
(b)
.............. GBP 2,955 3,985,291
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.11%,
01/20/61
(b)
.............. 4,066 5,468,242
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.86%,
01/20/61
(b)
.............. 1,494 2,019,443
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.71%,
01/20/61
(b)
.............. 987 1,341,894
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 8.76%,
01/20/61
(b)
.............. 505 690,863
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 5.81%,
09/20/61
(b)
.............. 12,020 16,100,093
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.26%,
09/20/61
(b)
.............. 1,601 2,140,512
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.51%,
09/20/61
(b)
.............. 1,103 1,474,061
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.16%,
09/20/61
(b)
.............. 365 487,350
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 6.06%,
07/20/45
(b)
................ GBP 3,160 $ 4,241,636
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.65%, 08/27/58
(b)
..... 520 691,190
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 5.80%,
02/15/67
(b)
.............. 8,206 10,976,739
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 6.16%,
01/15/67
(b)
.............. 2,883 3,858,601
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 7.36%,
12/12/64
(b)
.............. 2,600 3,508,390
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.86%,
06/14/66
(b)
.............. 2,031 2,719,556
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.78%), 5.74%,
06/17/58
(b)
.............. 1,288 1,722,314
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 6.16%,
06/17/58
(b)
.............. 382 511,181
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.56%,
06/17/58
(b)
.............. 102 136,672
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.45%,
01/17/59
(b)
.............. 2,813 3,746,959
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 6.85%,
01/17/59
(b)
.............. 178 234,078
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.35%,
12/27/55
(b)
.............. 1,691 2,271,939
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.65%,
12/27/55
(b)
.............. 1,969 2,642,850
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.95%,
12/27/55
(b)
.............. 2,438 3,256,143
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 5.82%,
03/22/57
(b)
.............. 4,631 6,192,012

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.90%,
03/22/57
(b)
.............. GBP 4,411 $ 5,904,430
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 7.50%,
03/22/57
(b)
.............. 1,133 1,517,265
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
6.08%, 10/21/55
(b)
........... 1,719 2,310,244
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.83%,
03/25/94
(b)
.............. 8,442 11,297,952
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.45%,
03/25/94
(b)
.............. 967 1,291,005
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.85%,
03/25/94
(b)
.............. 454 606,368
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 7.75%,
03/25/94
(b)
.............. 196 261,782
Finsbury Square Green plc
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
at 0.00% Floor + 0.65%), 5.61%,
12/16/67
(b)
.............. 753 1,005,487
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 5.96%,
12/16/67
(b)
.............. 1,470 1,964,933
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 6.21%,
12/16/67
(b)
.............. 1,045 1,394,778
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.76%,
12/16/71
(b)
.............. 961 1,288,397
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.21%,
12/16/71
(b)
.............. 1,339 1,796,218
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.36%,
12/16/71
(b)
.............. 371 496,060
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.66%,
12/16/71
(b)
.............. 200 265,040
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.26%,
12/16/67
(b)
.............. 218 291,629
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.96%,
12/16/73
(b)
.............. GBP 1,294 $ 1,747,760
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.46%,
12/16/73
(b)
.............. 1,236 1,667,374
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 9.46%,
12/16/73
(b)
.............. 873 1,167,065
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 5.38%, 06/18/39
(b)
6,150 8,082,053
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.10%,
09/28/55
(b)
.............. 741 983,453
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.45%,
09/28/55
(b)
.............. 441 580,745
Hops Hill NO 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.92%,
04/21/56
(b)
.............. 2,616 3,504,879
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.34%,
04/21/56
(b)
.............. 980 1,309,057
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.74%,
04/21/56
(b)
.............. 2,900 3,875,143
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 7.34%,
04/21/56
(b)
.............. 1,795 2,398,491
Hops Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.85%), 7.80%,
11/27/54
(b)
................ 1,077 1,465,473
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 5.95%,
12/21/55
(b)
.............. 6,340 8,518,387
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.65%,
12/21/55
(b)
.............. 5,514 7,463,981
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.45%,
12/21/55
(b)
.............. 5,089 6,933,416
Hops Hill No2 plc, Series 2, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.25%), 7.20%,
11/27/54
(b)
................ 4,073 5,552,797

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.70%,
07/20/55
(b)
.............. GBP 29,187 $ 39,148,926
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.25%,
07/20/55
(b)
.............. 9,209 12,499,484
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 8.00%,
07/20/55
(b)
.............. 6,280 8,510,014
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 5.65%,
07/20/58
(b)
.............. 1,503 2,007,644
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.95%,
07/20/58
(b)
.............. 266 354,578
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.25%,
07/20/58
(b)
.............. 158 211,158
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.65%,
07/20/58
(b)
.............. 103 137,525
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.76%,
03/15/61
(b)
.............. 1,115 1,489,972
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 5.73%,
05/15/51
(b)
.............. 1,294 1,729,695
Series 2021-FL2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.78%,
05/15/52
(b)
.............. 736 984,813
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.48%,
05/15/57
(b)
.............. 10,564 14,123,653
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.98%,
05/15/57
(b)
.............. 5,055 6,767,129
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.95%,
04/18/61
(b)
................ 2,276 3,042,277
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.65%,
06/23/53
(b)
.............. 1,519 2,029,283
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 6.05%,
06/23/53
(b)
.............. 334 445,767
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.40%,
06/23/53
(b)
.............. GBP 110 $ 146,927
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.95%,
12/22/56
(b)
.............. 764 1,034,999
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.95%,
12/22/56
(b)
.............. 832 1,132,725
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 9.00%,
12/22/56
(b)
.............. 764 1,047,979
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 3.79%,
12/01/50
(b)
................ EUR 949 1,002,635
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 4.02%,
11/15/38
(b)
................ 438 468,072
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 1.50%), 6.50%, 07/25/45
(b)
GBP 9,233 12,392,494
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 6.05%,
09/21/54
(b)
.............. 3,619 4,863,421
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.85%,
09/21/54
(b)
.............. 2,246 3,034,115
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.75%,
12/22/53
(b)
.............. 2,419 3,233,297
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.20%,
12/22/53
(b)
.............. 1,728 2,309,157
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 5.94%,
07/16/60
(b)
................ 1,598 2,145,227
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.45%,
10/23/59
(b)
.............. 421 564,270
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.95%,
10/23/59
(b)
.............. 307 409,555
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 8.35%,
10/23/59
(b)
.............. 538 717,692

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.20%,
02/23/61
(b)
.............. GBP 4,734 $ 6,369,318
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.70%,
02/23/61
(b)
.............. 2,389 3,274,375
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 8.60%,
02/23/61
(b)
.............. 1,770 2,445,461
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 9.30%,
02/23/61
(b)
.............. 1,093 1,512,171
Series 2023-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.20%,
09/27/59
(b)
.............. 5,732 7,709,001
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 7.20%,
09/27/59
(b)
.............. 2,321 3,163,251
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.15%,
09/27/59
(b)
.............. 2,150 2,926,608
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 9.20%,
09/27/59
(b)
.............. 1,337 1,828,885
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.65%,
02/26/61
(b)
.............. 1,671 2,249,231
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.65%,
02/26/61
(b)
.............. 566 768,386
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.95%,
02/26/61
(b)
.............. 356 479,352
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 6.41%,
10/16/56
(b)
.............. 115 154,062
Series 2020-1B, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.66%,
10/16/56
(b)
.............. 100 133,930
Series 2020-1B, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.91%,
10/16/56
(b)
.............. 100 134,044
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 3.71%, 06/12/44
(b)
.. EUR 97 103,380
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 5.23%,
06/12/44
(b)
.............. GBP 238 310,681
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 3.73%, 06/12/44
(b)
.. EUR 1,572 $ 1,672,466
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor and 9.75% Cap +
1.75%), 6.71%, 06/12/45
(b)
... GBP 534 710,836
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor and 10.20% Cap +
2.20%), 7.16%, 06/12/45
(b)
... 329 433,869
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor and 11.30% Cap +
3.30%), 8.26%, 06/12/45
(b)
... 450 587,823
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.85%,
06/28/50
(b)
.............. 1,674 2,240,723
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.30%,
06/28/50
(b)
.............. 1,121 1,495,827
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.45%,
06/28/50
(b)
.............. 2,576 3,421,645
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 5.97%,
06/25/49
(b)
.............. 8,060 10,794,033
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 6.30%,
06/25/49
(b)
.............. 11,150 14,876,612
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.50%,
06/25/49
(b)
.............. 933 1,242,627
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.71%,
07/12/63
(b)
.............. 572 765,088
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.96%,
07/12/63
(b)
.............. 157 209,869
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.26%,
07/12/63
(b)
.............. 107 142,974
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 6.19%,
04/20/65
(b)
.............. 3,868 5,218,932
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 7.11%,
04/20/65
(b)
.............. 2,053 2,810,166

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 8.11%,
04/20/65
(b)
.............. GBP 438 $ 606,020
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 9.36%,
04/20/65
(b)
.............. 278 377,252
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.91%,
08/15/64
(b)
.............. 13,063 17,532,382
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 5.92%,
10/12/65
(b)
.............. 10,372 13,887,036
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 6.66%,
08/20/55
(b)
.............. 2,576 3,481,443
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 7.46%,
08/20/55
(b)
.............. 817 1,102,467
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 8.46%,
08/20/55
(b)
.............. 1,039 1,422,514
Tower Bridge Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.76%, 11/20/63
(b)
... 533 713,119
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 6.08%, 11/20/63
(b)
... 253 338,294
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 6.48%, 11/20/63
(b)
... 140 187,248
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 6.78%, 11/20/63
(b)
... 170 227,160
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 6.21%,
12/20/63
(b)
.............. 264 351,746
Series 2023-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 7.16%,
03/20/65
(b)
.............. 755 1,014,444
Series 2023-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 8.16%,
03/20/65
(b)
.............. 1,119 1,508,409
Series 2023-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 9.26%,
03/20/65
(b)
.............. 959 1,295,223
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 8.00%,
01/20/66
(b)
.............. 773 1,051,285
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 9.00%,
01/20/66
(b)
.............. 864 1,180,214
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.86%,
05/20/66
(b)
.............. GBP 7,531 $ 10,096,199
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 6.18%,
05/20/66
(b)
.............. 1,489 1,993,103
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.58%,
05/20/66
(b)
.............. 676 908,644
Series 2024-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.79%), 5.75%,
12/20/66
(b)
.............. 3,565 4,769,330
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 6.06%,
12/20/66
(b)
.............. 2,372 3,171,740
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 6.36%,
12/20/66
(b)
.............. 350 468,004
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.86%,
12/20/66
(b)
.............. 363 485,384
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 5.90%,
07/15/59
(b)
................ 16,041 21,493,017
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.56%,
03/12/55
(b)
.............. 436 585,042
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 7.06%,
03/12/55
(b)
.............. 804 1,072,561
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 5.62%,
09/12/55
(b)
.............. 2,526 3,369,125
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.86%,
09/12/55
(b)
.............. 819 1,094,504
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 6.11%,
09/12/55
(b)
.............. 435 578,431
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 6.46%,
09/12/55
(b)
.............. 187 247,957
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 6.26%,
12/12/55
(b)
.............. 830 1,097,241
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.66%,
12/12/55
(b)
.............. 365 478,485

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.96%,
06/12/55
(b)
.............. GBP 5,709 $ 7,701,357
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.91%,
06/14/55
(b)
.............. 2,163 2,900,329
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.56%,
06/14/55
(b)
.............. 6,190 8,334,652
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 7.46%,
06/14/55
(b)
.............. 2,602 3,530,556
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 8.46%,
06/14/55
(b)
.............. 1,672 2,272,477
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 7.03%,
05/15/56
(b)
.............. 891 1,212,451
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 9.03%,
05/15/56
(b)
.............. 890 1,228,053
500,894,678
United States — 3.7%
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... USD 1,323 884,891
Series 2015-3, Class B5, 3.48%,
04/25/45 ............... 1,521 1,022,766
Series 2015-4, Class B5, 3.50%,
06/25/45 ............... 1,061 668,869
Ajax Mortgage Loan Trust
(c)
Series 2022-A, Class A1, 3.50%,
10/25/61
(g)
.............. 39,865 38,446,550
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,379,069
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,217,951
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,042,775
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,309 5,012,537
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,286,245
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,503,138
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 349,331
Series 2022-B, Class A1, 3.50%,
03/27/62
(g)
.............. 45,066 43,208,625
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,828,181
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,511,735
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 7,183,832
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 8,627 6,538,856
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... USD 1,365 $ 1,125,242
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,402,319
Series 2023-A, Class A1, 3.50%,
07/25/62
(g)
.............. 53,304 50,633,255
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,339,814
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,265,512
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,438,144
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 5,961 3,176,716
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,704,951
Series 2023-C, Class A1, 3.50%,
05/25/63
(g)
.............. 46,137 43,662,037
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,577,029
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,307,558
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 13,157 9,290,652
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,100,604
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 6,093,946
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 175 142,467
Series 2005-11CB, Class 2A6,
5.50%, 06/25/25 .......... 903 736,658
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... 655 385,542
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
5.32%, 11/25/35
(a)
......... 1,173 813,000
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
5.74%, 11/20/35
(a)
......... 1,263 1,194,078
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 5.32%,
06/25/35
(a)
.............. 6,815 5,751,275
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 166,187
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,577 1,733,864
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 630 294,704
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,124 1,100,491
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 5.67%,
11/25/46
(a)
.............. 4,723 1,662,965
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,403 1,344,702
Series 2006-J7, Class 2A1, (1-mo.
LIBOR USD at 1.50% Floor +
1.50%), 6.82%, 11/20/46
(a)
... 3,220 2,410,189

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 5.35%, 09/25/46
(a)
.. USD 2,971 $ 2,718,763
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.85%, 11/25/46
(a)
... 8,759 7,119,039
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 5.65%,
10/25/46
(a)
.............. 8,724 6,385,391
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 5.27%, 03/20/47
(a)
.. 2,835 2,383,318
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 5.43%, 03/25/36
(a)
.. 2,024 1,949,844
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 5.47%, 07/25/46
(a)
.. 4,933 4,215,799
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 5.43%,
11/25/36
(a)
.............. 4,192 3,557,206
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,771 9,644,084
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 700 326,802
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,709 1,826,578
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 5.25%, 04/25/47
(a)
.. 2,631 2,371,621
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.33%, 06/25/47
(a)
.. 466 358,361
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
5.45%, 08/25/47
(a)
......... 513 442,201
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 6.06%,
10/25/46 ............... 2,405 1,596,316
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 5.18%, 10/25/46 ... 5,076 2,740,885
American Home Mortgage Investment
Trust, Series 2007-1, Class GA1C,
(1-mo. CME Term SOFR at 0.19%
Floor + 0.30%), 5.16%, 05/25/47
(a)
2,932 1,670,859
Angel Oak Mortgage Trust
(a)(c)
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 666,141
Series 2021-4, Class B1, 3.20%,
01/20/65 ............... 3,150 2,314,606
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.14%,
07/31/57
(a)(c)
............... 20,842 8,135,711
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(g)
................ 3,746 1,121,393
Security
Par (000)
Par (000) Value
United States (continued)
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... USD 39 $ 33,115
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a)(c)
............. 8,815 2,947,014
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a)(c)
............. 2,275 2,263,749
Barclays Mortgage Loan Trust
(c)
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(g)
......... 11,650 11,555,336
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(g)
......... 72,534 74,183,295
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(g)
......... 11,532 11,791,530
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(g)
......... 6,964 7,116,045
Series 2023-NQM3, Class B1,
8.03%, 10/25/63
(a)
......... 3,856 3,912,228
Series 2023-NQM3, Class B2,
8.03%, 10/25/63
(a)
......... 3,244 3,215,848
Series 2023-NQM3, Class B3,
8.03%, 10/25/63
(a)
......... 8,876 8,172,695
Series 2023-NQM3, Class M1,
8.03%, 10/25/63
(a)
......... 6,427 6,699,221
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,314
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(g)
......... 11,058 11,164,241
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(g)
......... 7,533 7,588,670
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(g)
......... 5,753 5,803,610
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... 2,900 2,941,604
Series 2024-NQM1, Class B2,
8.69%, 01/25/64
(a)
......... 2,658 2,688,866
Series 2024-NQM1, Class B3,
8.69%, 01/25/64
(a)
......... 5,704 5,185,414
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 5,059,983
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 12,019
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(g)
......... 57,760 58,547,332
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(g)
......... 4,554 4,613,965
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(g)
......... 7,946 8,044,761
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,006,665
Series 2024-NQM3, Class B2,
8.07%, 06/25/64
(a)
......... 3,640 3,613,383
Series 2024-NQM3, Class B3,
8.07%, 06/25/64
(a)
......... 9,961 8,394,190
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,886,490
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 11 11,204
Barclays Mortgage Trust
(c)
  0.00%, 11/25/51
(a)(f)
.......... 29 27,970
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(g)
.............. 34,046 33,466,223
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(g)
.............. 6,222 6,050,020
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,906 15,155,254

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(g)
.............. USD 24,934 $ 24,581,979
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(g)
.............. 4,958 4,735,393
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,424 1,658,194
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 104 71,795
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
3.93%, 05/28/36
(a)(c)
.......... 2,795 2,660,194
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.29%, 11/25/36 .......... 1,831 1,575,244
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
5.29%, 01/25/47 .......... 1,550 1,279,077
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(g)
.............. 2,086 2,012,930
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(g)
.............. 2,539 2,611,019
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 5.32%,
03/25/36
(a)
.............. 5,998 1,586,138
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
5.25%, 08/25/36 .......... 817 808,405
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
5.31%, 03/25/37 .......... 89 83,647
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
5.11%, 03/25/37 .......... 1,382 1,268,109
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
5.18%, 06/25/37 .......... 938 887,963
Cascade Funding Mortgage Trust,
Series 2019-RM3, Class C, 4.00%,
06/25/69
(a)(c)
............... 1,134 1,114,395
CFMT LLC
(a)(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34 .......... 547 495,671
Series 2024-HB14, Class M3,
3.00%, 06/25/34 .......... 1,360 1,197,376
Series 2024-HB15, Class M2,
4.00%, 08/25/34 .......... 474 445,343
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,794 21,123,174
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 4.73%,
11/25/35
(a)
.............. 1,005 830,676
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 6.08%,
04/25/46
(a)
.............. USD 26,614 $ 8,100,257
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 5.37%, 04/25/46
(a)
.. 955 908,755
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 774 348,111
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,445 1,202,285
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,336 657,036
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,952 4,876,037
CHNGE Mortgage Trust
(c)
Series 2022-1, Class A1, 3.01%,
01/25/67
(a)
.............. 3,927 3,718,925
Series 2022-4, Class A1, 6.00%,
10/25/57
(g)
.............. 1,380 1,373,693
CIM Trust, Series 2019-J2, Class B4,
3.76%, 10/25/49
(a)(c)
.......... 1,539 1,212,449
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,161 1,053,995
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,615 2,421,512
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,710 2,991,593
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 5.47%,
05/25/37
(a)
.............. 3,464 3,114,965
Series 2014-C, Class B2, 4.25%,
02/25/54
(c)
.............. 582 569,197
Series 2022-A, Class A1, 6.17%,
09/25/62
(c)(g)
............. 11,142 11,141,082
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 761 659,908
COLT Mortgage Loan Trust
(a)(c)
Series 2020-2, Class M1, 5.25%,
03/25/65 ............... 2,734 2,722,644
Series 2022-1, Class B2, 4.06%,
12/27/66 ............... 623 508,931
Series 2022-3, Class B1, 4.22%,
02/25/67 ............... 2,500 2,114,399
Series 2022-5, Class B1, 4.64%,
03/25/67 ............... 4,802 4,509,923
Series 2022-8, Class B1, 6.52%,
08/25/67 ............... 2,315 2,294,224
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,452,039
Series 2021-JR1, Class A1, 5.47%,
09/27/66
(a)
.............. 26,562 26,468,944
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(a)
.............. 2,752 2,508,792
Series 2021-JR1, Class B2, 0.00%,
09/27/66 ............... 4,378 3,526,302
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 2,107 909,095

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 6.25%, 11/25/35
(a)
...... USD 3,144 $ 662,926
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 640 353,129
CSMC Trust
(a)(c)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 4.86%, 02/27/36 ... 49 49,165
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 5.63%, 08/27/36 ... 1,891 1,551,818
Series 2014-SAF1, Class B5, 3.86%,
03/25/44 ............... 2,835 2,163,240
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.04%, 10/27/36 ... 4,501 3,150,091
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 5.15%, 03/27/36 ... 2,912 2,270,311
Series 2021-NQM8, Class M1,
3.26%, 10/25/66 .......... 1,453 1,137,326
Series 2022-NQM6, Class PT,
8.92%, 12/25/67 .......... 23,394 23,399,173
Deephaven Residential Mortgage
Trust
(a)(c)
Series 2022-2, Class M1, 4.30%,
03/25/67 ............... 2,349 2,060,225
Series 2022-3, Class B1, 5.24%,
07/25/67 ............... 3,178 2,981,578
Series 2022-3, Class M1, 5.24%,
07/25/67 ............... 5,876 5,711,225
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 5.31%,
08/25/47
(a)
................ 2,062 1,804,375
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 800 690,415
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 509 439,037
Ellington Financial Mortgage Trust,
Series 2022-4, Class B2, 5.96%,
09/25/67
(a)(c)
............... 4,578 4,040,448
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA12,
Class 2A1, 5.62%, 02/25/36
(a)
... 41 26,440
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,203,263
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,446,333
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(g)
......... 12,016 11,953,476
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 7.12%, 03/25/36
(a)
..... 1,167 1,067,228
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... USD 2,506 $ 2,243,403
Series 2020-PJ2, Class B4, 3.55%,
07/25/50 ............... 1,880 1,563,973
GS Mortgage-Backed Securities Trust,
Series 2023-CCM1, Class B1,
7.49%, 08/25/53
(a)(c)
.......... 2,130 2,128,840
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.32%, 01/25/35 ... 2,496 2,119,284
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 5.32%, 03/25/35 ... 3,569 3,261,149
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
5.32%, 01/25/36 .......... 2,343 1,865,261
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.22%,
01/25/35
(a)
.............. 278 269,256
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 82 128,125
Series 2007-OA2, Class 2A1,
3.04%, 06/25/47
(a)
......... 1,395 864,747
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 5.49%, 12/19/36 ... 10,431 8,012,401
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 5.48%, 05/19/37 ... 2,962 2,321,545
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
5.33%, 07/19/47 .......... 993 894,414
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.37%, 09/19/38
(a)(c)
6,512 6,524,235
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(c)
............... 6,360 6,325,239
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(g)
.............. 12,133 12,088,143
Series 2022-1, Class M1, 5.06%,
07/25/67
(a)
.............. 6,241 6,091,681
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
5.31%, 11/25/36
(a)
........... 1,472 1,300,981
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 5.21%, 07/25/36 ... 558 535,287
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
5.31%, 01/25/37 .......... 1,073 947,015
Series 2007-AR19, Class 3A1,
4.02%, 09/25/37 .......... 4,793 3,144,579
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 5.45%, 08/25/37 1,368 1,230,867

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.84%,
05/25/37
(a)
................ USD 719 $ 639,436
J.P. Morgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(SOFR 30 day Average at 4.25%
Floor + 4.36%), 9.64%, 11/25/24
(a)(c)
973 1,017,675
J.P. Morgan Mortgage Trust
(a)
Series 2007-A1, Class 4A1, 7.20%,
07/25/35 ............... 3 3,062
Series 2021-4, Class B3, 2.90%,
08/25/51
(c)
.............. 6,445 5,191,439
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(c)
......... 17,752 14,761,968
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(c)
.............. 2,482 2,010,858
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(c)
.............. 869 658,234
Series 2021-INV5, Class B6, 2.85%,
12/25/51
(c)
.............. 2,969 1,486,521
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(c)
......... 8,136 6,765,812
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(c)
.............. 7,345 6,285,899
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(c)
.............. 1,724 1,459,602
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(c)
.............. 2,398 2,006,985
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(c)
.............. 1,274 1,034,524
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(c)
.............. 525 397,860
Series 2021-INV7, Class B6, 3.27%,
02/25/52
(c)
.............. 1,717 845,707
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 4.75%,
04/25/61
(c)(g)
............... 28,578 28,781,282
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 6.87%,
09/25/47
(a)
................ 2,728 3,547,620
MASTR Resecuritization Trust, Series
2008-3, Class A1, 4.75%, 08/25/37
(a)
(c)
...................... 1,331 430,483
MCM Trust
(f)
Series 2018-NPL2,  3.00%,
08/25/28
(c)
.............. 23,716 22,838,342
Series 2021-VFN1,  3.00%, 08/28/28 28,890 18,836,532
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.39%, 04/25/37
(a)
2,552 2,088,587
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.27%), 5.29%, 09/25/37
(a)
..... 1,333 731,666
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 177 166,012
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 4,937,356
Series 2022-NQM1, Class M1,
4.25%, 12/25/66
(a)
......... 4,096 3,666,674
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(g)
......... 9,211 9,193,122
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(g)
.............. USD 10,556 $ 10,699,222
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 5.71%,
12/26/46
(a)(c)
............... 1,171 1,096,030
Morgan Stanley Residential Mortgage
Loan Trust
(a)(c)
Series 2014-1A, Class B3, 6.95%,
06/25/44 ............... 777 776,895
Series 2023-NQM1, Class B1,
7.50%, 09/25/68 .......... 2,584 2,601,902
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(1-mo. LIBOR USD at 0.34% Floor
and 9.00% Cap + 0.34%), 5.66%,
04/16/36
(a)(c)
............... 4,976 4,811,790
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,859 2,559,731
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 656 607,310
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,651 1,619,040
Series 2020-RPL1, Class B3, 3.86%,
11/25/59 ............... 10,258 7,640,411
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a)(c)
.......... 1,895 1,428,137
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a)(c)
....... 2,642 1,995,617
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 624 612,617
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(g)
.............. 546 543,865
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(g)
.............. 1,520 275,836
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 5.81%, 06/25/37
(a)
.. 661 532,041
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(c)(g)
....... 8,022 7,983,759
PRET LLC
(c)(g)
Series 2024-NPL2, Class A1, 7.02%,
02/25/54 ............... 19,067 19,216,903
Series 2024-RN2, Class A1, 7.12%,
04/25/54 ............... 4,205 4,242,586
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,116 2,749,679
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,638 1,607,387
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 11,927 11,913,596
PRPM LLC
(c)(g)
Series 2020-4, Class A1, 5.61%,
10/25/25 ............... 8,325 8,325,457
Series 2021-4, Class A1, 4.87%,
04/25/26 ............... 5,069 5,061,347
Series 2022-1, Class A1, 3.72%,
02/25/27 ............... 1,471 1,458,573

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
PRPM Trust, Series 2022-NQM1, Class
B1, 5.43%, 08/25/67
(a)(c)
....... USD 964 $ 921,174
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 5.33%, 12/25/36 ... 3,308 2,832,356
Series 2007-QH9, Class A1, 6.50%,
11/25/37 ............... 536 444,811
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 5.12%, 02/25/47 ... 450 154,159
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(a)(c)
... 1,597 1,379,489
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(c)(g)
... 2,907 2,880,600
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A,
(1-mo. CME Term SOFR at 2.55%
Floor + 2.55%), 7.41%, 10/25/39
(a)(c)
16,092 16,157,005
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 5.33%,
03/25/35 ............... 382 362,478
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 5.31%,
06/25/35 ............... 828 781,693
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 5.37%,
09/25/35 ............... 1,373 1,141,347
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... 4,847 4,805,326
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,538,404
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,995,908
RFMSI Trust, Series 2006-SA2, Class
2A1, 5.69%, 08/25/36
(a)
........ 7,229 5,153,881
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(c)
............... 4,433 3,831,045
Saluda Grade Alternative Mortgage
Trust
(c)(g)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,839,529
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 11,031,583
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 15,342 15,150,288
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 1,137 1,123,389
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.66%, 07/20/37
(a)
.. 1,445 1,100,430
SG Residential Mortgage Trust
(c)
Series 2022-2, Class A1, 5.35%,
08/25/62
(g)
.............. 2,535 2,536,219
Series 2022-2, Class B1, 5.28%,
08/25/62
(a)
.............. 4,811 4,519,483
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c)(g)
............... 1,802 1,660,812
Security
Par (000)
Par (000) Value
United States (continued)
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 5.84%,
04/25/37
(a)
................ USD 364 $ 210,828
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(c)
............... 4,942 4,612,943
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 5.12%,
05/25/35 ............... 639 519,008
Series 2006-3, Class 4A, 4.14%,
04/25/36 ............... 1,318 702,695
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
5.43%, 02/25/36 .......... 771 674,965
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
5.35%, 06/25/36 .......... 3,828 3,303,502
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
5.39%, 05/25/46 .......... 867 577,161
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... 1,897 1,074,152
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,261 1,219,016
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.29%, 06/25/46
(a)
........... 2,650 1,621,173
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,501,110
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 5,100,639
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)(f)
.......... 31,905 29,279,018
TVC Holding, Series 2021-1,  2.38%,
02/01/51
(f)
................. 12,832 11,091,626
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(c)(g)
6,749 6,847,354
Verus Securitization Trust
(a)(c)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,331,848
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,381,070
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,462,222
Series 2021-3, Class B1, 3.20%,
06/25/66 ............... 3,316 2,484,365
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 452,843
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,262,314
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,203,459
Series 2022-3, Class B1, 4.07%,
02/25/67 ............... 2,034 1,640,847
Series 2022-4, Class B1, 4.78%,
04/25/67 ............... 1,178 1,099,166

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-7, Class B1, 6.50%,
09/25/69 ............... USD 1,199 $ 1,196,807
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,472,105
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,801,290
Series 2022-1, Class B1, 5.95%,
08/25/57 ............... 4,722 4,336,308
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(a)
(c)
...................... 1,160 1,145,712
WaMu Mortgage Pass-Through
Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 6.11%,
06/25/46 ............... 265 240,021
Series 2007-HY3, Class 4A1, 5.19%,
03/25/37 ............... 54 49,717
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.87%,
06/25/47 ............... 6,619 5,491,658
Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2007-OA5, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.25% Floor
+ 0.80%), 5.92%, 06/25/47
(a)
.... 1,920 1,553,158
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 5.31%, 12/25/36 1,211 973,075
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 6.37%,
04/25/47 ............... 1,800 1,541,903
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 5.59%, 06/25/37 ... 1,665 1,520,435
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 5.50%,
11/25/35
(a)
.............. 628 437,108
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 255 203,440
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,863 1,466,877
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,409 2,225,160
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(g)
.............. 2,746 2,391,269
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(g)
.............. 730 635,708
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.84%,
12/25/46
(a)
.............. 5,171 4,084,440
Security
Par (000)
Par (000) Value
United States (continued)
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 8.43%, 07/25/59 .... USD 11,707 $ 12,120,064
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 8.98%, 07/25/59 .... 15,988 16,583,549
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(c)
...................... 1,651 1,292,311
1,458,950,723
Commercial Mortgage-Backed Securities — 5.1%
Bermuda — 0.1%
(a)(c)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 7.37%, 08/19/35 . 5,634 5,653,260
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 7.35%,
01/19/37 ................. 20,703 20,690,060
26,343,320
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.22% Floor + 4.22%), 9.32%,
12/15/34
(a)(c)
............... 2,119 2,006,017
Ireland — 0.2%
(a)
Agora Securities DAC, Series 2021-1X,
Class A, (Sterling Overnight Index
Average at 1.20% Floor + 1.20%),
6.20%, 07/22/31
(b)
........... GBP 1,160 1,544,254
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 6.33%, 11/20/33
(b)
...... 1,807 2,400,188
Haus European Loan Conduit No 39
DAC
Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor +
0.65%), 4.29%, 07/28/51
(b)
... EUR 1,499 1,568,881
Series 39X, Class B, (3-mo.
EURIBOR at 1.10% Floor +
1.10%), 4.74%, 07/28/51
(b)
... 1,039 1,059,286
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 8.48%,
08/17/33
(b)
.............. GBP 8,848 11,781,200
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 9.48%,
08/17/33
(b)
.............. 7,642 10,155,895
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 4.30%, 08/17/33
(b)
... EUR 1,844 2,042,396
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 4.60%, 08/17/33
(b)
... 1,125 1,237,103

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 4.95%, 08/17/33
(b)
... EUR 1,331 $ 1,460,142
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.45%, 08/17/33
(b)
... 1,031 1,136,295
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 4.45%, 08/17/31
(b)
... 3,245 3,600,161
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 4.75%, 08/17/31
(b)
... 939 1,037,342
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 5.15%, 08/17/31
(b)
... 1,061 1,170,379
Stark Financing DAC, Series 2023-1X,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.10%),
8.08%, 08/17/33
(b)
........... GBP 13,404 17,864,261
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 6.28%,
05/17/31
(b)
.............. 880 1,165,459
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.63%,
05/17/31
(b)
.............. 536 709,615
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.58%,
05/17/31
(b)
.............. 547 723,344
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.73%,
08/17/31
(b)
.............. 319 426,232
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 7.08%,
08/17/31
(b)
.............. 1,567 2,074,372
UK Logistics DAC, Series 2024-1X,
Class A, (Sterling Overnight Index
Average at 1.65% Floor + 1.65%),
6.63%, 05/17/34
(b)
........... 564 756,294
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 5.34%, 02/27/33
(b)
EUR 2,700 2,931,897
66,844,996
Italy — 0.0%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 6.04%, 05/22/34
(b)
... 12,859 14,270,476
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 7.04%, 05/22/34
(b)
... 6,145 6,739,341
21,009,817
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 6 5,772
Security
Par (000)
Par (000) Value
United Kingdom — 0.0%
(a)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average at
0.00% Floor + 1.49%), 6.49%,
10/22/37
(b)
.............. GBP 2,100 $ 2,206,587
Series II, Class D2, (Sterling
Overnight Index Average at
1.26% Floor + 2.22%), 7.22%,
10/22/37
(b)
.............. 3,893 4,038,631
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 7.13%,
11/17/30
(b)
................ 535 712,866
6,958,084
United States — 4.8%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.28%,
08/10/35 ............... USD 1,100 1,064,664
Series 2015-1211, Class D, 4.28%,
08/10/35 ............... 1,235 1,176,093
Series 2015-1211, Class E, 4.28%,
08/10/35 ............... 2,360 2,190,084
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.78%,
06/05/37 ............... 1,100 990,772
Series 2017-245P, Class E, 3.78%,
06/05/37 ............... 5,691 4,996,032
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 6.50%, 09/15/34 ... 1,978 1,899,124
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 6.95%, 09/15/34 ... 3,660 3,422,100
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 7.54%, 09/15/34 ... 17,397 16,093,203
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.47%,
11/15/55
(a)
................ 2,100 2,182,986
Alen Mortgage Trust
(a)(c)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.36%, 04/15/34 ... 2,178 1,971,090
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 8.31%, 04/15/34 ... 4,827 2,427,981
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 885,418
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 3,191,504
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 7.32%, 06/17/39
(a)(c)
5,830 5,846,151
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.79%, 07/15/41
(a)(c)
.... 17,640 17,662,050
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 6.29%, 10/15/34
(a)(c)
25,460 25,396,350

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 7.37%, 04/15/35 ... USD 3,816 $ 3,748,035
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 8.37%, 04/15/35 ... 61 59,839
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor +
2.25%), 7.34%, 12/15/36
(a)(c)
.... 8,386 7,882,840
BAMLL Commercial Mortgage
Securities Trust
(a)(c)
Series 2015-200P, Class F, 3.72%,
04/14/33 ............... 3,391 3,255,977
Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.05%), 6.14%, 11/15/33 ... 250 249,632
Series 2017-SCH, Class BF, (1-mo.
CME Term SOFR at 1.40% Floor
+ 1.45%), 6.54%, 11/15/33 ... 6,440 6,431,343
Series 2017-SCH, Class CL, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.55%), 6.64%, 11/15/32 ... 2,560 2,554,551
Series 2017-SCH, Class DL, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.05%), 7.14%, 11/15/32 ... 5,070 5,059,448
BAMLL Trust, Series 2024-BHP, Class
A, (1-mo. CME Term SOFR at 2.35%
Floor + 2.35%), 7.45%, 08/15/39
(a)(c)
11,500 11,539,643
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 14,360 15,285,643
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
5.45%, 11/25/35 .......... 2,496 2,425,326
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 5.42%, 01/25/36 ... 4,472 4,292,602
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 5.55%, 01/25/36 ... 105 100,970
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 5.64%, 01/25/36 ... 280 267,926
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.51%, 04/25/36 ... 418 396,747
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 5.39%, 07/25/36 ... 742 721,379
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 5.34%, 10/25/36 ... 489 475,396
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 5.42%, 10/25/36 ... 530 516,420
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 5.31%, 12/25/36 ... 1,644 1,586,156
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 5.37%, 03/25/37 ... 1,125 1,074,787
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 5.37%, 07/25/37 ... USD 1,634 $ 1,536,758
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 5.64%, 09/25/37 ... 5,233 5,001,127
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.47%, 10/25/37 ... 6,230 3,634,584
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 6.47%, 12/25/37 ... 7,677 6,773,902
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 2.61%), 7.47%,
04/25/38 ............... 1,918 1,906,966
BBCMS Mortgage Trust
(a)(c)
Series 2018-CHRS, Class E, 4.41%,
08/05/38 ............... 1,720 1,402,441
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 6.02%, 03/15/37 ... 2,229 2,106,405
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 6.27%, 03/15/37 ... 2,134 1,952,610
Series 2023-5C23, Class D, 7.70%,
12/15/56 ............... 1,148 1,147,714
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.16%, 11/05/36
(a)(c)
.... 2,313 2,299,352
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 7.10%, 08/19/38
(a)(c)
6,880 6,897,135
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.99%, 07/15/41
(a)(c)
.......... 8,290 8,290,000
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 8.91%, 10/15/35
(a)(c)
6,517 343,494
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 6.64%, 07/15/35
(a)(c)
14,468 14,463,287
BLP Commercial Mortgage Trust,
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.79%, 03/15/40
(a)(c)
.... 7,455 7,436,399
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.86%,
02/15/57 ............... 2,878 3,030,578
Series 2024-5C6, Class A3, 5.32%,
09/15/57 ............... 1,110 1,142,758
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 8.49%, 06/15/41
(a)(c)
5,092 5,015,608
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,195,565
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.81%, 09/15/38 ... 5,768 5,688,690
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 8.10%, 05/15/39 ... 2,870 2,873,588

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BSST Mortgage Trust
(a)(c)
Series 2021-SSCP, Class A, (1-mo.
CME Term SOFR at 0.75% Floor
+ 0.86%), 5.96%, 04/15/36 ... USD 6,447 $ 6,386,969
Series 2021-SSCP, Class B, (1-mo.
CME Term SOFR at 1.10% Floor
+ 1.21%), 6.31%, 04/15/36 ... 6,584 6,461,144
Series 2021-SSCP, Class C, (1-mo.
CME Term SOFR at 1.35% Floor
+ 1.46%), 6.56%, 04/15/36 ... 8,102 7,950,679
Series 2021-SSCP, Class D, (1-mo.
CME Term SOFR at 1.60% Floor
+ 1.71%), 6.81%, 04/15/36 ... 7,613 7,429,063
Series 2021-SSCP, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.21%), 7.31%, 04/15/36 ... 6,452 6,233,808
Series 2021-SSCP, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 8.11%, 04/15/36 ... 6,200 5,997,884
Series 2021-SSCP, Class G, (1-mo.
CME Term SOFR at 3.80% Floor
+ 3.91%), 9.01%, 04/15/36 ... 6,988 6,687,906
Series 2021-SSCP, Class H, (1-mo.
CME Term SOFR at 4.90% Floor
+ 5.02%), 10.11%, 04/15/36 .. 4,913 4,694,133
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,024 2,942,660
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,445,775
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 563,892
Series 2013-1515, Class F, 4.06%,
03/10/33
(a)
.............. 601 512,368
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
.............. 8,380 7,726,015
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,477,604
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.14%, 10/15/37
(a)
.. 1,007 1,004,279
Series 2020-VKNG, Class F, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.96%, 10/15/37
(a)
.. 5,369 5,292,177
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 6.12%, 02/15/33
(a)
.. 25,114 24,800,375
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 7.36%, 02/15/33
(a)
.. 15,394 15,260,165
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 9.46%, 02/15/33
(a)
.. 10,302 10,290,115
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.01%, 06/15/38
(a)
.. 6,687 6,588,137
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.01%, 05/15/38
(a)
.. 1,557 1,537,788
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,089,160
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.24%, 06/15/27
(a)
.. 7,520 7,552,900
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 7.04%, 11/15/28
(a)
.. USD 3,410 $ 3,392,954
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.86%, 12/09/40
(a)
.. 8,697 8,724,288
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 8.69%, 12/09/40
(a)
.. 11,596 11,606,501
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 10/15/41
(a)
.. 9,685 9,685,000
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.79%, 08/15/39
(a)
.. 15,520 15,539,400
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/34
(a)
.. 8,530 8,527,334
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 05/15/41
(a)
.. 23,842 23,871,675
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 02/15/39
(a)
.. 2,603 2,600,796
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 8.83%, 02/15/39
(a)
.. 6,365 6,347,352
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 06/15/37
(a)
.. 30,326 30,316,523
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 02/15/39
(a)
.. 6,075 6,075,059
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.24%, 02/15/39
(a)
.. 17,889 17,911,222
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 9.28%, 02/15/39
(a)
.. 9,662 9,448,608
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.49%, 03/15/41
(a)
.. 379 379,095
BX Trust
(a)(c)
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 6.11%, 10/15/36 ... 820 815,388
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.01%, 02/15/36 ... 6,553 6,522,112
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 6.01%, 02/15/36 ... 4,118 4,083,395
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.61%, 02/15/36 ... 11,223 10,838,305
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 7.61%, 02/15/36 ... 7,117 6,873,307
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.21%, 02/15/36 ... 2,185 2,071,577
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.21%, 02/15/36 ... 7,383 7,000,173

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 01/15/34 ... USD 2,016 $ 1,983,240
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 8.21%, 01/15/34 ... 3,122 3,064,982
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 9.11%, 01/15/34 ... 70 68,258
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.81%, 06/15/36 ... 6,905 6,558,242
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 9.14%, 06/15/36 ... 2,240 2,045,113
Series 2022-GPA, Class A, (1-mo.
CME Term SOFR at 2.17% Floor
+ 2.17%), 7.26%, 08/15/39 ... 44,215 44,215,141
Series 2022-GPA, Class B, (1-mo.
CME Term SOFR at 2.66% Floor
+ 2.66%), 7.76%, 08/15/41 ... 1,173 1,172,854
Series 2022-GPA, Class D, (1-mo.
CME Term SOFR at 4.06% Floor
+ 4.06%), 9.16%, 08/15/43 ... 6,710 6,691,425
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 6.10%, 01/15/39 ... 3,419 3,397,631
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.95%, 01/15/39 ... 3,580 3,550,913
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 6.38%, 01/15/39 ... 1,449 1,435,416
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.79%, 05/15/38 ... 18,097 18,164,864
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 9.48%, 05/15/38 ... 907 914,936
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 04/15/41 ... 10,648 10,638,208
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.79%, 04/15/41 ... 4,105 4,106,281
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 8.79%, 04/15/41 ... 6,706 6,650,345
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.19%, 03/15/41 ... 7,020 7,041,938
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.54%, 03/15/41 ... 15,026 14,971,310
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 10.49%, 03/15/41 .. 7,203 7,197,411
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 6.59%, 07/15/29 ... 36,010 36,010,000
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.99%, 07/15/29 ... 6,070 6,054,825
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 9.03%, 07/15/29 ... 15,610 15,453,870
Security
Par (000)
Par (000) Value
United States (continued)
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.67%,
08/13/37 ............... USD 1,930 $ 1,658,581
Series 2017-CC, Class E, 3.67%,
08/13/37 ............... 3,820 3,066,432
Series 2017-GM, Class D, 3.54%,
06/13/39 ............... 1,520 1,416,940
Series 2017-GM, Class E, 3.54%,
06/13/39 ............... 3,300 3,019,147
Series 2021-601L, Class D, 2.87%,
01/15/44 ............... 3,999 2,935,695
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.99%, 07/15/41
(a)(c)
.... 6,660 6,664,163
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 7.54%, 12/15/37
(a)(c)
.... 9,282 9,270,672
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,066,184
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 7.72%, 09/15/38
(a)(c)
18,476 18,510,846
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 5.00%,
05/10/58
(a)
................ 6,142 5,886,628
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.79%,
01/15/39 ............... 6,897 6,320,336
Series 2019-FAX, Class E, 4.79%,
01/15/39 ............... 6,152 5,443,494
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%,
09/15/48
(c)
.............. 2,062 1,755,678
Series 2016-GC37, Class C, 5.08%,
04/10/49
(a)
.............. 2,110 1,776,357
Series 2020-420K, Class E, 3.42%,
11/10/42
(a)(c)
............. 2,660 2,216,577
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.69%, 08/15/36 ... 5,172 5,165,965
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.54%, 08/15/36 ... 8,751 8,690,857
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.54%,
08/10/30
(a)(c)
............. 750 627,062
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 942 910,213
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,981,358
Series 2016-667M, Class D, 3.28%,
10/10/36
(a)(c)
............. 2,010 1,617,551
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.92%, 06/15/41
(a)(c)
. 16,380 16,313,456
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 7.67%, 06/15/41
(a)(c)
. 4,908 4,881,926
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 9.57%, 06/15/41
(a)(c)
. 6,488 6,456,111

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 08/15/41 ... USD 6,550 $ 6,550,000
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.98%, 08/15/41 ... 6,477 6,466,179
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
D, 3.83%, 08/15/37
(a)(c)
........ 560 535,902
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................ 1,586 1,446,836
CSMC Trust
(c)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 6.09%, 12/15/30
(a)
.. 2,310 2,226,708
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,818,464
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.23%), 10.32%, 10/15/37
(a)
. 4,184 3,838,906
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.52%), 11.62%, 10/15/37
(a)
. 300 268,429
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 6.36%, 11/15/38
(a)
.. 1,337 1,324,883
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.71%, 11/15/38
(a)
.. 2,356 2,333,176
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 8.54%, 02/15/25
(a)(f)
. 23,200 22,639,885
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.98%, 08/15/34
(a)(c)
1,600 1,597,344
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
6.69%, 05/15/35
(a)(c)
.......... 113 111,234
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37
(a)(c)
4,998 5,096,373
DBUBS Mortgage Trust
(a)(c)
Series 2017-BRBK, Class D, 3.65%,
10/10/34 ............... 3,760 3,689,370
Series 2017-BRBK, Class E, 3.65%,
10/10/34 ............... 8,126 7,932,702
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ............... 2,070 2,010,416
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
6.84%, 04/15/37
(a)(c)
.......... 1,428 1,415,059
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.93%,
04/13/40 ............... 1,570 1,600,954
Series 2024-HLTN, Class F, 10.66%,
04/13/40 ............... 4,127 4,246,685
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 6.60%, 03/15/34 ... 9,090 9,084,319
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 9.10%, 03/15/34 ... 26,040 26,059,657
Security
Par (000)
Par (000) Value
United States (continued)
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... USD 9,410 $ 9,622,767
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 9,410 9,622,767
Series 2024-ELM, Class E10,
8.05%, 06/10/39 .......... 12,317 12,567,169
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 8.33%, 11/15/38
(a)(c)
.... 4,922 4,789,310
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a)(c)
.......... 3,348 3,427,544
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 07/15/38 ... 8,733 8,749,912
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 8.06%, 07/15/38 ... 11,299 11,299,219
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 8.91%, 07/15/38 ... 28,867 28,848,830
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 1.00%, 10/10/29
(a)(c)
6,305 6,288,178
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (1-mo.
CME Term SOFR at 2.35% Floor +
2.46%), 7.56%, 02/15/38
(a)(c)
.... 770 45,811
Grace Trust, Series 2020-GRCE, Class
E, 2.77%, 12/10/40
(a)(c)
........ 2,546 1,990,426
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
6.79%, 05/15/41 .......... 36,228 36,228,000
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 03/15/39 ... 5,531 5,518,901
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 5.37%,
05/03/32
(c)
................ 7,340 7,265,233
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.55%,
07/10/48
(a)
.............. 1,786 1,725,354
Series 2017-375H, Class A, 3.59%,
09/10/37
(a)(c)
............. 1,460 1,378,645
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(c)
.............. 5,185 4,431,430
Series 2017-SLP, Class C, 3.92%,
10/10/32
(c)
.............. 587 582,132
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 6.10%, 11/15/36
(a)(c)
. 7,136 7,075,790
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.51%, 05/15/26
(a)(c)
. 2,320 2,142,044
Series 2022-AGSS, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.69%), 7.79%, 11/15/27
(a)(c)
. 18,336 18,364,280
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 7.29%, 08/15/39
(a)(c)
. 11,620 11,623,631
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 7.19%, 03/15/28
(a)(c)
. 11,230 11,251,056

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)(c)
............. USD 31,848 $ 32,174,448
Series 2024-RVR, Class E, 7.72%,
08/10/29
(a)(c)
............. 3,613 3,609,952
Series 2024-RVR, Class HRR,
9.21%, 08/10/29
(a)(c)(f)
....... 12,450 12,450,000
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 85 81,680
Series 2015-590M, Class E, 3.93%,
10/10/35
(c)
.............. 2,540 2,198,479
Series 2019-GSA1, Class C, 3.93%,
11/10/52 ............... 570 491,334
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... 1,181 1,097,292
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.79%, 10/15/41 ... 13,190 13,155,915
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 8.59%, 10/15/41 ... 4,970 4,957,286
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/37 ... 10,515 10,495,284
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.29%, 05/15/37 ... 11,854 11,691,008
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 7.49%, 07/09/25
(a)(c)
2,607 2,613,501
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 06/15/41
(a)(c)
.... 6,118 6,106,529
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
6.36%, 10/15/36
(a)(c)
.......... 6,099 5,910,903
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 6.07%,
05/10/39 ............... 3,390 3,464,657
Series 2024-T53, Class E, 10.60%,
05/10/39 ............... 9,477 9,818,794
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 3.04%,
12/10/41
(a)(c)
............... 6,663 5,010,132
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 7.34%, 10/15/39
(a)(c)
.... 19,679 19,660,551
Independence Plaza Trust
(c)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,184,816
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,570,137
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1-mo. CME Term
SOFR at 2.49% Floor + 2.49%),
7.59%, 08/15/39
(a)(c)
.......... 12,733 12,764,833
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.95%,
09/06/38
(a)
.............. 6,933 6,546,028
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... USD 4,834 $ 4,423,112
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 6.35%, 06/15/35
(a)
.. 1,745 1,521,297
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 7.30%, 07/15/36
(a)
.. 5,580 5,445,155
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 8.23%, 10/15/33
(a)
.. 2,500 1,986,750
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 6.26%, 04/15/38
(a)
.. 991 989,029
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.91%, 04/15/38
(a)
.. 13,815 13,745,925
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 8.41%, 04/15/38
(a)
.. 5,050 5,002,656
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 8.64%, 04/15/37
(a)
.. 11,124 9,492,102
Series 2022-NXSS, Class A, (1-mo.
CME Term SOFR at 2.18% Floor
+ 2.18%), 7.28%, 09/15/39
(a)
.. 20,660 20,660,380
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)
.............. 6,152 4,706,279
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.............. 4,640 4,753,886
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.29%, 12/15/48
(a)(c)
... 2,084 1,844,194
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,715,523
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 362,606
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.70%, 06/15/39 ... 7,310 7,296,314
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 8.27%, 06/15/39 ... 4,203 4,204,597
KSL Commercial Mortgage Trust
(a)(c)
Series 2023-HT, Class A, (1-mo.
CME Term SOFR at 2.29% Floor
+ 2.29%), 7.39%, 12/15/36 ... 12,353 12,383,883
Series 2023-HT, Class D, (1-mo.
CME Term SOFR at 4.29% Floor
+ 4.29%), 9.38%, 12/15/36 ... 36,405 36,496,012
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 6.54%, 10/15/41 ... 6,410 6,405,994
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 7.74%, 10/15/41 ... 1,628 1,628,000
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 6.69%, 06/15/26 ... 25,070 25,070,000
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 9.53%, 06/15/26 ... 2,039 2,033,254

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 5.42%, 09/25/36 ... USD 1,998 $ 1,896,947
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 6.97%, 10/25/37 ... 5,850 4,971,580
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 7.93%, 10/13/33
(a)(c)
.. 20,050 20,050,000
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 7.79%, 08/15/40
(a)(c)
4,400 4,419,511
LUXE Trust, Series 2021-TRIP, Class
E, (1-mo. CME Term SOFR at 2.75%
Floor + 2.86%), 7.96%, 10/15/38
(a)(c)
1,216 1,214,653
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.41%,
09/10/39
(a)(c)
............... 118 105,553
MCR Mortgage Trust
(c)
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.86%, 02/15/37
(a)
.. 614 610,519
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 9.75%, 02/15/37
(a)
.. 4,922 4,914,628
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,162,418
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 5,891 6,005,348
MFT Trust, Series 2020-ABC, Class C,
3.59%, 02/10/42
(a)(c)
.......... 3,925 2,241,301
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 6.01%, 04/15/38 ... 3,481 3,466,107
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 7.31%, 04/15/38 ... 7,128 7,087,841
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.81%, 04/15/38 ... 909 902,951
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.96%, 07/15/38 ... 7,927 7,862,593
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 9.16%, 07/15/38 ... 3,438 3,398,605
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,162,054
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 9.74%, 11/15/34
(a)
.. 2,673 2,649,893
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 12.29%, 11/15/34
(a)
. 2,925 2,903,578
Series 2018-MP, Class E, 4.42%,
07/11/40
(a)
.............. 7,057 4,478,157
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 905,226
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 590,413
Series 2024-NSTB, Class A, 3.90%,
07/20/32
(a)
.............. 6,350 6,160,230
Security
Par (000)
Par (000) Value
United States (continued)
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%,
12/15/56
(a)
................ USD 1,976 $ 2,176,826
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,745,572
NJ Trust, Series 2023-GSP, Class A,
6.70%, 01/06/29
(a)(c)
.......... 4,750 5,037,584
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 7.09%, 08/15/29 ... 1,656 1,663,274
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 8.93%, 08/15/29 ... 4,401 4,423,005
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 4.08%, 05/10/39
(a)
(c)
...................... 7,856 5,676,787
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,126,131
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 2,826,852
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 6.16%, 01/15/36 ... 3,402 3,248,910
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 6.46%, 01/15/36 ... 4,673 4,357,573
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 6.71%, 01/15/36 ... 3,892 3,619,560
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.96%, 01/15/36 ... 1,660 1,406,850
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 8.19%, 10/15/28
(a)(c)
8,234 8,311,391
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.99%, 06/15/39
(a)(c)
4,965 4,944,830
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 8.56%, 07/15/38 ... 1,617 1,052,734
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 9.56%, 07/15/38 ... 3,533 919,758
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 7.32%, 06/25/37
(a)(c)
.... 2,108 2,113,836
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.59%,
09/15/39 ............... 4,690 3,940,234
Series 2019-PREZ, Class E, 3.59%,
09/15/39 ............... 3,356 2,746,953
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 6.74%, 04/15/37
(a)(c)
5,335 5,301,656
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 7.05%, 10/15/41 ... 37,154 37,154,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 8.70%, 10/15/41 ... USD 14,995 $ 14,995,000
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 9.55%, 10/15/41 ... 10,089 10,089,000
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 7.14%, 07/15/36
(a)(c)
3,122 3,090,780
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.28%,
05/15/37
(a)(c)
............... 23,880 23,939,700
THPT Mortgage Trust, Series 2023-
THL, Class A, 7.23%, 12/10/34
(a)(c)
4,829 5,012,389
TPGI Trust, Series 2021-DGWD, Class
E, (1-mo. CME Term SOFR at 2.35%
Floor + 2.46%), 7.56%, 06/15/26
(a)(c)
1,231 1,223,194
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.80%, 12/10/33
(a)(c)
4,360 4,610,376
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 495,412
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 294,527
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 266,790
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 884 767,904
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 1,057 915,723
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 468 401,135
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 722 602,205
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 824 655,238
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,970 1,538,461
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,324 1,038,494
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,987 1,984,912
Series 2022-4, Class M3, 7.53%,
08/25/52
(a)
.............. 1,690 1,642,193
Series 2022-4, Class M4, 7.53%,
08/25/52
(a)
.............. 2,317 2,180,414
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 6,301 6,359,095
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,252 1,277,691
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,452 1,496,881
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)
.............. 2,708 2,441,587
Series 2019-C49, Class D, 3.00%,
03/15/52 ............... 988 812,655
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 8.71%, 05/15/31
(a)
.. 750 729,997
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a)
.............. 5,640 5,680,210
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-BPRC, Class B, 6.22%,
07/15/43 ............... USD 8,942 $ 9,233,138
Series 2024-BPRC, Class C, 6.43%,
07/15/43 ............... 5,427 5,533,393
Series 2024-BPRC, Class D, 7.08%,
07/15/43 ............... 2,300 2,354,246
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43 .......... 8,400 8,499,794
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(a)
................ 1,770 1,711,452
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 7.89%, 11/15/27 ... 14,598 14,643,619
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 8.53%, 11/15/27 ... 4,950 4,963,922
1,913,842,081
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 113,433 1,647,103
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 85,120 4,355,655
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 93,629 4,133,258
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 11,826 9,542
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 97,304 2,746,753
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 10,588 298,896
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 190,593 1,956,784
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 59,775 1,703,166
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 35,129 678,387
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 704,328
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,509 185,459
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 117,158 1,726,834
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 0.63%,
09/25/35
(c)
................ 1,113 52,856
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 7.92%,
02/25/38
(c)
................ 30,874 6,947,300
27,146,321
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.27%, 06/05/37
(a)(c)
25,000 109,007
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.70%, 12/15/35
(a)(c)
... 19,140 76,698

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BANK, Series 2019-BN20, Class XB,
0.47%, 09/15/62
(a)
........... USD 86,048 $ 1,407,091
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.73%,
02/15/50
(a)
................ 31,555 393,447
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 1.10%, 04/15/53
(a)
. 2,706 133,270
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
1.03%, 08/10/35 .......... 64,612 1,231,502
Series 2015-SRCH, Class XB,
0.30%, 08/10/35 .......... 42,790 226,531
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.18%,
03/15/52 ............... 31,211 1,129,630
Series 2020-B17, Class XB, 0.65%,
03/15/53 ............... 13,340 282,320
Series 2021-B23, Class XA, 1.37%,
02/15/54 ............... 47,666 2,625,697
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.95%, 06/15/56
(a)
.... 28,236 1,404,894
BX Trust, Series 2022-GPA, Class XCP,
0.00%, 08/15/39
(a)(c)
.......... 242,391 7,102
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.85%,
05/10/58
(a)
................ 18,700 174,340
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class XA,
0.93%, 08/10/48 .......... 13,464 52,267
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(c)
......... 8,680 459,518
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.32%, 11/15/50 .......... 32,800 258,080
Series 2019-C16, Class XA, 1.70%,
06/15/52 ............... 67,508 3,805,534
Series 2019-C17, Class XA, 1.46%,
09/15/52 ............... 26,280 1,322,079
Series 2019-C17, Class XB, 0.67%,
09/15/52 ............... 41,829 964,796
CSMC OA LLC, Series 2014-USA,
Class X2, 0.19%, 09/15/37
(a)(c)
... 598,765 201,371
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.43%, 04/10/37
(a)(c)
52,590 656,626
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)(c)
15,440 348,418
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.24%, 06/10/39 .......... 98,981 373,267
Series 2024-ELM, Class XP15,
1.61%, 06/10/39 .......... 90,365 2,259,008
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.39%,
05/03/32
(a)(c)
............... 24,000 19,858
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.93%, 11/10/52 .......... 15,609 523,398
Series 2020-GSA2, Class XA,
1.82%, 12/12/53
(c)
......... 31,609 2,405,476
J.P. Morgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)(c)
............... 37,589 443,456
Security
Par (000)
Par (000) Value
United States (continued)
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.54%,
09/15/47 ............... USD 752 $ 8
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 251,620
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)(c)
... 14,670 190,660
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.31%, 02/15/36
(a)(c)
... 5,759 182,872
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.99%,
03/10/50
(a)(c)
............... 6,589 95,989
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 605,659
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.40%,
12/15/47 ............... 51,913 37,476
Series 2014-C19, Class XF, 1.40%,
12/15/47 ............... 13,486 152,629
Series 2015-C21, Class XB, 0.40%,
03/15/48 ............... 15,696 7,511
Series 2015-C26, Class XD, 1.45%,
10/15/48 ............... 18,660 210,497
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.30%,
06/15/50
(c)
.............. 8,870 438,877
Series 2019-H6, Class XB, 0.86%,
06/15/52 ............... 53,695 1,550,026
Series 2019-L2, Class XA, 1.17%,
03/15/52 ............... 21,424 777,180
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 1.14%,
12/15/56
(a)
................ 107,395 6,888,961
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.51%,
05/10/39
(a)(c)
............... 99,000 852,024
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 395,022
Series 2017-1MKT, Class XNCP,
0.22%, 02/10/32 .......... 25,265 66,220
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%,
10/15/52 ............... 65,161 3,693,461
Series 2019-C18, Class XA, 1.13%,
12/15/52 ............... 68,415 2,442,559
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.38%, 08/15/49
(c)
......... 9,764 186,291
Series 2019-C50, Class XA, 1.57%,
05/15/52 ............... 47,954 2,249,551
Series 2021-C59, Class XA, 1.64%,
04/15/54 ............... 37,430 2,608,913
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(c)
.............. 67,308 665,521
47,844,208
Total Non-Agency Mortgage-Backed Securities — 10.3%
(Cost: $4,206,146,153) ........................... 4,116,885,977

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a)(b)(o)
................ EUR 10,000 $ 11,229,680
United States — 0.1%
(a)(o)
AT&T, Inc., Series B , (5-Year EURIBOR
ICE Swap Rate + 3.14%), 2.88% . 35,800 39,461,189
Citigroup, Inc., Series Y , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 4.15% USD 1,643 1,577,529
41,038,718
Total Capital Trusts — 0.1%
(Cost: $49,665,575) .............................. 52,268,398
Shares
Shares
Preferred Stocks — 1.1%
Brazil — 0.0%
Neon Payments Ltd.
(e)(f)
.......... 28,089 11,459,188
China — 0.1%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(e)(f)(l)
.. 296,396 50,399,176
Germany — 0.0%
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(e)(f)(l)
......... 2,211 60,077
Israel — 0.1%
(e)(f)(l)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 6,038,241
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 8,094,781
14,133,022
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(e)(f)(l)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 05/13/21, cost
$16,122,168)
(e)(f)(l)
............ 425,677 8,923,627
United States — 0.9%
(f)
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$7,738,156)
(e)(l)
............. 14,327 2,574,132
Bright Machinery Manufacturing Group,
Inc., Series C-1
(e)
............ 4,079,305 9,871,918
Bright Machines, Inc., Series C
(e)
... 1,958,349 6,658,387
Cap Hill Brands (Preference), Class E
(e)
13,277,076 2,788,186
Caresyntax , Inc., Series C-2
(e)
..... 52,356 5,142,930
Caresyntax , Inc., Series C-3
(e)
..... 6,774 565,968
Clarify Health Solutions, Inc.
(e)
..... 1,542,267 9,037,685
Coreweave , Inc., 10.00%
(e)
....... 20,264,000 24,924,720
Davidson Homes, Inc.
(e)
......... 77,385 72,464,862
Dream Finders Homes, Inc.
(Preference), 9.00% .......... 58,891 57,860,407
Security
Shares
Shares Value
United States (continued)
Exo Imaging, Inc., Series C, (Acquired
06/24/21, cost $5,879,165)
(e)(l)
... 1,003,613 $ 1,977,118
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$7,513,940)
(e)(l)
............. 285,159 2,198,576
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $26,198,000)
(e)(l)
.. 26,198,000 26,198,000
Insightful Corp., Series D
(e)
....... 12,737,258 4,129,419
JumpCloud , Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(e)(l)
... 4,516,957 9,124,253
JumpCloud , Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(e)(l)
... 297,096 600,134
Lessen Holdings, Inc., Series B
(e)
... 2,002,830 8,692,282
Loadsmart , Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(e)(l)
... 877,193 6,052,632
Loadsmart , Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(e)(l)
... 117,579 1,222,821
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(e)(l)
... 272,678 4,024,727
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(e)(l)
... 6,343 —
Noodle Partners, Inc., Series
C, (Acquired 08/26/21, cost
$7,700,677)
(e)(l)
............. 862,850 2,019,069
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(e)(l)
... 133,913 3,930,347
RapidSOS , Inc., Series C-1
(e)
...... 10,953,097 10,624,504
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(e)(l)
............. 256,663 5,469,489
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000),
12.50%,
(e)(l)
............... 7,993 8,021,855
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(e)(l)
... 162,454 1,044,579
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(e)(l)
............. 1,312,920 3,965,018
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(e)(l)
............. 160,843 505,047
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(e)(l)
... 1,416,243 9,191,417
Verge Genomics, Series C, (Acquired
09/06/23, cost $1,205,410)
(e)(l)
... 167,623 1,211,914
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882), 12.00%,
(e)(l)
...... 9,274,836 44,704,709
Zero Mass Water, Inc., Series
C-1, (Acquired 05/07/20, cost
$6,249,999)
(e)(l)
............. 396,483 3,853,815
Zero Mass Water, Inc., Series
D, (Acquired 07/05/22, cost
$1,171,040)
(e)(l)
............. 28,589 497,163
Zero Mass Water, Inc., Series D-2,
(Acquired 05/16/24, cost $0)
(e)(l)
.. 20,316 136,117

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
D-3, (Acquired 05/15/24, cost
$1,080,540)
(e)(l)
............. 29,677 $ 458,806
351,743,006
Total Preferred Stocks — 1.1%
(Cost: $512,813,176) ............................. 436,718,097
Total Preferred Securities — 1.2%
(Cost: $562,478,751) ............................. 488,986,495
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.4%
Ajax Magnethermic Corp.,
0.00%, 06/27/61
(c)(f)(h)
......... USD 83 80,650
Barclays Mortgage Loan Trust,
0.00%, 02/25/28
(c)(f)(h)
......... 11 10,662
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2018-1,
Class BX, 3.81%, 05/25/57
(a)
.... 1,378 582,020
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2015-HQ2, Class B, (SOFR 30 day
Average at 0.00% Floor + 8.06%),
13.34%, 05/25/25
(a)
.......... 1,533 1,592,463
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)
(SOFR 30 day Average + 1.10%),
6.36% ,  09/25/54 - 11/25/54 . 53,731 53,709,237
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.48% ,  05/25/54 ........ 69,279 69,687,676
Series 5330, Class FA, (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
6.33% ,  08/25/53 ........ 50,363 50,368,707
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 6.53% ,  03/25/54 .. 25,972 26,151,625
Series 5424, Class FA, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.48% ,  06/25/54 ........ 63,135 63,507,378
Series 5425, Class FK, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
6.48% ,  06/25/54 ........ 47,822 48,100,951
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
6.28% ,  09/25/54 ........ 82,720 82,832,506
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
6.44% ,  10/25/54 ........ 10,907 10,900,183
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
6.49% ,  10/25/54 ........ USD 104,345 $ 104,312,280
Series 5467, Class FC, (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 6.39% ,  10/25/54 .. 97,580 97,264,221
Federal National Mortgage Association
Variable Rate Notes
(a)
Series 2024-30, Class FC,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.33% ,  06/25/54 .. 64,047 64,190,755
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.33% ,  06/25/54 .. 76,814 76,984,153
Series 2024-51, Class BF,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 6.43% ,  08/25/54 .. 25,801 25,929,200
Series 2024-65, Class FT,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 6.33% ,  09/25/54 .. 31,813 31,878,578
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 6.12% ,  10/25/54 .. 57,894 57,812,587
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 6.35% ,  08/20/54 .. 44,173 44,205,747
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 6.35% ,  03/20/54 .. 12,953 12,976,345
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 6.50% ,  06/20/54 .. 16,073 16,133,954
939,211,878
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KJ48, Class A2,
5.03%, 10/25/31 ............ 4,457 4,624,185
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1, Class BFX,
3.71% ,  10/25/27 ........ 2,876 2,667,097
Series 2018-K80, Class B,
4.38% ,  08/25/50 ........ 2,888 2,828,991
Series 2018-W5FX, Class CFX,
3.79% ,  04/25/28 ........ 10,630 9,615,093
Series 2019-K99, Class C,
3.76% ,  10/25/52 ........ 1,000 937,367
Government National Mortgage
Association, Series 2023-119, Class
AD, 2.25%, 04/16/65 ......... 2,857 2,364,216

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118, Class BA,
3.75% ,  05/16/65 ........ USD 2,633 $ 2,571,035
Series 2023-50, Class AC,
3.25% ,  09/16/63 ........ 2,225 2,048,053
27,656,037
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp.
Series 5081, Class AI,
3.50% ,  03/25/51 ........ 14,868 2,787,700
Series 5112, Class KI,
3.50% ,  06/25/51 ........ 29,754 5,602,015
Series 5127, Class AI,
3.00% ,  06/25/51 ........ 12,221 2,065,139
Series 5185, Class DI,
3.00% ,  11/25/49 ........ 24,013 4,094,223
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2017-3,
Class BIO, 0.76%, 07/25/56
(a)(c)
.. 7,065 822,699
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 22,915 4,838,692
Series 2020-85, Class IP,
3.00% ,  12/25/50 ........ 18,428 3,007,572
Series 2021-50, 4.00% ,  08/25/51 49,227 9,631,552
Series 427, Class C71,
3.00% ,  10/25/49 ........ 33,701 5,588,356
Series 437, Class C11,
3.00% ,  07/25/52 ........ 61,877 10,622,007
Government National Mortgage
Association
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 21,496 2,840,316
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 18,036 2,393,438
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 7,406 1,029,397
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 27,082 3,911,195
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 30,891 4,960,900
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 22,812 3,663,570
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 23,439 3,758,480
Series 2021-78, Class IP,
3.00% ,  05/20/51 ........ 9,181 1,480,243
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 13,125 2,091,632
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 40,908 6,571,033
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 77,222 12,505,248
Series 2022-85, Class IK,
3.00% ,  05/20/51 ........ 5,863 935,101
95,200,508
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(c)
........... USD 270,599 $ 854,336
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.47%, 12/25/29
(a)
........... 11,610 550,132
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80, 1.56% ,  09/16/51 1,891 268,443
Series 2013-30, 0.52% ,  09/16/53 7,129 102,403
Series 2016-36, 0.66% ,  08/16/57 1,594 45,313
Series 2016-96, 0.77% ,  12/16/57 8,428 319,242
2,139,869
Mortgage-Backed Securities — 29.3%
Federal National Mortgage Association,
5.81%, 06/01/31 ............ 10,626 11,198,406
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 - 03/01/54 ... 103,373 107,354,374
4.50% ,  09/01/43 - 11/01/44 ... 97 97,696
4.00% ,  09/01/44 - 05/01/51 ... 166,351 161,884,697
3.50% ,  09/01/46 - 03/01/48 ... 94,439 88,166,106
5.00% ,  10/01/52 .......... 1 837
6.50% ,  08/01/53 - 09/01/54
(v)
.. 341,824 353,847,581
3.00% ,  10/25/54
(w)
......... 52,350 46,980,243
3.50% ,  10/25/54
(w)
......... 7,958,940 7,411,106,034
4.00% ,  10/25/54
(w)
......... 177,654 170,597,711
4.50% ,  10/25/54
(w)
......... 1,580,787 1,553,956,631
5.50% ,  10/25/54
(w)
......... 683,874 691,792,905
6.00% ,  10/25/54 - 11/25/54
(w)
.. 1,011,866 1,034,147,220
6.50% ,  10/25/54
(w)
......... 37,700 38,864,669
11,669,995,110
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust, Series 2017-3, Class B,
0.00%, 07/25/56
(c)(h)
.......... 3,991 586,988
Total U.S. Government Sponsored Agency Securities
—
32.0%
(Cost: $12,785,469,762) ........................... 12,734,790,390
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/51
(x)
........... 64,421 40,363,720
2.88%, 05/15/52
(x)
........... 201,565 157,858,072
3.00%, 08/15/52
(k)(x)
.......... 186,365 149,769,029
3.63%, 02/15/53
(x)
........... 3,000 2,727,891
4.25%, 02/15/54 - 08/15/54
(x)
.... 11,854 12,096,269
4.63%, 05/15/54
(x)
........... 34,040 36,922,762
U.S. Treasury Inflation Linked Bonds ,
2.13%, 02/15/54
(x)
........... 34,071 35,422,966
U.S. Treasury Inflation Linked Notes ,
2.13%, 04/15/29
(x)(y)
.......... 146,319 150,375,595
U.S. Treasury Notes
4.50%, 03/31/26
(x)
........... 20,000 20,210,938
2.38%, 05/15/29
(x)
........... 1,000 949,062
4.00%, 02/15/34
(k)(x)(y)
......... 90,000 91,546,875
3.88%, 08/15/34
(x)
........... 4,373 4,403,748
Total U.S. Treasury Obligations — 1.8%
(Cost: $734,731,114) ............................. 702,646,927

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 147,996 $ 42,179
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 196,295 21,851
Israel — 0.0%
(e)
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(f)(l)
.......... 111,033 12,214
Innovid Corp., Class A (Issued/
Exercisable 01/28/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 3,266 131
12,345
Japan — 0.0%
(e)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24, 1 Share for 1
Warrant, Expires 03/30/29) ..... 11,000,000 375,370
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24, 1 Share for 1
Warrant, Expires 03/15/29)
(b)
.... 14,000,000 594,190
JAFCO Group Co. Ltd. (Issued/
Exercisable 09/28/23, 1 Share for 1
Warrant, Expires 09/13/28)
(b)
.... 9,000,000 1,313,726
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(b)
............ 4,000,000 417,128
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/34)
(b)
.... 15,000,000 999,226
Nagoya Railroad Co., Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/33)
(b)
.... 11,000,000 567,637
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23, 1 Share for 1 Warrant,
Expires 11/28/28)
(b)
.......... 10,000,000 5,082,050
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 8,000,000 559,959
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 2,000,000 153,248
10,062,534
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 109,138 121
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(e)(f)(l)
.......... 512,859 809,087
Security
Shares
Shares Value
United States — 0.1%
(e)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 45,680 $ 37,869
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 199,600 2
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 333,560 12,842
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(f)
........... 537,085 5,902,564
EVgo , Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 68,926
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(f)
................... 64,041 313,801
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 515,422 2,881,209
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(f)
.................. 81,813 244,621
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 204,533 1,143,339
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 147
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(f)
....... 13,198,015 1,611,478
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(f)
.................. 164,855 —
Lightning eMotors , Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 37
New York Community Bancorp, Inc.,
(Acquired 03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(l)
............ 3,551 8,616,253
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 1,108
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 505,097 15,153

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 128,364 $ 3,851
RapidSOS , Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(f)
................... 6,073,125 5,830,200
Sonder Holdings, Inc. (Issued/
Exercisable 06/10/24, 1 Share for
1 Warrant, Expires 12/10/26, Strike
Price USD 36.00)
(f)
........... 104,124 488,342
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(f)(l)
........... 1,143,143 4,664,023
Volato Group, Inc., (Acquired 12/03/23,
cost $446,489) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(l)
.................. 299,148 5,415
31,841,180
Total Warrants — 0.1%
(Cost: $8,432,429) .............................. 42,789,297
Total Long-Term Investments — 123.3%
(Cost: $48,910,208,488) ........................... 49,095,079,297
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.6%
(z)
Barclays Bank plc, 2.75%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 1,785,588,
collateralized by CommScope LLC,
8.25%, due at 03/01/27, par and
fair value of USD 1,975,000 and
$1,779,342, respectively) ...... USD 1,785 1,784,906
Barclays Bank plc, 4.55%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 960,982,
collateralized by CommScope
LLC, 6.00%, due at 03/01/26, par
and fair value of USD 985,000 and
$957,913, respectively) ........ 960 960,375
Barclays Bank plc, 4.60%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 1,560,944,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 1,558,000 and
$1,528,683, respectively) ...... 1,560 1,559,948
Barclays Bank plc, 4.65%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 3,357,845,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,419,195,
respectively) ............... 3,356 3,355,678
Security
Par (000)
Par (000) Value
Barclays Bank plc, 0.15%, Open
(Purchased on 08/27/24 to be
repurchased at USD 2,361,747,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28, par and
fair value of EUR 1,860,000 and
$2,254,336, respectively)
(aa)
..... EUR 2,122 $ 2,361,855
Barclays Bank plc, 1.75%, Open
(Purchased on 07/17/24 to be
repurchased at USD 3,533,382,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 3,249,000 and $3,610,404,
respectively)
(aa)
............. 3,168 3,526,823
Barclays Bank plc, 2.00%, Open
(Purchased on 07/17/24 to be
repurchased at USD 3,471,295,
collateralized by Motion Bondco
DAC, 4.50%, due at 11/15/27, par
and fair value of EUR 3,250,000 and
$3,321,842, respectively)
(aa)
..... 3,104 3,455,410
Barclays Capital, Inc., 2.50%, 10/22/24
(Purchased on 09/27/24 to be
repurchased at USD 4,858,537,
collateralized by CrownRock LP,
5.00%, due at 05/01/29, par and
fair value of USD 4,710,000 and
$4,765,493, respectively) ...... USD 4,857 4,857,187
Barclays Capital, Inc., 3.25%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 8,232,304,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $8,083,404,
respectively) ............... 8,229 8,228,590
Barclays Capital, Inc., 3.35%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 1,791,627,
collateralized by Clear Channel
Outdoor Holdings, Inc., 7.75%, due
at 04/15/28, par and fair value of
USD 1,923,000 and $1,720,717,
respectively) ............... 1,791 1,790,794
Barclays Capital, Inc., 4.65%, 10/22/24
(Purchased on 09/26/24 to be
repurchased at USD 7,640,509,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 7,119,000 and $7,332,598,
respectively) ............... 7,636 7,635,578
BNP Paribas SA, 0.30%, Open
(Purchased on 07/17/24 to be
repurchased at USD 3,278,105,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27, par and
fair value of EUR 2,970,000 and
$3,287,966, respectively)
(aa)
..... EUR 2,942 3,274,648
BNP Paribas SA, 2.75%, Open
(Purchased on 07/17/24 to be
repurchased at USD 2,200,974,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$2,193,844, respectively)
(aa)
..... GBP 1,637 2,188,403

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA, 3.00%, Open
(Purchased on 07/17/24 to be
repurchased at USD 2,634,360,
collateralized by Banco de Sabadell
SA, 5.13%, due at 06/27/34, par
and fair value of EUR 2,300,000 and
$2,665,489, respectively)
(aa)
..... EUR 2,351 $ 2,616,877
BNP Paribas SA, 3.40%, Open
(Purchased on 07/17/24 to be
repurchased at USD 37,973,570,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $38,535,116,
respectively)
(aa)
............. 33,859 37,690,368
BNP Paribas SA, 3.42%, Open
(Purchased on 07/17/24 to be
repurchased at USD 37,972,448,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $38,617,400,
respectively)
(aa)
............. 33,857 37,687,697
BNP Paribas SA, 3.50%, Open
(Purchased on 05/10/24 to be
repurchased at USD 8,002,198,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 7,985,000 and
$8,025,676, respectively)
(aa)
..... USD 7,845 7,845,263
BNP Paribas SA, 4.00%, Open
(Purchased on 09/11/24 to be
repurchased at USD 5,161,444,
collateralized by CrownRock LP,
5.00%, due at 05/01/29, par and
fair value of USD 5,000,000 and
$5,058,910, respectively)
(aa)
..... 5,150 5,150,000
BofA Securities, Inc., 1.70%, 10/10/24
(Purchased on 09/20/24 to be
repurchased at USD 5,704,743,
collateralized by GN Bondco LLC,
9.50%, due at 10/15/31, par and
fair value of USD 5,225,000 and
$5,499,788, respectively) ...... 5,702 5,701,781
BofA Securities, Inc., 4.65%, 10/10/24
(Purchased on 09/20/24 to be
repurchased at USD 18,786,505,
collateralized by Boeing Co. (The),
6.86%, due at 05/01/54, par and
fair value of USD 16,420,000 and
$18,022,758, respectively) ..... 18,760 18,759,850
Goldman Sachs & Co. LLC,
4.60%, Open (Purchased on
06/12/24 to be repurchased at
USD 8,063,745, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,877,160,
respectively)
(aa)
............. 7,940 7,940,100
Goldman Sachs International,
3.10%, Open (Purchased on
07/17/24 to be repurchased at
USD 2,958,374, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $2,889,056,
respectively)
(aa)
............. EUR 2,639 2,938,133
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc,
0.15%, Open (Purchased on
08/27/24 to be repurchased at USD
1,142,138, collateralized by Webuild
SpA , 7.00%, due at 09/27/28, par
and fair value of EUR 900,000 and
$1,090,809, respectively)
(aa)
..... EUR 1,027 $ 1,142,833
J.P. Morgan Securities plc,
2.15%, Open (Purchased on
08/28/24 to be repurchased at USD
3,639,256, collateralized by CTEC II
GmbH, 5.25%, due at 02/15/30, par
and fair value of EUR 3,500,000 and
$3,614,654, respectively)
(aa)
..... 3,263 3,631,836
J.P. Morgan Securities plc,
3.12%, Open (Purchased on
09/17/24 to be repurchased at USD
3,868,872, collateralized by Grifols
SA, 2.25%, due at 11/15/27, par and
fair value of EUR 3,600,000 and
$3,844,161, respectively)
(aa)
..... 3,472 3,864,518
J.P. Morgan Securities plc,
3.12%, Open (Purchased on
07/17/24 to be repurchased at
USD 1,374,790, collateralized by
Banco de Sabadell SA, 5.13%, due
at 06/27/34, par and fair value of
EUR 1,200,000 and $1,390,690,
respectively)
(aa)
............. 1,227 1,365,328
J.P. Morgan Securities plc,
3.15%, Open (Purchased on
07/17/24 to be repurchased at
USD 2,844,936, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,871,230,
respectively)
(aa)
............. 2,538 2,825,179
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
07/17/24 to be repurchased at
USD 2,845,230, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,871,230,
respectively)
(aa)
............. 2,538 2,825,179
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
08/06/24 to be repurchased at USD
2,240,390, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 2,100,000 and $2,229,396,
respectively)
(aa)
............. 2,002 2,229,056
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
08/06/24 to be repurchased at USD
2,239,122, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 2,100,000 and $2,229,395,
respectively)
(aa)
............. 2,001 2,227,794

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
08/07/24 to be repurchased at USD
1,305,153, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 1,225,000 and $1,300,480,
respectively)
(aa)
............. EUR 1,167 $ 1,298,674
J.P. Morgan Securities plc,
3.20%, Open (Purchased on
08/27/24 to be repurchased at USD
1,674,908, collateralized by Wizz
Air Finance Co. BV, 1.00%, due
at 01/19/26, par and fair value of
EUR 1,575,000 and $1,672,046,
respectively)
(aa)
............. 1,500 1,669,618
Nomura Securities International,
Inc., 4.00%, Open (Purchased on
07/30/24 to be repurchased at USD
6,391,945, collateralized by Clear
Channel Outdoor Holdings, Inc.,
7.75%, due at 04/15/28, par and
fair value of USD 7,000,000 and
$6,263,663, respectively)
(aa)
..... USD 6,344 6,343,750
RBC Capital Markets LLC,
4.25%, Open (Purchased on
08/05/24 to be repurchased at USD
55,467, collateralized by Viasat , Inc.,
5.63%, due at 09/15/25, par and fair
value of USD 55,000 and $54,233,
respectively)
(aa)
............. 55 55,069
RBC Capital Markets LLC,
4.65%, Open (Purchased on
08/05/24 to be repurchased at USD
1,912,828, collateralized by Valaris
Ltd., 8.38%, due at 04/30/30, par
and fair value of USD 1,800,000 and
$1,854,008, respectively)
(aa)
..... 1,898 1,897,913
RBC Capital Markets LLC,
4.65%, Open (Purchased on
08/05/24 to be repurchased at USD
3,979,529, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 4,240,000 and $4,064,346,
respectively)
(aa)
............. 3,949 3,948,500
RBC Capital Markets LLC,
4.65%, Open (Purchased on
09/09/24 to be repurchased at USD
6,944,376, collateralized by Intel
Corp., 5.20%, due at 02/10/33, par
and fair value of USD 6,915,000 and
$7,005,911, respectively)
(aa)
..... 6,924 6,923,644
RBC Capital Markets LLC,
4.65%, Open (Purchased on
08/05/24 to be repurchased at
USD 9,437,065, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$9,281,286, respectively)
(aa)
..... 9,363 9,363,484
RBC Europe Ltd., 3.15%, Open
(Purchased on 07/17/24 to be
repurchased at USD 2,958,680,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$2,889,055, respectively)
(aa)
..... EUR 2,639 2,938,133
Security
Par (000)
Par (000) Value
RBC Europe Ltd., 4.98%, Open
(Purchased on 07/04/24 to be
repurchased at USD 27,951,772,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 18,086,000 and $28,383,002,
respectively)
(aa)
............. GBP 20,656 $ 27,615,825
Total Borrowed Bond Agreements — 0.6%
(Cost: $250,282,656) ............................. 253,476,597
Commercial Paper — 0.3%
(ab)
FMC Corp., 6.04%
,
10/02/24
(c)
..... USD 83,800 83,774,181
HSBC USA, Inc.
(c)
6.52%, 10/11/24 ............ 21,297 21,265,384
6.29%, 11/27/24 ............ 20,632 20,470,784
Total Commercial Paper — 0.3%
(Cost: $125,485,765) ............................. 125,510,349
Foreign Government Obligations — 0.3%
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills
(ab)
25.18%, 10/01/24 ........... EGP 154,125 3,189,730
36.01%, 12/10/24 ........... 887,200 17,399,999
24.90%, 02/18/25 ........... 942,175 17,593,438
34.28%, 03/18/25 ........... 1,232,550 22,499,909
60,683,076
Mexico — 0.2%
United Mexican States Treasury Bills,
12.07%
,
11/28/24
(ab)
.......... MXN 125,000 62,379,380
Total Foreign Government Obligations — 0.3%
(Cost: $125,359,825) ............................. 123,062,456
Shares
Shares
Money Market Funds — 3.9%
(t)(ac)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.05%
(ad)
...... 220,782,694 220,959,320
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.83%
(m)
..... 1,329,859,070 1,329,859,070
Total Money Market Funds — 3.9%
(Cost: $1,550,759,775) ........................... 1,550,818,390
Total Short-Term Securities — 5.1%
(Cost: $2,051,888,021) ........................... 2,052,867,792
Total Options Purchased — 0.4%
(Cost: $126,664,000 ) ............................. 129,128,485
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 128.8%
(Cost: $51,088,760,509) ........................... 51,277,075,574
Total Options Written — (0.6)%
(Premiums Received — $(248,291,083)) ............... (226,942,972)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Borrowed Bonds
Corporate Bonds — (0.4)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(a)
........... EUR (5,600) $ (5,742,460)
Germany — (0.0)%
CTEC II GmbH, 5.25% ,  02/15/30 ... (3,500) (3,614,654)
Italy — (0.0)%
Webuild SpA :
3.63% ,  01/28/27 ............ (2,970) (3,287,966)
7.00% ,  09/27/28 ............ (2,760) (3,345,145)
(6,633,111)
Spain — (0.0)%
Banco de Sabadell SA, (5-Year
EURIBOR ICE Swap Rate + 2.40%),
5.13% ,  06/27/34
(a)
........... (3,500) (4,056,179)
Grifols SA, 2.25% ,  11/15/27 ....... (3,600) (3,844,161)
(7,900,340)
Sweden — (0.0)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ (5,230) (5,778,111)
Switzerland — (0.0)%
Wizz Air Finance Co. BV,
1.00% ,  01/19/26 ............ (7,000) (7,431,317)
United Kingdom — (0.1)%
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (3,249) (3,610,404)
Motion Bondco DAC, 4.50% ,  11/15/27 (3,250) (3,321,842)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (2,193,844)
(9,126,090)
United States — (0.3)%
Boeing Co. (The), 6.86% ,  05/01/54
(c)
. USD (16,420) (18,022,758)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(c)
........... (4,240) (4,064,346)
Clear Channel Outdoor Holdings, Inc.,
7.75% ,  04/15/28
(c)
........... (8,923) (7,984,380)
CommScope LLC
(c)
:
6.00% ,  03/01/26 ............ (985) (957,913)
8.25% ,  03/01/27 ............ (1,975) (1,779,342)
CrownRock LP, 5.00% ,  05/01/29 ... (9,710) (9,824,403)
GN Bondco LLC, 9.50% ,  10/15/31
(c)
. (5,225) (5,499,788)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(c)
........... (8,696) (8,083,404)
Intel Corp., 5.20% ,  02/10/33 ...... (6,915) (7,005,911)
Medline Borrower LP, 5.25% ,  10/01/29
(c)
(1,558) (1,528,683)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(c)
........... (3,983) (3,419,195)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,877,160)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(c)
........... (7,985) (8,025,676)
Valaris Ltd., 8.38% ,  04/30/30
(c)
..... (8,919) (9,186,606)
Viasat , Inc., 5.63% ,  09/15/25
(c)
..... (55) (54,233)
Weatherford International Ltd.,
8.63% ,  04/30/30
(c)
........... (8,907) (9,281,286)
(102,595,084)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% ,  10/31/31 ............ EUR (40,000) (38,535,116)
Security
Par (000)
Par (000) Value
Spain (continued)
0.70% ,  04/30/32 ............ EUR (40,000) $ (38,617,400)
(77,152,516)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (27,186) (28,383,002)
Total Borrowed Bonds — (0.7)%
(Proceeds: $(276,519,494)) ........................
(254,356,685)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(w)
4.00% ,  10/25/54 - 11/25/54 ..... USD (355,307) (341,341,153)
4.50% ,  10/25/54 - 11/25/54 ..... (2,058,127) (2,023,563,719)
5.50% ,  10/25/54 ............ (683,874) (691,792,905)
6.00% ,  10/25/54 ............ (233,500) (238,643,750)
6.50% ,  10/25/54 - 11/25/54 ..... (393,676) (405,671,004)
Total TBA Sale Commitments — (9.3)%
(Proceeds: $(3,714,829,732)) ....................... (3,701,012,531)
Shares
Shares
Investments Sold Short
Investment Companies
iShares iBoxx $ High Yield Corporate
Bond ETF
(t)
................ (1,608,000) (129,122,400)
Total Investment Companies
— (0.3)%
(Proceeds: $(127,375,354)) ........................ (129,122,400)
Total Investments Sold Short — (0.3)%
(Proceeds: $(127,375,354) ) ........................ (129,122,400)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 117.9%
(Cost: $46,721,744,846) ........................... 46,965,640,986
Liabilities in Excess of Other Assets — (17.9)% ........... (7,129,990,194)
Net Assets — 100.0% .............................. $ 39,835,650,792

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Zero-coupon bond.
(i)
Rounds to less than 1,000.
(j)
All or a portion of this security is on loan.
(k)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $378,175,225, representing 0.95% of its net assets as of period end, and an original cost of $367,362,321.
(m)
All or a portion of the security is held by a wholly-owned subsidiary.
(n)
Investment does not issue shares.
(o)
Perpetual security with no stated maturity date.
(p)
Convertible security.
(q)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
Represents or includes a TBA transaction.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 220,882,899
(a)
$ — $ 17,806 $ 58,615 $ 220,959,320 220,782,694 $ 630,460
(b)
$ —
BlackRock Liquid
Environmentally Aware
Fund, Class Direct
(c)
..... 394,464,458 — (394,347,381) 39,657 (156,734) — — 5,190,859 —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,717,704,758 — (387,845,688)
(a)
— — 1,329,859,070 1,329,859,070 69,841,925 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 206,038,791 — (206,049,737)
(a)
112,082 (101,136) — — — —
BlackRock AAA CLO ETF ... — 10,366,500 — — 27,500 10,394,000 200,000 82,075 —
iShares 0-5 Year TIPS Bond
ETF ................ 39,602,617 — — — 1,096,614 40,699,231 401,690 803,311 —
iShares 20+ Year Treasury
Bond ETF
(c)
.......... 10,184,640 — (10,194,481) (708,429) 718,270 — — 220,397 —
iShares Biotechnology ETF .. — 24,338,654 — — 427,906 24,766,560 170,100 34,101 —
iShares Bitcoin Trust ETF ... — 74,503,385 — — 2,818,247 77,321,632 2,140,095 — —
iShares Broad USD High Yield
Corporate Bond ETF .... — 193,773,399 — — 2,735,957 196,509,356 5,219,372 273,788 —
iShares China Large-Cap ETF
(c)
— 6,176,652 (5,988,143) (188,509) — — — 1,596 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 147,927,632 120,911,925 (244,272,143) 3,051,932 (6,546,429) 21,072,917 186,519 1,785,378 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 83,325,516 — (82,388,403) 5,780,048 (6,717,161) — — 1,046,508 —
iShares Latin America 40 ETF 15,578,107 — (5,265,151) (95,952) (1,883,311) 8,333,693 321,640 354,859 —
iShares MSCI Brazil ETF ... 17,367,219 — (5,604,619) (453,448) (2,519,245) 8,789,907 298,064 454,228 —
iShares Russell 2000 ETF
(c)
.. — 1,567,764 (1,459,090) — (108,674) — — — —
iShares Russell Mid-Cap
Growth ETF .......... 10,003,716 — (5,069,214) 503,469 178,226 5,616,197 47,883 29,295 —
iShares U.S. Real Estate ETF
(c)
— 5,705,382 (6,138,429) 433,047 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... — 91,366,629 (219,339,397) 597,414 (1,747,046) (129,122,400) (1,608,000) 837,750 —
$ 9,089,117 $ (11,718,401) $ 1,815,199,483 $ 81,586,530 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... (2.50) % 09/26/24 10/22/24   $ 1,195,719 $ 1,195,304 Corporate Bonds Up to 30 Days

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 135 10/16/24 $ 2,544 $ (19,866)
CME Bitcoin
(a)
............................................................ 37 10/25/24 11,793 (23,970)
CBOE Volatility Index ....................................................... 85 11/20/24 1,538 (93,835)
Euro-Bobl ............................................................... 11,730 12/06/24 1,567,523 8,038,077
Euro-Schatz ............................................................. 121 12/06/24 14,436 4,942
OSE Nikkei 225 Index ....................................................... 71 12/12/24 18,912 1,153,328
Australia 10-Year Bond ...................................................... 3,406 12/16/24 274,083 (2,812,773)
Australia 3-Year Bond ....................................................... 281 12/16/24 20,822 (5,891)
ECX Emission
(a)
........................................................... 108 12/16/24 7,882 (362,939)
Korea 3-Year Bond ......................................................... 1,926 12/17/24 156,634 25,762
U.S. Treasury Long Bond ..................................................... 870 12/19/24 108,179 (296,991)
EURO STOXX Banks ....................................................... 2,490 12/20/24 20,086 155,897
MSCI Emerging Markets Index ................................................. 208 12/20/24 12,196 697,763
Long Gilt ................................................................ 1,564 12/27/24 205,816 (1,735,373)
U.S. Treasury 5-Year Note .................................................... 118,885 12/31/24 13,071,777 (7,159,267)
3-mo. SONIA Index ......................................................... 590 03/18/25 188,346 437,303
CBOE Volatility Index ....................................................... 10 03/18/25 190 (4,280)
CBOE Volatility Index ....................................................... 20 05/21/25 384 (2,487)
3-mo. SONIA Index ......................................................... 368 09/16/25 118,430 (57,481)
3-mo. EURIBOR .......................................................... 3,969 12/15/25 1,084,531 285,819
3-mo. SONIA Index ......................................................... 6,112 03/17/26 1,972,381 (1,545,067)
3-mo. SONIA Index ......................................................... 170 03/16/27 54,871 (31,579)
(3,352,908)
Short Contracts
Euro-BTP ............................................................... 1,739 12/06/24 235,138 (3,819,116)
Euro-Bund .............................................................. 4,024 12/06/24 604,349 (679,294)
Euro-Buxl ............................................................... 1,468 12/06/24 222,696 162,678
Euro-OAT ............................................................... 1,433 12/06/24 202,328 151,960
TOPIX Index ............................................................. 219 12/12/24 40,695 (1,716,377)
Japan 10-Year Bond ........................................................ 133 12/13/24 133,856 (114,987)
Korea 10-Year Bond ........................................................ 602 12/17/24 54,036 (46,379)
CBOE Volatility Index ....................................................... 32 12/18/24 576 3,330
U.S. Treasury 10-Year Note ................................................... 37,978 12/19/24 4,343,734 14,060,753
U.S. Treasury 10-Year Ultra Note ............................................... 13,311 12/19/24 1,576,730 3,030,139
U.S. Treasury Ultra Bond ..................................................... 9,798 12/19/24 1,305,890 5,492,942
EURO STOXX 50 Index ..................................................... 1,068 12/20/24 59,894 (1,929,051)
FTSE 100 Index ........................................................... 30 12/20/24 3,332 (962)
Nasdaq-100 E-Mini Index ..................................................... 150 12/20/24 60,784 (992,846)
Russell 2000 E-Mini Index .................................................... 377 12/20/24 42,397 (386,996)
S&P 500 E-Mini Index ....................................................... 491 12/20/24 142,740 (2,228,575)
U.S. Treasury 2-Year Note .................................................... 65,771 12/31/24 13,698,352 (19,014,591)
CBOE Volatility Index ....................................................... 10 01/22/25 186 (3,917)
CBOE Volatility Index ....................................................... 10 02/19/25 189 4,395
3-mo. SOFR ............................................................. 5,559 03/18/25 1,333,604 (1,465,893)
3-mo. SOFR ............................................................. 6,589 03/17/26 1,597,997 2,135,766
(7,357,021)
$ (10,709,929)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 2,744,456 USD 2,959,027 Commonwealth Bank of Australia 10/01/24 $ 95,964
EUR 4,784,594 USD 5,254,469 Goldman Sachs International 10/01/24 71,502
BRL 51,515,532 EUR 8,407,542 Citibank NA 10/02/24 97,527
BRL 110,843,001 USD 19,798,000 Bank of America NA 10/02/24 548,752
BRL 109,209,336 USD 19,688,000 Barclays Bank plc 10/02/24 358,870
BRL 132,970,383 USD 23,707,000 BNP Paribas SA 10/02/24 701,536
BRL 44,124,350 USD 7,820,000 Citibank NA 10/02/24 279,629
BRL 197,900,529 USD 35,606,000 Goldman Sachs International 10/02/24 721,355
BRL 155,609,650 USD 27,504,000 HSBC Bank plc 10/02/24 1,060,284
BRL 401,744,600 USD 69,816,444 JPMorgan Chase Bank NA 10/02/24 3,929,283
BRL 153,427,237 USD 27,789,000 Toronto Dominion Bank 10/02/24 374,672
USD 29,492,000 BRL 160,077,274 Bank of America NA 10/02/24 107,622
USD 11,964,000 BRL 65,028,767 Barclays Bank plc 10/02/24 27,079
USD 17,946,000 BRL 97,473,699 Citibank NA 10/02/24 53,367
USD 7,758,000 BRL 42,017,018 Goldman Sachs International 10/02/24 45,201
USD 55,073,152 BRL 286,931,123 JPMorgan Chase Bank NA 10/02/24 2,403,012
USD 36,328,787 BRL 184,681,024 Morgan Stanley & Co. International plc 10/02/24 2,428,054
TRY 276,254,160 USD 7,840,000 Barclays Bank plc 10/07/24 198,113
CNY 67,490,000 USD 9,372,201 BNP Paribas SA 10/16/24 271,254
CNY 465,190,000 USD 64,248,325 JPMorgan Chase Bank NA 10/16/24 2,221,359
THB 540,900,000 USD 15,264,569 Deutsche Bank AG 10/16/24 1,562,270
EUR 3,102,309 USD 3,401,588 Barclays Bank plc 10/17/24 54,013
EUR 12,553,281 USD 13,753,872 Deutsche Bank AG 10/17/24 228,980
EUR 2,843,323 USD 3,113,299 State Street Bank and Trust Co. 10/17/24 53,821
USD 2,797,495 EUR 2,509,897 Morgan Stanley & Co. International plc 10/17/24 1,770
USD 332,709 EUR 297,870 Morgan Stanley & Co. International plc 10/18/24 902
TRY 214,345,781 USD 6,081,594 Barclays Bank plc 10/23/24 43,409
TRY 284,796,068 USD 7,596,000 BNP Paribas SA 10/23/24 542,144
TRY 282,863,775 USD 7,545,046 Citibank NA 10/23/24 537,882
TRY 561,191,694 USD 15,411,850 Goldman Sachs International 10/23/24 624,393
TRY 632,320,784 USD 17,057,480 UBS AG 10/23/24 1,011,301
USD 3,173,493 COP 13,343,429,000 Morgan Stanley & Co. International plc 10/23/24 10,420
USD 17,194,539 COP 71,967,741,148 Societe Generale SA 10/23/24 134,514
AUD 5,790,000 USD 3,985,604 BNP Paribas SA 10/24/24 18,823
AUD 1,223,373 USD 836,331 JPMorgan Chase Bank NA 10/24/24 9,767
AUD 5,732,237 USD 3,880,163 Societe Generale SA 10/24/24 84,315
BRL 475,686,939 USD 86,389,579 Citibank NA 10/24/24 692,921
BRL 186,169,863 USD 33,804,048 Goldman Sachs International 10/24/24 277,479
CLP 7,200,639,800 USD 7,765,000 Barclays Bank plc 10/24/24 240,448
CLP 3,987,666,266 USD 4,293,353 Deutsche Bank AG 10/24/24 140,011
CLP 11,562,633,972 USD 12,495,957 Morgan Stanley & Co. International plc 10/24/24 359,021
CNY 218,181,837 USD 30,896,267 Bank of America NA 10/24/24 303,168
CNY 111,551,202 USD 15,880,531 Citibank NA 10/24/24 71,001
CNY 46,430,742 USD 6,597,584 UBS AG 10/24/24 41,891
EUR 5,308,977 USD 5,913,612 Toronto Dominion Bank 10/24/24 1,936
GBP 907,564 USD 1,207,981 JPMorgan Chase Bank NA 10/24/24 5,374
GBP 4,283,094 USD 5,658,136 Morgan Stanley & Co. International plc 10/24/24 68,085
IDR 415,004,236,640 USD 26,990,390 Citibank NA 10/24/24 297,799
INR 596,337,769 USD 7,108,399 Goldman Sachs International 10/24/24 967
JPY 1,132,431,278 USD 7,901,162 Bank of America NA 10/24/24 4,445
KRW 4,769,617,076 USD 3,592,066 BNP Paribas SA 10/24/24 27,906
KRW 10,477,285,666 USD 7,902,018 Citibank NA 10/24/24 49,875
MYR 265,377,231 USD 62,733,337 Barclays Bank plc 10/24/24 1,582,917
NOK 41,925,492 USD 3,970,000 JPMorgan Chase Bank NA 10/24/24 3,866
NOK 80,701,400 USD 7,615,000 Morgan Stanley & Co. International plc 10/24/24 34,203
PEN 83,432,047 USD 22,175,541 BNP Paribas SA 10/24/24 323,020
RON 6,804,477 USD 1,520,399 HSBC Bank plc 10/24/24 1,468
SGD 10,238,361 USD 7,916,738 Barclays Bank plc 10/24/24 58,898
SGD 2,173,829 USD 1,685,831 Toronto Dominion Bank 10/24/24 7,572
THB 257,747,717 USD 7,945,000 Citibank NA 10/24/24 78,144
THB 1,326,765,618 USD 39,802,173 HSBC Bank plc 10/24/24 1,497,248
THB 280,323,499 USD 8,519,746 Societe Generale SA 10/24/24 206,134
TWD 349,844,938 USD 11,044,131 Citibank NA 10/24/24 24,628

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TWD 74,861,135 USD 2,339,681 HSBC Bank plc 10/24/24 $ 28,854
USD 7,922,268 BRL 43,144,672 Citibank NA 10/24/24 23,910
USD 302,961 HUF 107,517,345 Barclays Bank plc 10/24/24 1,992
USD 7,940,266 IDR 120,675,765,655 Citibank NA 10/24/24 5,352
USD 31,579,000 JPY 4,502,340,240 Deutsche Bank AG 10/24/24 147,749
USD 53,710,639 MXN 944,679,528 Bank of America NA 10/24/24 5,905,235
USD 25,617,743 MXN 498,949,475 Goldman Sachs International 10/24/24 368,460
USD 363,870 PLN 1,394,248 Natwest Markets plc 10/24/24 1,815
USD 80,116,080 PLN 307,419,515 Societe Generale SA 10/24/24 286,038
USD 7,945,000 ZAR 137,404,405 UBS AG 10/24/24 7,882
ZAR 200,937,722 USD 11,540,849 Morgan Stanley & Co. International plc 10/24/24 66,250
ZAR 270,030,953 USD 15,348,237 UBS AG 10/24/24 250,008
AUD 8,191,923 EUR 5,004,000 Morgan Stanley & Co. International plc 10/25/24 89,730
AUD 23,241,000 USD 15,871,088 Bank of America NA 10/25/24 202,924
AUD 11,612,000 USD 7,993,352 BNP Paribas SA 10/25/24 37,775
CLP 10,552,088,070 USD 11,379,000 Barclays Bank plc 10/25/24 352,389
CNY 83,940,836 USD 11,951,000 Citibank NA 10/25/24 53,478
GBP 35,159,000 USD 46,661,534 Barclays Bank plc 10/25/24 343,756
IDR 814,039,200,000 USD 53,520,000 Barclays Bank plc 10/25/24 5,520
KRW 4,652,200,000 USD 3,500,000 Barclays Bank plc 10/25/24 31,001
NOK 84,399,206 USD 7,992,000 JPMorgan Chase Bank NA 10/25/24 7,791
PEN 41,912,293 USD 11,165,000 Barclays Bank plc 10/25/24 137,009
SGD 15,413,234 USD 11,941,000 JPMorgan Chase Bank NA 10/25/24 66,545
THB 441,449,199 USD 13,321,500 Bank of America NA 10/25/24 420,929
THB 512,103,900 USD 15,835,000 Morgan Stanley & Co. International plc 10/25/24 106,929
THB 518,672,310 USD 15,847,000 Nomura International plc 10/25/24 299,405
TRY 280,430,921 USD 7,949,849 Barclays Bank plc 10/25/24 44,994
TWD 222,777,126 USD 7,029,000 HSBC Bank plc 10/25/24 20,656
USD 7,924,000 COP 33,051,004,000 Citibank NA 10/25/24 91,474
USD 27,711,000 COP 116,372,344,500 Deutsche Bank AG 10/25/24 132,733
USD 7,986,000 COP 33,425,403,000 Societe Generale SA 10/25/24 64,748
USD 11,956,393 EUR 10,688,000 Goldman Sachs International 10/25/24 46,677
USD 75,248,354 EUR 67,445,263 Morgan Stanley & Co. International plc 10/25/24 93,607
USD 11,979,239 GBP 8,945,000 Goldman Sachs International 10/25/24 20,357
USD 26,760,000 IDR 406,723,902,000 Citibank NA 10/25/24 16,683
USD 31,944,000 MXN 627,501,042 Goldman Sachs International 10/25/24 194,677
USD 31,870,000 PLN 122,355,304 Barclays Bank plc 10/25/24 97,810
USD 7,875,596 PLN 30,221,486 BNP Paribas SA 10/25/24 27,936
USD 173,241,071 PLN 666,075,536 UBS AG 10/25/24 280,211
USD 11,988,000 ZAR 207,343,249 UBS AG 10/25/24 12,006
ZAR 278,043,627 EUR 14,200,000 Nomura International plc 10/25/24 236,433
ZAR 272,846,652 USD 15,756,000 Bank of America NA 10/25/24 3,422
ZAR 275,019,931 USD 15,847,000 HSBC Bank plc 10/25/24 37,949
ZAR 61,886,199 USD 3,526,896 Nomura International plc 10/25/24 47,605
TRY 421,670,232 USD 11,367,000 Barclays Bank plc 10/28/24 612,580
TRY 707,889,525 USD 18,991,000 Citibank NA 10/28/24 1,120,022
USD 118,313,757 MXN 2,319,925,119 State Street Bank and Trust Co. 10/28/24 992,560
HKD 1,142,514,750 USD 146,900,000 UBS AG 11/01/24 129,439
USD 11,979,000 BRL 65,220,264 Bank of America NA 11/04/24 54,894
HKD 1,143,102,350 USD 146,900,000 HSBC Bank plc 11/05/24 216,034
TRY 719,405,395 USD 19,776,000 UBS AG 11/12/24 324,933
TRY 958,443,376 USD 26,276,000 Barclays Bank plc 11/18/24 328,043
KRW 152,458,890,000 USD 114,415,677 Citibank NA 11/20/24 1,454,909
TRY 859,758,000 USD 23,658,267 UBS AG 11/20/24 153,928
TWD 1,473,900,000 USD 46,074,550 Bank of America NA 11/20/24 748,828
USD 70,750,371 COP 297,052,509,530 Citibank NA 11/20/24 582,410
USD 15,622,936 COP 65,061,718,887 JPMorgan Chase Bank NA 11/20/24 254,447
USD 39,143,701 CZK 877,544,237 Bank of America NA 11/20/24 361,356
USD 8,427,693 CZK 189,939,317 BNP Paribas SA 11/20/24 33,481
USD 8,021,954 HUF 2,833,268,265 HSBC Bank plc 11/20/24 98,779
USD 1,753,005 HUF 623,079,590 Nomura International plc 11/20/24 10,576
USD 15,373,183 IDR 233,933,723,510 HSBC Bank plc 11/20/24 1,866
USD 31,988,724 IDR 486,052,673,877 Morgan Stanley & Co. International plc 11/20/24 51,175

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 42,029,057 MXN 821,300,311 BNP Paribas SA 11/20/24 $ 642,473
USD 15,281,661 MXN 299,168,978 Goldman Sachs International 11/20/24 206,077
USD 38,519,858 PLN 147,839,909 Barclays Bank plc 11/20/24 156,918
USD 14,063,950 PLN 54,113,536 Morgan Stanley & Co. International plc 11/20/24 22,043
USD 12,772,577 BRL 69,867,547 BNP Paribas SA 11/21/24 22,838
USD 24,078,735 COP 101,549,659,000 Deutsche Bank AG 11/27/24 111,188
USD 56,961,626 CZK 1,282,263,160 Barclays Bank plc 11/27/24 286,341
TRY 344,685,936 USD 8,608,882 Barclays Bank plc 12/04/24 792,045
TRY 800,450,064 USD 20,585,696 Goldman Sachs International 12/04/24 1,245,689
TRY 648,692,000 USD 15,166,064 BNP Paribas SA 12/06/24 2,489,055
TRY 609,454,000 USD 14,673,264 UBS AG 12/06/24 1,913,935
AUD 54,284,844 EUR 33,622,000 JPMorgan Chase Bank NA 12/18/24 14,099
AUD 23,659,734 NZD 25,705,000 Barclays Bank plc 12/18/24 37,739
AUD 8,240,000 NZD 8,962,129 Citibank NA 12/18/24 6,902
AUD 3,069,077 USD 2,100,000 HSBC Bank plc 12/18/24 23,500
AUD 54,333,804 USD 37,040,645 JPMorgan Chase Bank NA 12/18/24 553,005
BRL 140,460,749 EUR 22,708,995 Citibank NA 12/18/24 188,775
BRL 37,794,631 USD 6,729,238 Citibank NA 12/18/24 145,092
BRL 199,295,895 USD 34,890,127 JPMorgan Chase Bank NA 12/18/24 1,359,089
CAD 2,720,927 CHF 1,681,125 BNP Paribas SA 12/18/24 12,198
CAD 2,543,807 EUR 1,682,529 BNP Paribas SA 12/18/24 5,820
CAD 17,069,863 USD 12,600,000 BNP Paribas SA 12/18/24 47,015
CAD 7,559,578 USD 5,590,000 Goldman Sachs International 12/18/24 10,871
CAD 20,539,490 USD 15,150,000 JPMorgan Chase Bank NA 12/18/24 67,652
CHF 3,362,791 CAD 5,407,286 BNP Paribas SA 12/18/24 1,861
CHF 8,832,789 USD 10,500,000 BNP Paribas SA 12/18/24 27,783
CHF 3,527,848 USD 4,200,000 JPMorgan Chase Bank NA 12/18/24 4,835
CNY 272,600,000 USD 38,563,857 BNP Paribas SA 12/18/24 587,755
CNY 139,470,000 USD 20,008,040 JPMorgan Chase Bank NA 12/18/24 23,051
EUR 24,039,066 USD 26,808,354 JPMorgan Chase Bank NA 12/18/24 36,062
GBP 8,600,469 EUR 10,210,000 HSBC Bank plc 12/18/24 94,868
GBP 4,288,052 EUR 5,100,000 JPMorgan Chase Bank NA 12/18/24 36,734
GBP 2,117,571 JPY 397,500,000 Credit Agricole Corporate & Investment Bank SA 12/18/24 35,020
GBP 2,145,272 JPY 397,500,000 Deutsche Bank AG 12/18/24 72,049
GBP 2,101,953 SEK 28,130,291 JPMorgan Chase Bank NA 12/18/24 29,085
GBP 8,360,000 USD 11,138,212 HSBC Bank plc 12/18/24 36,722
GBP 13,901,123 USD 18,450,000 JPMorgan Chase Bank NA 12/18/24 131,832
GBP 5,108,757 USD 6,750,000 Morgan Stanley & Co. International plc 12/18/24 78,950
INR 1,233,491,000 USD 14,631,534 Royal Bank of Canada 12/18/24 32,462
JPY 3,599,563,692 USD 25,222,625 BNP Paribas SA 12/18/24 92,653
JPY 8,484,023,990 USD 59,570,579 Citibank NA 12/18/24 96,493
MXN 113,400,000 USD 5,633,937 JPMorgan Chase Bank NA 12/18/24 55,958
MXN 452,036,435 USD 22,504,873 Morgan Stanley & Co. International plc 12/18/24 176,253
NOK 1,052,790,000 SEK 1,005,235,041 Barclays Bank plc 12/18/24 438,698
NOK 568,800,000 SEK 541,484,214 HSBC Bank plc 12/18/24 397,436
NOK 627,725,000 SEK 599,223,900 JPMorgan Chase Bank NA 12/18/24 276,055
NOK 52,100,000 SEK 49,895,962 Morgan Stanley & Co. International plc 12/18/24 6,948
NZD 18,030,933 AUD 16,480,000 Barclays Bank plc 12/18/24 53,974
NZD 19,363,715 USD 12,204,172 BNP Paribas SA 12/18/24 99,167
NZD 2,941,887 USD 1,850,000 Citibank NA 12/18/24 19,220
NZD 48,809,275 USD 30,667,957 JPMorgan Chase Bank NA 12/18/24 344,534
SEK 58,700,000 EUR 5,145,760 Morgan Stanley & Co. International plc 12/18/24 56,115
SEK 28,837,731 NOK 29,800,000 BNP Paribas SA 12/18/24 25,521
SEK 29,087,228 NOK 30,100,000 Citibank NA 12/18/24 21,744
SEK 53,231,358 NOK 54,900,000 Deutsche Bank AG 12/18/24 57,310
SEK 52,550,810 NOK 54,700,000 JPMorgan Chase Bank NA 12/18/24 8,999
SEK 56,922,381 NOK 58,800,000 JPMorgan Chase Bank NA 12/18/24 52,441
SEK 104,449,896 NOK 107,800,000 UBS AG 12/18/24 105,256
SEK 85,286,040 USD 8,400,000 Barclays Bank plc 12/18/24 30,364
SEK 85,132,349 USD 8,400,000 Goldman Sachs International 12/18/24 15,172
SEK 213,308,923 USD 21,029,000 HSBC Bank plc 12/18/24 56,184
SEK 18,733,208 USD 1,850,000 JPMorgan Chase Bank NA 12/18/24 1,742
USD 8,400,000 AUD 12,098,436 JPMorgan Chase Bank NA 12/18/24 29,072

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,600,000 AUD 8,074,016 Morgan Stanley & Co. International plc 12/18/24 $ 13,575
USD 8,400,000 CAD 11,288,039 HSBC Bank plc 12/18/24 36,722
USD 7,450,000 CAD 10,012,001 JPMorgan Chase Bank NA 12/18/24 32,135
USD 33,593,171 CAD 45,248,221 Morgan Stanley & Co. International plc 12/18/24 68,887
USD 4,200,000 CAD 5,665,808 Royal Bank of Canada 12/18/24 2,218
USD 3,350,000 CHF 2,797,581 JPMorgan Chase Bank NA 12/18/24 15,569
USD 8,400,000 CHF 7,038,984 JPMorgan Chase Bank NA 12/18/24 10,249
USD 4,200,000 CHF 3,504,141 Morgan Stanley & Co. International plc 12/18/24 23,421
USD 29,160,601 EUR 26,041,696 Barclays Bank plc 12/18/24 79,849
USD 30,510,646 EUR 27,204,984 BNP Paribas SA 12/18/24 130,851
USD 94,641,000 EUR 84,636,000 Commonwealth Bank of Australia 12/18/24 128,011
USD 180,739,902 EUR 161,257,000 Deutsche Bank AG 12/18/24 664,269
USD 7,100,000 EUR 6,347,435 HSBC Bank plc 12/18/24 11,822
USD 50,482,104 EUR 45,015,217 JPMorgan Chase Bank NA 12/18/24 213,626
USD 99,356,287 EUR 88,712,000 Natwest Markets plc 12/18/24 291,629
USD 2,217,685 EUR 1,980,000 Royal Bank of Canada 12/18/24 6,620
USD 4,200,000 GBP 3,141,281 BNP Paribas SA 12/18/24 1,004
USD 5,658,268 GBP 4,216,000 Deutsche Bank AG 12/18/24 22,680
USD 35,323,391 GBP 26,406,000 HSBC Bank plc 12/18/24 26,107
USD 1,700,000 GBP 1,267,606 JPMorgan Chase Bank NA 12/18/24 5,572
USD 5,084,160 GBP 3,802,000 Natwest Markets plc 12/18/24 1,971
USD 18,304,571 GBP 13,672,000 State Street Bank and Trust Co. 12/18/24 29,009
USD 3,750,000 GBP 2,801,851 Toronto Dominion Bank 12/18/24 4,725
USD 1,076,582 HKD 8,355,000 Commonwealth Bank of Australia 12/18/24 705
USD 14,422,325 JPY 2,030,000,000 Citibank NA 12/18/24 145,591
USD 535,112 JPY 75,753,000 Goldman Sachs International 12/18/24 2,351
USD 22,126,553 JPY 3,130,000,000 HSBC Bank plc 12/18/24 113,657
USD 18,505,457 JPY 2,621,364,973 JPMorgan Chase Bank NA 12/18/24 69,727
USD 12,877,740 JPY 1,794,650,275 JPMorgan Chase Bank NA 12/18/24 256,191
USD 107,687,152 JPY 15,120,924,763 Morgan Stanley & Co. International plc 12/18/24 1,343,593
USD 290,979,305 JPY 40,698,531,373 Royal Bank of Canada 12/18/24 4,751,661
USD 38,744,072 MXN 770,270,895 Citibank NA 12/18/24 95,392
USD 2,905,151 MXN 57,200,000 State Street Bank and Trust Co. 12/18/24 35,116
USD 8,407,542 NOK 88,406,145 JPMorgan Chase Bank NA 12/18/24 26,657
USD 2,800,000 NOK 29,352,252 Morgan Stanley & Co. International plc 12/18/24 17,412
USD 3,750,000 NOK 39,089,441 Toronto Dominion Bank 12/18/24 44,329
USD 6,700,000 NZD 10,528,822 JPMorgan Chase Bank NA 12/18/24 10,186
USD 7,000,000 NZD 10,995,536 Morgan Stanley & Co. International plc 12/18/24 13,644
USD 4,200,000 SEK 42,419,110 BNP Paribas SA 12/18/24 6,951
USD 1,400,000 SEK 14,058,069 Morgan Stanley & Co. International plc 12/18/24 10,386
USD 1,850,000 SEK 18,655,322 Toronto Dominion Bank 12/18/24 5,957
USD 4,204,002 ZAR 73,069,759 HSBC Bank plc 12/18/24 2,753
ZAR 382,174,987 USD 21,174,109 Goldman Sachs International 12/18/24 799,582
ZAR 192,336,174 USD 10,935,600 HSBC Bank plc 12/18/24 123,040
ZAR 102,493,490 USD 5,888,400 JPMorgan Chase Bank NA 12/18/24 4,608
CNY 248,466,540 USD 35,546,000 Morgan Stanley & Co. International plc 01/27/25 235,629
USD 41,602,167 HKD 322,491,678 Citibank NA 02/04/25 54,707
HKD 804,026,372 USD 103,550,263 HSBC Bank plc 05/16/25 160,151
KRW 152,458,890,000 USD 112,934,184 Standard Chartered Bank 05/20/25 3,831,945
HKD 648,583,982 USD 83,550,263 HSBC Bank plc 05/29/25 122,522
USD 38,412,822 HKD 297,200,000 HSBC Bank plc 08/07/25 41,845
73,816,094
USD 11,041,185 EUR 10,252,033 JPMorgan Chase Bank NA 10/01/24 (370,865)
USD 12,334,610 EUR 11,453,227 Natwest Markets plc 10/01/24 (414,549)
BRL 64,986,075 USD 11,979,000 Bank of America NA 10/02/24 (49,915)
BRL 69,867,547 USD 12,843,535 BNP Paribas SA 10/02/24 (18,389)
USD 7,924,000 BRL 43,705,614 Barclays Bank plc 10/02/24 (98,765)
USD 43,463,000 BRL 243,053,470 BNP Paribas SA 10/02/24 (1,152,796)
USD 11,941,000 BRL 65,962,084 Citibank NA 10/02/24 (167,245)
USD 43,403,000 BRL 237,261,016 Goldman Sachs International 10/02/24 (149,512)
USD 14,049,088 TRY 497,464,150 Barclays Bank plc 10/07/24 (425,528)
USD 11,646,439 TRY 405,048,707 HSBC Bank plc 10/07/24 (139,183)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 55,540,895 CNY 399,900,000 Citibank NA 10/16/24 $ (1,599,685)
USD 18,583,035 CNY 132,780,000 Royal Bank of Canada 10/16/24 (389,524)
USD 101,917,492 COP 435,442,481,669 Morgan Stanley & Co. International plc 10/16/24 (1,407,784)
USD 15,011,240 THB 540,900,000 Goldman Sachs International 10/16/24 (1,815,599)
USD 16,709,155 EUR 15,248,024 Deutsche Bank AG 10/17/24 (275,316)
USD 18,297,376 EUR 16,703,005 Toronto Dominion Bank 10/17/24 (307,770)
USD 14,189,383 EUR 12,950,100 UBS AG 10/17/24 (235,475)
COP 427,639,359,000 USD 102,801,450 BNP Paribas SA 10/23/24 (1,429,111)
USD 107,873,139 COP 460,397,161,940 Morgan Stanley & Co. International plc 10/23/24 (1,264,468)
USD 15,422,975 TRY 556,058,398 Barclays Bank plc 10/23/24 (466,582)
USD 18,421,760 TRY 690,631,800 Citibank NA 10/23/24 (1,313,277)
USD 11,724,356 TRY 424,714,796 UBS AG 10/23/24 (412,013)
CNY 27,716,158 USD 3,970,000 JPMorgan Chase Bank NA 10/24/24 (6,662)
COP 80,469,201,611 USD 19,093,280 BNP Paribas SA 10/24/24 (20,711)
COP 15,094,722,294 USD 3,623,748 Deutsche Bank AG 10/24/24 (46,042)
CZK 95,727,182 USD 4,246,087 BNP Paribas SA 10/24/24 (17,651)
CZK 453,495,169 USD 20,246,152 UBS AG 10/24/24 (214,484)
EUR 1,028,634 GBP 860,486 Goldman Sachs International 10/24/24 (4,255)
EUR 4,845,197 GBP 4,085,412 Standard Chartered Bank 10/24/24 (63,154)
EUR 17,836,000 USD 19,924,694 HSBC Bank plc 10/24/24 (50,862)
HUF 1,879,492,449 USD 5,293,823 BNP Paribas SA 10/24/24 (32,627)
IDR 210,408,493,612 USD 13,837,202 Citibank NA 10/24/24 (2,002)
INR 126,539,019 USD 1,512,521 JPMorgan Chase Bank NA 10/24/24 (3,960)
JPY 4,498,886,445 USD 31,579,000 Bank of America NA 10/24/24 (171,860)
JPY 238,742,314 USD 1,670,075 HSBC Bank plc 10/24/24 (3,393)
KRW 5,176,500,055 USD 3,965,512 Morgan Stanley & Co. International plc 10/24/24 (36,730)
MXN 717,274,785 USD 37,695,501 Goldman Sachs International 10/24/24 (1,397,889)
MXN 230,540,813 USD 11,836,263 HSBC Bank plc 10/24/24 (169,771)
MXN 274,771,819 USD 14,439,400 UBS AG 10/24/24 (534,602)
NOK 17,049,597 USD 1,622,809 Goldman Sachs International 10/24/24 (6,780)
PLN 6,404,427 EUR 1,495,231 Goldman Sachs International 10/24/24 (2,979)
PLN 30,146,602 EUR 7,042,000 State Street Bank and Trust Co. 10/24/24 (18,171)
PLN 20,902,929 USD 5,435,622 BNP Paribas SA 10/24/24 (7,594)
RON 31,718,190 USD 7,107,982 UBS AG 10/24/24 (13,995)
USD 7,945,000 CLP 7,168,376,250 Goldman Sachs International 10/24/24 (24,578)
USD 9,571,237 JPY 1,374,752,183 Barclays Bank plc 10/24/24 (26,034)
USD 5,329,531 SEK 54,426,603 Bank of America NA 10/24/24 (35,757)
USD 1,146,207 SEK 11,702,307 Goldman Sachs International 10/24/24 (7,388)
USD 13,383,812 TWD 424,467,598 HSBC Bank plc 10/24/24 (45,936)
USD 13,010,303 ZAR 229,161,792 State Street Bank and Trust Co. 10/24/24 (227,149)
AUD 17,298,000 USD 11,982,844 Bank of America NA 10/25/24 (19,148)
AUD 11,539,000 USD 7,990,395 Barclays Bank plc 10/25/24 (9,756)
CHF 10,068,144 USD 11,982,000 JPMorgan Chase Bank NA 10/25/24 (51,877)
CNY 55,773,842 USD 7,992,000 Goldman Sachs International 10/25/24 (15,717)
COP 70,081,414,200 GBP 12,598,000 Deutsche Bank AG 10/25/24 (234,601)
COP 33,325,936,000 USD 7,988,000 Bank of America NA 10/25/24 (90,320)
COP 33,545,752,020 USD 7,986,000 Barclays Bank plc 10/25/24 (36,227)
COP 32,807,974,920 USD 7,924,000 JPMorgan Chase Bank NA 10/25/24 (149,068)
EUR 26,423,000 GBP 22,211,033 Morgan Stanley & Co. International plc 10/25/24 (251,362)
EUR 4,253,000 USD 4,744,966 BNP Paribas SA 10/25/24 (5,817)
EUR 21,542,000 USD 24,078,226 Commonwealth Bank of Australia 10/25/24 (73,819)
EUR 10,688,000 USD 11,997,047 Goldman Sachs International 10/25/24 (87,331)
HUF 9,418,962,159 USD 26,602,000 Barclays Bank plc 10/25/24 (236,931)
IDR 301,891,342,000 USD 19,969,000 HSBC Bank plc 10/25/24 (118,739)
JPY 2,848,501,456 USD 19,919,000 Bank of America NA 10/25/24 (30,182)
KRW 10,438,718,400 USD 7,988,000 Barclays Bank plc 10/25/24 (65,054)
KRW 10,426,736,400 USD 7,988,000 Morgan Stanley & Co. International plc 10/25/24 (74,149)
MXN 1,663,055,334 USD 85,440,000 Goldman Sachs International 10/25/24 (1,295,310)
MXN 307,686,986 USD 15,847,000 JPMorgan Chase Bank NA 10/25/24 (279,132)
MXN 232,384,405 USD 11,964,000 State Street Bank and Trust Co. 10/25/24 (206,175)
NOK 79,878,013 USD 7,615,000 State Street Bank and Trust Co. 10/25/24 (43,751)
PLN 21,359,785 EUR 4,988,000 State Street Bank and Trust Co. 10/25/24 (11,636)
PLN 85,618,348 USD 22,307,000 Barclays Bank plc 10/25/24 (74,352)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 60,708,366 USD 15,935,000 HSBC Bank plc 10/25/24 $ (170,765)
PLN 61,113,912 USD 15,935,000 UBS AG 10/25/24 (65,456)
SGD 10,214,008 USD 7,988,000 Bank of America NA 10/25/24 (30,866)
USD 31,958,683 AUD 46,496,000 Bank of America NA 10/25/24 (199,024)
USD 1,443,123 AUD 2,117,500 Natwest Markets plc 10/25/24 (21,389)
USD 3,960,000 CHF 3,345,513 Morgan Stanley & Co. International plc 10/25/24 (4,225)
USD 11,988,000 CLP 10,783,206,000 Barclays Bank plc 10/25/24 (337)
USD 7,992,000 CLP 7,210,861,920 Goldman Sachs International 10/25/24 (24,748)
USD 11,157,000 CNY 78,675,203 UBS AG 10/25/24 (94,433)
USD 19,919,000 JPY 2,862,155,731 BNP Paribas SA 10/25/24 (65,155)
USD 27,826,000 MXN 550,189,585 HSBC Bank plc 10/25/24 (11,638)
USD 14,745,000 SEK 149,724,323 Deutsche Bank AG 10/25/24 (15,386)
USD 31,682,000 THB 1,049,881,284 Bank of America NA 10/25/24 (1,001,079)
USD 7,059,099 TRY 250,225,300 Barclays Bank plc 10/25/24 (74,608)
USD 6,229,246 TRY 220,038,125 Goldman Sachs International 10/25/24 (43,851)
USD 7,051,224 TRY 250,225,300 HSBC Bank plc 10/25/24 (82,483)
USD 7,029,000 TWD 222,910,677 HSBC Bank plc 10/25/24 (24,882)
USD 15,952,000 ZAR 279,823,125 HSBC Bank plc 10/25/24 (210,378)
USD 15,651,000 ZAR 274,339,790 Morgan Stanley & Co. International plc 10/25/24 (194,665)
ZAR 205,242,542 USD 11,982,000 UBS AG 10/25/24 (127,341)
USD 45,047,326 TRY 1,589,976,919 UBS AG 10/28/24 (123,650)
USD 146,900,000 HKD 1,143,102,350 UBS AG 11/01/24 (205,057)
BRL 117,144,938 USD 21,516,000 Bank of America NA 11/04/24 (98,597)
BRL 108,545,945 USD 19,980,000 Goldman Sachs International 11/04/24 (134,736)
USD 146,900,000 HKD 1,142,439,831 UBS AG 11/05/24 (130,769)
HUF 8,953,551,899 USD 25,346,183 BNP Paribas SA 11/20/24 (307,763)
MXN 945,091,501 USD 48,363,923 BNP Paribas SA 11/20/24 (739,311)
PLN 309,195,950 USD 80,561,360 Barclays Bank plc 11/20/24 (328,183)
USD 111,889,863 KRW 152,458,890,000 Standard Chartered Bank 11/20/24 (3,980,723)
USD 12,233,472 MYR 51,286,383 Barclays Bank plc 11/20/24 (204,068)
USD 35,817,539 PEN 134,492,645 Barclays Bank plc 11/20/24 (440,755)
USD 6,312,190 THB 207,323,895 Goldman Sachs International 11/20/24 (152,437)
USD 29,009,413 THB 954,409,678 HSBC Bank plc 11/20/24 (750,315)
USD 23,678,404 TWD 749,090,000 Morgan Stanley & Co. International plc 11/20/24 (118,953)
USD 2,887,150 UYU 121,483,506 Citibank NA 11/20/24 (35,234)
USD 18,706,321 ZAR 325,642,720 State Street Bank and Trust Co. 11/20/24 (61,619)
USD 31,982,038 ZAR 562,672,793 UBS AG 11/20/24 (446,782)
USD 105,530,819 BRL 580,408,952 Deutsche Bank AG 11/21/24 (384,772)
USD 13,805,978 BRL 77,372,844 JPMorgan Chase Bank NA 11/21/24 (313,361)
USD 28,888,396 TRY 1,145,136,000 UBS AG 12/04/24 (2,343,925)
USD 31,996,063 TRY 1,258,146,000 Barclays Bank plc 12/06/24 (2,246,255)
USD 50,805,831 PEN 193,763,278 Goldman Sachs International 12/11/24 (1,425,457)
AUD 8,240,000 NZD 8,996,619 Deutsche Bank AG 12/18/24 (15,012)
AUD 31,672,726 NZD 34,575,579 JPMorgan Chase Bank NA 12/18/24 (54,257)
AUD 3,800,000 USD 2,635,002 HSBC Bank plc 12/18/24 (5,776)
CAD 2,694,802 CHF 1,681,666 JPMorgan Chase Bank NA 12/18/24 (7,803)
CAD 2,820,525 USD 2,100,000 BNP Paribas SA 12/18/24 (10,281)
CAD 28,236,096 USD 20,993,171 Citibank NA 12/18/24 (73,123)
CAD 13,606,370 USD 10,100,000 JPMorgan Chase Bank NA 12/18/24 (19,077)
CAD 5,652,751 USD 4,200,000 Morgan Stanley & Co. International plc 12/18/24 (11,892)
CAD 10,019,602 USD 7,450,000 Toronto Dominion Bank 12/18/24 (26,504)
CHF 5,604,778 USD 6,700,000 JPMorgan Chase Bank NA 12/18/24 (19,676)
CHF 3,506,345 USD 4,200,000 Morgan Stanley & Co. International plc 12/18/24 (20,795)
CHF 4,693,186 USD 5,600,000 Toronto Dominion Bank 12/18/24 (6,201)
CHF 7,032,522 USD 8,400,000 UBS AG 12/18/24 (17,951)
CNY 133,120,000 USD 19,124,629 JPMorgan Chase Bank NA 12/18/24 (5,544)
CNY 3,479,306 USD 500,000 State Street Bank and Trust Co. 12/18/24 (292)
EUR 33,622,000 AUD 54,296,215 JPMorgan Chase Bank NA 12/18/24 (21,967)
EUR 12,618,329 BRL 78,332,694 Barclays Bank plc 12/18/24 (156,769)
EUR 29,438,843 BRL 182,338,086 Citibank NA 12/18/24 (290,476)
EUR 1,682,529 CAD 2,536,516 Toronto Dominion Bank 12/18/24 (418)
EUR 2,000,000 GBP 1,696,275 Canadian Imperial Bank of Commerce 12/18/24 (34,036)
EUR 10,200,000 GBP 8,634,064 HSBC Bank plc 12/18/24 (150,943)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 5,110,000 GBP 4,329,050 Morgan Stanley & Co. International plc 12/18/24 $ (80,369)
EUR 5,167,315 SEK 58,700,000 Deutsche Bank AG 12/18/24 (32,045)
EUR 3,747,721 USD 4,200,000 BNP Paribas SA 12/18/24 (14,921)
EUR 9,900,000 USD 11,098,583 HSBC Bank plc 12/18/24 (43,257)
EUR 52,997,454 USD 59,266,545 JPMorgan Chase Bank NA 12/18/24 (84,307)
EUR 4,994,381 USD 5,600,000 Morgan Stanley & Co. International plc 12/18/24 (22,776)
EUR 3,352,222 USD 3,750,000 Toronto Dominion Bank 12/18/24 (6,575)
GBP 18,079,780 USD 24,226,626 Morgan Stanley & Co. International plc 12/18/24 (59,121)
JPY 397,500,000 GBP 2,178,730 Barclays Bank plc 12/18/24 (116,773)
JPY 397,500,000 GBP 2,177,311 Morgan Stanley & Co. International plc 12/18/24 (114,876)
JPY 1,535,000,000 USD 11,094,167 Barclays Bank plc 12/18/24 (298,705)
JPY 2,594,853,685 USD 18,505,457 BNP Paribas SA 12/18/24 (256,178)
JPY 1,973,000,000 USD 14,219,994 Citibank NA 12/18/24 (344,134)
JPY 2,601,000,000 USD 18,677,831 JPMorgan Chase Bank NA 12/18/24 (385,326)
JPY 2,042,350,623 USD 14,644,039 JPMorgan Chase Bank NA 12/18/24 (280,445)
JPY 395,987,359 USD 2,800,000 Morgan Stanley & Co. International plc 12/18/24 (15,071)
JPY 12,856,620,703 USD 90,856,627 State Street Bank and Trust Co. 12/18/24 (437,634)
MXN 789,766,893 USD 39,713,720 Morgan Stanley & Co. International plc 12/18/24 (86,820)
NOK 29,800,000 SEK 28,770,869 BNP Paribas SA 12/18/24 (18,912)
NOK 83,300,000 SEK 80,342,498 Goldman Sachs International 12/18/24 (44,880)
NOK 53,800,000 SEK 52,105,585 JPMorgan Chase Bank NA 12/18/24 (50,309)
NOK 58,100,000 SEK 56,110,810 Morgan Stanley & Co. International plc 12/18/24 (38,579)
NOK 30,200,000 SEK 29,231,969 UBS AG 12/18/24 (26,571)
NOK 211,580,759 USD 20,166,998 JPMorgan Chase Bank NA 12/18/24 (109,184)
NOK 51,552,057 USD 4,900,000 Morgan Stanley & Co. International plc 12/18/24 (12,875)
SEK 28,148,718 GBP 2,101,953 JPMorgan Chase Bank NA 12/18/24 (27,264)
SEK 100,560,683 NOK 105,125,000 Goldman Sachs International 12/18/24 (25,596)
SEK 51,002,212 USD 5,050,000 JPMorgan Chase Bank NA 12/18/24 (8,528)
SEK 14,097,180 USD 1,400,000 State Street Bank and Trust Co. 12/18/24 (6,520)
USD 719,627 AUD 1,059,000 Barclays Bank plc 12/18/24 (13,097)
USD 60,856,283 AUD 89,493,390 BNP Paribas SA 12/18/24 (1,064,343)
USD 27,120,656 AUD 40,086,000 Deutsche Bank AG 12/18/24 (614,914)
USD 43,039,925 AUD 64,023,690 JPMorgan Chase Bank NA 12/18/24 (1,258,172)
USD 78,707,049 AUD 116,769,000 Morgan Stanley & Co. International plc 12/18/24 (2,085,617)
USD 2,111,800 AUD 3,121,000 Natwest Markets plc 12/18/24 (47,625)
USD 5,600,000 AUD 8,146,995 Toronto Dominion Bank 12/18/24 (36,919)
USD 4,944,511 BRL 28,292,000 Bank of America NA 12/18/24 (201,419)
USD 6,729,238 BRL 37,311,875 Citibank NA 12/18/24 (57,285)
USD 5,590,000 CAD 7,564,970 Barclays Bank plc 12/18/24 (14,866)
USD 15,150,000 CAD 20,483,314 JPMorgan Chase Bank NA 12/18/24 (26,031)
USD 1,115,962 CAD 1,508,000 Natwest Markets plc 12/18/24 (1,311)
USD 3,119,142 CAD 4,229,000 Toronto Dominion Bank 12/18/24 (14,113)
USD 5,600,000 CHF 4,713,751 JPMorgan Chase Bank NA 12/18/24 (18,311)
USD 4,200,000 CHF 3,535,224 UBS AG 12/18/24 (13,626)
USD 72,665,942 CNY 513,088,840 Bank of America NA 12/18/24 (1,025,384)
USD 500,000 CNY 3,496,451 Bank of Montreal 12/18/24 (2,170)
USD 2,739,058 CNY 19,312,000 Barclays Bank plc 12/18/24 (34,588)
USD 28,474,508 CNY 200,629,272 HSBC Bank plc 12/18/24 (340,457)
USD 75,629,081 CNY 545,190,000 JPMorgan Chase Bank NA 12/18/24 (2,672,707)
USD 556,744 EUR 500,000 ANZ Banking Group Ltd. 12/18/24 (1,606)
USD 8,403,691,075 EUR 7,527,976,612 BNP Paribas SA 12/18/24 (2,797,646)
USD 464,983,971 EUR 416,424,000 Commonwealth Bank of Australia 12/18/24 (36,557)
USD 872,937 EUR 785,000 Credit Agricole Corporate & Investment Bank SA 12/18/24 (3,672)
USD 272,319,913 EUR 244,340,000 Deutsche Bank AG 12/18/24 (534,475)
USD 44,320,923 EUR 39,850,000 HSBC Bank plc 12/18/24 (179,557)
USD 105,066,002 EUR 94,731,964 Morgan Stanley & Co. International plc 12/18/24 (721,147)
USD 110,208,004 EUR 99,310,000 Natwest Markets plc 12/18/24 (691,437)
USD 252,369,398 EUR 228,088,303 Royal Bank of Canada 12/18/24 (2,336,726)
USD 55,291,564 EUR 49,673,800 Societe Generale SA 12/18/24 (179,150)
USD 21,827,402 EUR 19,563,000 Wells Fargo Bank NA 12/18/24 (18,593)
USD 2,254,026,379 GBP 1,715,311,909 Barclays Bank plc 12/18/24 (38,855,979)
USD 16,800,000 GBP 12,652,746 BNP Paribas SA 12/18/24 (113,110)
USD 2,214,487 GBP 1,670,000 Goldman Sachs International 12/18/24 (17,826)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 8,918,312 GBP 6,730,204 HSBC Bank plc 12/18/24 $ (78,050)
USD 19,724,223 GBP 14,863,506 JPMorgan Chase Bank NA 12/18/24 (144,041)
USD 44,399,946 GBP 33,987,255 Morgan Stanley & Co. International plc 12/18/24 (1,031,312)
USD 3,523,930 GBP 2,649,000 Natwest Markets plc 12/18/24 (17,027)
USD 6,198,184 GBP 4,664,000 Nomura International plc 12/18/24 (36,253)
USD 18,509,261 GBP 14,094,000 Royal Bank of Canada 12/18/24 (330,394)
USD 699,218 GBP 525,000 Toronto Dominion Bank 12/18/24 (2,557)
USD 59,905,809 GBP 45,157,000 UBS AG 12/18/24 (456,209)
USD 1,604,584 HKD 12,465,000 UBS AG 12/18/24 (539)
USD 78,462,217 IDR 1,216,046,665,868 BNP Paribas SA 12/18/24 (1,361,518)
USD 24,259,248 IDR 376,566,631,701 Citibank NA 12/18/24 (459,339)
USD 377,323 IDR 5,836,054,841 Goldman Sachs International 12/18/24 (5,767)
USD 54,462,223 IDR 841,740,887,000 Standard Chartered Bank 12/18/24 (791,332)
USD 18,269,044 INR 1,540,000,000 Bank of America NA 12/18/24 (38,795)
USD 169,248,741 INR 14,266,314,876 BNP Paribas SA 12/18/24 (352,163)
USD 48,209,256 INR 4,063,076,096 Goldman Sachs International 12/18/24 (93,434)
USD 13,000,000 INR 1,094,975,700 JPMorgan Chase Bank NA 12/18/24 (17,298)
USD 2,677,757 JPY 385,000,000 HSBC Bank plc 12/18/24 (29,899)
USD 56,179,313 KRW 74,644,329,000 Barclays Bank plc 12/18/24 (642,638)
USD 2,817,540 MXN 56,200,000 Citibank NA 12/18/24 (2,320)
USD 30,269,095 MYR 130,459,800 Goldman Sachs International 12/18/24 (1,493,846)
USD 20,179,865 MYR 86,973,200 Royal Bank of Canada 12/18/24 (995,429)
USD 8,409,456 NOK 89,696,180 Morgan Stanley & Co. International plc 12/18/24 (93,724)
USD 25,442,549 NZD 40,297,965 BNP Paribas SA 12/18/24 (162,017)
USD 4,200,000 NZD 6,699,462 Citibank NA 12/18/24 (56,712)
USD 14,723,103 NZD 23,737,713 Goldman Sachs International 12/18/24 (359,391)
USD 3,350,000 NZD 5,377,235 HSBC Bank plc 12/18/24 (66,593)
USD 20,286,385 NZD 32,369,701 JPMorgan Chase Bank NA 12/18/24 (280,711)
USD 1,850,000 NZD 2,926,451 Toronto Dominion Bank 12/18/24 (9,412)
USD 43,522,238 PHP 2,461,139,062 Citibank NA 12/18/24 (312,391)
USD 537,939 PHP 30,303,000 Royal Bank of Canada 12/18/24 (1,779)
USD 29,439,689 PHP 1,658,426,000 Standard Chartered Bank 12/18/24 (98,052)
USD 33,629,000 SEK 342,088,727 JPMorgan Chase Bank NA 12/18/24 (185,824)
USD 6,597,586 SGD 8,500,000 Bank of America NA 12/18/24 (41,669)
USD 35,030,650 SGD 45,380,000 HSBC Bank plc 12/18/24 (415,162)
USD 1,564,544 SGD 2,022,000 State Street Bank and Trust Co. 12/18/24 (14,818)
USD 75,269,678 THB 2,533,615,000 BNP Paribas SA 12/18/24 (3,878,570)
USD 60,410,721 THB 2,021,826,000 Citibank NA 12/18/24 (2,749,619)
USD 33,648,000 ZAR 600,118,809 JPMorgan Chase Bank NA 12/18/24 (856,678)
ZAR 102,237,345 USD 5,888,400 BNP Paribas SA 12/18/24 (10,119)
ZAR 116,903,246 USD 6,729,600 JPMorgan Chase Bank NA 12/18/24 (8,083)
USD 79,039,092 ZAR 1,397,322,839 Deutsche Bank AG 12/20/24 (1,287,792)
USD 35,546,000 CNY 249,070,822 Morgan Stanley & Co. International plc 01/27/25 (322,651)
COP 173,517,400,148 USD 43,619,256 Citibank NA 02/21/25 (3,127,409)
COP 216,233,070,000 USD 52,129,477 HSBC Bank plc 02/24/25 (1,690,302)
USD 106,187,173 HKD 825,000,000 HSBC Bank plc 03/19/25 (155,799)
USD 83,550,263 HKD 648,007,485 Deutsche Bank AG 05/16/25 (35,458)
USD 20,000,000 HKD 155,110,000 JPMorgan Chase Bank NA 05/16/25 (7,456)
USD 115,535,045 KRW 152,458,890,000 Citibank NA 05/20/25 (1,231,084)
USD 83,550,263 HKD 647,815,319 Bank of America NA 05/29/25 (23,358)
USD 83,709,532 HKD 649,000,000 Citibank NA 07/25/25 (70,232)
USD 153,458,492 HKD 1,188,800,000 HSBC Bank plc 08/07/25 (25,416)
(123,978,473)
$ (50,162,379)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Bank of America NA 10/11/24 CHF 0.97 CHF 0.97 EUR 790 $ 4,850
USD Currency ............... One-Touch HSBC Bank plc 10/18/24 PLN 4.25 PLN 4.25 USD 1,941 10,446
USD Currency ............... One-Touch Barclays Bank plc 10/18/24 CNH 7.30 CNH 7.30 USD 1,965 32,384
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/18/24 CNH 7.35 CNH 7.35 USD 3,910 40,057
USD Currency ............... One-Touch Barclays Bank plc 10/23/24 CNH 7.50 CNH 7.50 USD 5,454 6,419
USD Currency ............... Up and Out
Morgan Stanley & Co.
International plc 10/24/24 JPY 158.00 JPY 163.00 USD 105,131 1,008
USD Currency ............... Up and Out HSBC Bank plc 11/01/24 MXN 20.50 MXN 21.75 USD 41,556 78,709
USD Currency ............... One-Touch Bank of America NA 11/06/24 CNH 7.50 CNH 7.50 USD 5,835 32,614
USD Currency ............... One Touch HSBC Bank plc 11/27/24 SGD 1.32 SGD 1.32 USD 5,983 472,678
USD Currency ............... Up and Out HSBC Bank plc 11/27/24 CNH 7.20 CNH 7.40 USD 5,000 2,701
USD Currency ............... One-Touch HSBC Bank plc 12/09/24 CNH 7.65 CNH 7.65 USD 3,797 24,118
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 12.50 INR 12.50 CNH 13,231 321,536
USD Currency ............... One-Touch HSBC Bank plc 03/31/25 CNH 7.35 CNH 7.35 USD 4,150 349,438
AUD Currency ............... One-Touch JPMorgan Chase Bank NA 04/15/25 NZD 1.20 NZD 1.20 AUD 4,250 37,080
USD Currency ............... Up and Out BNP Paribas SA 07/07/25 CNH 7.20 CNH 7.60 USD 169,980 186,505
1,600,543
Put
EUR Currency ............... Down and Out HSBC Bank plc 10/03/24 USD 1.10 USD 1.08 EUR 84,051 3,287
EUR Currency ............... Down and Out
Goldman Sachs
International 10/07/24 USD 1.07 USD 1.01 EUR 81,597 428
USD Currency ............... Down and Out UBS AG 10/30/24 TRY 35.50 TRY 34.00 USD 33,890 444,159
EUR Currency ............... One-Touch HSBC Bank plc 11/04/24 USD 1.06 USD 1.06 EUR 2,144 26,138
EUR Currency ............... One-Touch HSBC Bank plc 11/04/24 USD 1.06 USD 1.06 EUR 3,550 43,288
EUR Currency ............... One-Touch Bank of America NA 11/12/24 USD 1.05 USD 1.05 EUR 2,283 24,928
EUR Currency ............... One-Touch Bank of America NA 11/19/24 USD 1.05 USD 1.05 EUR 526 8,984
EUR Currency ............... One-Touch Bank of America NA 11/19/24 USD 1.05 USD 1.05 EUR 1,757 29,990
USD Currency ............... One-Touch UBS AG 11/21/24 TRY 35.00 TRY 35.00 USD 1,839 470,945
EUR Currency ............... One-Touch Barclays Bank plc 12/09/24 USD 1.04 USD 1.04 EUR 3,709 69,643
USD Currency ............... One-Touch UBS AG 12/12/24 TRY 35.25 TRY 35.25 USD 2,352 437,412
USD Currency ............... Down and Out
Credit Agricole Corporate
& Investment Bank 12/16/24 JPY 135.00 JPY 130.00 USD 105,143 61,108
USD Currency ............... One-Touch Bank of America NA 12/17/24 TRY 29.25 TRY 29.25 USD 5,744 62
EUR Currency ............... One-Touch HSBC Bank plc 12/30/24 USD 0.99 USD 0.99 EUR 8,500 29,228
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 11.50 INR 11.50 CNH 26,461 196,887
USD Currency ............... One-Touch JPMorgan Chase Bank NA 02/05/25 TRY 30.60 TRY 30.60 USD 4,210 764
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 11.50 INR 11.50 CNH 20,158 218,239
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 11.60 INR 11.60 CNH 8,500 120,670
2,186,160
$ 3,786,703
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 2,077 10/16/24 USD 25.00 USD 3,475 $ 112,158
ConocoPhillips ............................. 2,261 10/18/24 USD 115.00 USD 23,804 46,351
Informatica, Inc. ............................ 832 10/18/24 USD 30.00 USD 2,103 10,400
Sabre Corp. ............................... 1,882 10/18/24 USD 4.50 USD 691 4,705
Shell plc .................................. 2,200 10/18/24 EUR 32.00 EUR 6,504 4,898
SPDR S&P Oil & Gas Exploration & Production ETF .... 1,235 10/18/24 USD 150.00 USD 16,243 16,055
Western Digital Corp. ......................... 1,869 10/18/24 USD 75.00 USD 12,763 69,153
U.S. Treasury 10-Year Note ..................... 187 10/25/24 USD 116.50 USD 18,700 17,531
U.S. Treasury 30-Year Bond .................... 124 10/25/24 USD 126.50 USD 12,400 58,125
U.S. Treasury 5-Year Note ..................... 249 10/25/24 USD 111.25 USD 24,900 23,344
Boston Scientific Corp. ........................ 1,800 11/15/24 USD 85.00 USD 15,084 477,000
DR Horton, Inc. ............................. 1,000 11/15/24 USD 200.00 USD 19,077 630,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Fifth Third Bancorp .......................... 1,500 11/15/24 USD 43.00 USD 6,426 $ 300,000
Freeport-McMoRan, Inc. ....................... 4,800 11/15/24 USD 55.00 USD 23,962 492,000
Hewlett Packard Enterprise Co. .................. 1,868 11/15/24 USD 22.00 USD 3,822 98,070
Home Depot, Inc. (The) ....................... 225 11/15/24 USD 390.00 USD 9,117 548,438
JPMorgan Chase & Co. ....................... 900 11/15/24 USD 215.00 USD 18,977 531,000
Trane Technologies plc ........................ 600 11/15/24 USD 400.00 USD 23,324 738,000
Uniti Group, Inc. ............................ 1,300 11/15/24 USD 7.00 USD 733 22,750
Uniti Group, Inc. ............................ 1,482 11/15/24 USD 6.00 USD 836 66,690
Walmart, Inc. .............................. 3,770 11/15/24 USD 80.00 USD 30,443 1,140,425
Western Digital Corp. ......................... 956 11/15/24 USD 82.50 USD 6,529 67,398
TOPIX Index ............................... 442 12/13/24 JPY 2,650.00 JPY 11,695,055 3,213,707
Bank of America Corp. ........................ 1,125 12/20/24 USD 41.00 USD 4,464 162,000
Capital One Financial Corp. ..................... 600 12/20/24 USD 155.00 USD 8,984 441,000
Carrier Global Corp. .......................... 3,800 12/20/24 USD 85.00 USD 30,586 1,064,000
Costco Wholesale Corp. ....................... 270 12/20/24 USD 940.00 USD 23,936 575,100
Home Depot, Inc. (The) ....................... 400 12/20/24 USD 400.00 USD 16,208 860,000
iShares China Large-Cap ETF ................... 14,929 12/20/24 USD 34.00 USD 47,444 1,918,377
Meta Platforms, Inc. .......................... 190 12/20/24 USD 600.00 USD 10,876 562,400
NVIDIA Corp. .............................. 750 12/20/24 USD 130.00 USD 9,108 675,000
Paramount Global ........................... 1,248 12/20/24 USD 15.00 USD 1,325 2,496
S&P 500 Index ............................. 97 12/20/24 USD 5,800.00 USD 55,896 1,553,455
S&P 500 Index ............................. 97 12/20/24 USD 5,600.00 USD 55,896 2,924,550
Fifth Third Bancorp .......................... 2,000 01/17/25 USD 45.00 USD 8,568 365,000
Paramount Global ........................... 1,482 01/17/25 USD 15.00 USD 1,574 5,187
Sabre Corp. ............................... 2,494 01/17/25 USD 5.00 USD 915 44,892
Uniti Group, Inc. ............................ 1,974 01/17/25 USD 6.00 USD 1,113 128,310
19,969,965
Put
S&P 500 Index ............................. 48 10/04/24 USD 5,300.00 USD 27,660 1,920
3-mo. SOFR ............................... 10,564 10/11/24 USD 96.88 USD 2,641,000 1,584,600
Consumer Staples Select Sector SPDR Fund ......... 5,000 10/18/24 USD 81.00 USD 41,500 107,500
EURO STOXX 50 Index ....................... 485 10/18/24 EUR 4,700.00 EUR 24,252 48,319
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,500 10/18/24 USD 77.00 USD 20,075 12,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 26,096 10/18/24 USD 78.00 USD 209,551 182,672
iShares Russell 2000 ETF ...................... 50 10/18/24 USD 214.00 USD 1,104 8,775
iShares Russell 2000 ETF ...................... 650 10/18/24 USD 210.00 USD 14,358 66,625
SPDR S&P 500 ETF Trust ...................... 400 10/18/24 USD 555.00 USD 22,950 82,800
SPDR S&P 500 ETF Trust ...................... 2,050 10/18/24 USD 550.00 USD 117,621 325,950
SPDR S&P 500 ETF Trust ...................... 4,000 10/31/24 USD 540.00 USD 229,504 764,000
3-mo. SOFR ............................... 4,204 11/15/24 USD 95.31 USD 1,051,000 52,550
American Airlines Group, Inc. .................... 1,246 11/15/24 USD 9.00 USD 1,401 16,821
American Airlines Group, Inc. .................... 1,954 11/15/24 USD 8.00 USD 2,196 10,747
Intel Corp. ................................ 1,249 12/20/24 USD 17.00 USD 2,930 38,719
S&P 500 Index ............................. 49 12/20/24 USD 4,500.00 USD 28,236 63,945
S&P 500 Index ............................. 49 12/20/24 USD 5,100.00 USD 28,236 166,355
3-mo. SOFR ............................... 4,198 01/10/25 USD 96.00 USD 1,049,500 550,988
3-mo. SOFR ............................... 8,499 06/13/25 USD 95.50 USD 2,124,750 690,544
3-mo. SOFR ............................... 8,491 09/12/25 USD 95.75 USD 2,122,750 1,645,131
6,421,461
$ 26,391,426
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Morgan Stanley & Co. International plc — 10/09/24 MXN 18.30 USD 37,961 $ 2,718,071
USD Currency ........... Morgan Stanley & Co. International plc — 10/18/24 MXN 18.30 USD 37,041 2,711,997
USD Currency ........... Bank of America NA — 10/22/24 CAD 1.37 USD 19,919 27,995
USD Currency ........... Standard Chartered Bank — 10/29/24 CNH 7.05 USD 47,810 202,291

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Barclays Bank plc — 10/31/24 JPY 155.00 USD 126,174 $ 24,131
USD Currency ........... UBS AG — 10/31/24 JPY 150.00 USD 84,116 118,933
USD Currency ........... Bank of America NA — 11/01/24 CHF 0.87 USD 24,170 12,669
USD Currency ........... HSBC Bank plc — 11/01/24 HKD 7.78 USD 253,100 177,217
USD Currency ........... Deutsche Bank AG — 11/12/24 BRL 5.75 USD 46,003 269,175
USD Currency ........... Morgan Stanley & Co. International plc — 11/12/24 ZAR 19.00 USD 30,465 36,708
USD Currency ........... Morgan Stanley & Co. International plc — 11/12/24 COP 4,200.00 USD 53,696 1,199,670
USD Currency ........... JPMorgan Chase Bank NA — 11/14/24 INR 85.00 USD 126,750 91,640
USD Currency ........... HSBC Bank plc — 11/20/24 ZAR 17.75 USD 58,856 644,781
USD Currency ........... JPMorgan Chase Bank NA — 11/29/24 INR 84.25 USD 127,960 384,478
USD Currency ........... UBS AG — 08/22/25 HKD 7.50 USD 210,200 6,729,651
USD Currency ........... UBS AG — 08/27/25 HKD 7.50 USD 210,100 6,725,435
USD Currency ........... Bank of America NA — 03/06/26 CNH 7.75 USD 153,169 724,497
22,799,339
Put
EUR Currency ........... HSBC Bank plc — 10/04/24 USD 1.07 EUR 99,360 2
USD Currency ........... Morgan Stanley & Co. International plc — 10/11/24 BRL 5.56 USD 19,839 449,418
USD Currency ........... Bank of America NA — 10/16/24 KRW 1,300.00 USD 126,017 421,948
USD Currency ........... JPMorgan Chase Bank NA — 10/17/24 JPY 140.00 USD 25,000 86,201
S&P 500 Index .......... UBS AG 9,889 10/18/24 USD 5,400.00 USD 56,985 210,091
CHF Currency ...........
Credit Agricole Corporate & Investment
Bank — 10/29/24 JPY 170.50 CHF 20,000 318,209
USD Currency ........... BNP Paribas SA — 10/31/24 JPY 145.00 USD 21,029 456,709
USD Currency ........... Morgan Stanley & Co. International plc — 10/31/24 CNH 7.10 USD 100,000 1,836,068
EUR Currency ........... Goldman Sachs International — 11/01/24 BRL 6.10 EUR 63,092 1,136,506
NZD Currency ........... JPMorgan Chase Bank NA — 11/08/24 USD 0.62 NZD 75,689 236,993
EUR Currency ........... JPMorgan Chase Bank NA — 11/12/24 USD 1.06 EUR 28,095 9,029
USD Currency ........... BNP Paribas SA — 11/14/24 INR 83.25 USD 127,370 106,097
S&P 500 Index .......... UBS AG 3,080 11/15/24 USD 5,450.00 USD 17,748 263,702
USD Currency ........... BNP Paribas SA — 11/18/24 JPY 137.00 USD 84,991 456,862
EUR Currency ........... JPMorgan Chase Bank NA — 11/19/24 USD 1.06 EUR 28,095 14,541
EUR Currency ........... Bank of America NA — 11/21/24 USD 1.10 EUR 27,010 142,761
USD Currency ........... Goldman Sachs International — 12/06/24 TRY 42.50 USD 22,110 3,496,348
9,641,485
$ 32,440,824
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction. Call
on Koei Tecmo Holdings Co. Ltd. convertible
corporate bond. Exercise price or rate is 6-mo.
TIBOR plus 60.00 Nomura International plc 1,500,000,000 12/04/24 JPY 1,500,000 $ 1
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 217,053
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 455,841
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 324,586
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 110.00 Nomura International plc 500,000,000 11/27/28 JPY 500,000 396,393

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Structured Options (continued)
Description Counterparty Units Expiration Date
Notional
Amount  (000) Value
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 $ 1,245,872
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 225,084
Asset Swapped Convertible Option Transaction.
Call on Kobe Steel Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 125.00 Nomura International plc 500,000,000 12/13/30 JPY 500,000 611,890
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 979,780
$ 4,456,500
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 2,992,000 01/17/25 USD 21,991 $ 20,783
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly
JPMorgan Chase Bank
NA 10/16/24 USD 55.00 USD 195,150 $ 35,331
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly Bank of America NA 10/16/24 USD 57.50 USD 749,845 104,460
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 EUR 60.00 EUR 117,795 364,343
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
Markit CDX North
American Investment
Grade Index Series
43.V1 Quarterly
Goldman Sachs
International 11/20/24 USD 62.50 USD 145,225 110,175
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 41.V1 Quarterly BNP Paribas SA 10/16/24 EUR 70.00 EUR 176,346 25,364
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 EUR 82.50 EUR 117,795 101,384
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 10/16/24 USD 101.50 USD 37,435 9,814
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly Bank of America NA 10/16/24 USD 106.50 USD 37,345 63,487

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 USD 106.50 USD 35,000 $ 32,110
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly Bank of America NA 10/16/24 EUR 300.00 EUR 58,857 97,679
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Goldman Sachs
International 10/16/24 EUR 300.00 EUR 17,660 29,309
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly Citibank NA 10/16/24 EUR 325.00 EUR 228,297 205,853
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 42.V1 Quarterly
Goldman Sachs
International 10/16/24 EUR 350.00 EUR 37,310 49,198
$ 1,228,507
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3.66 % USD 250,246 $ 4,817,481
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.66% Annual
Nomura International
plc 10/08/24 3.66 USD 168,525 4,996,106
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Citibank NA 10/23/24 3.75 USD 391,124 14,889,721
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 10/24/24 4.00 USD 800,722 9,316,957
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.05% Annual
JPMorgan Chase
Bank NA 12/17/24 2.05 EUR 253,121 1,235,761
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual
JPMorgan Chase
Bank NA 12/17/24 3.60 USD 497,271 10,807,884
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Annual
Goldman Sachs
International 01/23/25 3.00 USD 499,290 4,672,170
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 3.65% Annual
Morgan Stanley & Co.
International plc 07/11/25 3.65 GBP 97,349 2,609,113
53,345,193
Put
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 10/07/24 3.38 USD 140,367 268,612
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs
International 10/17/24 4.43 USD 101,759 3
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual Bank of America NA 10/25/24 4.00 USD 32,678 1,189
2-Year Interest Rate Swap
(a)
. 1.00% Annual 1-day TONAR Annual Deutsche Bank AG 11/18/24 1.00 JPY 99,859,946 1,256
1-Year Interest Rate Swap
(a)
. 4.20% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 12/05/24 4.20 GBP 501,302 592,494
30-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual
Goldman Sachs
International 09/23/25 3.48 USD 141,560 6,594,995
7,458,549
$ 60,803,742
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch Standard Chartered Bank 01/23/25 INR 12.50 INR 12.50 CNH 13,231 $ (321,538)
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 12.00 INR 12.00 CNH 8,450 (881,867)
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 12.10 INR 12.10 CNH 8,500 (845,372)
(2,048,777)
Put
USD Currency ............... Down and In BNP Paribas SA 11/18/24 JPY 132.00 JPY 128.00 USD 127,486 (197,803)
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 01/23/25 INR 11.50 INR 11.50 CNH 9,261 (68,911)
USD Currency ............... One-Touch
Goldman Sachs
International 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 (1,851,605)
(2,118,319)
$ (4,167,096)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 2,077 10/16/24 USD 40.00 USD 3,475 $ (50,886)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 240 10/18/24 USD 79.00 USD 1,927 (82,800)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 32,954 10/18/24 USD 80.00 USD 264,621 (988,620)
Western Digital Corp. .......................... 830 10/18/24 USD 82.50 USD 5,668 (6,640)
U.S. Treasury 30-Year Bond ..................... 124 10/25/24 USD 130.00 USD 12,400 (11,625)
Walmart, Inc. ............................... 3,770 11/15/24 USD 85.00 USD 30,443 (348,725)
Amazon.com, Inc. ............................ 851 12/20/24 USD 215.00 USD 15,857 (222,111)
iShares China Large-Cap ETF .................... 14,929 12/20/24 USD 38.00 USD 47,444 (724,056)
S&P 500 Index .............................. 194 12/20/24 USD 5,700.00 USD 111,792 (4,397,980)
(6,833,443)
Put
S&P 500 Index .............................. 48 10/04/24 USD 5,100.00 USD 27,660 (1,680)
3-mo. SOFR ................................ 10,564 10/11/24 USD 96.63 USD 2,641,000 (264,100)
ConocoPhillips .............................. 2,261 10/18/24 USD 100.00 USD 23,804 (153,748)
EURO STOXX 50 Index ........................ 485 10/18/24 EUR 4,400.00 EUR 24,252 (15,926)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 22,296 10/18/24 USD 76.00 USD 179,037 (111,480)
iShares Russell 2000 ETF ....................... 50 10/18/24 USD 204.00 USD 1,104 (2,375)
iShares Russell 2000 ETF ....................... 650 10/18/24 USD 190.00 USD 14,358 (8,775)
Shell plc ................................... 2,200 10/18/24 EUR 30.00 EUR 6,504 (108,977)
SPDR S&P 500 ETF Trust ....................... 400 10/18/24 USD 510.00 USD 22,950 (15,400)
SPDR S&P 500 ETF Trust ....................... 4,000 10/31/24 USD 520.00 USD 229,504 (404,000)
Boston Scientific Corp. ......................... 1,800 11/15/24 USD 72.50 USD 15,084 (63,000)
DR Horton, Inc. .............................. 1,000 11/15/24 USD 170.00 USD 19,077 (285,000)
Fifth Third Bancorp ........................... 1,500 11/15/24 USD 37.00 USD 6,426 (60,000)
Home Depot, Inc. (The) ........................ 225 11/15/24 USD 350.00 USD 9,117 (39,825)
JPMorgan Chase & Co. ........................ 900 11/15/24 USD 185.00 USD 18,977 (117,900)
Trane Technologies plc ......................... 600 11/15/24 USD 350.00 USD 23,324 (252,000)
TOPIX Index ................................ 442 12/13/24 JPY 2,100.00 JPY 11,695,055 (359,812)
Bank of America Corp. ......................... 1,125 12/20/24 USD 36.00 USD 4,464 (75,937)
Capital One Financial Corp. ...................... 600 12/20/24 USD 130.00 USD 8,984 (162,000)
Carrier Global Corp. ........................... 1,900 12/20/24 USD 67.50 USD 15,293 (133,000)
Costco Wholesale Corp. ........................ 270 12/20/24 USD 820.00 USD 23,936 (372,600)
Home Depot, Inc. (The) ........................ 400 12/20/24 USD 345.00 USD 16,208 (85,800)
iShares China Large-Cap ETF .................... 14,929 12/20/24 USD 28.00 USD 47,444 (880,811)
Meta Platforms, Inc. ........................... 190 12/20/24 USD 470.00 USD 10,876 (132,050)
NVIDIA Corp. ............................... 750 12/20/24 USD 100.00 USD 9,108 (256,875)
S&P 500 Index .............................. 49 12/20/24 USD 4,800.00 USD 28,236 (98,245)
3-mo. SOFR ................................ 6,694 01/10/25 USD 95.75 USD 1,673,500 (418,375)
Fifth Third Bancorp ........................... 2,000 01/17/25 USD 37.00 USD 8,568 (150,000)
3-mo. SOFR ................................ 16,998 06/13/25 USD 95.00 USD 4,249,500 (743,662)
3-mo. SOFR ................................ 8,491 09/12/25 USD 95.00 USD 2,122,750 (530,687)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
3-mo. SOFR ................................ 8,491 09/12/25 USD 95.25 USD 2,122,750 $ (742,962)
(7,047,002)
$ (13,880,445)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Barclays Bank plc 10/01/24 BRL 6.15 EUR 42,061 $ (5,064)
USD Currency ............................. HSBC Bank plc 10/03/24 ZAR 17.25 USD 25,224 (140,830)
USD Currency ............................. Morgan Stanley & Co. International plc 10/03/24 JPY 142.75 USD 29,419 (254,563)
USD Currency ............................. HSBC Bank plc 10/04/24 BRL 5.95 USD 7,718 (5)
USD Currency ............................. HSBC Bank plc 10/04/24 BRL 5.95 USD 11,671 (8)
USD Currency ............................. Morgan Stanley & Co. International plc 10/09/24 MXN 19.10 USD 22,727 (733,857)
USD Currency ............................. Morgan Stanley & Co. International plc 10/09/24 MXN 19.10 USD 34,215 (1,104,805)
USD Currency ............................. Bank of America NA 10/17/24 KRW 1,380.00 USD 19,423 (4,482)
USD Currency ............................. Barclays Bank plc 10/31/24 JPY 150.00 USD 63,087 (89,200)
USD Currency ............................. BNP Paribas SA 10/31/24 JPY 150.00 USD 21,029 (29,733)
USD Currency ............................. UBS AG 10/31/24 JPY 155.00 USD 126,174 (24,131)
USD Currency ............................. HSBC Bank plc 11/01/24 HKD 7.84 USD 253,100 (20,345)
NZD Currency ............................. JPMorgan Chase Bank NA 11/08/24 USD 0.63 NZD 21,025 (241,163)
USD Currency ............................. Deutsche Bank AG 11/12/24 BRL 6.00 USD 11,480 (23,091)
USD Currency ............................. Deutsche Bank AG 11/12/24 BRL 6.00 USD 11,521 (23,172)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 COP 4,500.00 USD 11,480 (49,340)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 ZAR 20.00 USD 15,232 (4,445)
USD Currency ............................. Morgan Stanley & Co. International plc 11/12/24 COP 4,500.00 USD 19,201 (82,522)
USD Currency ............................. Goldman Sachs International 11/14/24 INR 85.00 USD 126,750 (91,641)
USD Currency ............................. HSBC Bank plc 11/20/24 ZAR 18.40 USD 84,080 (351,022)
USD Currency ............................. Bank of America NA 11/22/24 CAD 1.40 USD 19,919 (9,848)
USD Currency ............................. JPMorgan Chase Bank NA 11/29/24 INR 85.00 USD 127,960 (157,710)
USD Currency ............................. Bank of America NA 12/30/24 ZAR 17.60 USD 7,931 (170,754)
USD Currency ............................. Bank of America NA 12/30/24 ZAR 17.60 USD 11,982 (257,971)
USD Currency ............................. HSBC Bank plc 03/31/25 CNH 7.35 USD 83,000 (246,905)
USD Currency ............................. Goldman Sachs International 05/23/25 CNH 7.35 USD 101,402 (414,824)
USD Currency ............................. UBS AG 08/22/25 HKD 7.70 USD 210,200 (1,802,371)
USD Currency ............................. UBS AG 08/27/25 HKD 7.75 USD 210,100 (797,166)
–
(7,130,968)
–
Put
USD Currency ............................. Morgan Stanley & Co. International plc 10/03/24 JPY 144.50 USD 29,428 (250,642)
EUR Currency ............................. HSBC Bank plc 10/04/24 USD 1.05 EUR 99,360 —
USD Currency ............................. Standard Chartered Bank 10/16/24 KRW 1,300.00 USD 126,017 (421,948)
USD Currency ............................. Morgan Stanley & Co. International plc 10/18/24 MXN 17.00 USD 18,521 (63)
CHF Currency .............................
Credit Agricole Corporate &
Investment Bank 10/29/24 JPY 168.50 CHF 30,000 (284,676)
USD Currency ............................. Bank of America NA 10/31/24 CNH 7.10 USD 100,000 (1,836,068)
USD Currency ............................. UBS AG 10/31/24 JPY 145.00 USD 21,029 (456,709)
EUR Currency ............................. HSBC Bank plc 11/01/24 BRL 6.10 EUR 33,651 (606,178)
EUR Currency ............................. JPMorgan Chase Bank NA 11/01/24 BRL 6.10 EUR 29,440 (530,328)
NZD Currency ............................. JPMorgan Chase Bank NA 11/08/24 USD 0.62 NZD 12,618 (39,509)
NZD Currency ............................. JPMorgan Chase Bank NA 11/08/24 USD 0.60 NZD 126,149 (87,254)
USD Currency ............................. Barclays Bank plc 11/14/24 INR 83.25 USD 127,370 (106,097)
EUR Currency ............................. Bank of America NA 11/21/24 USD 1.08 EUR 27,010 (48,336)
USD Currency ............................. JPMorgan Chase Bank NA 11/29/24 INR 83.60 USD 127,960 (249,597)
USD Currency ............................. Goldman Sachs International 12/06/24 TRY 40.50 USD 33,164 (3,535,904)
–
(8,453,309)
–
$ (15,584,277)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 1.00%
Markit CDX North
American Investment
Grade Index Series
42.V1 Quarterly JPMorgan Chase Bank NA 10/16/24 BBB+ USD 45.00 USD 195,150 $ (41,671)
Sold Protection on
5-Year Credit Default
Swap ......... 1.00
iTraxx Europe Main
Index Series 42.V1 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 A- EUR 55.00 EUR 117,795 (114,430)
(156,101)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
42.V1 1.00 % Quarterly Deutsche Bank AG 11/20/24 BBB+ USD 62.50 USD 252,385 (113,591)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 42.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 A- EUR 67.50 EUR 117,795 (221,025)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 42.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/18/24 A- EUR 75.00 EUR 117,795 (144,716)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
43.V1 1.00 Quarterly
Goldman Sachs
International 11/20/24 BBB+ USD 80.00 USD 145,225 (43,348)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1.00 Quarterly BNP Paribas SA 10/16/24 NR EUR 90.00 EUR 176,346 (14,573)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5.00 Quarterly Bank of America NA 10/16/24 B+ USD 104.00 USD 37,345 (13,071)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 Quarterly Bank of America NA 10/16/24 NR EUR 350.00 EUR 117,714 (71,422)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 Quarterly
Goldman Sachs
International 10/16/24 BB- EUR 350.00 EUR 17,660 (10,715)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 Quarterly Citibank NA 10/16/24 BB- EUR 400.00 EUR 228,297 (83,243)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 42.V1 5.00 Quarterly
Goldman Sachs
International 10/16/24 BB- EUR 425.00 EUR 37,310 (17,686)
(733,390)
$ (889,491)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3.16 % USD 250,246 $ (317,296)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.16% Annual 1-day SOFR Annual
Nomura International
plc 10/08/24 3.16 % USD 168,525 $ (121,946)
10-Year Interest Rate Swap
(a)
3.15% Annual 1-day SOFR Annual Citibank NA 10/23/24 3.15 USD 391,124 (1,118,355)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/24/24 3.30 USD 800,722 (1,130,972)
2-Year Interest Rate Swap
(a)
. 2.53% Annual 6-mo. EURIBOR Semi-Annual Barclays Bank plc 10/25/24 2.53 EUR 266,724 (1,752,802)
5-Year Interest Rate Swap
(a)
. 3.30% Annual 1-day SOFR Annual
Goldman Sachs
International 10/25/24 3.30 USD 297,426 (2,018,100)
5-Year Interest Rate Swap
(a)
. 2.80% Annual 1-day SOFR Annual Citibank NA 11/06/24 2.80 USD 244,598 (227,769)
2-Year Interest Rate Swap
(a)
. 3.05% Annual 1-day SOFR Annual Citibank NA 11/06/24 3.05 USD 489,195 (442,110)
5-Year Interest Rate Swap
(a)
. 2.65% Annual 1-day SOFR Annual
Goldman Sachs
International 11/25/24 2.65 USD 468,914 (517,078)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual
Nomura International
plc 12/03/24 2.90 USD 250,854 (837,930)
5-Year Interest Rate Swap
(a)
. 2.90% Annual 1-day SOFR Annual Deutsche Bank AG 12/04/24 2.90 USD 129,248 (440,459)
2-Year Interest Rate Swap
(a)
. 3.50% Annual 1-day SONIA Annual
Morgan Stanley & Co.
International plc 12/10/24 3.50 GBP 110,510 (274,876)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SONIA Annual
JPMorgan Chase
Bank NA 12/16/24 3.20 GBP 27,205 (102,837)
2-Year Interest Rate Swap
(a)
. 2.60% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 2.60 USD 506,241 (417,684)
5-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/17/24 3.20 USD 497,271 (4,730,244)
2-Year Interest Rate Swap
(a)
. 3.60% Annual 1-day SONIA Annual Barclays Bank plc 12/18/24 3.60 GBP 55,660 (206,783)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3.00 USD 249,406 (1,889,376)
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
Goldman Sachs
International 01/16/25 3.20 USD 498,812 (2,406,102)
5-Year Interest Rate Swap
(a)
. 3.00% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3.00 USD 242,414 (1,836,408)
2-Year Interest Rate Swap
(a)
. 3.20% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/16/25 3.20 USD 466,179 (2,248,694)
10-Year Interest Rate Swap
(a)
2.25% Annual 1-day SOFR Annual
Goldman Sachs
International 01/23/25 2.25 USD 499,290 (496,796)
5-Year Interest Rate Swap
(a)
. 3.15% Annual 1-day SOFR Annual
Goldman Sachs
International 01/24/25 3.15 USD 299,909 (3,278,447)
1-Year Interest Rate Swap
(a)
. 3.15% At Termination 1-day SOFR At Termination
Goldman Sachs
International 02/10/25 3.15 USD 1,413,182 (2,885,974)
5-Year Interest Rate Swap
(a)
. 3.23% Annual 1-day SOFR Annual
Goldman Sachs
International 02/14/25 3.23 USD 299,521 (4,113,095)
5-Year Interest Rate Swap
(a)
. 2.70% Annual 1-day SOFR Annual Deutsche Bank AG 02/20/25 2.70 USD 509,871 (2,492,144)
10-Year Interest Rate Swap
(a)
2.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/25/25 2.75 USD 240,187 (1,765,734)
5-Year Interest Rate Swap
(a)
. 2.91% Annual 1-day SONIA Annual
Morgan Stanley & Co.
International plc 07/11/25 2.91 GBP 97,349 (888,939)
5-Year Interest Rate Swap
(a)
. 3.31% Annual 1-day SONIA Annual
Morgan Stanley & Co.
International plc 07/11/25 3.31 GBP 97,349 (1,636,816)
2-Year Interest Rate Swap
(a)
. 2.42% Annual 1-day SOFR Annual
Goldman Sachs
International 09/16/25 2.42 USD 2,900,430 (10,922,519)
10-Year Interest Rate Swap
(a)
3.98% Annual 1-day SOFR Annual Bank of America NA 05/11/26 3.98 USD 38,250 (2,810,511)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Deutsche Bank AG 08/05/26 3.28 USD 40,586 (1,581,069)
10-Year Interest Rate Swap
(a)
3.29% Annual 1-day SOFR Annual Deutsche Bank AG 08/21/26 3.29 USD 75,493 (2,990,586)
10-Year Interest Rate Swap
(a)
3.32% Annual 1-day SOFR Annual Bank of America NA 08/24/26 3.32 USD 75,361 (3,086,110)
10-Year Interest Rate Swap
(a)
3.38% Annual 1-day SOFR Annual Bank of America NA 08/31/26 3.38 USD 65,652 (2,875,537)
10-Year Interest Rate Swap
(a)
3.22% Annual 1-day SOFR Annual Citibank NA 09/09/26 3.22 USD 167,337 (6,172,663)
10-Year Interest Rate Swap
(a)
3.17% Annual 1-day SOFR Annual Bank of America NA 09/10/26 3.17 USD 334,492 (11,777,362)
10-Year Interest Rate Swap
(a)
3.19% Annual 1-day SOFR Annual Bank of America NA 09/11/26 3.19 USD 151,278 (5,433,450)
10-Year Interest Rate Swap
(a)
3.28% Annual 1-day SOFR Annual Barclays Bank plc 09/21/26 3.28 USD 192,579 (7,671,125)
10-Year Interest Rate Swap
(a)
3.34% Annual 1-day SOFR Annual Bank of America NA 09/28/26 3.34 USD 131,718 (5,592,692)
(101,509,390)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Bank of America NA 10/07/24 3.55 % USD 140,367 $ (17,014)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs
International 10/17/24 5.10 USD 854,774 —
3-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Bank of America NA 10/25/24 4.00 USD 95,700 (917)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 11/07/24 3.90 USD 356,034 (47,692)
2-Year Interest Rate Swap
(a)
. 1-day TONAR Annual 1.50% Annual Deutsche Bank AG 11/18/24 1.50 JPY 99,859,946 (16)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.33% At Termination
Morgan Stanley & Co.
International plc 12/05/24 4.33 GBP 501,302 (332,841)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 12/05/24 4.50 GBP 501,302 (137,045)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 3.74% Annual
JPMorgan Chase
Bank NA 12/16/24 3.74 GBP 214,830 (1,303,636)
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 3.78% Annual
JPMorgan Chase
Bank NA 12/16/24 3.78 GBP 18,402 (97,129)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
Morgan Stanley & Co.
International plc 12/16/24 4.10 GBP 109,840 (165,207)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.00% Annual
Morgan Stanley & Co.
International plc 12/19/24 4.00 GBP 222,490 (519,649)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.67% Annual Deutsche Bank AG 12/23/24 3.67 USD 372,165 (1,858,880)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.45% Annual
Goldman Sachs
International 01/02/25 4.45 USD 124,797 (25,458)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual Deutsche Bank AG 01/17/25 4.00 USD 219,262 (249,619)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual Deutsche Bank AG 01/17/25 4.30 USD 499,170 (88,987)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.23% Annual
Goldman Sachs
International 02/14/25 3.23 USD 299,521 (3,020,857)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.90% Annual Deutsche Bank AG 02/20/25 3.90 USD 254,935 (557,284)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 03/24/25 3.75 USD 121,173 (1,050,439)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual
JPMorgan Chase
Bank NA 03/25/25 3.75 USD 240,187 (2,092,987)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.60% Annual
Morgan Stanley & Co.
International plc 06/13/25 4.60 USD 483,699 (232,920)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.40% Annual
Goldman Sachs
International 06/20/25 4.40 USD 253,437 (484,222)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.55% Annual
Morgan Stanley & Co.
International plc 06/27/25 4.55 USD 299,565 (465,449)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.42% Annual
Goldman Sachs
International 09/16/25 3.42 USD 2,900,430 (14,341,718)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.44% Annual
Goldman Sachs
International 09/23/25 3.44 USD 1,484,660 (7,214,779)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.98% Annual Bank of America NA 05/11/26 3.98 USD 38,250 (757,852)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Deutsche Bank AG 08/05/26 3.28 USD 40,586 (1,737,007)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Annual Deutsche Bank AG 08/21/26 3.29 USD 75,493 (3,239,309)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Annual Bank of America NA 08/24/26 3.32 USD 75,361 (3,154,714)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.38% Annual Bank of America NA 08/31/26 3.38 USD 65,652 (2,611,396)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.22% Annual Citibank NA 09/09/26 3.22 USD 167,337 (7,765,623)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.17% Annual Bank of America NA 09/10/26 3.17 USD 334,492 (16,126,037)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.19% Annual Bank of America NA 09/11/26 3.19 USD 151,278 (7,183,409)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Barclays Bank plc 09/21/26 3.28 USD 192,579 (8,490,837)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.34% Annual Bank of America NA 09/28/26 3.34 USD 131,718 (5,541,344)
(90,912,273)
$ (192,421,663)
(a)
Forward settling swaption.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 38.V2 . 5.00 % Quarterly 12/20/27 EUR 12,595 $ (1,282,624) $ — $ (1,282,624)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5.00 Quarterly 12/20/27 USD 43,862 (3,278,582) — (3,278,582)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 58,347 (1,211,564) — (1,211,564)
iTraxx Europe Crossover Index Series 40.V1 . 5.00 Quarterly 12/20/28 EUR 131,196 (11,520,683) — (11,520,683)
iTraxx Europe Main Index Series 40.V1 ..... 1.00 Quarterly 12/20/28 EUR 3,575 (82,120) — (82,120)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5.00 Quarterly 06/20/29 USD 256,461 (20,276,268) (19,822,511) (453,757)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1.00 Quarterly 06/20/29 USD 202,394 (4,647,681) (4,390,440) (257,241)
iTraxx Europe Crossover Index Series 42.V1 . 5.00 Quarterly 12/20/29 EUR 32,292 (3,029,071) (2,975,157) (53,914)
iTraxx Europe Main Index Series 42.V1 ..... 1.00 Quarterly 12/20/29 EUR 800,791 (18,162,915) (18,319,602) 156,687
iTraxx Europe Senior Financials Index Series
42.V1 ......................... 1.00 Quarterly 12/20/29 EUR 123,968 (2,247,070) (2,309,591) 62,521
iTraxx Europe Subordinated Financials Index
Series 42.V1 ..................... 1.00 Quarterly 12/20/29 EUR 21,978 236,822 199,756 37,066
Lennar Corp. ....................... 5.00 Quarterly 12/20/29 USD 121,312 (24,977,762) (24,494,867) (482,895)
Markit CDX North American Investment Grade
Index Series 43.V1 ................ 1.00 Quarterly 12/20/29 USD 1,203,571 (27,276,362) (27,268,918) (7,444)
PulteGroup, Inc. .................... 5.00 Quarterly 12/20/29 USD 66,471 (13,635,383) (13,419,584) (215,799)
$ (131,391,263) $ (112,800,914) $ (18,590,349)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5.00 % Quarterly 12/20/28 B+ USD 67,169 $ 5,279,791 $ — $ 5,279,791
iTraxx Europe Crossover
Index Series 41.V1 .. 5.00 Quarterly 06/20/29 BB- EUR 95,707 9,962,139 9,346,494 615,645
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 Quarterly 12/20/29 B+ USD 247,000 18,401,362 17,898,109 503,253
$ 33,643,292 $ 27,244,603 $ 6,398,689
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.51% Annual 1-day SOFR Annual N/A 10/20/24 USD 262,263 $ 5,104,635 $ 336 $ 5,104,299
3.50% Annual 1-day SOFR Annual N/A 10/25/24 USD 521,289 10,132,819 3,279 10,129,540
3.48% Annual 1-day SOFR Annual N/A 11/26/24 USD 426,986 8,070,167 6,513 8,063,654
3.46% Annual 1-day SOFR Annual N/A 12/06/24 USD 560,589 10,583,346 23,737 10,559,609
1-day SOFR At Termination 4.59% At Termination N/A 12/14/24 USD 1,865,764 (13,624,650) (155) (13,624,495)
28-day MXIBTIIE Monthly 9.80% Monthly N/A 02/04/25 MXN 996,835 (146,323) — (146,323)
28-day MXIBTIIE Monthly 9.90% Monthly N/A 02/05/25 MXN 3,745,186 (471,444) — (471,444)
28-day MXIBTIIE Monthly 9.92% Monthly N/A 02/05/25 MXN 1,804,542 (220,170) — (220,170)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 2.60% Annual N/A 02/17/25 USD 988,820 $ (24,413,569) $ — $ (24,413,569)
1-day SOFR Annual 2.70% Annual N/A 02/17/25 USD 988,820 (23,431,127) — (23,431,127)
2.00% Annual 1-day SOFR Annual N/A 02/17/25 USD 278,159 8,525,833 — 8,525,833
1-day SOFR Annual 4.03% Annual N/A 03/10/25 USD 1,999,163 (19,206,255) — (19,206,255)
4.68% Annual 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 2,552,060 (3,003,716) — (3,003,716)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 8,957,442 — 8,957,442
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 2,703,783 — 2,703,783
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 3,068,653 — 3,068,653
10.47% Monthly 28-day MXIBTIIE Monthly N/A 08/06/25 MXN 839,589 (188,651) — (188,651)
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (571,029) — (571,029)
9.71% Monthly 28-day MXIBTIIE Monthly N/A 09/22/25 MXN 148,640 4,594 — 4,594
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 2,836,515 — 2,836,515
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (10,950,497) — (10,950,497)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (8,578,196) — (8,578,196)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (4,936,143) — (4,936,143)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 707,379 — 707,379
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 755,560 — 755,560
0.31% Annual 1-day TONAR Annual N/A 11/16/25 JPY 15,637,960 (151,268) — (151,268)
0.30% Annual 1-day TONAR Annual N/A 11/16/25 JPY 3,979,540 (34,062) — (34,062)
0.25% Annual 1-day TONAR Annual N/A 11/22/25 JPY 26,887,250 (3,344) — (3,344)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (2,907,116) — (2,907,116)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (3,337,187) — (3,337,187)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (2,627,079) — (2,627,079)
0.23% Annual 1-day TONAR Annual N/A 12/15/25 JPY 46,359,000 195,792 — 195,792
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (7,389,490) — (7,389,490)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (7,303,055) — (7,303,055)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 (1,044,919) — (1,044,919)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (5,600,232) — (5,600,232)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (1,344,099) — (1,344,099)
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (1,631,620) — (1,631,620)
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (1,561,136) — (1,561,136)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 348,416 — 348,416
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 343,294 — 343,294
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 2,083,459 — 2,083,459
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 608,658 (344,771) — (344,771)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (12,169,037) — (12,169,037)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (12,277,483) — (12,277,483)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (5,979,771) — (5,979,771)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (17,677,455) — (17,677,455)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 6,007,871 — 6,007,871
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 2,525,239 — 2,525,239
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 450,281 — 450,281
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 3,662,138 — 3,662,138
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 2,065,652 (1,374,340) — (1,374,340)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 5,427,626 — 5,427,626
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 7,456,972 298,280 7,158,692
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 815,915 (458,449) — (458,449)
28-day MXIBTIIE Monthly 10.76% Monthly N/A 06/11/26 MXN 488,455 634,223 — 634,223
0.29% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,900 101,454 — 101,454
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,403,910 87,527 — 87,527
0.32% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 6,402,940 89,061 — 89,061
0.36% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,413,272 102,660 — 102,660
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 9,797,488 129,174 — 129,174
0.33% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 19,207,870 254,570 — 254,570
0.27% At Termination 1-day TONAR At Termination 07/07/25
(a)
07/07/26 JPY 28,384,620 501,621 — 501,621
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 2,913,025 — 2,913,025
0.44% At Termination 1-day TONAR At Termination 08/07/25
(a)
08/07/26 JPY 16,338,000 111,078 — 111,078
0.47% At Termination 1-day TONAR At Termination 08/08/25
(a)
08/08/26 JPY 15,272,000 74,470 — 74,470
0.49% At Termination 1-day TONAR At Termination 08/13/25
(a)
08/13/26 JPY 17,231,000 60,140 — 60,140
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 146,774 — 146,774

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 $ 128,849 $ — $ 128,849
6-mo. EURIBOR Semi-Annual 2.70% Annual N/A 08/23/26 EUR 51,340 313,272 10,352 302,920
2.34% Annual 3-mo. STIBOR Quarterly N/A 08/23/26 SEK 582,700 (158,083) (18,753) (139,330)
6-mo. EURIBOR Semi-Annual 2.67% Annual N/A 09/02/26 EUR 51,510 310,294 20,327 289,967
2.27% Annual 3-mo. STIBOR Quarterly N/A 09/02/26 SEK 581,940 (117,516) (26,340) (91,176)
1-day SONIA At Termination 3.40% At Termination 09/11/25
(a)
09/11/26 GBP 91,690 (117,072) 97,742 (214,814)
1-day ESTR At Termination 1.76% At Termination 09/16/25
(a)
09/16/26 EUR 398,910 182,486 (286,070) 468,556
1-day TONAR At Termination 0.55% At Termination 09/17/25
(a)
09/17/26 JPY 86,091,000 (13,840) — (13,840)
1.98% Quarterly 1-day THOR Quarterly 09/17/25
(a)
09/17/26 THB 7,979,050 (219,682) — (219,682)
1.91% Quarterly 1-day THOR Quarterly 09/17/25
(a)
09/17/26 THB 6,364,020 (37,246) — (37,246)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 329,706 (7,106) — (7,106)
1-day ESTR At Termination 1.76% At Termination 09/30/25
(a)
09/30/26 EUR 100,250 44,089 33,838 10,251
0.64% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (68,793) — (68,793)
0.65% At Termination 1-day TONAR At Termination 10/08/25
(a)
10/08/26 JPY 13,315,000 (83,939) — (83,939)
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 4,346,818 — 4,346,818
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 9,012,577 — 9,012,577
1-day TONAR Annual 0.48% Annual 12/18/24
(a)
12/18/26 JPY 28,052,500 (56,261) — (56,261)
1-day TONAR Annual 0.48% Annual 12/18/24
(a)
12/18/26 JPY 28,052,500 (67,109) — (67,109)
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 3,356,784 — 3,356,784
1-day SOFR Annual 3.47% Annual 03/10/25
(a)
03/10/27 USD 200,466 1,289,948 — 1,289,948
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 41,120 (6,746) 13,605 (20,351)
3.12% Annual 1-day SOFR Annual 03/19/25
(a)
03/19/27 USD 29,318 105 — 105
2.53% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/27 SGD 20,195 (102,128) — (102,128)
2.13% Semi-Annual 1-day SORA Semi-Annual 03/19/25
(a)
03/19/27 SGD 18,072 14,892 — 14,892
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 03/19/25
(a)
03/19/27 CNY 208,630 13,472 — 13,472
3.34% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 NZD 22,836 (31,770) — (31,770)
3.44% Quarterly 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 AUD 21,828 (11,718) — (11,718)
3.61% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/27 NZD 863 (3,958) — (3,958)
2.76% Quarterly 3-mo. CD_KSDA Quarterly 03/19/25
(a)
03/19/27 KRW 39,328,274 (45,398) — (45,398)
2.87% Quarterly 3-mo. HIBOR Quarterly 03/19/25
(a)
03/19/27 HKD 114,327 811 — 811
1.68% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/27 TWD 470,447 5,515 — 5,515
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 22,824,195 1,742,967 — 1,742,967
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 590,948 11,467,902 — 11,467,902
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 590,948 12,022,955 — 12,022,955
0.77% At Termination 1-day TONAR At Termination 07/27/26
(a)
07/27/27 JPY 29,527,748 (274,395) — (274,395)
0.77% At Termination 1-day TONAR At Termination 07/27/26
(a)
07/27/27 JPY 29,527,748 (269,332) — (269,332)
0.64% At Termination 1-day TONAR At Termination 09/16/26
(a)
09/16/27 JPY 86,577,000 37,347 — 37,347
0.67% Annual 1-day TONAR Annual 09/22/25
(a)
09/22/27 JPY 6,007,000 (60,526) — (60,526)
0.71% Annual 1-day TONAR Annual 09/29/25
(a)
09/29/27 JPY 21,524,000 (308,627) — (308,627)
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 2,022,234 — 2,022,234
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 98,050 786,548 (11,230) 797,778
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 29,700 337,745 (68) 337,813
1-day SONIA At Termination 4.40% At Termination 10/20/26
(a)
10/20/27 GBP 29,710 340,699 39 340,660
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 707,773 — 707,773
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 4,495,053 — 4,495,053
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,622,208 — 1,622,208
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 1,676,959 — 1,676,959
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 3,481,669 — 3,481,669
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 7,734,697 — 7,734,697
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 6,263,080 — 6,263,080
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 6,669,165 — 6,669,165
1-day SONIA At Termination 3.86% At Termination 11/27/26
(a)
11/27/27 GBP 112,750 570,893 13,167 557,726
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 384,753 14,642 370,111
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 4,435,744 — 4,435,744
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (305,865) 2,991 (308,856)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 8,746,429 — 8,746,429
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 (3,726,904) — (3,726,904)
1-day SONIA At Termination 3.33% At Termination 02/02/27
(a)
02/02/28 GBP 323,570 (381,584) (37,360) (344,224)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA At Termination 3.32% At Termination 02/05/27
(a)
02/05/28 GBP 166,200 $ (215,938) $ (248,749) $ 32,811
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 7,696,958 — 7,696,958
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 (2,140,888) — (2,140,888)
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 694,015 (2,044,828) — (2,044,828)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 48,910 (1,950,862) — (1,950,862)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 6,475,500 — 6,475,500
0.82% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 150,099,000 (3,211,595) — (3,211,595)
0.81% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 8,586,000 (171,957) — (171,957)
0.83% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 21,464,000 (479,823) — (479,823)
0.62% Annual 1-day TONAR Annual 08/10/26
(a)
08/10/28 JPY 10,444,000 64,090 — 64,090
0.58% Annual 1-day TONAR Annual 08/12/26
(a)
08/12/28 JPY 2,050,000 23,325 — 23,325
0.60% Annual 1-day TONAR Annual 08/12/26
(a)
08/12/28 JPY 29,482,910 284,876 — 284,876
28-day MXIBTIIE Monthly 9.13% Monthly N/A 08/15/28 MXN 537,505 450,523 — 450,523
1-day ESTR Annual 2.06% Annual 08/25/26
(a)
08/25/28 EUR 177,830 539,074 — 539,074
1-day ESTR Annual 2.10% Annual 08/31/26
(a)
08/31/28 EUR 186,660 719,697 (102,939) 822,636
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (6,832,820) — (6,832,820)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (18,059,639) — (18,059,639)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (34,852,992) — (34,852,992)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (28,604,209) — (28,604,209)
1-day ESTR Annual 2.10% Annual 09/01/26
(a)
09/01/28 EUR 190,560 731,756 — 731,756
0.67% Annual 1-day TONAR Annual 09/01/26
(a)
09/01/28 JPY 2,040,000 (838) — (838)
3-mo. BBR Quarterly 3.27% Quarterly 09/14/26
(a)
09/14/28 AUD 71,160 (185,053) — (185,053)
3-mo. BBR Quarterly 3.30% Quarterly 09/14/26
(a)
09/14/28 AUD 71,160 (159,772) — (159,772)
1-day ESTR Annual 1.98% Annual 09/15/26
(a)
09/15/28 EUR 107,540 123,667 90,871 32,796
1-day ESTR Annual 1.96% Annual 09/18/26
(a)
09/18/28 EUR 193,275 130,790 — 130,790
1-day ESTR Annual 1.96% Annual 09/18/26
(a)
09/18/28 EUR 193,275 136,899 — 136,899
1-day ESTR Annual 1.97% Annual 09/18/26
(a)
09/18/28 EUR 135,520 118,832 — 118,832
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 78,691 — 78,691
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 8,363,471 — 8,363,471
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 1,155,227 — 1,155,227
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 1,187,935 — 1,187,935
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 37,423 (17,400) 54,823
1-day SONIA Annual 3.68% Annual N/A 12/14/28 GBP 122,882 (1,965,080) (4,885) (1,960,195)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 1,197,095 — 1,197,095
0.67% Annual 1-day TONAR Annual 12/16/26
(a)
12/16/28 JPY 28,102,000 89,753 — 89,753
1-day SOFR Annual 3.21% Annual 02/04/27
(a)
02/04/29 USD 185,030 373,168 — 373,168
1-day SOFR Annual 3.35% Annual 02/04/27
(a)
02/04/29 USD 24,530 109,738 — 109,738
1-day SOFR Annual 3.37% Annual 02/04/27
(a)
02/04/29 USD 397,310 1,909,231 — 1,909,231
1-day SONIA At Termination 3.31% At Termination 02/07/28
(a)
02/07/29 GBP 84,960 (108,327) (108,859) 532
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 5,337,573 388,755 4,948,818
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 15,779,348 — 15,779,348
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 268,911 — 268,911
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 271,051 — 271,051
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 6,525,000 710,760 — 710,760
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 7,975,000 1,008,409 — 1,008,409
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 10,140,822 — 10,140,822
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 10,054,479 — 10,054,479
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 8,349,874 — 8,349,874
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 12,332,559 — 12,332,559
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 6,281,288 — 6,281,288
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 9,901,042 — 9,901,042
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 13,016,603 — 13,016,603
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 7,163,896 — 7,163,896
3.88% Annual 1-day SONIA Annual N/A 07/16/29 GBP 24,595 (261,087) (75,866) (185,221)
3.87% Annual 1-day SONIA Annual N/A 07/17/29 GBP 27,670 (287,899) (2,031) (285,868)
6-mo. EURIBOR Semi-Annual 2.76% Annual N/A 07/18/29 EUR 29,410 724,087 73,270 650,817
3.93% Annual 1-day SONIA Annual N/A 07/23/29 GBP 18,870 (268,352) (2,718) (265,634)
28-day MXIBTIIE Monthly 9.41% Monthly N/A 07/24/29 MXN 539,539 909,742 — 909,742
6-mo. EURIBOR Semi-Annual 2.69% Annual N/A 07/29/29 EUR 59,420 1,263,249 — 1,263,249
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 (119,438) — (119,438)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.54% Annual 1-day SONIA Annual N/A 09/10/29 GBP 23,960 $ 150,510 $ — $ 150,510
6-mo. EURIBOR Semi-Annual 2.34% Annual N/A 09/12/29 EUR 26,980 143,783 — 143,783
28-day MXIBTIIE Monthly 8.50% Monthly N/A 09/13/29 MXN 3,987,600 (756,385) — (756,385)
3.61% Annual 1-day SONIA Annual N/A 09/26/29 GBP 22,640 26,697 16,446 10,251
1-day SONIA Annual 3.40% Annual 09/27/27
(a)
09/27/29 GBP 24,430 (12,320) — (12,320)
6-mo. EURIBOR Semi-Annual 2.29% Annual N/A 09/30/29 EUR 28,520 103,390 45,825 57,565
1-day ESTR Annual 2.07% Annual 12/10/24
(a)
10/11/29 EUR 22,480 106,754 — 106,754
1-day ESTR Annual 2.07% Annual 12/10/24
(a)
10/11/29 EUR 55,860 269,363 — 269,363
0.61% Annual 1-day TONAR Annual 12/18/24
(a)
12/18/29 JPY 36,288,000 285,348 — 285,348
7.46% Quarterly 3-mo. JIBAR Quarterly 12/18/24
(a)
12/18/29 ZAR 339,643 388 — 388
1-week
CNREPOFIX_
CFXS Quarterly 1.70% Quarterly 03/19/25
(a)
03/19/30 CNY 265,247 (237,440) — (237,440)
0.65% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/30 JPY 4,268,989 12,929 — 12,929
3.73% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/30 NZD 1,630 (11,760) — (11,760)
3.51% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/30 NZD 45,718 (51,371) — (51,371)
1.72% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/30 TWD 470,521 25,104 — 25,104
3.73% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/30 AUD 23,571 (3,585) — (3,585)
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (270,078) — (270,078)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 25,616,061 — 25,616,061
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 3,323,858 — 3,323,858
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 4,636,211 — 4,636,211
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 10,299,038 — 10,299,038
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 3,247,229 — 3,247,229
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 2,941,013 — 2,941,013
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (1,441,397) — (1,441,397)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,091,906) — (1,091,906)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (9,647,504) — (9,647,504)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (13,022,512) — (13,022,512)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (12,120,570) — (12,120,570)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (19,909,801) — (19,909,801)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (5,967,185) — (5,967,185)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 753,837 — 753,837
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (1,794,091) — (1,794,091)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 8,224,014 — 8,224,014
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 869,494 — 869,494
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 8,486,438 — 8,486,438
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (1,044,726) — (1,044,726)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (18,840,898) — (18,840,898)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 8,784,175 — 8,784,175
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 2,536,756 — 2,536,756
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 4,198,022 896,366 — 896,366
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 4,198,022 931,648 — 931,648
1-day SONIA Annual 3.52% Annual 08/21/29
(a)
08/21/34 GBP 78,000 (394,487) (8,979) (385,508)
1-day SONIA Annual 3.53% Annual 08/22/29
(a)
08/22/34 GBP 38,780 (193,061) (47,032) (146,029)
1-day SONIA Annual 3.58% Annual 08/22/29
(a)
08/22/34 GBP 38,780 (91,604) — (91,604)
1-day SONIA Annual 3.53% Annual 08/28/29
(a)
08/28/34 GBP 75,950 (355,928) (322,748) (33,180)
1-day SONIA Annual 3.62% Annual 08/29/29
(a)
08/29/34 GBP 80,140 (28,061) (29,525) 1,464
1-day ESTR Annual 2.28% Annual N/A 09/12/34 EUR 19,980 114,565 — 114,565
1-day ESTR Annual 2.30% Annual N/A 09/15/34 EUR 17,100 140,924 — 140,924
1-day ESTR Annual 2.31% Annual N/A 09/15/34 EUR 5,690 53,336 — 53,336
1-day SONIA Annual 3.44% Annual 09/17/29
(a)
09/17/34 GBP 72,060 (703,547) — (703,547)
1-day SONIA Annual 3.42% Annual 09/18/29
(a)
09/18/34 GBP 33,180 (354,548) (66,719) (287,829)
6-mo. BBR Semi-Annual 4.48% Semi-Annual 09/19/29
(a)
09/19/34 AUD 160,290 277,641 — 277,641
3.40% Annual 1-day SOFR Annual 09/19/29
(a)
09/19/34 USD 102,050 (49,707) — (49,707)
1-day ESTR Annual 2.43% Annual 09/21/29
(a)
09/21/34 EUR 60,370 54,592 (96,128) 150,720
1-day SONIA Annual 3.60% Annual 09/24/29
(a)
09/24/34 GBP 22,100 (41,856) (66,107) 24,251
2.45% Annual 1-day ESTR Annual 09/26/29
(a)
09/26/34 EUR 24,120 (48,916) (23,169) (25,747)
1-day ESTR Annual 2.45% Annual 09/27/29
(a)
09/27/34 EUR 24,020 41,726 — 41,726
1-day ESTR Annual 2.23% Annual 10/01/24
(a)
10/01/34 EUR 11,330 17,229 — 17,229

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day TONAR Annual 0.89% Annual 12/18/24
(a)
12/18/34 JPY 3,503,000 $ (54,791) $ — $ (54,791)
1-day TONAR Annual 0.89% Annual 12/18/24
(a)
12/18/34 JPY 3,503,000 (47,768) — (47,768)
0.93% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/35 JPY 4,425,427 22,342 — 22,342
1.07% Annual 1-day TONAR Annual 03/19/25
(a)
03/19/35 JPY 1,960,231 (169,053) — (169,053)
3.85% Semi-Annual 3-mo. BBR Quarterly 03/19/25
(a)
03/19/35 NZD 71,098 81,054 — 81,054
1.91% Quarterly 3-mo. TWCPBA Quarterly 03/19/25
(a)
03/19/35 TWD 84,664 1,917 — 1,917
4.05% Semi-Annual 6-mo. BBR Semi-Annual 03/19/25
(a)
03/19/35 AUD 16,586 10,436 — 10,436
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 (827,761) — (827,761)
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (4,667,502) — (4,667,502)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (10,400,740) — (10,400,740)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (10,254,937) — (10,254,937)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (13,154,030) — (13,154,030)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 2,753,279 (39,500) 2,792,779
1-day TONAR Annual 1.97% Annual 08/02/34
(a)
08/02/44 JPY 2,049,000 (18,499) — (18,499)
1-day TONAR Annual 1.99% Annual 08/02/34
(a)
08/02/44 JPY 35,827,000 109,441 — 109,441
1-day TONAR Annual 2.01% Annual 08/02/34
(a)
08/02/44 JPY 5,123,000 62,812 — 62,812
1-day TONAR Annual 1.84% Annual 08/08/34
(a)
08/08/44 JPY 2,330,000 (196,765) — (196,765)
1-day TONAR Annual 1.97% Annual 08/09/34
(a)
08/09/44 JPY 6,607,420 (64,658) — (64,658)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 09/12/44 EUR 15,970 61,812 — 61,812
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 09/13/44 EUR 16,020 (12,501) 31,944 (44,445)
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 7,070,399 (832,377) 7,902,776
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 12,579,622 (1,491,396) 14,071,018
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 7,461,412 (756,427) 8,217,839
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 4,246,853 (433,804) 4,680,657
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 4,383,558 (447,745) 4,831,303
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 1,758,872 (766,254) 2,525,126
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 6,627,712 (3,152,986) 9,780,698
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 2,051,320 (984,494) 3,035,814
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 17,989,195 (7,916,016) 25,905,211
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 11,178,605 — 11,178,605
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 (4,436,461) — (4,436,461)
3.35% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 11,390 (37,351) — (37,351)
3.36% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 65,260 (258,848) — (258,848)
3.28% Annual 1-day SOFR Annual 02/06/34
(a)
02/06/54 USD 29,960 144,674 — 144,674
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 (716,584) — (716,584)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 (761,620) — (761,620)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 (394,462) — (394,462)
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (1,054,152) — (1,054,152)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (1,044,669) — (1,044,669)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 (135,554) — (135,554)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 9,667 (534,293) (19,778) (514,515)
6-mo. EURIBOR Semi-Annual 1.88% Annual 07/13/44
(a)
07/13/54 EUR 23,440 63,498 35,924 27,574
1-day SONIA Annual 3.89% Annual N/A 07/16/54 GBP 5,580 104,649 49,481 55,168
1-day SONIA Annual 3.86% Annual N/A 07/17/54 GBP 7,030 89,728 5,883 83,845
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 07/18/54 EUR 5,500 (265,874) (38,327) (227,547)
1-day SONIA Annual 3.93% Annual N/A 07/23/54 GBP 5,010 151,108 4,767 146,341
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 07/29/54 EUR 12,010 (635,253) — (635,253)
1-day SONIA Annual 3.67% Annual N/A 09/10/54 GBP 5,500 (168,764) — (168,764)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 09/12/54 EUR 5,370 3,514 — 3,514
6-mo. EURIBOR Semi-Annual 1.75% Annual 09/13/44
(a)
09/13/54 EUR 20,680 (95,735) — (95,735)
1-day SONIA Annual 3.78% Annual N/A 09/26/54 GBP 5,920 (15,553) (26,227) 10,674
3.80% Annual 1-day SONIA Annual N/A 09/26/54 GBP 2,350 (3,849) — (3,849)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 09/30/54 EUR 6,080 (80,253) (39,589) (40,664)
2.29% Annual 6-mo. EURIBOR Semi-Annual N/A 10/05/54 EUR 40,070 (176,755) — (176,755)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 10/05/54 EUR 40,320 (17,331) — (17,331)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 10/05/54 EUR 28,630 34,805 — 34,805
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 09/12/64 EUR 9,230 57,977 — 57,977
1.34% Annual 6-mo. EURIBOR Semi-Annual 07/14/54
(a)
07/14/74 EUR 15,065 (17,398) (22,846) 5,448
1.93% Annual 6-mo. EURIBOR Semi-Annual N/A 09/13/74 EUR 7,780 181,593 (11,709) 193,302

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.20% Annual 6-mo. EURIBOR Semi-Annual 09/14/54
(a)
09/14/74 EUR 12,150 $ 145,772 $ — $ 145,772
$ 45,474,425 $ (17,301,291) $ 62,775,716
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.78% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/25 EUR 105,056 $ (289,506) $ 35,989 $ (325,495)
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/29 EUR 10,601 (93,362) (5,550) (87,812)
1.95% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/29 EUR 9,982 (96,332) (1,196) (95,136)
1.82% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/29 EUR 31,560 (80,962) 4,198 (85,160)
1.84% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/29 EUR 11,376 (39,949) — (39,949)
3.68% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/29 GBP 21,435 39,743 39,743 —
3.68% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/29 GBP 25,720 51,784 51,784 —
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.69% At Termination 09/15/29 EUR 26,620 (87,709) (87,709) —
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.82% At Termination 09/15/29 EUR 21,115 51,884 — 51,884
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.86% At Termination 09/15/29 EUR 52,830 257,001 34,681 222,320
UK Retail Price Index All
Items Monthly At Termination 3.69% At Termination 09/15/29 GBP 34,174 (36,436) — (36,436)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 1.78% At Termination 09/30/29 EUR 21,130 6,837 — 6,837
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 1,226,602 — 1,226,602
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/07/34 USD 2,167 (37,160) (209) (36,951)
1.89% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 26,620 91,179 91,179 —
1.92% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 10,680 19,784 — 19,784

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.94% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 18,720 $ — $ — $ —
1.95% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 18,755 (29,822) — (29,822)
1.95% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 21,395 (32,204) — (32,204)
1.96% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 13,415 (35,567) 6,870 (42,437)
1.97% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 16,020 (63,235) — (63,235)
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 09/15/34 EUR 53,580 (241,682) (83,302) (158,380)
3.45% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/34 GBP 8,740 34,793 28,116 6,677
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.99% At Termination 09/15/34 EUR 13,415 64,105 — 64,105
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.00% At Termination 09/15/34 EUR 13,415 85,531 (3,062) 88,593
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 09/15/34 GBP 26,270 (81,175) (81,175) —
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 09/15/34 GBP 21,430 (45,501) (45,501) —
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 09/15/44 GBP 8,740 (51,084) (56,746) 5,662
$ 587,557 $ (71,890) $ 659,447
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 $ (10,060) $ (2,558) $ (7,502)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (15,531) 5,523 (21,054)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (30,755) 10,899 (41,654)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 (7,100) (4,166) (2,934)
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 (17,714) (6,160) (11,554)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 (33,738) 19,506 (53,244)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (24,104) 14,206 (38,310)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 (24,104) 14,206 (38,310)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 (14,586) 8,433 (23,019)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 (24,098) 13,933 (38,031)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 (24,102) 14,205 (38,307)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (44,598) (20,435) (24,163)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (29,732) (13,626) (16,106)
Ardagh Packaging Finance plc . 5.00 Quarterly Deutsche Bank AG 06/20/25 EUR 1,763 399,166 423,631 (24,465)
Ardagh Packaging Finance plc . 5.00 Quarterly Deutsche Bank AG 06/20/25 EUR 2,934 664,295 659,641 4,654
Ardagh Packaging Finance plc . 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 2,650 599,994 354,507 245,487
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (128,697) 78,049 (206,746)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (2,416) 34,886 (37,302)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/25 USD 1,625 (2,265) 102,291 (104,556)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Simon Property Group LP .... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 1,010 $ (6,518) $ 11,906 $ (18,424)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (7,679) 18,428 (26,107)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (21,923) 32,088 (54,011)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (16,515) 13,202 (29,717)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (16,515) 12,280 (28,795)
Boparan Finance plc ....... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 2,651 (108,766) 65,177 (173,943)
Grifols SA ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 1,800 (69,983) (21,651) (48,332)
Grifols SA ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 2,768 (107,619) (8,443) (99,176)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 7,490 99,148 (91,658)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 830 5,034 51,399 (46,365)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (53,439) 26,809 (80,248)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (184,733) (82,776) (101,957)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 (30,827) 287,898 (318,725)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 1,620 75,621 278,823 (203,202)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 48,080 172,506 (124,426)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 980 45,746 177,800 (132,054)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 650 30,342 114,584 (84,242)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,215 56,715 291,094 (234,379)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 48,080 172,603 (124,523)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 128,835 626,553 (497,718)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (145,964) 75,121 (221,085)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (91,654) 47,260 (138,914)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 16 (84) 812 (896)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 (28,043) 248,083 (276,126)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 1,050 64,950 78,933 (13,983)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 108,251 132,025 (23,774)
Caterpillar, Inc. ........... 1.00 Quarterly Citibank NA 06/20/28 USD 11,800 (319,800) (222,290) (97,510)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (164,610) 1,113,813 (1,278,423)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (36,012) 166,880 (202,892)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (32,150) 141,228 (173,378)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (96,449) 423,683 (520,132)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 (1,412) 190,934 (192,346)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,500 (1,342) 181,527 (182,869)
UBS Group AG ........... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 4,131 (90,221) 139,007 (229,228)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (33,546) 63,431 (96,977)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (79,126) 161,439 (240,565)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (650,831) 792,965 (1,443,796)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (76,156) 138,288 (214,444)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 159,841 (72,336) 232,177
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (167,601) 136,519 (304,120)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 39,286 260,792 (221,506)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 50,485 41,991 8,494
Xerox Corp. ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 810 99,740 82,956 16,784
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 255,472 198,321 57,151
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 4,175 (670,895) (499,807) (171,088)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (335,849) (221,138) (114,711)
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 2,855 (548,187) (250,090) (298,097)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 3,007 (577,373) (203,966) (373,407)
Picard Bondco SA ......... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,715 (303,912) (226,921) (76,991)
Xerox Corp. ............. 1.00 Quarterly Bank of America NA 06/20/29 USD 790 120,368 89,393 30,975
Kroger Co. (The) .......... 1.00 Quarterly Bank of America NA 09/20/29 USD 2,100 (61,897) (56,058) (5,839)
ArcelorMittal SA ........... 5.00 Quarterly Goldman Sachs International 12/20/29 EUR 16,800 (3,284,539) (2,969,155) (315,384)
AT&T, Inc. ............... 1.00 Quarterly BNP Paribas SA 12/20/29 USD 35,730 (658,044) (573,472) (84,572)
Commerzbank AG ......... 1.00 Quarterly Citibank NA 12/20/29 EUR 9,060 261,024 308,979 (47,955)
Deutsche Bank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/29 EUR 28,860 63,496 156,184 (92,688)
DR Horton, Inc. ........... 1.00 Quarterly Barclays Bank plc 12/20/29 USD 97,176 (2,433,303) (2,163,458) (269,845)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (67,203) (63,132) (4,071)
ELO SACA .............. 1 .00 Quarterly Bank of America NA 12/20/29 EUR 5,836 1,049,716 1,024,431 25,285
Exelon Corp. ............. 1.00 Quarterly Bank of America NA 12/20/29 USD 84,050 (2,659,785) (2,391,909) (267,876)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/29 USD 97,769 2,349,297 3,103,608 (754,311)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/29 USD 58,683 1,410,082 1,862,830 (452,748)
Grifols SA ............... 5.00 Quarterly BNP Paribas SA 12/20/29 EUR 4,878 (261,367) (147,250) (114,117)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
HSBC Holdings plc ........ 1.00 % Quarterly BNP Paribas SA 12/20/29 EUR 25,410 $ (624,466) $ (577,437) $ (47,029)
Intel Corp. .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 40,072 (615,574) (509,519) (106,055)
Intel Corp. .............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 8,357 (128,378) (106,260) (22,118)
Ladbrokes Group Finance plc . 1.00 Quarterly Goldman Sachs International 12/20/29 EUR 6,255 156,189 164,147 (7,958)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/29 USD 51,443 1,109,632 1,264,237 (154,605)
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/29 USD 99,220 2,140,188 1,815,385 324,803
Lincoln National Corp. ...... 1.00 Quarterly Bank of America NA 12/20/29 USD 17,140 369,712 381,231 (11,519)
Occidental Petroleum Corp. ... 1.00 Quarterly Citibank NA 12/20/29 USD 16,037 12,444 14,921 (2,477)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/29 USD 36,106 1,644,951 1,827,149 (182,198)
Republic of Panama ........ 1.00 Quarterly Citibank NA 12/20/29 USD 11,805 330,903 384,697 (53,794)
Republic of Turkiye (The) .... 1.00 Quarterly Goldman Sachs International 12/20/29 USD 3,448 255,695 286,455 (30,760)
Republic of Turkiye (The) .... 1.00 Quarterly Goldman Sachs International 12/20/29 USD 38,161 2,829,700 3,170,107 (340,407)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/29 USD 12,900 (46,583) (18,063) (28,520)
Stena AB ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/29 EUR 6,618 (962,551) (904,594) (57,957)
Telecom Italia SpA ......... 1.00 Quarterly Goldman Sachs International 12/20/29 EUR 5,817 266,582 298,215 (31,633)
Toll Brothers Finance Corp. ... 1.00 Quarterly Bank of America NA 12/20/29 USD 151,169 (2,006,063) (2,066,264) 60,201
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 8,540 204,847 234,762 (29,915)
United Group BV .......... 5.00 Quarterly Deutsche Bank AG 12/20/29 EUR 5,868 (461,257) (414,229) (47,028)
Verisure Midholding AB ...... 5.00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,051 (237,275) (227,843) (9,432)
Volkswagen International
Finance NV ........... 1.00 Quarterly Citibank NA 12/20/29 EUR 5,110 38,168 — 38,168
Volvo Car AB ............ 5.00 Quarterly Barclays Bank plc 12/20/29 EUR 11,431 (1,563,912) (1,578,988) 15,076
Ziggo Bond Co. BV ........ 5.00 Quarterly BNP Paribas SA 12/20/29 EUR 5,894 (448,920) (396,182) (52,738)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,941 949 84,804 (83,855)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,082 1,105 82,417 (81,312)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 2 153 (151)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 771,083 146,035 625,048
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 230,533 101,907 128,626
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 265,050 82,064 182,986
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 224,992 69,661 155,331
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 19 (1) (9,010) 9,009
$ – $ – $ –
$ (3,036,321) $ 8,946,808 $ (11,983,129)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 NR EUR 1,117 $ (52) $ (21,925) $ 21,873
Bank of America Corp. .. 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 154,823 63,884 90,939
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 74,356 149,253 79,936 69,317
Morgan Stanley ....... 1.00 Quarterly Deutsche Bank AG 12/20/24 A- USD 74,356 152,594 84,758 67,836
Verizon Communications,
Inc. ............. 1.00 Quarterly Deutsche Bank AG 12/20/24 BBB+ USD 103,066 222,268 62,196 160,072
AXA SA ............ 1.00 Quarterly BNP Paribas SA 06/20/25 A+ EUR 13,000 95,091 77,513 17,578
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 101,832 74,573 27,259
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 78,608 59,200 19,408
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 36,921 27,930 8,991
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 85,754 56,608 29,146
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,790 127,586 120,493 7,093
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 100,604 84,836 15,768
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 167,673 141,326 26,347
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 100,604 85,555 15,049
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 161,553 130,196 31,357

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 $ 52,816 $ 42,595 $ 10,221
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB USD 4,408 242,746 95,116 147,630
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 806 (5,639) (22,446) 16,807
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 310 23,865 11,519 12,346
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 410 31,563 36,209 (4,646)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 110 11,950 1,901 10,049
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 NR EUR 3,940 426,210 47,280 378,930
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 NR EUR 1,474 159,481 (28,767) 188,248
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 612 66,219 12,468 53,751
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 575 62,246 11,720 50,526
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 163 17,609 3,246 14,363
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,104 227,600 126,631 100,969
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 4,295 464,601 593,537 (128,936)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 631 2,304 (90,761) 93,065
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,065 3,892 (148,362) 152,254
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 3,750 13,701 (522,220) 535,921
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 1,309 4,783 (182,290) 187,073
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 379 1,385 (52,783) 54,168
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 1,088 3,976 (155,989) 159,965
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 309 1,129 (44,316) 45,445
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 647 2,364 (92,343) 94,707
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 469 1,714 (66,847) 68,561
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 225 822 (32,072) 32,894
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 285 34,115 (6,371) 40,486
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 3,100 371,078 (52,423) 423,501
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 958 114,675 155,875 (41,200)
Boparan Finance plc ... 5.00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 299,557 (377,109) 676,666
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC- EUR 806 8,677 (18,428) 27,105
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 6,878 131,500 91,866 39,634
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 19,412 371,136 266,799 104,337
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 3,625 69,306 55,014 14,292
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 3,625 69,306 55,174 14,132
AT&T, Inc. ........... 1.00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 5,236 100,106 71,964 28,142
Broadcom, Inc. ....... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 19,573 481,517 410,445 71,072
Broadcom, Inc. ....... 1.00 Quarterly Citibank NA 06/20/29 BBB USD 10,926 268,791 229,694 39,097
Broadcom, Inc. ....... 1.00 Quarterly Citibank NA 06/20/29 BBB USD 10,925 268,767 229,673 39,094
Energy Transfer LP .... 1.00 Quarterly Barclays Bank plc 06/20/29 BBB USD 41,240 576,241 671,099 (94,858)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 587,597 599,188 (11,591)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,391,754 1,411,624 (19,870)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 881,364 883,861 (2,497)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 528,809 524,149 4,660
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,235,843 1,260,874 (25,031)
Ford Motor Co. ....... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 528,809 527,523 1,286
Ford Motor Co. ....... 5.00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 498,321 503,824 (5,503)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5.00 % Quarterly Deutsche Bank AG 06/20/29 BB EUR 2,935 $ 235,134 $ 324,347 $ (89,213)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 41,709 35,732 5,977
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 197,582 177,076 20,506
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,062 41,342 39,179 2,163
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 62,553 64,628 (2,075)
Freeport-McMoRan, Inc. . 1.00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 62,553 45,776 16,777
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 4,399 44,772 29,516 15,256
Freeport-McMoRan, Inc. . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 6,502 66,176 62,713 3,463
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 7,090 136,606 145,644 (9,038)
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 3,506 67,552 65,785 1,767
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 7,019 135,238 134,856 382
Goldman Sachs Group, Inc.
(The) ............ 1.00 Quarterly Bank of America NA 06/20/29 BBB+ USD 1,424 27,437 25,672 1,765
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 526 (129,175) (121,967) (7,208)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 789 (193,762) (212,056) 18,294
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,738 182,675 216,128 (33,453)
Kinder Morgan, Inc. .... 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,433 131,240 148,908 (17,668)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 7,075 141,680 148,551 (6,871)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 2,194 43,936 43,268 668
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 3,621 72,512 72,562 (50)
Morgan Stanley ....... 1.00 Quarterly Bank of America NA 06/20/29 A- USD 7,242 145,024 145,310 (286)
Teck Resources Ltd. .... 5.00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 5,283,074 4,535,390 747,684
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 82,029 1,712,533 1,471,530 241,003
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 13,227 276,142 252,553 23,589
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 14,182 296,080 276,329 19,751
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 28,390 592,703 498,567 94,136
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 71,764 1,498,229 1,366,252 131,977
Verizon Communications,
Inc. ............. 1.00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 21,677 452,554 413,871 38,683
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 5,975 358,175 194,328 163,847
Virgin Media Finance plc . 5.00 Quarterly Barclays Bank plc 06/20/29 B- EUR 2,057 122,714 103,242 19,472
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB USD 1,975 340,002 276,587 63,415
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB USD 1,335 229,824 204,510 25,314
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,381 131,296 130,108 1,188
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 21,396 335,189 366,556 (31,367)
Williams Cos., Inc. (The) . 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,737 183,871 206,117 (22,246)
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/29 BB- USD 1,480 160,229 161,602 (1,373)
CCO Holdings LLC .... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 3,460 374,589 361,198 13,391
Devon Energy Corp. .... 1.00 Quarterly Citibank NA 12/20/29 BBB USD 8,365 27,299 27,299 —
Eutelsat SA .......... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B+ EUR 2,950 (130,662) (158,650) 27,988
Optics Bidco SpA ...... 5.00 Quarterly Bank of America NA 12/20/29 BB+ EUR 2,947 504,891 503,930 961

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Oracle Corp. ......... 1.00 % Quarterly Barclays Bank plc 12/20/29 BBB USD 8,300 $ 257,773 $ 257,773 $ —
Pitney Bowes, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B USD 1,975 (248,965) (241,178) (7,787)
Sirius XM Radio, Inc. ... 5.00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 1,480 188,238 186,230 2,008
Vistra Operations Co. LLC 5.00 Quarterly Barclays Bank plc 12/20/29 BB USD 1,975 362,337 327,283 35,054
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 1,335 244,922 224,819 20,103
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 1,335 244,922 223,736 21,186
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 1,975 362,337 334,598 27,739
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB USD 1,975 362,337 334,598 27,739
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (249,913) (3,403) (246,510)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (122,487) (75,543) (46,944)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (265,050) — (265,050)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (215,334) (274,509) 59,175
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (380,000) 2,242 (382,242)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (258,876) (386,779) 127,903
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (46,612) — (46,612)
$ 26,866,863 $ 21,857,234 $ 5,009,629
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 13.21% At Termination
JPMorgan Chase Bank
NA N/A 01/02/25 BRL 294,168 $ 1,448,193 $ — $ 1,448,193
1-day
BZDIOVER At Termination 10.98% At Termination Barclays Bank plc N/A 01/02/25 BRL 1,321,099 92,397 — 92,397
1-day
BZDIOVER At Termination 11.02% At Termination Barclays Bank plc N/A 01/02/25 BRL 283,788 6,824 — 6,824
1-day
BZDIOVER At Termination 13.15% At Termination Bank of America NA N/A 01/02/25 BRL 27,073 127,669 — 127,669
1-day
BZDIOVER At Termination 13.25% At Termination Citibank NA N/A 01/02/25 BRL 154,749 785,362 — 785,362
1-day
BZDIOVER At Termination 13.35% At Termination Bank of America NA N/A 01/02/25 BRL 562,555 3,075,003 — 3,075,003
10.02% At Termination 1-day IBR At Termination Barclays Bank plc N/A 03/21/25 COP 46,576,678 26,737 — 26,737
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 104,072,084 (31,897) — (31,897)
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 187,358,434 (57,424) — (57,424)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 69,620,765 (8,562) — (8,562)
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 125,336,566 (15,414) — (15,414)
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 355,740 (435,100) — (435,100)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 224,458 $ (209,501) $ — $ (209,501)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 223,369 (208,484) — (208,484)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc N/A 07/01/25 BRL 48,884 (2,081) — (2,081)
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 368,616,006 (645,248) — (645,248)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 99,060 (725,746) — (725,746)
1-day
BZDIOVER At Termination 11.53% At Termination BNP Paribas SA N/A 01/02/26 BRL 168,666 (226,783) — (226,783)
1-day
BZDIOVER At Termination 12.16% At Termination Barclays Bank plc N/A 01/02/26 BRL 39,525 (8,686) — (8,686)
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 15,484,512 1,322 — 1,322
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (3,247,859) — (3,247,859)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 1,912,550 — 1,912,550
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 145,950 426,848 — 426,848
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 257,208 591,800 — 591,800
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 25,788 9,997 — 9,997
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (3,446,239) — (3,446,239)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (3,309,227) — (3,309,227)
1-day
BZDIOVER At Termination 10.05% At Termination Barclays Bank plc N/A 01/04/27 BRL 25,249 (235,592) — (235,592)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (3,014,066) — (3,014,066)
1-day
BZDIOVER At Termination 10.14% At Termination Bank of America NA N/A 01/04/27 BRL 256,421 (3,105,312) — (3,105,312)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (21,926) — (21,926)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (37,439) — (37,439)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 398,851 (4,438,922) — (4,438,922)
1-day
BZDIOVER At Termination 9.94% At Termination Barclays Bank plc N/A 01/04/27 BRL 82,900 (834,561) — (834,561)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (3,379,468) — (3,379,468)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 09/13/27 CLP 39,670,774 (15,364) — (15,364)
4.34% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International N/A 09/13/27 CLP 13,479,729 (5,220) — (5,220)
4.28% Semi-Annual 1-day CLICP Semi-Annual Barclays Bank plc N/A 09/25/27 CLP 2,866,882 3,015 — 3,015
3.30% Quarterly 3-mo. KLIBOR Quarterly
Goldman Sachs
International 03/19/25
(a)
03/19/28 MYR 64,016 35,210 — 35,210
$ (19,123,194) $ — $ (19,123,194)
(a)
Forward swap.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/24 USD 19,218 $ 12,091 $ — $ 12,091
0.00% ........... At Termination
Citi Equity US 1W
Volatility Carry
Index
At
Termination Citibank NA 12/20/24 USD 17,583 57,259 — 57,259
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,925 6,264 — 6,264
0.00% ........... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/20/24 USD 4,872 6,196 — 6,196
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 1,972 214 — 214
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 2,066 224 — 224
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/20/24 USD 3,074 3,731 — 3,731
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 990 1,182 — 1,182
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 1,997 811 — 811
0.00% ........... Quarterly
J.P. Morgan UST
10Y Short Variance
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 2,998 1,218 — 1,218
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 1,975 (1,378) — (1,378)
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/20/24 USD 2,949 (2,058) — (2,058)
1-day SOFR ....... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/20/24 USD 990 384 — 384
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination Bank of America NA 12/20/24 USD 3,395 (104,516) — (104,516)
1-day SOFR minus
0.30% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 585 (18,001) — (18,001)
1-day SOFR plus 0.40% At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 12/20/24 USD 1,265 (83,901) — (83,901)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
Goldman Sachs
International 12/20/24 USD 685 $ 378,854 $ — $ 378,854
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.60%
At
Termination
JPMorgan Chase Bank
NA 12/20/24 USD 1,828 1,011,533 — 1,011,533
$ 1,270,107 $ — $ 1,270,107
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
01/12/27 $ (64,649,046) $ (1,195,177)
(c)
$ (65,702,227) 0.4%
Monthly Citibank NA
(d)
02/24/28 (64,929,074) (763,233)
(e)
(65,614,537) 0.4
Monthly
JPMorgan Chase
Bank NA
(f)
04/30/25 (83,105,366) (1,756,243)
(g)
(84,944,926) 0.9
Monthly
Merrill Lynch
International &
Co.
(h)
03/15/28 (141,039,013) (1,518,781)
(i)
(142,994,970) 1.1
$ (5,233,434) $ (359,256,660)
(b) (d) (f)
Range: 15-155 basis points 0-75 basis points 15-900 basis points
Benchmarks: Bank of Canada Overnight Rate Target (CABROVER) AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CAD - Overnight Interbank Rate Overnight
EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON) CHF - Swiss Average Rate O/N (SSARON)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) DKK - Denmark Short-Term Rate
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR)
NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
SEK - TN Stockholm Interbank Offer Rate (STIBOR) HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
SEK - TN Stockholm Interbank Offer Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

(h)
Range: 0-2,500 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
Bank of Canada Overnight Rate Target (CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - 28D Mexican Interbank Rate (TIIE)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
(b) Barclays Bank
(c)
Amount includes $(141,996) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(77,770) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $83,317 of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $437,176 of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date January 12, 2027:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Canada
Canadian National Railway Co. 10,100 $ 1,182,696 (1.8) %
Fairfax Financial Holdings Ltd. 2,200 2,777,828 (4.2)
3,960,524
France
Carrefour SA ............ 64,200 1,094,703 (1.7)
Edenred SE ............. 39,200 1,484,724 (2.3)
2,579,427
Germany
Northern Data AG ......... 111,387 3,175,733 (4.8)
Rheinmetall AG .......... 1,400 761,077 (1.2)
3,936,810
Japan
Daikin Industries Ltd. ....... 19,600 2,751,076 (4.2)
Hakuhodo DY Holdings, Inc. .. 121,200 993,147 (1.5)
Mitsubishi Logistics Corp. .... 31,600 1,158,009 (1.8)
Mitsubishi UFJ Financial Group,
Inc. ................. 90,800 932,389 (1.4)
Shimamura Co. Ltd. ....... 18,200 994,189 (1.5)
Sompo Holdings, Inc. ...... 77,500 1,746,912 (2.7)
Yamazaki Baking Co. Ltd. .... 41,100 814,373 (1.2)
9,390,095
Norway
Telenor ASA ............. 220,000 2,814,379 (4.3)
Sweden
Sandvik AB ............. 63,900 1,429,899 (2.2)
Shares Value
% of Basket
Value
Switzerland
Adecco Group AG (Registered) 20,500 $ 699,139 (1.1) %
Geberit AG (Registered) ..... 1,600 1,044,490 (1.6)
1,743,629
United Kingdom
National Grid plc .......... 61,100 844,586 (1.3)
Spirax Group plc .......... 7,600 766,118 (1.2)
1,610,704
United States
AMC Networks, Inc., Class A .. 179,997 1,564,174 (2.4)
Amgen, Inc. ............. 2,700 869,967 (1.3)
Bristol-Myers Squibb Co. .... 34,400 1,779,856 (2.7)
Devon Energy Corp. ....... 57,500 2,249,400 (3.4)
DuPont de Nemours, Inc. .... 28,800 2,566,368 (3.9)
Honeywell International, Inc. .. 14,400 2,976,624 (4.5)
Johnson & Johnson ........ 12,800 2,074,368 (3.2)
Netflix, Inc. .............. 2,700 1,915,029 (2.9)
Procter & Gamble Co. (The) .. 6,800 1,177,760 (1.8)
Rockwell Automation, Inc. .... 6,700 1,798,682 (2.7)
Skyworks Solutions, Inc. .... 7,700 760,529 (1.2)
TJX Cos., Inc. (The) ....... 21,200 2,491,848 (3.8)
22,224,605
Total Reference Entity — Long ............ 49,690,072
Reference Entity — Short
Common Stocks
Finland
Valmet OYJ ............. (31,700) (1,016,823) 1.5
France
Bollore SE .............. (184,700) (1,232,891) 1.9
Capgemini SE ........... (6,600) (1,424,944) 2.2
Pernod Ricard SA ......... (15,200) (2,299,645) 3.5
Remy Cointreau SA ........ (18,500) (1,441,127) 2.2

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
France (continued)
SOITEC ............... (16,400) $ (1,642,604) 2.5%
Teleperformance SE ....... (8,900) (920,709) 1.4
(8,961,920)
Germany
thyssenkrupp AG ......... (382,500) (1,481,949) 2.3
Italy
Telecom Italia SpA ........ (631,600) (175,604) 0.3
Japan
Aeon Co. Ltd. ............ (94,000) (2,553,069) 3.9
DMG Mori Co. Ltd. ........ (61,800) (1,318,208) 2.0
Hitachi Construction Machinery
Co. Ltd. .............. (55,400) (1,357,859) 2.1
Invincible Investment Corp. ... (2,000) (866,195) 1.3
Japan Metropolitan Fund Invest (1,600) (1,074,115) 1.6
Japan Real Estate Investment
Corp. ............... (100) (397,560) 0.6
Kobe Bussan Co. Ltd. ...... (49,300) (1,537,580) 2.3
Mitsui Chemicals, Inc. ...... (33,400) (892,183) 1.4
Nippon Express Holdings, Inc. . (35,200) (1,853,871) 2.8
Nissan Motor Co. Ltd. ...... (576,300) (1,637,058) 2.5
Orient Corp. ............. (234,500) (1,538,441) 2.3
OSG Corp. .............. (151,300) (2,139,011) 3.3
Otsuka Holdings Co. Ltd. .... (32,100) (1,823,252) 2.8
Recruit Holdings Co. Ltd. .... (28,800) (1,749,669) 2.7
Sankyu, Inc. ............. (16,500) (557,250) 0.8
Sharp Corp. ............. (54,700) (363,790) 0.6
Shinko Electric Industries Co.
Ltd. ................ (36,500) (1,395,898) 2.1
SoftBank Group Corp. ...... (16,600) (984,649) 1.5
Tokyo Gas Co. Ltd. ........ (40,100) (934,054) 1.4
Zenkoku Hosho Co. Ltd. ..... (38,900) (1,535,350) 2.3
(26,509,062)
Luxembourg
RTL Group SA ........... (44,900) (1,524,539) 2.3
Netherlands
Aegon Ltd. .............. (134,600) (864,553) 1.3
South Korea
Delivery Hero SE ......... (23,100) (934,846) 1.4
Sweden
Beijer Ref AB, Class B ...... (75,800) (1,247,946) 1.9
Lifco AB, Class B ......... (81,200) (2,674,217) 4.1
Swedish Orphan Biovitrum AB . (34,300) (1,104,398) 1.7
(5,026,561)
Switzerland
Bachem Holding AG ....... (10,000) (843,014) 1.3
Clariant AG (Registered) .... (131,900) (1,999,090) 3.1
DSM-Firmenich AG ........ (9,600) (1,324,870) 2.0
Swatch Group AG (The) ..... (7,700) (1,651,086) 2.5
(5,818,060)
Taiwan
First Financial Holding Co. Ltd. (1,035,150) (895,772) 1.4
Formosa Plastics Corp. ..... (174,000) (293,308) 0.4
Powerchip Semiconductor
Manufacturing Corp. ..... (436,000) (296,363) 0.5
(1,485,443)
Shares Value
% of Basket
Value
United Kingdom
Ashtead Group plc ........ (19,800) $ (1,534,120) 2.3%
Coca-Cola Europacific Partners
plc ................. (33,700) (2,653,875) 4.0
Entain plc .............. (127,427) (1,301,941) 2.0
Howden Joinery Group plc ... (121,500) (1,476,504) 2.3
Unilever plc ............. (31,000) (2,009,832) 3.1
(8,976,272)
United States
American Electric Power Co.,
Inc. ................. (11,500) (1,179,900) 1.8
Bio-Rad Laboratories, Inc., Class
A .................. (2,000) (669,160) 1.0
Charter Communications, Inc.,
Class A .............. (5,900) (1,912,072) 2.9
Chubb Ltd. .............. (9,200) (2,653,188) 4.0
Corning, Inc. ............ (21,000) (948,150) 1.5
Corteva, Inc. ............ (30,600) (1,798,974) 2.7
Deere & Co. ............. (3,000) (1,251,990) 1.9
Edison International ........ (25,700) (2,238,213) 3.4
Emerson Electric Co. ....... (15,800) (1,728,046) 2.6
EQT Corp. .............. (52,900) (1,938,256) 3.0
Everest Group Ltd. ........ (2,900) (1,136,307) 1.7
Exxon Mobil Corp. ......... (24,100) (2,825,002) 4.3
Fortive Corp. ............ (11,300) (891,909) 1.4
General Dynamics Corp. .... (6,100) (1,843,420) 2.8
Hershey Co. (The) ........ (7,400) (1,419,172) 2.2
KKR & Co., Inc. .......... (9,500) (1,240,510) 1.9
Lamb Weston Holdings, Inc. .. (26,300) (1,702,662) 2.6
Lowe's Cos., Inc. ......... (6,500) (1,760,525) 2.7
McDonald's Corp. ......... (3,800) (1,157,138) 1.8
Mondelez International, Inc.,
Class A .............. (15,400) (1,134,518) 1.7
Newmont Corp. .......... (23,800) (1,272,110) 1.9
Parker-Hannifin Corp. ...... (4,700) (2,969,554) 4.5
Paycom Software, Inc. ...... (4,200) (699,594) 1.1
Pentair plc .............. (21,000) (2,053,590) 3.1
PTC, Inc. ............... (9,600) (1,734,336) 2.6
Public Service Enterprise Group,
Inc. ................. (14,000) (1,248,940) 1.9
Sherwin-Williams Co. (The) .. (3,200) (1,221,344) 1.9
Smurfit WestRock plc ...... (53,400) (2,652,186) 4.0
Southwest Airlines Co. ...... (52,200) (1,546,686) 2.4
Starbucks Corp. .......... (14,200) (1,384,358) 2.1
Synopsys, Inc. ........... (1,600) (810,224) 1.2
Teradyne, Inc. ........... (9,200) (1,232,156) 1.9
Tractor Supply Co. ........ (3,300) (960,069) 1.5
Vulcan Materials Co. ....... (5,600) (1,402,408) 2.1
(52,616,667)
Total Reference Entity — Short ............ (115,392,299)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (65,702,227)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Brazil
Pluxee NV .............. 56,700 1,194,304 (1.8)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Canada
Alimentation Couche-Tard, Inc. 26,700 $ 1,476,106 (2.3) %
Canadian Natural Resources
Ltd. ................ 47,400 1,573,984 (2.4)
Thomson Reuters Corp. ..... 5,700 972,260 (1.5)
4,022,350
Chile
Antofagasta plc ........... 44,700 1,204,882 (1.8)
Finland
Sampo OYJ, Class A ....... 21,400 998,104 (1.5)
France
Bureau Veritas SA ......... 36,400 1,207,628 (1.8)
Kering SA .............. 2,900 834,772 (1.3)
L'Oreal SA .............. 4,100 1,839,001 (2.8)
3,881,401
Germany
Fresenius Medical Care AG .. 22,100 939,067 (1.4)
Japan
Ebara Corp. ............. 80,700 1,322,744 (2.0)
Isetan Mitsukoshi Holdings Ltd. 40,700 638,928 (1.0)
Japan Post Holdings Co. Ltd. . 132,400 1,269,603 (1.9)
Kokusai Electric Corp. ...... 26,500 597,538 (0.9)
Yamaha Motor Co. Ltd. ..... 198,600 1,788,613 (2.7)
5,617,426
Netherlands
Koninklijke KPN NV ........ 571,000 2,332,127 (3.5)
Sweden
Volvo AB, Class B ......... 87,100 2,303,986 (3.5)
Switzerland
Julius Baer Group Ltd. ...... 17,900 1,079,441 (1.6)
United Kingdom
Imperial Brands plc ........ 52,700 1,532,994 (2.3)
International Consolidated
Airlines Group SA ....... 267,700 735,353 (1.1)
Intertek Group plc ......... 30,400 2,101,778 (3.2)
Marks & Spencer Group plc .. 231,100 1,153,294 (1.8)
Rolls-Royce Holdings plc .... 134,000 948,384 (1.5)
Sage Group plc (The) ...... 87,800 1,206,042 (1.8)
Schroders plc ............ 173,600 813,447 (1.2)
UNITE Group plc (The) ..... 148,900 1,875,272 (2.9)
10,366,564
United States
Datadog, Inc., Class A ...... 12,900 1,484,274 (2.3)
Dell Technologies, Inc., Class C 9,200 1,090,568 (1.7)
Equinix, Inc. ............. 1,200 1,065,156 (1.6)
Equity Residential ......... 25,700 1,913,622 (2.9)
Etsy, Inc. ............... 21,300 1,182,789 (1.8)
Expeditors International of
Washington, Inc. ........ 21,000 2,759,400 (4.2)
GoDaddy, Inc., Class A ..... 7,500 1,175,850 (1.8)
Lululemon Athletica, Inc. .... 2,800 759,780 (1.2)
PNC Financial Services Group,
Inc. (The) ............ 7,800 1,441,830 (2.2)
Tenaris SA .............. 54,500 865,019 (1.3)
Ventas, Inc. ............. 20,800 1,333,904 (2.0)
Zoetis, Inc. .............. 6,500 1,269,970 (1.9)
16,342,162
Total Reference Entity — Long ............ 50,281,814
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
Australia
National Storage REIT ...... (1,559,588) $ (2,734,067) 4.2%
Belgium
D'ieteren Group .......... (4,100) (868,186) 1.3
UCB SA ............... (6,200) (1,119,206) 1.7
(1,987,392)
Brazil
NU Holdings Ltd., Class A .... (89,500) (1,221,675) 1.8
Canada
Brookfield Asset Management
Ltd., Class A .......... (36,200) (1,711,433) 2.6
Canadian Pacific Kansas City
Ltd. ................ (30,700) (2,625,656) 4.0
Constellation Software, Inc. .. (100) (325,336) 0.5
Manulife Financial Corp. ..... (81,300) (2,402,722) 3.7
Rogers Communications, Inc.,
Class B .............. (39,600) (1,592,257) 2.4
Royal Bank of Canada ...... (13,000) (1,622,537) 2.5
Saputo, Inc. ............. (15,300) (330,221) 0.5
(10,610,162)
Finland
Wartsila OYJ Abp ......... (39,200) (877,166) 1.3
France
Renault SA ............. (26,100) (1,134,642) 1.8
SEB SA ................ (8,700) (993,067) 1.5
Wendel SE ............. (19,400) (1,985,001) 3.0
Worldline SA ............ (82,900) (604,060) 0.9
(4,716,770)
Germany
Deutsche Lufthansa AG
(Registered) ........... (192,600) (1,410,677) 2.2
Deutsche Post AG ......... (40,400) (1,802,111) 2.7
SAP SE ................ (5,300) (1,212,283) 1.8
(4,425,071)
Italy
DiaSorin SpA ............ (20,500) (2,396,993) 3.6
Nexi SpA ............... (201,700) (1,370,393) 2.1
(3,767,386)
Japan
Advantest Corp. .......... (17,500) (823,047) 1.3
Anritsu Corp. ............ (122,100) (930,506) 1.4
Brother Industries Ltd. ...... (47,800) (937,474) 1.4
Calbee, Inc. ............. (67,700) (1,648,787) 2.5
Daiichikosho Co. Ltd. ....... (102,800) (1,252,736) 1.9
Descente Ltd. ............ (19,000) (575,928) 0.9
Kaneka Corp. ............ (24,000) (656,828) 1.0
Koito Manufacturing Co. Ltd. .. (47,800) (665,038) 1.0
MatsukiyoCocokara & Co. ... (118,800) (1,957,271) 3.0
Mercari, Inc. ............. (41,100) (717,391) 1.1
Mitsubishi Heavy Industries Ltd. (48,400) (723,289) 1.1
MonotaRO Co. Ltd. ........ (34,800) (580,290) 0.9
Nomura Real Estate Holdings,
Inc. ................. (48,600) (1,309,435) 2.0
Nomura Real Estate Master
Fund, Inc. ............ (1,300) (1,297,018) 2.0
Obic Co. Ltd. ............ (28,000) (982,359) 1.5
Relo Group, Inc. .......... (70,800) (930,750) 1.4
Sanken Electric Co. Ltd. ..... (28,100) (1,322,437) 2.0
SBI Holdings, Inc. ......... (65,900) (1,525,093) 2.3

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan (continued)
SG Holdings Co. Ltd. ....... (74,700) $ (801,185) 1.2%
SUMCO Corp. ........... (177,200) (1,916,585) 2.9
Yakult Honsha Co. Ltd. ..... (55,500) (1,285,312) 2.0
(22,838,759)
Sweden
Husqvarna AB, Class B ..... (227,500) (1,593,571) 2.4
Swedbank AB, Class A ...... (37,900) (804,453) 1.2
Telefonaktiebolaget LM Ericsson,
Class B .............. (238,300) (1,800,703) 2.8
(4,198,727)
Switzerland
Cie Financiere Richemont SA . (7,600) (1,206,913) 1.8
United Kingdom
Beazley plc ............. (165,300) (1,688,073) 2.6
Halma plc .............. (44,800) (1,566,453) 2.4
HSBC Holdings plc ........ (142,300) (1,276,577) 1.9
Rentokil Initial plc ......... (373,800) (1,827,834) 2.8
WPP plc ............... (212,800) (2,179,803) 3.3
(8,538,740)
United States
Air Products & Chemicals, Inc. (4,600) (1,369,604) 2.1
Albemarle Corp. .......... (10,700) (1,013,397) 1.6
APA Corp. .............. (91,900) (2,247,874) 3.4
Bio-Techne Corp. ......... (9,200) (735,356) 1.1
Blackstone, Inc. .......... (15,700) (2,404,141) 3.7
Brown-Forman Corp., Class B . (30,100) (1,480,920) 2.3
CDW Corp. ............. (6,600) (1,493,580) 2.3
Charles River Laboratories
International, Inc. ....... (6,800) (1,339,396) 2.0
Constellation Brands, Inc., Class
A .................. (8,300) (2,138,827) 3.3
Enphase Energy, Inc. ....... (6,400) (723,328) 1.1
Federal Realty Investment Trust (15,500) (1,782,035) 2.7
FedEx Corp. ............ (9,900) (2,709,432) 4.1
First Solar, Inc. ........... (5,100) (1,272,144) 1.9
Fiserv, Inc. .............. (19,300) (3,467,245) 5.3
FMC Corp. .............. (12,400) (817,656) 1.3
GE HealthCare Technologies,
Inc. ................. (32,900) (3,087,665) 4.7
Gen Digital, Inc. .......... (39,100) (1,072,513) 1.6
Haleon plc .............. (469,400) (2,456,136) 3.7
Henry Schein, Inc. ......... (20,300) (1,479,870) 2.3
Martin Marietta Materials, Inc. . (3,300) (1,776,225) 2.7
Norfolk Southern Corp. ..... (9,700) (2,410,450) 3.7
Paychex, Inc. ............ (8,500) (1,140,615) 1.7
Ralph Lauren Corp. ........ (6,200) (1,201,994) 1.8
Revvity, Inc. ............. (8,800) (1,124,200) 1.7
Solventum Corp. .......... (13,100) (913,332) 1.4
STERIS plc ............. (4,500) (1,091,430) 1.7
Super Micro Computer, Inc. .. (1,800) (749,520) 1.1
Tapestry, Inc. ............ (48,800) (2,292,624) 3.5
Walgreens Boots Alliance, Inc. (170,500) (1,527,680) 2.3
WW Grainger, Inc. ......... (1,400) (1,454,334) 2.2
(48,773,523)
Total Reference Entity — Short ............ (115,896,351)
Net Value of Reference Entity — Citibank NA ..
$ (65,614,537)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date April 30, 2025:
Shares Value
% of Basket
Val ue
Reference Entity — Long
Common Stocks
Australia
Macquarie Group Ltd. ...... 6,400 $ 1,024,075 (1.2) %
Metcash Ltd. ............ 533,000 1,317,544 (1.5)
Transurban Group ......... 243,800 2,202,754 (2.6)
4,544,373
Belgium
Warehouses De Pauw CVA .. 37,900 1,011,354 (1.2)
Brazil
Ambev SA .............. 584,300 1,408,275 (1.7)
SLC Agricola SA .......... 234,900 787,786 (0.9)
Transmissora Alianca de Energia
Eletrica SA ........... 247,800 1,561,117 (1.8)
3,757,178
Canada
Barrick Gold Corp. ........ 60,800 1,209,302 (1.4)
China
BeiGene Ltd. ............ 80,400 1,413,050 (1.6)
Budweiser Brewing Co. APAC
Ltd. ................ 931,500 1,229,228 (1.4)
CSPC Pharmaceutical Group
Ltd. ................ 1,690,000 1,294,230 (1.5)
Geely Automobile Holdings Ltd. 1,255,000 1,925,169 (2.3)
Great Wall Motor Co. Ltd., Class
H .................. 1,052,500 1,933,091 (2.3)
Haidilao International Holding
Ltd. ................ 852,000 2,039,049 (2.4)
NetEase, Inc. ............ 54,400 1,016,177 (1.2)
Tencent Holdings Ltd. ...... 17,000 945,283 (1.1)
Weichai Power Co. Ltd., Class H 1,337,000 2,443,688 (2.9)
Xiaomi Corp., Class B ...... 297,600 838,248 (1.0)
15,077,213
Denmark
Novo Nordisk A/S, Class B ... 15,100 1,791,034 (2.1)
France
Dassault Systemes SE ..... 27,100 1,076,433 (1.3)
Eiffage SA .............. 13,700 1,322,950 (1.5)
Orange SA .............. 192,700 2,206,975 (2.6)
4,606,358
Hong Kong
AIA Group Ltd. ........... 209,200 1,826,914 (2.1)
Japan
Astellas Pharma, Inc. ....... 62,600 723,491 (0.9)
Credit Saison Co. Ltd. ...... 33,000 828,100 (1.0)
Daiichi Sankyo Co. Ltd. ..... 44,300 1,463,333 (1.7)
Goldwin, Inc. ............ 19,000 1,100,769 (1.3)
Hitachi Ltd. ............. 45,900 1,217,146 (1.4)
Japan Aviation Electronics
Industry Ltd. ........... 67,500 1,205,037 (1.4)
Kamigumi Co. Ltd. ........ 95,800 2,191,132 (2.6)
Kawasaki Kisen Kaisha Ltd. .. 44,200 689,056 (0.8)
Mabuchi Motor Co. Ltd. ..... 90,900 1,411,225 (1.7)
Mitsubishi Chemical Group
Corp. ............... 289,200 1,860,259 (2.2)
Mitsubishi Electric Corp. ..... 88,000 1,427,443 (1.7)
Mitsui Mining & Smelting Co.
Ltd. ................ 43,200 1,478,635 (1.7)
Morinaga Milk Industry Co. Ltd. 49,700 1,214,292 (1.4)
MS&AD Insurance Group
Holdings, Inc. .......... 43,400 1,020,082 (1.2)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan (continued)
NIDEC Corp. ............ 65,600 $ 1,381,083 (1.6) %
Nihon M&A Center Holdings,
Inc. ................. 110,900 506,540 (0.6)
NSK Ltd. ............... 148,000 748,551 (0.9)
Panasonic Holdings Corp. ... 125,700 1,104,244 (1.3)
Rakus Co. Ltd. ........... 45,300 705,583 (0.8)
SHO-BOND Holdings Co. Ltd. . 49,200 1,950,810 (2.3)
24,226,811
Mexico
Wal-Mart de Mexico SAB de CV 265,900 802,291 (1.0)
Netherlands
Koninklijke Vopak NV ...... 29,400 1,364,446 (1.6)
Wolters Kluwer NV ........ 11,300 1,905,991 (2.2)
3,270,437
Peru
Credicorp Ltd. ........... 8,600 1,556,342 (1.8)
South Africa
Discovery Ltd. ........... 97,300 968,901 (1.1)
South Korea
BNK Financial Group, Inc. ... 140,200 966,826 (1.2)
Doosan Enerbility Co. Ltd. ... 63,300 866,275 (1.0)
1,833,101
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 139,900 1,511,238 (1.8)
Bankinter SA ............ 211,300 1,865,344 (2.2)
Repsol SA .............. 63,800 841,476 (1.0)
4,218,058
Sweden
Evolution AB ............ 11,500 1,131,061 (1.3)
SKF AB, Class B .......... 39,000 776,836 (0.9)
1,907,897
Switzerland
Banque Cantonale Vaudoise
(Registered) ........... 11,700 1,208,422 (1.4)
SGS SA (Registered) ....... 9,200 1,027,285 (1.2)
2,235,707
Taiwan
Acer, Inc. ............... 605,000 778,714 (0.9)
Advantech Co. Ltd. ........ 64,000 648,468 (0.8)
Quanta Computer, Inc. ...... 156,000 1,300,140 (1.5)
Realtek Semiconductor Corp. . 99,000 1,469,415 (1.7)
4,196,737
United Kingdom
British American Tobacco plc . 35,800 1,305,200 (1.5)
J Sainsbury plc ........... 314,900 1,246,168 (1.5)
NatWest Group plc ........ 217,500 1,006,885 (1.2)
3,558,253
United States
Altria Group, Inc. .......... 49,100 2,506,064 (2.9)
AMC Networks, Inc., Class A .. 105,705 918,577 (1.1)
Biogen, Inc. ............. 6,800 1,318,112 (1.6)
Dexcom, Inc. ............ 29,200 1,957,568 (2.3)
DoorDash, Inc., Class A ..... 5,700 813,561 (1.0)
Eagle Bancorp, Inc. ........ 65,550 1,480,119 (1.7)
Elevance Health, Inc. ....... 2,200 1,144,000 (1.3)
Eversource Energy ........ 22,700 1,544,735 (1.8)
Gilead Sciences, Inc. ....... 15,000 1,257,600 (1.5)
Shares Value
% of Basket
Value
United States (continued)
Healthpeak Properties, Inc. ... 112,800 $ 2,579,736 (3.0) %
Hormel Foods Corp. ....... 24,300 770,310 (0.9)
Humana, Inc. ............ 4,600 1,457,004 (1.7)
Huntington Ingalls Industries,
Inc. ................. 3,700 978,206 (1.2)
Informatica, Inc., Class A .... 115,648 2,923,581 (3.4)
Kimberly-Clark Corp. ....... 20,800 2,959,424 (3.5)
Labcorp Holdings, Inc. ...... 6,400 1,430,272 (1.7)
Lam Research Corp. ....... 2,200 1,795,376 (2.1)
McKesson Corp. .......... 2,300 1,137,166 (1.3)
New York Community Bancorp,
Inc. ................. 1,231,944 13,834,731 (16.3)
Royal Caribbean Cruises Ltd. . 5,100 904,536 (1.1)
Seagate Technology Holdings
plc ................. 7,800 854,334 (1.0)
ServiceNow, Inc. .......... 900 804,951 (0.9)
Snowflake, Inc., Class A ..... 11,600 1,332,376 (1.6)
Synchrony Financial ....... 32,200 1,606,136 (1.9)
T. Rowe Price Group, Inc. .... 37,200 4,052,196 (4.8)
Trane Technologies plc ..... 3,800 1,477,174 (1.7)
Western Digital Corp. ....... 41,000 2,799,890 (3.3)
Workday, Inc., Class A ...... 11,100 2,712,951 (3.2)
59,350,686
Preferred Securities
Brazil
Gerdau SA (Preference) ..... 397,800 1,397,634 (1.6)
Germany
Henkel AG & Co. KGaA
(Preference) .......... 20,900 1,964,596 (2.3)
Total Reference Entity — Long ............ 145,311,177
Reference Entity — Short
Investment Companies
United States
Invesco Preferred ETF ...... (1,000,000) (12,350,000) 14.5
iShares iBoxx $ Investment
Grade Corporate Bond ETF (432,931) (48,912,544) 57.6
iShares Preferred & Income
Securities ETF ......... (500,000) (16,615,000) 19.6
Vanguard Intermediate-Term
Corporate Bond ETF ..... (612,000) (51,255,000) 60.3
(129,132,544)
Common Stocks
Australia
BlueScope Steel Ltd. ....... (95,300) (1,454,747) 1.7
CAR Group Ltd. .......... (56,300) (1,456,278) 1.7
Dexus ................. (589,700) (3,076,860) 3.6
Lynas Rare Earths Ltd. ..... (450,500) (2,471,684) 2.9
Mineral Resources Ltd. ..... (74,600) (2,659,754) 3.1
NEXTDC Ltd. ............ (81,700) (985,253) 1.2
Orica Ltd. .............. (139,000) (1,775,579) 2.1
Perpetual Ltd. ............ (85,400) (1,094,479) 1.3
Pro Medicus Ltd. .......... (10,600) (1,304,697) 1.5
SEEK Ltd. .............. (182,500) (3,124,066) 3.7
Seven Group Holdings Ltd. ... (37,600) (1,110,422) 1.3
Treasury Wine Estates Ltd. ... (213,400) (1,761,713) 2.1
WiseTech Global Ltd. ....... (23,700) (2,244,305) 2.6
(24,519,837)
Belgium
Lotus Bakeries NV ........ (100) (1,341,913) 1.6

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Brazil
Atacadao SA ............ (273,700) $ (465,235) 0.5%
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (32,000) (530,191) 0.6
PRIO SA ............... (122,400) (975,345) 1 .2
WEG SA ............... (145,000) (1,453,806) 1.7
(3,424,577)
China
Agricultural Bank of China Ltd.,
Class H .............. (1,843,000) (859,892) 1.0
Anhui Conch Cement Co. Ltd.,
Class H .............. (878,000) (2,560,201) 3.0
Bank of China Ltd., Class H .. (4,643,000) (2,168,280) 2.6
Bank of Communications Co.
Ltd., Class H .......... (2,587,000) (1,967,721) 2.3
China Everbright Bank Co. Ltd.,
Class H .............. (2,259,000) (764,296) 0.9
China Resources Power
Holdings Co. Ltd. ....... (512,000) (1,380,233) 1.6
PICC Property & Casualty Co.
Ltd., Class H .......... (1,041,647) (1,541,916) 1.8
Postal Savings Bank of China
Co. Ltd., Class H ....... (3,211,000) (1,897,797) 2.2
(13,140,336)
Denmark
Coloplast A/S, Class B ...... (21,100) (2,750,291) 3.2
France
Alstom SA .............. (88,720) (1,843,322) 2.2
Hong Kong
Hang Seng Bank Ltd. ...... (131,900) (1,641,122) 1.9
Henderson Land Development
Co. Ltd. .............. (308,000) (975,358) 1.1
Sino Land Co. Ltd. ........ (674,000) (736,068) 0.9
(3,352,548)
Italy
Davide Campari-Milano NV .. (175,431) (1,487,053) 1.7
Telecom Italia SpA ........ (3,889,300) (1,081,342) 1.3
(2,568,395)
Japan
McDonald's Holdings Co. Japan
Ltd. ................ (18,300) (871,949) 1.0
OKUMA Corp. ........... (33,600) (722,031) 0.9
Sharp Corp. ............. (146,600) (974,984) 1.1
Shinko Electric Industries Co.
Ltd. ................ (22,700) (868,134) 1.0
(3,437,098)
Luxembourg
RTL Group SA ........... (1,300) (44,140) 0.1
Mexico
Alfa SAB de CV, Class A .... (3,534,300) (2,897,085) 3.4
Grupo Bimbo SAB de CV .... (264,300) (908,875) 1.1
(3,805,960)
Poland
ORLEN SA ............. (179,700) (2,608,319) 3.1
Singapore
SATS Ltd. .............. (688,431) (1,933,846) 2.3
Seatrium Ltd. ............ (450,920) (624,619) 0.7
(2,558,465)
Shares Value
% of Basket
Value
South Africa
Growthpoint Properties Ltd. .. (2,302,800) $ (1,869,963) 2.2%
Impala Platinum Holdings Ltd. . (185,000) (1,036,876) 1.2
Northam Platinum Holdings Ltd. (128,900) (813,500) 0.9
(3,720,339)
Spain
Grifols SA, Class A ........ (121,700) (1,383,100) 1.7
Sweden
Securitas AB, Class B ...... (56,900) (722,337) 0.8
Switzerland
Baloise Holding AG (Registered) (7,000) (1,431,456) 1.7
Swiss Life Holding AG
(Registered) ........... (4,200) (3,514,386) 4.1
(4,945,842)
Taiwan
China Steel Corp. ......... (832,647) (607,269) 0.7
E.Sun Financial Holding Co. Ltd. (1,234,916) (1,092,305) 1.3
First Financial Holding Co. Ltd. (2,880,010) (2,492,230) 2.9
Formosa Plastics Corp. ..... (1,301,395) (2,193,735) 2.6
Nan Ya Plastics Corp. ...... (925,195) (1,341,181) 1.6
Powerchip Semiconductor
Manufacturing Corp. ..... (711,000) (483,289) 0.5
Yuanta Financial Holding Co.
Ltd. ................ (1,375,082) (1,374,667) 1.6
(9,584,676)
United Kingdom
Diageo plc .............. (85,700) (2,993,493) 3.5
United States
Atlantic Union Bankshares Corp. (30,170) (1,136,504) 1.3
Community Financial System,
Inc. ................. (28,734) (1,668,583) 2.0
CVB Financial Corp. ....... (72,435) (1,290,792) 1.5
GE HealthCare Technologies,
Inc. ................. (6,900) (647,565) 0.8
Independent Bank Group, Inc. . (34,553) (1,992,326) 2.3
Provident Financial Services,
Inc. ................. (100,014) (1,856,260) 2.2
ServisFirst Bancshares, Inc. .. (24,576) (1,977,139) 2.3
Xylem, Inc. .............. (13,400) (1,809,402) 2.1
(12,378,571)
Total Reference Entity — Short ............ (230,256,103)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (84,944,926)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
ALS Ltd. ............... 80,300 796,053 (0.5)
BHP Group Ltd. .......... 46,500 1,443,647 (1.0)
Coles Group Ltd. ......... 167,600 2,089,386 (1.5)
Magellan Financial Group Ltd. . 138,900 958,185 (0.7)
Medibank Pvt Ltd. ......... 854,200 2,155,107 (1.5)
Steadfast Group Ltd. ....... 900,700 3,525,569 (2.5)
Woolworths Group Ltd. ..... 67,700 1,555,696 (1.1)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Australia (continued)
Worley Ltd. ............. 101,500 $ 1,034,406 (0.7) %
13,558,049
Belgium
Liberty Global Ltd., Class A ... 121,654 2,568,116 (1.8)
Brazil
B3 SA - Brasil Bolsa Balcao .. 993,800 1,959,251 (1.4)
Magazine Luiza SA ........ 391,000 693,331 (0.5)
Ultrapar Participacoes SA .... 456,800 1,784,368 (1.2)
4,436,950
Canada
Franco-Nevada Corp. ...... 20,000 2,484,084 (1.7)
Power Corp. of Canada ..... 68,200 2,151,216 (1.5)
4,635,300
China
China Tower Corp. Ltd., Class H 5,242,000 688,779 (0.5)
Kuaishou Technology ....... 140,900 968,162 (0.7)
Lenovo Group Ltd. ........ 572,000 766,787 (0.5)
Nongfu Spring Co. Ltd., Class H 582,400 2,508,432 (1.7)
PDD Holdings, Inc., ADR .... 12,300 1,658,163 (1.2)
6,590,323
Denmark
Carlsberg A/S, Class B ..... 19,200 2,286,271 (1.6)
Vestas Wind Systems A/S ... 56,100 1,234,407 (0.9)
3,520,678
Finland
Elisa OYJ .............. 16,800 890,644 (0.6)
France
Bouygues SA ............ 44,700 1,496,162 (1.0)
Eurazeo SE ............. 28,700 2,360,937 (1.7)
3,857,099
Germany
Evonik Industries AG ....... 184,200 4,312,008 (3.0)
RWE AG ............... 53,500 1,949,156 (1.4)
6,261,164
Hong Kong
Hongkong Land Holdings Ltd. . 232,800 855,397 (0.6)
New World Development Co.
Ltd. ................ 946,000 1,158,643 (0.8)
Yue Yuen Industrial Holdings
Ltd. ................ 389,000 737,466 (0.5)
2,751,506
Italy
Mediobanca Banca di Credito
Finanziario SpA ........ 161,900 2,766,287 (1.9)
Japan
Alfresa Holdings Corp. ...... 96,100 1,520,108 (1.1)
Asahi Intecc Co. Ltd. ....... 47,600 837,441 (0.6)
Azbil Corp. .............. 70,800 575,452 (0.4)
COMSYS Holdings Corp. .... 51,400 1,122,082 (0.8)
Dai-ichi Life Holdings, Inc. ... 55,000 1,427,105 (1.0)
DIC Corp. .............. 78,300 1,774,892 (1.2)
Electric Power Development Co.
Ltd. ................ 65,200 1,090,349 (0.8)
Ito En Ltd. .............. 58,300 1,387,537 (1.0)
Kuraray Co. Ltd. .......... 52,400 778,622 (0.5)
Mitsubishi Materials Corp. ... 79,300 1,432,975 (1.0)
Mitsui & Co. Ltd. .......... 57,900 1,294,878 (0.9)
Morinaga & Co. Ltd. ....... 116,300 2,329,616 (1.6)
Shares Value
% of Basket
Value
Japan (continued)
Nexon Co. Ltd. ........... 36,200 $ 719,363 (0.5) %
NH Foods Ltd. ........... 24,200 897,221 (0.6)
Nippon Paint Holdings Co. Ltd. 230,500 1,755,472 (1.2)
Odakyu Electric Railway Co. Ltd. 115,600 1,289,381 (0.9)
Ship Healthcare Holdings, Inc. 81,000 1,323,557 (0.9)
Sumitomo Rubber Industries
Ltd. ................ 123,200 1,355,533 (0.9)
Tokyo Electron Ltd. ........ 4,800 856,011 (0.6)
Toyota Tsusho Corp. ....... 80,100 1,464,525 (1.0)
Trend Micro, Inc. .......... 14,400 855,005 (0.6)
26,087,125
Macau
MGM China Holdings Ltd. .... 624,400 983,885 (0.7)
Mexico
Cemex SAB de CV ........ 2,084,200 1,275,501 (0.9)
Grupo Financiero Banorte SAB
de CV, Class O ......... 243,600 1,733,779 (1.2)
3,009,280
Netherlands
Koninklijke Ahold Delhaize NV . 54,000 1,865,216 (1.3)
Poland
Powszechny Zaklad Ubezpieczen
SA ................. 122,000 1,333,704 (0.9)
Singapore
City Developments Ltd. ..... 644,000 2,697,904 (1.9)
UOL Group Ltd. .......... 465,000 2,009,476 (1.4)
4,707,380
South Africa
Nedbank Group Ltd. ....... 72,300 1,248,742 (0.9)
Spain
CaixaBank SA ........... 214,200 1,278,334 (0.9)
Sweden
Telia Co. AB ............. 601,600 1,945,336 (1.4)
Switzerland
ABB Ltd. (Registered) ...... 31,500 1,827,492 (1.3)
Belimo Holding AG (Registered) 1,900 1,356,429 (0.9)
Kuehne + Nagel International AG
(Registered) ........... 5,900 1,611,990 (1.1)
Swiss Prime Site AG
(Registered) ........... 8,900 997,456 (0.7)
5,793,367
Taiwan
ASMedia Technology, Inc. ... 18,000 914,824 (0.6)
Chicony Electronics Co. Ltd. .. 213,000 1,098,237 (0.8)
China Airlines Ltd. ......... 1,438,000 975,719 (0.7)
Compal Electronics, Inc. ..... 1,080,000 1,133,297 (0.8)
eMemory Technology, Inc. ... 8,000 658,429 (0.5)
Evergreen Marine Corp. Taiwan
Ltd. ................ 206,000 1,309,198 (0.9)
Genius Electronic Optical Co.
Ltd. ................ 98,000 1,498,147 (1.0)
Global Unichip Corp. ....... 24,000 823,876 (0.6)
MediaTek, Inc. ........... 27,000 995,100 (0.7)
U-Ming Marine Transport Corp. 674,000 1,188,236 (0.8)
Wan Hai Lines Ltd. ........ 444,000 1,370,819 (1.0)
11,965,882

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United Kingdom
Admiral Group plc ......... 26,900 $ 1,002,697 (0.7) %
British Land Co. plc (The) .... 236,200 1,376,280 (1.0)
EnQuest plc ............. 4,891,224 676,166 (0.5)
Johnson Matthey plc ....... 78,200 1,594,741 (1.1)
Standard Chartered plc ..... 124,900 1,324,687 (0.9)
Synthomer plc ........... 588,203 1,748,466 (1.2)
7,723,037
United States
Adobe, Inc. ............. 3,200 1,656,896 (1.2)
Atlassian Corp., Class A ..... 5,500 873,455 (0.6)
Block, Inc., Class A ........ 17,000 1,141,210 (0.8)
Booking Holdings, Inc. ...... 300 1,263,636 (0.9)
Carnival Corp. ........... 59,700 1,103,256 (0.8)
CME Group, Inc. .......... 5,000 1,103,250 (0.8)
ConocoPhillips ........... 15,500 1,631,840 (1.1)
Deckers Outdoor Corp. ..... 16,800 2,678,760 (1.9)
Estee Lauder Cos., Inc. (The),
Class A .............. 15,900 1,585,071 (1.1)
Fortinet, Inc. ............. 11,400 884,070 (0.6)
Franklin Resources, Inc. ..... 51,400 1,035,710 (0.7)
Holcim AG .............. 10,400 1,018,502 (0.7)
Lockheed Martin Corp. ...... 4,300 2,513,608 (1.7)
MSCI, Inc. .............. 4,000 2,331,720 (1.6)
NetApp, Inc. ............. 16,500 2,037,915 (1.4)
Salesforce, Inc. ........... 5,800 1,587,518 (1.1)
Southwest Airlines Co. ...... 10,000 296,300 (0.2)
State Street Corp. ......... 22,100 1,955,187 (1.4)
Verizon Communications, Inc. . 28,800 1,293,408 (0.9)
Walt Disney Co. (The) ...... 22,400 2,154,656 (1.5)
Waystar Holding Corp. ...... 85,000 2,370,650 (1.7)
32,516,618
Preferred Securities
Brazil
Bradespar SA (Preference) ... 497,100 1,850,540 (1.3)
Cia Energetica de Minas Gerais
(Preference) .......... 560,950 1,179,007 (0.8)
3,029,547
Total Reference Entity — Long ............ 155,323,569
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (244,788) (27,656,148) 19.3
iShares Preferred & Income
Securities ETF ......... (815,000) (27,082,450) 18.9
SPDR Bloomberg High Yield
Bond ETF ............ (9,541) (933,014) 0.7
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (142,956,000) 100.0
(198,627,612)
Common Stocks
Brazil
Atacadao SA ............ (62,400) (106,067) 0.1
Centrais Eletricas Brasileiras SA (165,000) (1,190,319) 0.8
Cosan SA .............. (1,077,800) (2,591,769) 1.8
Hypera SA .............. (151,900) (733,331) 0.5
Localiza Rent a Car SA ..... (308,404) (2,335,236) 1.6
Sendas Distribuidora SA .... (376,900) (519,580) 0.4
(7,476,302)
Shares Value
% of Basket
Value
Canada
Constellation Software, Inc. .. (500) $ (1,626,677) 1.1%
Saputo, Inc. ............. (83,400) (1,800,027) 1.3
(3,426,704)
China
ANTA Sports Products Ltd. ... (73,600) (871,265) 0.6
Bank of Communications Co.
Ltd., Class H .......... (48,000) (36,510) 0.0
China Everbright Bank Co. Ltd.,
Class H .............. (3,025,000) (1,023,460) 0.7
China Resources Power
Holdings Co. Ltd. ....... (30,000) (80,873) 0.1
CRRC Corp. Ltd., Class H ... (1,356,000) (882,591) 0.6
Guangzhou Automobile Group
Co. Ltd., Class H ....... (5,496,000) (2,139,414) 1.5
Ping An Insurance Group Co. of
China Ltd., Class H ...... (1,053,500) (6,615,485) 4.6
Trip.com Group Ltd., ADR ... (69,800) (4,148,214) 2.9
Wharf Holdings Ltd. (The) .... (718,000) (2,038,753) 1.4
Xinyi Glass Holdings Ltd. .... (1,114,000) (1,305,457) 0.9
Zijin Mining Group Co. Ltd.,
Class H .............. (488,000) (1,089,532) 0.8
(20,231,554)
Denmark
DSV A/S ............... (7,200) (1,481,832) 1.0
Novonesis (Novozymes) B, Class
B .................. (21,200) (1,526,303) 1.1
(3,008,135)
Germany
LEG Immobilien SE ........ (41,001) (4,292,545) 3.0
Hong Kong
Sun Hung Kai Properties Ltd. . (115,500) (1,251,426) 0.9
Japan
Anritsu Corp. ............ (16,600) (126,506) 0.1
Daiwa House Industry Co. Ltd. (135,000) (4,249,258) 3.0
INFRONEER Holdings, Inc. .. (36,200) (297,433) 0.2
Invincible Investment Corp. ... (1,100) (476,407) 0.3
JAFCO Group Co. Ltd. ...... (52,000) (735,821) 0.5
Kansai Paint Co. Ltd. ....... (268,200) (4,790,600) 3.3
Kobayashi Pharmaceutical Co.
Ltd. ................ (17,200) (684,083) 0.5
Kobe Bussan Co. Ltd. ...... (7,600) (237,031) 0.2
Kobe Steel Ltd. ........... (209,000) (2,504,783) 1.8
Nagoya Railroad Co., Ltd. ... (520,100) (6,313,801) 4.4
Obara Group, Inc. ......... (77,000) (2,177,138) 1.5
OSG Corp. .............. (93,800) (1,326,102) 0.9
Rakuten Group, Inc. ....... (269,400) (1,738,279) 1.2
Relo Group, Inc. .......... (4,100) (53,899) 0.0
Rohm Co. Ltd. ........... (130,100) (1,465,664) 1.0
Sanrio Co. Ltd. ........... (136,000) (3,919,543) 2.7
Sapporo Holdings Ltd. ...... (23,300) (1,285,614) 0.9
Seven & i Holdings Co. Ltd. .. (101,900) (1,534,375) 1.1
Taiyo Yuden Co. Ltd. ....... (98,600) (2,030,524) 1.4
(35,946,861)
Macau
Wynn Macau Ltd. ......... (1,904,000) (1,637,573) 1.2
Mexico
Grupo Bimbo SAB de CV .... (30,200) (103,852) 0.1
Singapore
Jardine Cycle & Carriage Ltd. . (45,000) (965,371) 0.7

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Shares Value
% of Basket
Value
Spain
Telefonica SA ............ (387,100) $ (1,893,727) 1.3%
Switzerland
Tecan Group AG (Registered) . (6,300) (2,070,307) 1.4
United States
Arthur J Gallagher & Co. .... (6,700) (1,885,179) 1.3
Brandywine Realty Trust .... (12,500) (68,000) 0.1
Celanese Corp. .......... (12,500) (1,699,500) 1.2
Shares Value
% of Basket
Value
United States (continued)
Jazz Pharmaceuticals plc .... (18,480) $ (2,058,857) 1.4%
MicroStrategy, Inc., Class A .. (38,200) (6,440,520) 4.5
QIAGEN NV ............. (80,190) (3,624,906) 2.5
T-Mobile US, Inc. ......... (7,800) (1,609,608) 1.1
(17,386,570)
Total Reference Entity — Short ............ (298,318,539)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (142,994,970)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.05
1-day ESTR ......................................... Euro Short-Term Rate 3.41
1-day IBR ........................................... Colombian Reference Banking Indicator 10.08
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6.76
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16
1-day SONIA ......................................... Sterling Overnight Index Average 4.95
1-day SORA ......................................... Singapore Overnight Rate Average 3.88
1-day THOR ......................................... Thailand Overnight Repo Rate ON 2.48
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.23
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2.40
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.74
3-mo. BBR .......................................... Australian Bank Bill Rate 4.43
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.53
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 4.18
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.05
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3.55
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 4.20
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 3.08
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1.66
6-mo. BBR .......................................... Australian Bank Bill Rate 4.62
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.11
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5.75

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 2,132,766 $ — $ 2,132,766
Bermuda ............................................. — 36,189,109 — 36,189,109
Canada ............................................. — 17,550,747 — 17,550,747
Cayman Islands ........................................ — 2,606,771,911 1 2,606,771,912
France .............................................. — 39,167,634 — 39,167,634
Germany ............................................ — 4,565,824 — 4,565,824
Ireland .............................................. — 461,995,554 — 461,995,554
Italy ................................................ — 117,427,601 — 117,427,601
Jersey, Channel Islands ................................... — 90,543,870 — 90,543,870
Luxembourg .......................................... — 33,718,621 — 33,718,621
Netherlands ........................................... — 30,209,144 — 30,209,144
Portugal ............................................. — 6,429,788 — 6,429,788
Spain ............................................... — 30,461,267 — 30,461,267
Switzerland ........................................... — 473,281 — 473,281
United Kingdom ........................................ — 221,124,833 — 221,124,833
United States .......................................... — 2,407,745,654 67,312,012 2,475,057,666
Common Stocks
Belgium ............................................. — 1,767,235 — 1,767,235
Cambodia ............................................ — 705,272 — 705,272
Canada ............................................. 17,993,832 — — 17,993,832
Chile ............................................... — 1,066,900 — 1,066,900
Czech Republic ........................................ 326,451 726,717 — 1,053,168
Denmark ............................................. — 94,889 — 94,889
France .............................................. 75,545 10,090,498 — 10,166,043
Georgia ............................................. 329,584 — — 329,584
Germany ............................................ — 27,363,733 — 27,363,733
Greece .............................................. 504,515 2,237,426 — 2,741,941
Hungary ............................................. — 1,326,946 — 1,326,946
India ............................................... 2,893,400 21,649,970 — 24,543,370
Indonesia ............................................ 2,744,718 3,494,800 — 6,239,518
Italy ................................................ — 15,926,350 — 15,926,350
Japan ............................................... — 6,778,383 — 6,778,383
Kazakhstan ........................................... 1,444,008 — — 1,444,008
Malaysia ............................................. — 1,696,454 — 1,696,454
Netherlands ........................................... — 6,792,846 — 6,792,846
Philippines ........................................... 1,186,341 2,745,363 — 3,931,704
Poland .............................................. — 2,349,542 — 2,349,542
Singapore ............................................ 591,607 — — 591,607
Sweden ............................................. — 1,604,061 — 1,604,061
Thailand ............................................. 2,079,767 785,267 — 2,865,034
Turkey .............................................. 1,020,974 992,199 — 2,013,173
United Kingdom ........................................ 10,547,810 3,460,858 55 14,008,723
United States .......................................... 459,972,915 10,030,646 198,107,767 668,111,328
Zambia .............................................. 594,628 — — 594,628
Corporate Bonds
Argentina ............................................ — 4,636,677 — 4,636,677
Australia ............................................. — 229,130,392 38,483,914 267,614,306
Austria .............................................. — 57,154,431 — 57,154,431
Belgium ............................................. — 77,827,467 — 77,827,467
Brazil ............................................... — 107,910,844 — 107,910,844
Canada ............................................. — 282,459,499 — 282,459,499
Cayman Islands ........................................ — 14,893,050 — 14,893,050
Chile ............................................... — 43,132,147 — 43,132,147
China ............................................... — 132,490,058 — 132,490,058
Colombia ............................................ — 57,986,444 — 57,986,444
Costa Rica ........................................... — 1,195,178 — 1,195,178
Cyprus .............................................. — 7,896,213 — 7,896,213
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Czech Republic ........................................ $ — $ 20,709,109 $ — $ 20,709,109
Denmark ............................................. — 107,509,633 — 107,509,633
Finland .............................................. — 62,519,083 — 62,519,083
France .............................................. — 1,126,496,400 16,740,143 1,143,236,543
Germany ............................................ — 1,401,104,370 21,910,188 1,423,014,558
Ghana .............................................. — 1,418,914 — 1,418,914
Greece .............................................. — 27,314,079 — 27,314,079
Guatemala ........................................... — 1,559,025 — 1,559,025
Hong Kong ........................................... — 148,557,628 — 148,557,628
India ............................................... — 401,816,478 — 401,816,478
Indonesia ............................................ — 105,732,529 — 105,732,529
Ireland .............................................. — 56,530,789 — 56,530,789
Israel ............................................... — 33,210,027 — 33,210,027
Italy ................................................ — 794,274,016 22,600,779 816,874,795
Jamaica ............................................. — 8,767,443 — 8,767,443
Japan ............................................... — 223,388,258 — 223,388,258
Jersey, Channel Islands ................................... — 78,755,628 48,435,000 127,190,628
Kuwait .............................................. — 3,464,253 — 3,464,253
Luxembourg .......................................... — 242,652,001 4,792,280 247,444,281
Macau .............................................. — 112,625,139 — 112,625,139
Malaysia ............................................. — 18,022,063 — 18,022,063
Mexico .............................................. — 34,082,202 — 34,082,202
Netherlands ........................................... — 370,212,606 — 370,212,606
Nigeria .............................................. — 10,252,575 — 10,252,575
Norway .............................................. — 12,689,612 — 12,689,612
Panama ............................................. — 6,101,434 — 6,101,434
Peru ................................................ — 5,697,376 — 5,697,376
Philippines ........................................... — 108,044,853 — 108,044,853
Portugal ............................................. — 88,982,446 — 88,982,446
Romania ............................................. — 13,240,585 — 13,240,585
Saudi Arabia .......................................... — 3,997,385 — 3,997,385
Singapore ............................................ — 70,195,504 — 70,195,504
Slovenia ............................................. — 24,021,418 — 24,021,418
South Africa ........................................... — 53,229,844 — 53,229,844
South Korea .......................................... — 156,044,715 — 156,044,715
Spain ............................................... — 578,170,976 23,933,949 602,104,925
Sweden ............................................. — 162,508,976 — 162,508,976
Switzerland ........................................... — 359,559,731 — 359,559,731
Thailand ............................................. — 60,915,102 — 60,915,102
Turkey .............................................. — 8,677,098 — 8,677,098
Ukraine ............................................. — 55,271,443 — 55,271,443
United Arab Emirates .................................... — 43,484,506 — 43,484,506
United Kingdom ........................................ — 1,477,614,110 6,011,427 1,483,625,537
United States .......................................... — 4,965,594,930 513,101,722 5,478,696,652
Vietnam ............................................. — 16,661,695 — 16,661,695
Zambia .............................................. — 6,675,880 — 6,675,880
Fixed Rate Loan Interests .................................. — — 146,186,630 146,186,630
Floating Rate Loan Interests
Australia ............................................. — 988,337 — 988,337
Austria .............................................. — 3,347,331 — 3,347,331
Belgium ............................................. — 10,161,016 — 10,161,016
Canada ............................................. — 7,722,488 — 7,722,488
Cayman Islands ........................................ — 19,976,764 — 19,976,764
Colombia ............................................ — — 27,980,640 27,980,640
Finland .............................................. — 12,244,455 — 12,244,455
France .............................................. — 77,236,835 — 77,236,835
Germany ............................................ — 67,394,508 — 67,394,508
Ireland .............................................. — 13,824,193 30,025,891 43,850,084
Jersey, Channel Islands ................................... — — 21,841,092 21,841,092
Luxembourg .......................................... — 95,388,505 14,673,000 110,061,505
Netherlands ........................................... — 86,008,829 — 86,008,829
Norway .............................................. — 5,063,465 — 5,063,465
Spain ............................................... — 52,927,213 58,565,874 111,493,087
Sweden ............................................. — 10,652,105 — 10,652,105
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 96,933,261 $ 96,719,650 $ 193,652,911
United States .......................................... — 809,520,019 383,369,563 1,192,889,582
Foreign Agency Obligations ................................. — 773,200,948 — 773,200,948
Foreign Government Obligations .............................. — 4,632,717,910 — 4,632,717,910
Grantor Trust ........................................... 77,321,632 — — 77,321,632
Investment Companies .................................... 544,405,402 — — 544,405,402
Municipal Bonds ......................................... — 425,712,029 — 425,712,029
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 26,343,320 — 26,343,320
Cayman Islands ........................................ — 19,148,597 — 19,148,597
Ireland .............................................. — 75,492,964 — 75,492,964
Italy ................................................ — 30,388,316 — 30,388,316
Netherlands ........................................... — 9,870,913 — 9,870,913
Switzerland ........................................... — 5,772 — 5,772
United Kingdom ........................................ — 507,852,762 — 507,852,762
United States .......................................... — 3,330,619,960 117,163,373 3,447,783,333
Preferred Securities
Brazil ............................................... — — 11,459,188 11,459,188
China ............................................... — — 50,399,176 50,399,176
Germany ............................................ — — 60,077 60,077
Israel ............................................... — — 14,133,022 14,133,022
Spain ............................................... — 11,229,680 — 11,229,680
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 8,923,627 8,923,627
United States .......................................... — 41,038,718 351,743,006 392,781,724
U.S. Government Sponsored Agency Securities .................... — 12,734,699,078 91,312 12,734,790,390
U.S. Treasury Obligations ................................... — 702,646,927 — 702,646,927
Warrants .............................................. 187,485 8,625,556 33,976,256 42,789,297
Short-Term Securities
Borrowed Bond Agreements ................................. — 253,476,597 — 253,476,597
Commercial Paper ....................................... — 125,510,349 — 125,510,349
Foreign Government Obligations .............................. — 123,062,456 — 123,062,456
Money Market Funds ...................................... 1,550,818,390 — — 1,550,818,390
Options Purchased
Credit contracts .......................................... — 1,228,507 — 1,228,507
Equity contracts .......................................... 21,768,613 473,793 — 22,242,406
Foreign currency exchange contracts ........................... — 35,753,734 — 35,753,734
Interest rate contracts ...................................... 4,622,813 65,260,242 — 69,883,055
Other contracts .......................................... — 20,783 — 20,783
Unfunded Floating Rate Loan Interests
(a)
.............................. — 17,132 252,135 269,267
Unfunded commitments
(b)
........................................ — — 3,640,499 3,640,499
Liabilities
Investments
Borrowed Bonds ......................................... — (254,356,685) — (254,356,685)
TBA Sale Commitments .................................... — (3,701,012,531) — (3,701,012,531)
Investment Sold Short
Investment Companies .................................... (129,122,400) — — (129,122,400)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (430) (4,169) (4,599)
$ 2,572,308,030 $ 42,263,676,947 $ 2,332,629,080 $ 47,168,614,057
Investments Valued at NAV
(c)
...................................... 27,875,068
$ 47,196,489,125
Derivative Financial Instruments
(d)
Assets
Credit contracts ........................................... $ — $ 15,374,972 $ — $ 15,374,972
Equity contracts ........................................... 705,488 2,789,186 — 3,494,674
Foreign currency exchange contracts ............................ — 73,816,094 — 73,816,094
Interest rate contracts ....................................... 33,826,141 512,863,029 — 546,689,170
Other contracts ........................................... — 1,692,464 — 1,692,464
Liabilities
Commodity contracts ....................................... (386,909) — — (386,909)
Credit contracts ........................................... — (35,429,623) — (35,429,623)
Equity contracts ........................................... (14,901,836) (9,089,678) — (23,991,514)
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Foreign currency exchange contracts ............................ $ — $ (143,729,846) $ — $ (143,729,846)
Interest rate contracts ....................................... (41,496,093) (661,632,170) — (703,128,263)
Other contracts ........................................... — (1,033,017) — (1,033,017)
$ (22,253,209) $ (244,378,589) $ — $ (266,631,798)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $1,195,304 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investment
Companies
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ............................... $ 130,976,062 $ 77,139,022 $ 540,614,614 $ 88,154,978 $ 727,543,256 $ 16,854,730
Transfers into Level 3 ............................................. — — — — — —
Transfers out of Level 3 ............................................ (37,876,170) — — — — —
Other
(a)
....................................................... 5,614,989 16,854,730 (5,614,989) — — (16,854,730)
Accrued discounts/premiums ......................................... (2,320,284) — 4,254,877 116,021 43,396 —
Net realized gain (loss) ............................................ (14,644,503) (1,255,613) (1,391,910) 69,915 571,280 —
Net change in unrealized appreciation (depreciation)
(b)
........................ 15,054,235 9,500,459 6,517,508 4,073,836 (116,753) —
Purchases ..................................................... — 96,187,418 234,510,068 153,171,618 767,569,212 —
Sales ........................................................ (29,492,316) (318,194) (82,880,766) (99,399,738) (862,434,681) —
Closing balance, as of September 30, 2024 ...............................
$ 67,312,013 $ 198,107,822 $ 696,009,402 $ 146,186,630 $ 633,175,710 $ —
Net change in unrealized appreciation (depreciation) on investments still held at September
30, 2024
(b)
...................................................
$ 2,490,389 $ 7,926,840 $ 11,134,230 $ 4,037,269 $ (36,045,438) $ —
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................... $ 140,558,506 $ 298,734,094 $ 7,197,193 $ 2,087,315 $ — $ 10,297,993 $ 2,040,157,763
Transfers into Level 3 ................................. — 15,957,567 — — — 940,426 16,897,993
Transfers out of Level 3 ................................ (2,527,170) — — — — (40,407) (40,443,747)
Accrued discounts/premiums ............................. 1,017,998 — — — — — 3,112,008
Net realized gain (loss) ................................ 174,708 69,803 — — — (469,650) (16,875,970)
Net change in unrealized appreciation (depreciation)
(b)
............ 2,973,855 (16,878,379) (3,556,694) (1,839,349) (2,824) 20,243,929 35,969,823
Purchases ......................................... 12,478,885 161,158,298 — — 94,136 3,149,302 1,428,318,937
Sales ............................................ (37,513,409) (22,323,286) — — — (145,337) (1,134,507,727)
Closing balance, as of September 30, 2024 ...................
$ 117,163,373 $ 436,718,097 $ 3,640,499 $ 247,966 $ 91,312 $ 33,976,256 $ 2,332,629,080
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024
(b)
..........................
$ 2,973,855 $ (33,061,250) $ (3,556,694) $ (1,839,349) $ (2,824) $ 20,882,080 $ (25,060,892)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Common Stocks, Corporate Bonds and Investment Companies.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $345,839,851. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The Fund valued certain of its Level 3 Direct Investments using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $25,413,062 as of September 30, 2024.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 41,825,741 Income Discount Rate 10% —
Common Stocks ............................. 149,555,680 Market Revenue Multiple 2.10x - 16.50x 7.73x
Volatility 39% - 80% 53%
Time to Exit 3.0 - 5.6 years 3.0 years
EBIDTA Multiple 14.94x —
Income Discount Rate 10% - 12% 10%
Corporate Bonds ............................. 629,126,379 Income Discount Rate 3% - 30% 11%
Market Revenue Multiple 4.00x - 6.07x 5.06x
Time to Exit 1.0 year —
Volatility 50% - 95% 57%
Fixed Rate Loan Interests ........................ 76,836,826 Income Discount Rate 7% - 12% 8%
Floating Rate Loan Interests ...................... 606,172,901 Income Discount Rate 6% - 14% 9%
Estimated Recovery
Value
1% - 44% 43%
Market EBITDA Multiple 15.00x —
Non-Agency Mortgage-Backed Securities .............. 22,639,885 Income Discount Rate 7% —
Preferred Stocks
(b)
............................ 436,718,097 Market Revenue Multiple 0.26x - 16.50x 6.72x
Volatility 33% - 95% 65%
Time to Exit 0.3 - 5.0 years 2.5 years
Gross Profit Multiple 17.00x —
EBIDTA Multiple 7.00x - 12.38x 11.86x
EBIDTAR Multiple 11.50x —
Market Adjustment
Multiple
1.00x - 1.30x 1.23x
Income Discount Rate 10% - 14% 12%
Warrants .................................. 23,913,720 Market Revenue Multiple 3.25x - 10.25x 7.78x
Volatility 39% - 80% 63%
Time to Exit 0.3 - 9.3 years 3.5 years
Income Discount Rate 12% - 16% 16%
$ 1,986,789,229

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Strategic Income Opportunities Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
AMT Alternative Minimum Tax
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMBS Commercial Mortgage-Backed Securities
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
Nasdaq National Association of Securities Dealers Automated
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SAP Subject to Appropriations
SAW State Aid Withholding
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
SPDR Standard & Poor’s Depositary Receipts
STIBOR Stockholm Interbank Offered Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TIBOR Tokyo Interbank Offered Rate
TONAR Tokyo Overnight Average Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate